UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 1.4%
91,000		Delphi Automotive plc	$7,105,280
186,700		Goodyear Tire & Rubber Co	5,625,271
61,151		Lear Corp	6,363,985
8,843	*,e	Tesla Motors, Inc	2,353,564
96,400		Thor Industries, Inc	5,386,832
		TOTAL AUTOMOBILES & COMPONENTS	26,834,932

BANKS - 0.6%
45,816	*	Signature Bank	6,670,351
42,500	*	SVB Financial Group	6,081,750
		TOTAL BANKS	12,752,101

CAPITAL GOODS - 6.3%
84,303		3M Co	12,758,416
73,700		A.O. Smith Corp	5,293,134
30,300		Acuity Brands, Inc	6,096,057
83,080		Allison Transmission Holdings, Inc	2,424,275
84,100		Ametek, Inc	4,461,505
101,907		Boeing Co	14,691,932
84,340		BWX Technologies, Inc	2,071,390
400		Cummins, Inc	51,812
58,000		Danaher Corp	5,310,480
113,900	*	HD Supply Holdings, Inc	4,077,620
92,583		Honeywell International, Inc	9,725,844
48,486		Hubbell, Inc (Class B)	5,062,423
35,355		Huntington Ingalls	4,151,031
29,458		Lockheed Martin Corp	6,100,752
35,800	*	Middleby Corp	4,392,660
36,271		Rockwell Automation, Inc	4,235,727
45,793		Snap-On, Inc	7,546,686
138,049	*	Spirit Aerosystems Holdings, Inc (Class A)	7,772,159
49,400		Stanley Works	5,211,206
74,200		Textron, Inc	3,242,540
62,700		Triumph Group, Inc	3,376,395
78,617		Westinghouse Air Brake Technologies Corp	7,955,254
		TOTAL CAPITAL GOODS	126,009,298

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
23,400	*	IHS, Inc (Class A)	2,925,702
188,556		Pitney Bowes, Inc	3,944,592
41,916		Waste Connections, Inc	2,101,249
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,971,543
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 2.0%
36,400		Carter’s, Inc	$3,691,324
65,800	*	Garmin Ltd	2,757,678
17,200	*,e	GoPro, Inc	1,068,120
74,700	*	Jarden Corp	4,108,500
79,500	*	Michael Kors Holdings Ltd	3,338,205
178,000		Nike, Inc (Class B)	20,509,160
27,300	*	Tempur-Pedic International, Inc	2,062,515
65,100	*	Toll Brothers, Inc	2,533,692
		TOTAL CONSUMER DURABLES & APPAREL	40,069,194

CONSUMER SERVICES - 3.4%
4,709	*	Chipotle Mexican Grill, Inc (Class A)	3,495,161
268,900	*	Hilton Worldwide Holdings, Inc	7,219,965
95,709	*	Hyatt Hotels Corp	5,343,434
220,648		McDonald’s Corp	22,033,909
98,700	*	Norwegian Cruise Line Holdings Ltd	6,160,854
99,600	*	ServiceMaster Global Holdings, Inc	3,857,508
338,572		Starbucks Corp	19,613,476
		TOTAL CONSUMER SERVICES	67,724,307

DIVERSIFIED FINANCIALS - 2.6%
57,775		Ameriprise Financial, Inc	7,260,584
45,100		Bank of New York Mellon Corp	1,957,340
50,000		iShares Russell 1000 Growth Index Fund	5,101,500
100,889		Lazard Ltd (Class A)	5,590,259
100,307		McGraw-Hill Financial, Inc	10,206,237
75,500		MSCI, Inc (Class A)	5,146,080
138,300		NorthStar Asset Management Group, Inc	2,533,656
111,400		Santander Consumer USA Holdings, Inc	2,693,652
112,967		SEI Investments Co	6,022,271
168,491	*	Synchrony Financial	5,789,351
		TOTAL DIVERSIFIED FINANCIALS	52,300,930

ENERGY - 1.4%
36,500	*	Cameron International Corp	1,841,790
78,300	*	Cheniere Energy, Inc	5,400,351
28,334		EOG Resources, Inc	2,187,102
138,800		Marathon Petroleum Corp	7,588,196
83,020		Schlumberger Ltd	6,875,716
36,800		Valero Energy Corp	2,414,080
36,800		Williams Cos, Inc	1,931,264
		TOTAL ENERGY	28,238,499

FOOD & STAPLES RETAILING - 2.3%
52,100		Costco Wholesale Corp	7,570,130
230,638		CVS Corp	25,939,856
69,312		Kroger Co	2,719,803
96,776		Walgreens Boots Alliance, Inc	9,351,465
		TOTAL FOOD & STAPLES RETAILING	45,581,254
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 7.0%
437,658		Altria Group, Inc	$23,799,842
618,879		Coca-Cola Co	25,423,549
165,986		Coca-Cola Enterprises, Inc	8,478,565
8,588		Constellation Brands, Inc (Class A)	1,030,732
114,939		Dr Pepper Snapple Group, Inc	9,220,407
37,300		Ingredion, Inc	3,289,860
11,700		Keurig Green Mountain, Inc	877,968
135,100		Kraft Heinz Co	10,736,397
69,500		Mead Johnson Nutrition Co	6,143,105
82,900		Mondelez International, Inc	3,741,277
52,670	*	Monster Beverage Corp	8,087,478
317,072		PepsiCo, Inc	30,549,887
81,743		Philip Morris International, Inc	6,991,479
		TOTAL FOOD, BEVERAGE & TOBACCO	138,370,546

HEALTH CARE EQUIPMENT & SERVICES - 6.6%
34,700		Aetna Inc	3,920,059
88,900		AmerisourceBergen Corp	9,401,175
25,805		Bard (C.R.), Inc	5,074,553
17,600		Baxter International, Inc	705,408
59,538		Becton Dickinson & Co	9,058,707
103,850		Cardinal Health, Inc	8,825,173
80,200	*	Centene Corp	5,624,426
84,100	*	Cerner Corp	6,031,652
49,200		Cigna Corp	7,087,752
62,700		Dentsply International, Inc	3,568,257
56,955	*	Edwards Lifesciences Corp	8,666,273
152,300	*	Express Scripts Holding Co	13,717,661
31,900	*	HCA Holdings, Inc	2,967,019
62,900	*	Health Net, Inc	4,205,494
91,700	*	Hologic, Inc	3,820,222
9,800	*	Intuitive Surgical, Inc	5,225,066
38,478		McKesson Corp	8,487,092
198,500		UnitedHealth Group, Inc	24,097,900
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	130,483,889

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
90,916		Colgate-Palmolive Co	6,184,106
130,900		Coty, Inc	3,498,957
69,771		Estee Lauder Cos (Class A)	6,217,294
19,700		Spectrum Brands, Inc	2,087,215
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,987,572

INSURANCE - 0.2%
3,700	*	Markel Corp	3,292,075
		TOTAL INSURANCE	3,292,075

MATERIALS - 2.6%
31,700		Ashland, Inc	3,623,944
585		Ball Corp	39,686
120,903	*	Crown Holdings, Inc	6,227,714
50,400		Dow Chemical Co	2,371,824
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

78,855		Du Pont (E.I.) de Nemours & Co	$4,396,955
14,900		Eastman Chemical Co	1,168,160
17,200		Ecolab, Inc	1,991,932
209,913		Graphic Packaging Holding Co	3,169,686
102,600		International Paper Co	4,911,462
117,464		LyondellBasell Industries AF S.C.A	11,021,647
40,800		Monsanto Co	4,157,112
11,560		PPG Industries, Inc	1,252,873
7,100		Praxair, Inc	810,394
121,700		Sealed Air Corp	6,470,789
		TOTAL MATERIALS	51,614,178

MEDIA - 5.2%
46,000	*	AMC Networks, Inc	3,874,120
495,488		Comcast Corp (Class A)	30,923,406
82,200	*	Discovery Communications, Inc (Class C)	2,490,660
71,681	*	DISH Network Corp (Class A)	4,631,309
101,300		Lions Gate Entertainment Corp	3,968,934
1,933,400	*	Sirius XM Holdings, Inc	7,656,264
89,600	*	Starz-Liberty Capital	3,624,320
23,300		Time Warner Cable, Inc	4,427,233
96,900		Twenty-First Century Fox, Inc	3,342,081
136,302		Viacom, Inc (Class B)	7,769,214
255,636		Walt Disney Co	30,676,320
		TOTAL MEDIA	103,383,861

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.7%
236,331		AbbVie, Inc	16,545,533
44,410	*	Alexion Pharmaceuticals, Inc	8,768,310
25,651	*	Alkermes plc	1,796,083
54,462	*	Allergan plc	18,035,091
146,682		Amgen, Inc	25,902,574
131,600	*	Baxalta, Inc	4,320,428
42,538	*	Biogen Idec, Inc	13,560,264
37,100	*	BioMarin Pharmaceuticals, Inc	5,426,617
253,429		Bristol-Myers Squibb Co	16,635,080
111,500	*	Bruker BioSciences Corp	2,347,075
123,035	*	Celgene Corp	16,148,344
221,400		Eli Lilly & Co	18,710,514
47,100	*	Endo International plc	4,123,134
294,779		Gilead Sciences, Inc	34,742,653
24,185	*	Illumina, Inc	5,303,771
29,400	*	Incyte Corp	3,065,832
11,600	*	Jazz Pharmaceuticals plc	2,229,984
119,000		Johnson & Johnson	11,924,990
31,000	*,e	Juno Therapeutics, Inc	1,516,520
28,100	*	Mallinckrodt plc	3,483,276
26,200	*	Medivation, Inc	2,759,646
159,500		Merck & Co, Inc	9,404,120
39,463	*	Mylan NV	2,209,533
52,200	*	PerkinElmer, Inc	2,762,424
29,000		Perrigo Co plc	5,573,800
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

79,300	*	Quintiles Transnational Holdings, Inc	$6,083,896
8,700	*	Regeneron Pharmaceuticals, Inc	4,816,842
22,600	*	United Therapeutics Corp	3,827,536
42,400	*	Vertex Pharmaceuticals, Inc	5,724,000
57,800	*	Waters Corp	7,715,722
125,200		Zoetis Inc	6,132,296
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	271,595,888

REAL ESTATE - 2.6%
172,950	*	CBRE Group, Inc	6,566,912
108,600		Crown Castle International Corp	8,895,426
72,700		Equity Lifestyle Properties, Inc	4,207,876
60,300		Extra Space Storage, Inc	4,433,256
37,250		Jones Lang LaSalle, Inc	6,631,990
68,900		Lamar Advertising Co	4,137,445
18,200		Public Storage, Inc	3,734,276
65,400	*	Realogy Holdings Corp	2,977,008
49,147		Simon Property Group, Inc	9,201,301
		TOTAL REAL ESTATE	50,785,490

RETAILING - 8.0%
61,253	*	Amazon.com, Inc	32,840,796
52,000	*	Bed Bath & Beyond, Inc	3,391,960
68,500		Best Buy Co, Inc	2,211,865
106,700		Dollar General Corp	8,575,479
15,798	*	Dollar Tree, Inc	1,232,718
77,600		Expedia, Inc	9,423,744
69,500		GNC Holdings, Inc	3,420,095
484,300	*	Groupon, Inc	2,334,326
191,146		Home Depot, Inc	22,369,816
29,400		L Brands, Inc	2,373,168
150,000	*	Liberty Interactive Corp	4,357,500
423	*	Liberty Ventures	17,546
234,686		Lowe’s Companies, Inc	16,277,821
22,142		Macy’s, Inc	1,529,127
47,488	*	NetFlix, Inc	5,428,353
2,981	*	O’Reilly Automotive, Inc	716,364
57,700		Penske Auto Group, Inc	3,115,800
11,310	*	Priceline.com, Inc	14,064,777
133,010		Ross Stores, Inc	7,070,812
37,000		Target Corp	3,028,450
148,714		TJX Companies, Inc	10,383,211
13,600		Tractor Supply Co	1,258,272
21,900	*	TripAdvisor, Inc	1,738,422
10,100	*	Ulta Salon Cosmetics & Fragrance, Inc	1,676,903
		TOTAL RETAILING	158,837,325

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
30,900		Avago Technologies Ltd	3,866,826
139,500		Intel Corp	4,038,525
39,125		Lam Research Corp	3,007,539
194,300		Marvell Technology Group Ltd	2,417,092
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

51,400	*	Qorvo, Inc	$2,978,630
83,938		Texas Instruments, Inc	4,195,221
81,700		Xilinx, Inc	3,410,975
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	23,914,808

SOFTWARE & SERVICES - 17.9%
154,215		Accenture plc	15,901,109
153,000		Activision Blizzard, Inc	3,945,870
126,100	*	Adobe Systems, Inc	10,338,939
10,500		Automatic Data Processing, Inc	837,585
55,000		CDK Global, Inc	2,840,200
77,903	*	Citrix Systems, Inc	5,890,246
71,200	*	Cognizant Technology Solutions Corp (Class A)	4,492,720
26,925		Computer Sciences Corp	1,761,703
270,811	*	eBay, Inc	7,615,205
95,707	*	Electronic Arts, Inc	6,847,836
420,666	*	Facebook, Inc	39,546,811
68,500	*	First American Corp	2,701,640
27,409	*	FleetCor Technologies, Inc	4,243,462
80,300	*	Fortinet, Inc	3,833,522
59,939	*	Google, Inc	37,498,438
53,342	*	Google, Inc (Class A)	35,072,365
72,928		International Business Machines Corp	11,813,607
102,200		Intuit, Inc	10,809,694
10,562	*	LinkedIn Corp	2,146,832
134,700		Mastercard, Inc (Class A)	13,119,780
914,655		Microsoft Corp	42,714,388
283,076		Oracle Corp	11,306,055
270,811	*	PayPal Holdings, Inc	10,480,386
74,421	*	PTC, Inc	2,705,203
63,900	*	Rackspace Hosting, Inc	2,174,517
67,000	*	Red Hat, Inc	5,298,360
89,083	*	Salesforce.com, Inc	6,529,784
39,700	*	ServiceNow, Inc	3,195,850
25,200	*	Tableau Software, Inc	2,639,448
50,666	*,e	Teradata Corp	1,880,215
60,100	*	Twitter, Inc	1,863,701
145,500	*	Vantiv, Inc	6,402,000
393,184		Visa, Inc (Class A)	29,622,482
64,814	*	VMware, Inc (Class A)	5,776,872
24,600	*	WEX, Inc	2,510,184
		TOTAL SOFTWARE & SERVICES	356,357,009

TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
1,055,802		Apple, Inc	128,068,783
95,200		CDW Corp	3,420,536
199,300		EMC Corp	5,359,177
37,632	*	F5 Networks, Inc	5,047,956
193,300		Juniper Networks, Inc	5,493,586
95,400	*	Keysight Technologies, Inc	2,913,516
25,800	*	Palo Alto Networks, Inc	4,794,414
42,164		Qualcomm, Inc	2,714,940
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	157,812,908
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.4%
266,044		AT&T, Inc	$9,242,354
87,300	*	Level 3 Communications, Inc	4,408,650
41,100	*	SBA Communications Corp (Class A)	4,961,592
638,229		Verizon Communications, Inc	29,862,735
		TOTAL TELECOMMUNICATION SERVICES	48,475,331

TRANSPORTATION - 3.2%
26,100		American Airlines Group, Inc	1,046,610
81,100	*	Avis Budget Group, Inc	3,522,173
72,091		CH Robinson Worldwide, Inc	5,057,183
200,108		Delta Air Lines, Inc	8,872,789
128,100		Expeditors International of Washington, Inc	6,004,047
203,900	*	Hertz Global Holdings, Inc	3,464,261
156,600	*	JetBlue Airways Corp	3,598,668
185,300		Southwest Airlines Co	6,707,860
105,691		Union Pacific Corp	10,314,385
153,800	*	United Continental Holdings, Inc	8,672,782
62,161		United Parcel Service, Inc (Class B)	6,362,800
		TOTAL TRANSPORTATION	63,623,558

UTILITIES - 0.1%
49,000		TerraForm Power, Inc	1,477,840
		TOTAL UTILITIES	1,477,840

		TOTAL COMMON STOCKS	1,986,494,336
		(Cost $1,605,562,790)

SHORT-TERM INVESTMENTS - 0.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
6,833,141	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	6,833,141
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,833,141

		TOTAL SHORT-TERM INVESTMENTS	6,833,141
		(Cost $6,833,141)
		TOTAL INVESTMENTS - 100.3%	1,993,327,477
		(Cost $1,612,395,931)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%	(5,634,497)
		NET ASSETS - 100.0%	$1,987,692,980

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,750,071.
7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.9%
257,724		Ford Motor Co	$3,822,047
107,224		General Motors Co	3,378,628
93,900		Goodyear Tire & Rubber Co	2,829,207
91,000		Johnson Controls, Inc	4,145,960
31,390		Lear Corp	3,266,758
		TOTAL AUTOMOBILES & COMPONENTS	17,442,600

BANKS - 11.8%
93,800		Associated Banc-Corp	1,848,798
1,444,424		Bank of America Corp	25,826,301
13,000		Bank of Hawaii Corp	877,110
30,000		BankUnited	1,095,600
82,750		BB&T Corp	3,332,343
5,000	e	BOK Financial Corp	332,300
487,224		Citigroup, Inc	28,483,115
55,000		Citizens Financial Group, Inc	1,433,850
31,500		Comerica, Inc	1,494,045
10,000		Cullen/Frost Bankers, Inc	724,500
128,339		East West Bancorp, Inc	5,744,454
57,000		Fifth Third Bancorp	1,200,990
218,900		First Horizon National Corp	3,469,565
69,000		First Republic Bank	4,401,510
95,000		Hudson City Bancorp, Inc	979,450
388,000		Huntington Bancshares, Inc	4,527,960
647,500		JPMorgan Chase & Co	44,373,175
150,000		Keycorp	2,226,000
30,000	e	New York Community Bancorp, Inc	570,900
57,000		PacWest Bancorp	2,638,530
72,424		PNC Financial Services Group, Inc	7,110,588
19,300	*	Signature Bank	2,809,887
155,000		SunTrust Banks, Inc	6,872,700
36,000	*,p	SVB Financial Group	5,151,600
113,900		Synovus Financial Corp	3,590,128
114,224		US Bancorp	5,164,067
961,000		Wells Fargo & Co	55,613,070
96,800		Zions Bancorporation	3,019,192
		TOTAL BANKS	224,911,728

CAPITAL GOODS - 6.6%
26,800		A.O. Smith Corp	1,924,776
173,890	*	Aecom Technology Corp	5,361,029
13,800		AGCO Corp	759,138
31,800		Allegion plc	2,010,396
69,900		BWX Technologies, Inc	1,716,744
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

26,800		Carlisle Cos, Inc	$2,713,768
17,224		Caterpillar, Inc	1,354,323
49,000	e,p	Chicago Bridge & Iron Co NV	2,603,860
43,900	p	Cummins, Inc	5,686,367
22,424		Danaher Corp	2,053,141
19,700		Dover Corp	1,262,179
106,800		Eaton Corp	6,469,944
12,400		Fluor Corp	579,700
39,000		General Dynamics Corp	5,815,290
1,444,224		General Electric Co	37,694,246
23,800		Huntington Ingalls	2,794,358
16,000		Ingersoll-Rand plc	982,400
6,000		L-3 Communications Holdings, Inc	692,760
8,300		Lockheed Martin Corp	1,718,930
50,000		Northrop Grumman Corp	8,650,500
36,800		Orbital ATK, Inc	2,610,960
39,000		Oshkosh Truck Corp	1,425,060
61,890		Owens Corning, Inc	2,775,766
10,724		Precision Castparts Corp	2,090,322
21,900		Rockwell Collins, Inc	1,853,178
20,950		Roper Industries, Inc	3,504,307
18,800		Snap-On, Inc	3,098,240
50,000		Stanley Works	5,274,500
38,000		Textron, Inc	1,660,600
42,500		Triumph Group, Inc	2,288,625
53,057		United Technologies Corp	5,322,148
12,000		Xylem, Inc	414,360
		TOTAL CAPITAL GOODS	125,161,915

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
11,300		Dun & Bradstreet Corp	1,409,901
15,000		Equifax, Inc	1,531,950
2,224	*	IHS, Inc (Class A)	278,067
35,400		Manpower, Inc	3,202,992
7,000		Nielsen Holdings NV	339,220
123,800	e	R.R. Donnelley & Sons Co	2,172,690
42,820		Republic Services, Inc	1,821,134
12,500		Waste Connections, Inc	626,625
17,224		Waste Management, Inc	880,663
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,263,242

CONSUMER DURABLES & APPAREL - 1.8%
60,000	*,e,p	GoPro, Inc	3,726,000
243,900		Hanesbrands, Inc	7,568,217
34,800	p	Harman International Industries, Inc	3,746,568
101,890	*	Jarden Corp	5,603,950
60,000		Mattel, Inc	1,392,600
45,000	*	Michael Kors Holdings Ltd	1,889,550
3,300	*	Mohawk Industries, Inc	665,247
23,800		Newell Rubbermaid, Inc	1,030,064
14,750		Phillips-Van Heusen Corp	1,711,590
6,900		Ralph Lauren Corp	868,641
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

133,800	*	Taylor Morrison Home Corp	$2,575,650
69,800	*	Toll Brothers, Inc	2,716,616
2,400		Whirlpool Corp	426,552
		TOTAL CONSUMER DURABLES & APPAREL	33,921,245

CONSUMER SERVICES - 0.4%
37,724		Carnival Corp	2,010,312
17,800		Darden Restaurants, Inc	1,312,928
10,500	*	MGM Resorts International	206,010
46,800	*	Norwegian Cruise Line Holdings Ltd	2,921,256
7,724		Royal Caribbean Cruises Ltd	694,001
193,000		Sands China Ltd	851,762
		TOTAL CONSUMER SERVICES	7,996,269

DIVERSIFIED FINANCIALS - 7.6%
57,000	*	Ally Financial, Inc	1,297,890
97,500		American Express Co	7,415,850
21,224		Bank of New York Mellon Corp	921,122
4,924		BlackRock, Inc	1,656,040
118,890		Capital One Financial Corp	9,665,757
59,224		Charles Schwab Corp	2,065,733
32,400		Discover Financial Services	1,808,244
51,500	*	E*TRADE Financial Corp	1,463,630
47,500		Franklin Resources, Inc	2,163,625
84,800		Goldman Sachs Group, Inc	17,389,936
500		IntercontinentalExchange Group, Inc	114,020
17,224		Invesco Ltd	664,846
66,300	p	Lazard Ltd (Class A)	3,673,683
300		McGraw-Hill Financial, Inc	30,525
339,000		Morgan Stanley	13,166,760
63,000		Northern Trust Corp	4,818,870
268,000		PowerShares QQQ Trust Series	30,002,600
168,000		Santander Consumer USA Holdings, Inc	4,062,240
50,000		SEI Investments Co	2,665,500
42,400	e	SPDR Dow Jones Industrial Average ETF Trust	7,491,232
83,000	e	SPDR Trust Series 1	17,471,500
21,000	*	Springleaf Holdings, Inc	1,060,710
64,750		State Street Corp	4,957,260
76,800	*	Synchrony Financial	2,638,848
6,000		TD Ameritrade Holding Corp	220,380
100,100		Voya Financial, Inc	4,699,695
		TOTAL DIVERSIFIED FINANCIALS	143,586,496

ENERGY - 12.6%
89,250		Anadarko Petroleum Corp	6,635,737
45,000		Apache Corp	2,063,700
140,890		Baker Hughes, Inc	8,192,753
93,000	*	Cameron International Corp	4,692,780
41,750	*	Cheniere Energy, Inc	2,879,498
267,724		Chevron Corp	23,688,220
43,800		Cimarex Energy Co	4,560,456
65,400	*	Cobalt International Energy, Inc	504,234
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

92,800		Columbia Pipeline Group, Inc	$2,707,904
21,300	*	Concho Resources, Inc	2,269,728
165,750		ConocoPhillips	8,343,855
10,800	*	Continental Resources, Inc	360,828
145,500	*,p	Devon Energy Corp	7,190,610
11,300	*	Diamondback Energy, Inc	760,490
6,600	*	Dril-Quip, Inc	385,506
13,000		Energen Corp	717,600
163,000	p	EOG Resources, Inc	12,581,970
52,400		EQT Corp	4,026,940
547,724		Exxon Mobil Corp	43,385,218
14,500	*	FMC Technologies, Inc	475,020
183,000		Frank’s International NV	2,962,770
137,500		Halliburton Co	5,746,125
5,000	e	Helmerich & Payne, Inc	288,700
106,800		Hess Corp	6,302,268
10,000		HollyFrontier Corp	482,600
266,000		Kinder Morgan, Inc	9,214,240
28,000	*	Kosmos Energy LLC	201,600
21,800	*,e	Laredo Petroleum Holdings, Inc	186,826
254,000		Marathon Oil Corp	5,336,540
157,000		Marathon Petroleum Corp	8,583,190
13,800		Murphy Oil Corp	452,502
213,800	p	Nabors Industries Ltd	2,482,218
7,500		National Oilwell Varco, Inc	315,975
46,500		Noble Energy, Inc	1,638,195
85,724		Occidental Petroleum Corp	6,017,825
118,800		Phillips 66	9,444,600
26,380		Pioneer Natural Resources Co	3,344,193
13,000	*	Rice Energy, Inc	234,650
9,000	e	RPC, Inc	110,700
184,425		Schlumberger Ltd	15,274,078
68,000	*	Southwestern Energy Co	1,264,800
40,600		Spectra Energy Corp	1,228,556
198,000		Superior Energy Services	3,366,000
57,500	p	Tesoro Corp	5,597,050
147,500		Valero Energy Corp	9,676,000
27,400	*	Weatherford International Ltd	292,632
130,300	*	Whiting Petroleum Corp	2,669,847
		TOTAL ENERGY	239,137,727

FOOD & STAPLES RETAILING - 1.5%
13,300		Costco Wholesale Corp	1,932,490
44,500		CVS Corp	5,004,915
71,800	*	Rite Aid Corp	639,738
84,200		Walgreens Boots Alliance, Inc	8,136,246
164,224		Wal-Mart Stores, Inc	11,820,844
5,500		Whole Foods Market, Inc	200,200
		TOTAL FOOD & STAPLES RETAILING	27,734,433

FOOD, BEVERAGE & TOBACCO - 3.0%
95,000		Altria Group, Inc	5,166,100
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

178,990		Archer Daniels Midland Co	$8,487,706
2,000		Campbell Soup Co	98,620
47,000		Constellation Brands, Inc (Class A)	5,640,940
113,900	*	Diamond Foods, Inc	3,680,109
197,224		Mondelez International, Inc	8,900,719
25,400	*	Monster Beverage Corp	3,900,170
71,224		Philip Morris International, Inc	6,091,789
11,000	e	Pilgrim’s Pride Corp	238,040
10,300		Pinnacle Foods, Inc	462,985
36,800		Reynolds American, Inc	3,157,072
131,890		Tyson Foods, Inc (Class A)	5,849,321
91,800	*	WhiteWave Foods Co (Class A)	4,738,716
		TOTAL FOOD, BEVERAGE & TOBACCO	56,412,287

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
318,198		Abbott Laboratories	16,129,457
66,380		Aetna Inc	7,498,949
61,300		Anthem, Inc	9,456,751
20,000		Baxter International, Inc	801,600
6,300		Becton Dickinson & Co	958,545
373,390	*	Boston Scientific Corp	6,474,583
14,000	*	Brookdale Senior Living, Inc	463,820
38,900		Cardinal Health, Inc	3,305,722
19,300		Cigna Corp	2,780,358
9,475	*	DaVita, Inc	748,809
20,800	*	Express Scripts Holding Co	1,873,456
91,800	*	HCA Holdings, Inc	8,538,318
83,189	*	Health Net, Inc	5,562,016
88,000	*	Hologic, Inc	3,666,080
21,800		Humana, Inc	3,969,562
251,000		Medtronic plc	19,675,890
16,800		Patterson Cos, Inc	842,688
22,224		St. Jude Medical, Inc	1,640,576
8,724		Stryker Corp	892,203
8,550		UnitedHealth Group, Inc	1,037,970
32,680		Universal Health Services, Inc (Class B)	4,746,116
8,000		Zimmer Holdings, Inc	832,560
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	101,896,029

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
21,800		Church & Dwight Co, Inc	1,881,994
29,000		Clorox Co	3,246,260
10,890		Edgewell Personal Care Co	1,042,282
10,890	*	Energizer Holdings, Inc	419,374
1,900	*,e	Herbalife Ltd	95,931
8,000		Nu Skin Enterprises, Inc (Class A)	317,200
324,224		Procter & Gamble Co	24,867,981
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	31,871,022

INSURANCE - 6.1%
10,000		ACE Ltd	1,087,700
22,000		Allied World Assurance Co Holdings Ltd	929,720
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

138,189		Allstate Corp	$9,528,132
38,300		American Financial Group, Inc	2,640,785
157,224		American International Group, Inc	10,081,203
6,200		Amtrust Financial Services, Inc	430,962
11,100		Arthur J. Gallagher & Co	526,473
16,300		Aspen Insurance Holdings Ltd	783,867
60,000		Assured Guaranty Ltd	1,467,600
68,000		Axis Capital Holdings Ltd	3,914,080
202,724	*	Berkshire Hathaway, Inc (Class B)	28,936,824
28,000		Endurance Specialty Holdings Ltd	1,945,720
33,138		Everest Re Group Ltd	6,068,231
30,000		FNF Group	1,172,700
133,900		Hartford Financial Services Group, Inc	6,366,945
125,400		Lincoln National Corp	7,062,528
19,700		Marsh & McLennan Cos, Inc	1,141,418
35,000		Metlife, Inc	1,950,900
25,000		Old Republic International Corp	418,250
21,839		PartnerRe Ltd	2,969,230
100,500		Prudential Financial, Inc	8,880,180
39,800		Reinsurance Group of America, Inc (Class A)	3,841,496
13,446		Torchmark Corp	828,408
12,224		Travelers Cos, Inc	1,297,211
44,224		UnumProvident Corp	1,584,988
71,800		Validus Holdings Ltd	3,327,930
17,224		W.R. Berkley Corp	959,721
128,900		XL Capital Ltd	4,900,778
		TOTAL INSURANCE	115,043,980

MATERIALS - 3.1%
6,680		Air Products & Chemicals, Inc	951,967
5,200		Albemarle Corp	281,840
3,500		Ashland, Inc	400,120
55,000		Celanese Corp (Series A)	3,625,600
103,000	p	CF Industries Holdings, Inc	6,097,600
225,400	e	Cliffs Natural Resources, Inc	568,008
13,800	*	Crown Holdings, Inc	710,838
56,700		Domtar Corp	2,305,422
216,800		Dow Chemical Co	10,202,608
74,000		Du Pont (E.I.) de Nemours & Co	4,126,240
55,000		Eastman Chemical Co	4,312,000
50,000		LyondellBasell Industries AF S.C.A	4,691,500
9,900		Martin Marietta Materials, Inc	1,552,518
42,500		Newmont Mining Corp	729,725
25,750		Packaging Corp of America	1,822,842
18,000	*	Platform Specialty Products Corp	418,860
26,800		PPG Industries, Inc	2,904,584
39,900		Reliance Steel & Aluminum Co	2,417,940
13,100	e	Southern Copper Corp (NY)	364,966
131,000		Steel Dynamics, Inc	2,623,930
20,800		Vulcan Materials Co	1,893,216
66,900		Westlake Chemical Corp	4,179,243
41,500	*	WestRock Co	2,616,990
		TOTAL MATERIALS	59,798,557
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.6%
30,900		Cablevision Systems Corp (Class A)	$871,998
108,900		Comcast Corp (Class A)	6,796,449
6,900		Comcast Corp (Special Class A)	430,146
40,890	*	DISH Network Corp (Class A)	2,641,903
90,000		Interpublic Group of Cos, Inc	1,917,000
490,000	*	Sirius XM Holdings, Inc	1,940,400
69,900	*	Starz-Liberty Capital	2,827,455
133,180		TEGNA, Inc	3,879,533
40,224		Time Warner, Inc	3,541,321
39,989		Walt Disney Co	4,798,680
		TOTAL MEDIA	29,644,885

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
48,900	*	Allergan plc	16,193,235
13,390	*	Alnylam Pharmaceuticals, Inc	1,706,288
16,000		Amgen, Inc	2,825,440
14,700	*,p	Biogen Idec, Inc	4,686,066
54,000	*,p	Celgene Corp	7,087,500
22,424		Eli Lilly & Co	1,895,052
20,750	*	Endo International plc	1,816,455
46,800	p	Gilead Sciences, Inc	5,515,848
322,424		Johnson & Johnson	32,310,109
36,000	*	Mallinckrodt plc	4,462,560
344,224		Merck & Co, Inc	20,295,447
11,300	*	Mylan NV	632,687
17,500	*	PerkinElmer, Inc	926,100
46,400	p	Perrigo Co plc	8,918,080
1,071,000		Pfizer, Inc	38,620,260
73,000		Thermo Electron Corp	10,185,690
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	158,076,817

REAL ESTATE - 4.4%
33,000		Alexandria Real Estate Equities, Inc	3,059,430
26,680		Apartment Investment & Management Co (Class A)	1,042,654
2,224		AvalonBay Communities, Inc	383,284
16,600		Boston Properties, Inc	2,046,448
71,300		Corrections Corp of America	2,507,621
61,000		Duke Realty Corp	1,230,370
51,000		Equity Lifestyle Properties, Inc	2,951,880
89,000		Equity Residential	6,658,090
23,600		Essex Property Trust, Inc	5,307,876
66,000		Extra Space Storage, Inc	4,852,320
20,500		Federal Realty Investment Trust	2,804,195
169,800		General Growth Properties, Inc	4,608,372
60,150		Health Care REIT, Inc	4,172,605
25,750		Jones Lang LaSalle, Inc	4,584,530
55,000		Kilroy Realty Corp	3,896,750
54,724		Kimco Realty Corp	1,352,230
16,800		Macerich Co	1,329,888
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

50,000		National Retail Properties, Inc	$1,858,500
21,424		Prologis, Inc	870,029
24,750		Public Storage, Inc	5,078,205
45,750		Regency Centers Corp	2,926,628
15,000		Simon Property Group, Inc	2,808,300
33,900		SL Green Realty Corp	3,903,246
80,000		Starwood Property Trust, Inc	1,740,800
5,900		Taubman Centers, Inc	441,320
85,300		Ventas, Inc	5,722,777
38,000		Vornado Realty Trust	3,706,900
27,500		Weyerhaeuser Co	843,975
		TOTAL REAL ESTATE	82,689,223

RETAILING - 2.4%
27,750		Aaron’s, Inc	1,026,195
15,400	*	Bed Bath & Beyond, Inc	1,004,542
280,000		Best Buy Co, Inc	9,041,200
30,800		Dillard’s, Inc (Class A)	3,137,904
23,900		Expedia, Inc	2,902,416
3,100		Foot Locker, Inc	218,705
157,750	e	GameStop Corp (Class A)	7,232,837
63,800		Kohl’s Corp	3,912,216
43,380		Macy’s, Inc	2,995,823
118,800		Staples, Inc	1,747,548
147,500		Target Corp	12,072,875
		TOTAL RETAILING	45,292,261

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
4,800		Analog Devices, Inc	279,984
39,500		Applied Materials, Inc	685,720
52,500	p	Avago Technologies Ltd	6,569,850
163,000		Broadcom Corp (Class A)	8,249,430
597,000		Intel Corp	17,283,150
55,000	p	Lam Research Corp	4,227,850
406,390	*	Micron Technology, Inc	7,522,279
93,500		Nvidia Corp	1,865,325
275,400	*	ON Semiconductor Corp	2,924,748
85,400	*,e	SunEdison, Inc	1,988,112
88,000		Teradyne, Inc	1,694,880
17,750		Xilinx, Inc	741,062
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	54,032,390

SOFTWARE & SERVICES - 4.0%
198,190		Activision Blizzard, Inc	5,111,320
66,000	*	Akamai Technologies, Inc	5,062,860
60,000		Amdocs Ltd	3,519,000
24,000		CA, Inc	699,240
65,400		Computer Sciences Corp	4,279,122
2,000		DST Systems, Inc	218,300
10,400	*	Electronic Arts, Inc	744,120
49,124		International Business Machines Corp	7,957,597
477,224		Microsoft Corp	22,286,361
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

173,100		Oracle Corp	$6,913,614
24,000		Symantec Corp	545,760
25,400	*	Synopsys, Inc	1,291,336
43,390	*	VMware, Inc (Class A)	3,867,351
80,000	*	Workday, Inc	6,746,400
165,724	*	Yahoo!, Inc	6,077,099
		TOTAL SOFTWARE & SERVICES	75,319,480

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
50,000	*	ARRIS Group, Inc	1,546,000
50,000	*	Arrow Electronics, Inc	2,907,500
69,800		Avnet, Inc	2,912,754
431,890		Brocade Communications Systems, Inc	4,431,191
54,000		CDW Corp	1,940,220
767,224		Cisco Systems, Inc	21,804,506
10,800	*	CommScope Holding Co, Inc	338,796
148,600		Corning, Inc	2,775,848
46,800	*	EchoStar Corp (Class A)	2,172,456
131,750		EMC Corp	3,542,757
17,540		Harris Corp	1,454,768
415,400		Hewlett-Packard Co	12,678,008
166,000		Jabil Circuit, Inc	3,361,500
57,575		Juniper Networks, Inc	1,636,282
65,750		Lexmark International, Inc (Class A)	2,234,843
100,800	*	NCR Corp	2,776,032
167,224		Qualcomm, Inc	10,767,553
22,400		SanDisk Corp	1,350,496
93,000		Western Digital Corp	8,003,580
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	88,635,090

TELECOMMUNICATION SERVICES - 2.1%
567,724		AT&T, Inc	19,722,732
40,000		CenturyTel, Inc	1,144,000
136,313	*	Level 3 Communications, Inc	6,883,806
11,500	*	SBA Communications Corp (Class A)	1,388,280
54,000		Telephone & Data Systems, Inc	1,588,140
47,500	*	T-Mobile US, Inc	1,931,350
151,000		Verizon Communications, Inc	7,065,290
		TOTAL TELECOMMUNICATION SERVICES	39,723,598

TRANSPORTATION - 1.5%
26,898		Alaska Air Group, Inc	2,037,523
189,000		CSX Corp	5,911,920
63,900		Delta Air Lines, Inc	2,833,326
54,000		FedEx Corp	9,256,680
45,000	*	JetBlue Airways Corp	1,034,100
12,300		Macquarie Infrastructure Co LLC	1,044,639
9,000		Norfolk Southern Corp	758,970
9,800		Ryder System, Inc	887,096
55,754		Union Pacific Corp	5,441,033
		TOTAL TRANSPORTATION	29,205,287
16

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 4.7%
268,000		AES Corp	$3,430,400
20,300		Alliant Energy Corp	1,248,653
136,000		American Electric Power Co, Inc	7,693,520
68,000		American Water Works Co, Inc	3,529,880
7,750		Atmos Energy Corp	428,575
103,800		CMS Energy Corp	3,556,188
37,224		Consolidated Edison, Inc	2,367,074
27,224		Dominion Resources, Inc	1,951,961
7,750		DTE Energy Co	623,565
22,224		Duke Energy Corp	1,649,465
28,000	*	Dynegy, Inc	729,400
118,900		Edison International	7,135,189
5,200		Entergy Corp	369,304
55,555		Eversource Energy	2,762,195
67,224		Exelon Corp	2,157,218
133,800		FirstEnergy Corp	4,543,848
95,400		NextEra Energy, Inc	10,036,080
60,000		NiSource, Inc	1,047,600
67,500		PG&E Corp	3,544,425
20,000		Pinnacle West Capital Corp	1,234,200
43,224		PPL Corp	1,374,955
136,000		Public Service Enterprise Group, Inc	5,667,120
60,300		Sempra Energy	6,137,334
34,200		Southern Co	1,529,766
8,800		TerraForm Power, Inc	265,408
108,000		UGI Corp	3,946,320
55,700	*	WEC Energy Group, Inc	2,729,300
25,000		Westar Energy, Inc	941,250
169,989		Xcel Energy, Inc	5,893,519
		TOTAL UTILITIES	88,523,712

		TOTAL COMMON STOCKS	1,888,320,273
		(Cost $1,569,948,186)

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
34,965,863	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	34,965,863
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	34,965,863

		TOTAL SHORT-TERM INVESTMENTS	34,965,863
		(Cost $34,965,863)
		TOTAL INVESTMENTS - 101.4%	1,923,286,136
		(Cost $1,604,914,049)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(26,449,239)
		NET ASSETS - 100.0%	$1,896,836,897
17

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depositary Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,089,524.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
18

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.7%
311,130	p	Delphi Automotive plc	$24,293,030
99,376		Johnson Controls, Inc	4,527,571
17,906	*,e	Tesla Motors, Inc	4,765,682
		TOTAL AUTOMOBILES & COMPONENTS	33,586,283

BANKS - 6.3%
4,062,950	p	Bank of America Corp	72,645,546
1,417,885		Citigroup, Inc	82,889,557
402,118		East West Bancorp, Inc	17,998,802
1,116,035		JPMorgan Chase & Co	76,481,878
1,136,718		Wells Fargo & Co	65,781,871
		TOTAL BANKS	315,797,654

CAPITAL GOODS - 5.7%
61,484		Acuity Brands, Inc	12,369,966
297,763		Caesarstone Sdot-Yam Ltd	21,361,518
3,220,581		General Electric Co	84,057,164
430,086		Honeywell International, Inc	45,180,534
253,664		Illinois Tool Works, Inc	22,695,318
159,359		Northrop Grumman Corp	27,570,700
231,785		Raytheon Co	25,285,426
91,977		Snap-On, Inc	15,157,810
592,388	*,e	USG Corp	18,352,180
123,886	*	WABCO Holdings, Inc	15,296,204
		TOTAL CAPITAL GOODS	287,326,820

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
225,716		Equifax, Inc	23,052,375
127,745	*	Verisk Analytics, Inc	9,978,162
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	33,030,537

CONSUMER DURABLES & APPAREL - 4.4%
170,777		Electrolux AB (Series B)	4,902,654
299,890	*	GoPro, Inc	18,623,169
372,432		Hanesbrands, Inc	11,556,565
164,920	p	Harman International Industries, Inc	17,755,287
621,996	*	Jarden Corp	34,209,780
591,234	*	Kate Spade & Co	11,895,628
787,578	p	Mattel, Inc	18,279,685
97,763	*,p	Mohawk Industries, Inc	19,708,043
880,474		Newell Rubbermaid, Inc	38,106,915
275,719		Nike, Inc (Class B)	31,768,343
80	e	Prada S.p.A	368
207,473		VF Corp	15,994,094
		TOTAL CONSUMER DURABLES & APPAREL	222,800,531
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.5%
751,439	*	Hilton Worldwide Holdings, Inc	$20,176,137
341,840	*	Norwegian Cruise Line Holdings Ltd	21,337,653
449,035	e	Restaurant Brands International, Inc	19,416,274
583,545		Sonic Corp	17,342,957
		TOTAL CONSUMER SERVICES	78,273,021

DIVERSIFIED FINANCIALS - 3.2%
1,286,147		ING Groep NV	21,873,702
398,524	p	Lazard Ltd (Class A)	22,082,215
308,916		Legg Mason, Inc	15,241,915
363,096		Moody’s Corp	40,096,691
1,097,929		Morgan Stanley	42,643,563
429,495		Voya Financial, Inc	20,164,790
		TOTAL DIVERSIFIED FINANCIALS	162,102,876

ENERGY - 5.2%
478,464		Anadarko Petroleum Corp	35,573,798
217,346		Baker Hughes, Inc	12,638,670
217,082		Chevron Corp	19,207,415
264,297	*	Concho Resources, Inc	28,163,488
681,432	*	Continental Resources, Inc	22,766,643
289,912	*	Diamondback Energy, Inc	19,511,078
336,610		Energen Corp	18,580,872
436,371		EOG Resources, Inc	33,683,478
150,280		Hess Corp	8,868,023
152,358		Pioneer Natural Resources Co	19,314,424
147,643		Schlumberger Ltd	12,227,793
452,415		Valero Energy Corp	29,678,424
		TOTAL ENERGY	260,214,106

FOOD & STAPLES RETAILING - 2.7%
209,987		Costco Wholesale Corp	30,511,111
460,602		CVS Corp	51,803,907
1,347,834		Kroger Co	52,889,006
		TOTAL FOOD & STAPLES RETAILING	135,204,024

FOOD, BEVERAGE & TOBACCO - 6.0%
279,993	*	Blue Buffalo Pet Products, Inc	7,823,004
1,847,357		Britvic plc	19,768,123
172,627		Brown-Forman Corp (Class B)	18,714,493
166,525		Constellation Brands, Inc (Class A)	19,986,331
344,043	*	Diamond Foods, Inc	11,116,029
177,873		General Mills, Inc	10,353,987
175,499	p	Mead Johnson Nutrition Co	15,512,357
994,318		Mondelez International, Inc	44,873,571
175,438	*	Monster Beverage Corp	26,938,505
766,888		PepsiCo, Inc	73,889,659
200,428		Philip Morris International, Inc	17,142,607
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

314,862		SABMiller plc	$16,511,535
372,825	*	WhiteWave Foods Co (Class A)	19,245,227
		TOTAL FOOD, BEVERAGE & TOBACCO	301,875,428

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
182,603	*,e,p	Diplomat Pharmacy, Inc	8,432,607
160,394	*,p	Edwards Lifesciences Corp	24,405,551
504,046	*	Hologic, Inc	20,998,556
154,115		McKesson Corp	33,993,146
329,821		Medtronic plc	25,854,668
180,467	e	STERIS Corp	12,475,684
225,663		Universal Health Services, Inc (Class B)	32,773,037
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	158,933,249

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
254,833		Estee Lauder Cos (Class A)	22,708,168
73,270		L’Oreal S.A.	13,695,102
673,188		Procter & Gamble Co	51,633,520
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	88,036,790

INSURANCE - 2.6%
363,872		ACE Ltd	39,578,357
887,984		Hartford Financial Services Group, Inc	42,223,639
357,738		Metlife, Inc	19,940,316
725,972		XL Capital Ltd	27,601,456
		TOTAL INSURANCE	129,343,768

MATERIALS - 2.8%
283,477		Akzo Nobel NV	20,284,209
671,304		Dow Chemical Co	31,591,566
203,117		Novozymes AS	10,617,232
249,834		PPG Industries, Inc	27,077,009
141,523		Scotts Miracle-Gro Co (Class A)	8,546,574
556,356		Sealed Air Corp	29,581,449
23,030		Sherwin-Williams Co	6,396,813
11,734		Syngenta AG.	4,834,063
		TOTAL MATERIALS	138,928,915

MEDIA - 4.3%
316,740	*	AMC Networks, Inc	26,675,843
627,003		Comcast Corp (Class A)	39,131,257
436,026	e	Lions Gate Entertainment Corp	17,083,499
468,486		Time Warner, Inc	41,245,507
293,294		Twenty-First Century Fox, Inc	10,115,710
701,048		Walt Disney Co	84,125,760
		TOTAL MEDIA	218,377,576

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.3%
697,803		AbbVie, Inc	48,853,188
29,524	*	Alexion Pharmaceuticals, Inc	5,829,219
185,292	*,p	Allergan plc	61,359,446
21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

275,035	p	Amgen, Inc	$48,568,431
60,004	*,p	Biogen Idec, Inc	19,128,075
140,539	*	BioMarin Pharmaceuticals, Inc	20,556,640
96,520	*	Biovail Corp	24,856,796
302,305		Bristol-Myers Squibb Co	19,843,300
392,616	*	Celgene Corp	51,530,850
464,727		Eli Lilly & Co	39,274,079
633,450	e	H Lundbeck AS	14,982,837
101,377	*,p	Illumina, Inc	22,231,976
41,047	*,e,p	Intercept Pharmaceuticals, Inc	10,828,609
280,893		Ipsen	18,099,374
133,922	*	Jazz Pharmaceuticals plc	25,745,165
146,023	*	Mallinckrodt plc	18,101,011
961,086		Merck & Co, Inc	56,665,630
212,929	*,e	NantKwest, Inc	6,515,627
237,058		Novartis AG.	24,598,115
1,928,067		Pfizer, Inc	69,526,096
79,677		Teva Pharmaceutical Industries Ltd (ADR)	5,499,307
101,557		UCB S.A.	7,858,169
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	620,451,940

REAL ESTATE - 0.8%
453,771		Brixmor Property Group, Inc	11,103,777
331,753		Crown Castle International Corp	27,173,888
		TOTAL REAL ESTATE	38,277,665

RETAILING - 7.7%
140,988	*	Amazon.com, Inc	75,590,716
38,139	*	AutoZone, Inc	26,733,151
551,189		Best Buy Co, Inc	17,797,893
115,153	p	Expedia, Inc	13,984,180
692,701		Home Depot, Inc	81,066,798
108,468		HSN, Inc	7,973,483
353,925		Inditex S.A.	12,135,399
2,088,983	*,e	JC Penney Co, Inc	17,213,220
362,186	*,p	NetFlix, Inc	41,401,482
92,220	*	O’Reilly Automotive, Inc	22,161,388
224,109		Target Corp	18,343,322
220,858		Tiffany & Co	21,136,110
71,323	*	Ulta Salon Cosmetics & Fragrance, Inc	11,841,758
216,878		Williams-Sonoma, Inc	18,360,891
		TOTAL RETAILING	385,739,791

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
261,402	p	Analog Devices, Inc	15,247,579
158,486		Avago Technologies Ltd	19,832,938
557,915		Broadcom Corp (Class A)	28,236,078
201,507	*,p	Cavium Networks, Inc	13,662,175
1,027,225		Intel Corp	29,738,164
470,545		Marvell Technology Group Ltd	5,853,580
309,963	*	NXP Semiconductors NV	30,063,311
291,082	*	SunPower Corp	7,867,946
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	150,501,771
22

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 12.4%
288,012	*	Check Point Software Technologies	$23,262,729
195,185		Dassault Systemes S.A.	14,718,533
252,064	*,p	Electronic Arts, Inc	18,035,179
866,868	*,p	Facebook, Inc	81,494,261
316,735	*,p	Fortinet, Inc	15,120,929
187,815	*	Google, Inc	117,498,942
21,851	*,p	LinkedIn Corp	4,441,434
194,598	*	Manhattan Associates, Inc	12,613,842
612,235		Mastercard, Inc (Class A)	59,631,689
2,104,050		Microsoft Corp	98,259,135
85,121	*,p	MicroStrategy, Inc (Class A)	17,351,916
125,277	*,e	Mobileye NV	7,529,148
1,107,938		Oracle Corp	44,251,044
555,904	*	Salesforce.com, Inc	40,747,763
39,187	*,p	Tableau Software, Inc	4,104,447
564,956	*	Take-Two Interactive Software, Inc	17,841,311
718,800		Tencent Holdings Ltd	13,391,701
392,084	*	VeriFone Systems, Inc	12,617,263
636,778	*	Yahoo!, Inc	23,350,649
		TOTAL SOFTWARE & SERVICES	626,261,915

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
1,561,169	p	Apple, Inc	189,369,800
753,688	*	Ciena Corp	19,181,359
2,450,085		Cisco Systems, Inc	69,631,416
286,121	*,e	Fitbit, Inc	13,619,360
370,953	*	JDS Uniphase Corp	4,113,869
541,854		Juniper Networks, Inc	15,399,491
97,758	*	Zebra Technologies Corp (Class A)	10,521,693
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	321,836,988

TELECOMMUNICATION SERVICES - 2.2%
1,436,992		AT&T, Inc	49,921,102
451,216	*	Level 3 Communications, Inc	22,786,408
336,179		Telephone & Data Systems, Inc	9,887,024
695,710	*	T-Mobile US, Inc	28,287,569
		TOTAL TELECOMMUNICATION SERVICES	110,882,103

TRANSPORTATION - 2.1%
787,985		Delta Air Lines, Inc	34,939,255
139,658		FedEx Corp	23,940,174
215,873		Kansas City Southern Industries, Inc	21,412,443
82,483	*	Old Dominion Freight Line	6,033,631
234,869		Ryder System, Inc	21,260,342
		TOTAL TRANSPORTATION	107,585,845
23

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

UTILITIES - 1.5%
301,929		American Water Works Co, Inc	$15,673,134
361,634		NextEra Energy, Inc	38,043,897
198,640		Sempra Energy	20,217,579
		TOTAL UTILITIES	73,934,610

		TOTAL COMMON STOCKS	4,999,304,206
		(Cost $3,853,354,438)

PURCHASED OPTIONS - 0.0%

AUTOMOBILES & COMPONENTS - 0.0%
10,000		Delphi Automotive plc	2,500
		TOTAL AUTOMOBILES & COMPONENTS	2,500

RETAILING - 0.0%
26,000		Expedia, Inc	1,300
		TOTAL RETAILING	1,300

		TOTAL PURCHASED OPTIONS	3,800
		(Cost $125,016)

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
91,961,076	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	91,961,076
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	91,961,076

		TOTAL SHORT-TERM INVESTMENTS	91,961,076
		(Cost $91,961,076)
		TOTAL INVESTMENTS - 101.2%	5,091,269,082
		(Cost $3,945,440,530)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%	(60,034,096)
		NET ASSETS - 100.0%	$5,031,234,986

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $83,027,534.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
24

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 0.9%
114,913	*,e	Tesla Motors, Inc	$30,584,095
		TOTAL AUTOMOBILES & COMPONENTS	30,584,095

CAPITAL GOODS - 2.9%
203,782		Boeing Co	29,379,251
114,598	*	Middleby Corp	14,061,175
93,913		Northrop Grumman Corp	16,247,888
187,246		Roper Industries, Inc	31,320,639
206,045	*	Univar, Inc	4,924,475
		TOTAL CAPITAL GOODS	95,933,428

COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
356,729		Nielsen Holdings NV	17,287,088
521,502	*	Verisk Analytics, Inc	40,734,521
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	58,021,609

CONSUMER DURABLES & APPAREL - 3.2%
118,809		Harman International Industries, Inc	12,790,977
612,448		Nike, Inc (Class B)	70,566,258
267,111		VF Corp	20,591,587
		TOTAL CONSUMER DURABLES & APPAREL	103,948,822

CONSUMER SERVICES - 5.5%
516,007		ARAMARK Holdings Corp	16,419,343
474,178		Las Vegas Sands Corp	26,572,935
833,854	*	Norwegian Cruise Line Holdings Ltd	52,049,167
1,502,165		Starbucks Corp	87,020,418
		TOTAL CONSUMER SERVICES	182,061,863

DIVERSIFIED FINANCIALS - 4.1%
965,653		Charles Schwab Corp	33,681,977
129,878		IntercontinentalExchange Group, Inc	29,617,379
328,926		McGraw-Hill Financial, Inc	33,468,220
332,991		Moody’s Corp	36,772,196
		TOTAL DIVERSIFIED FINANCIALS	133,539,772

ENERGY - 1.6%
251,487	*	Concho Resources, Inc	26,798,455
214,388		EOG Resources, Inc	16,548,610
63,773		Pioneer Natural Resources Co	8,084,503
		TOTAL ENERGY	51,431,568
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.5%
152,053		CVS Corp	$17,101,401
		TOTAL FOOD & STAPLES RETAILING	17,101,401

FOOD, BEVERAGE & TOBACCO - 2.2%
50,652	*	Blue Buffalo Pet Products, Inc	1,415,217
351,756	*	Monster Beverage Corp	54,012,134
245,554		Pinnacle Foods, Inc	11,037,652
84,770	*	WhiteWave Foods Co (Class A)	4,375,827
		TOTAL FOOD, BEVERAGE & TOBACCO	70,840,830

HEALTH CARE EQUIPMENT & SERVICES - 2.5%
466,833	*	Cerner Corp	33,481,263
135,251	*	Idexx Laboratories, Inc	9,836,805
75,745	*	Intuitive Surgical, Inc	40,384,962
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	83,703,030

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
773,465		Estee Lauder Cos (Class A)	68,923,466
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	68,923,466

MATERIALS - 3.9%
191,094		Albemarle Corp	10,357,295
670,412		Monsanto Co	68,308,279
300,322		PPG Industries, Inc	32,548,898
56,896		Sherwin-Williams Co	15,803,433
		TOTAL MATERIALS	127,017,905

MEDIA - 3.2%
378,275		Time Warner, Inc	33,303,331
597,693		Walt Disney Co	71,723,160
		TOTAL MEDIA	105,026,491

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 17.4%
327,799	*	Alexion Pharmaceuticals, Inc	64,720,635
239,027	*	Allergan plc	79,153,791
96,282		Amgen, Inc	17,002,438
144,879	*	Biogen Idec, Inc	46,184,528
91,332	*	BioMarin Pharmaceuticals, Inc	13,359,132
182,855	*	Biovail Corp	47,090,648
485,227		Bristol-Myers Squibb Co	31,850,300
589,437	*	Celgene Corp	77,363,606
671,629		Eli Lilly & Co	56,759,367
469,781		Gilead Sciences, Inc	55,368,389
161,128	*	Illumina, Inc	35,335,370
77,811	*	Incyte Corp	8,114,131
273,051		Thermo Electron Corp	38,098,806
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	570,401,141

REAL ESTATE - 0.9%
796,286	*	CBRE Group, Inc	30,234,979
		TOTAL REAL ESTATE	30,234,979
26

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 10.3%
313,077	*	Amazon.com, Inc	$167,856,234
380,252	*	Carmax, Inc	24,530,057
189,546		Expedia, Inc	23,018,466
22,900	e	Fast Retailing Co Ltd	11,328,564
2,398,687	*	Groupon, Inc	11,561,671
573,942		Home Depot, Inc	67,168,432
49,079	*	NetFlix, Inc	5,610,220
303,084		Tiffany & Co	29,005,139
		TOTAL RETAILING	340,078,783

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
577,498		ARM Holdings plc (ADR)	27,165,506
312,972		Broadcom Corp (Class A)	15,839,513
239,723	*	NXP Semiconductors NV	23,250,734
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	66,255,753

SOFTWARE & SERVICES - 26.7%
1,127,679	*	Adobe Systems, Inc	92,458,401
122,622	*	Akamai Technologies, Inc	9,406,334
43,415	*	Alliance Data Systems Corp	11,940,862
219,287	*	Autodesk, Inc	11,091,536
40,496	*	Baidu, Inc (ADR)	6,992,039
231,036	*	eBay, Inc	6,496,732
1,096,070	*	Facebook, Inc	103,041,541
143,281	*	Google, Inc	89,638,026
99,962	*	Google, Inc (Class A)	65,725,015
1,034,960		Intuit, Inc	109,467,719
34,777	*	LinkedIn Corp	7,068,773
861,447		Mastercard, Inc (Class A)	83,904,938
152,987	*,e	Mobileye NV	9,194,519
696,797	*	PayPal Holdings, Inc	26,966,044
623,791	*	Red Hat, Inc	49,329,392
672,025		Sabre Corp	17,875,865
871,536	*	Salesforce.com, Inc	63,883,589
102,260	*	ServiceNow, Inc	8,231,930
1,008,464		Visa, Inc (Class A)	75,977,678
829,891	*	Yahoo!, Inc	30,432,103
		TOTAL SOFTWARE & SERVICES	879,123,036

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
998,172		Apple, Inc	121,078,264
2,457,427		Cisco Systems, Inc	69,840,075
74,994	*	Palo Alto Networks, Inc	13,936,135
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	204,854,474

TELECOMMUNICATION SERVICES - 0.8%
521,771	*	Level 3 Communications, Inc	26,349,435
		TOTAL TELECOMMUNICATION SERVICES	26,349,435
27

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 0.3%
217,834		Delta Air Lines, Inc			$9,658,760
		TOTAL TRANSPORTATION			9,658,760

		TOTAL COMMON STOCKS			3,255,090,641
		(Cost $2,354,977,060)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 0.7%
$20,000,000		Federal Home Loan Bank (FHLB)	0.050%	08/21/15	19,999,800
4,800,000		FHLB	0.065	08/28/15	4,799,932
		TOTAL GOVERNMENT AGENCY DEBT			24,799,732

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
45,416,772	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			45,416,772
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			45,416,772

		TOTAL SHORT-TERM INVESTMENTS			70,216,504
		(Cost $70,215,982)
		TOTAL INVESTMENTS - 101.1%			3,325,307,145
		(Cost $2,425,193,042)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(37,497,219)
		NET ASSETS - 100.0%			$3,287,809,926

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $44,136,111.
28

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.4%
402,190	*	American Axle & Manufacturing Holdings, Inc	$8,035,756
914,240		Ford Motor Co	13,558,179
		TOTAL AUTOMOBILES & COMPONENTS	21,593,935

BANKS - 12.1%
9,572,827		Bank of America Corp	171,162,147
1,687,360		Citigroup, Inc	98,643,066
703,278	*	Hilltop Holdings, Inc	14,804,002
998,893		Huntington Bancshares, Inc	11,657,081
1,345,839		Investors Bancorp, Inc	16,392,319
1,472,803		JPMorgan Chase & Co	100,931,189
2,420,444		Keycorp	35,919,389
2,619,704		Regions Financial Corp	27,218,725
1,205,298		TCF Financial Corp	19,839,205
2,679,626		Wells Fargo & Co	155,069,957
939,491		Zions Bancorporation	29,302,724
		TOTAL BANKS	680,939,804

CAPITAL GOODS - 7.5%
402,593	*	AerCap Holdings NV	18,857,456
512,379		Allegion plc	32,392,600
106,877		General Dynamics Corp	15,936,430
4,350,551		General Electric Co	113,549,381
65,950		Hubbell, Inc (Class B)	6,885,840
224,951	e	Joy Global, Inc	5,940,956
81,788		L-3 Communications Holdings, Inc	9,443,243
983,437		Masco Corp	25,952,902
112,344		Raytheon Co	12,255,607
878,242		SPX Corp	57,445,809
2,003,907		Terex Corp	44,406,579
559,098		Triumph Group, Inc	30,107,427
296,226		United Technologies Corp	29,714,430
290,259	*	Univar, Inc	6,937,190
344,917	*,e	USG Corp	10,685,529
		TOTAL CAPITAL GOODS	420,511,379

CONSUMER DURABLES & APPAREL - 2.6%
197,346	*	Deckers Outdoor Corp	14,382,577
943,846	*	Jarden Corp	51,911,530
941,758		Mattel, Inc	21,858,203
1,208,299		Pulte Homes, Inc	25,035,955
341,800	*	Sony Corp	9,688,804
716,029	*	Sony Corp (ADR)	20,299,422
		TOTAL CONSUMER DURABLES & APPAREL	143,176,491
29

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 3.0%
1,186,192		ARAMARK Holdings Corp	$37,744,629
322,980		Carnival Corp	17,211,604
2,087,080		Extended Stay America, Inc	39,654,520
1,243,603	*	MGM Resorts International	24,399,491
877,052	e	Restaurant Brands International, Inc	37,923,729
121,459		Starwood Hotels & Resorts Worldwide, Inc	9,651,132
		TOTAL CONSUMER SERVICES	166,585,105

DIVERSIFIED FINANCIALS - 5.8%
142,241		American Express Co	10,818,850
392,389		Bank of New York Mellon Corp	17,029,683
130,604		Capital One Financial Corp	10,618,105
992,176	*	E*TRADE Financial Corp	28,197,642
123,140		Goldman Sachs Group, Inc	25,252,320
1,126,053		ING Groep NV (ADR)	19,120,380
191,456	e	Janus Capital Group, Inc	3,136,049
379,723		Legg Mason, Inc	18,735,533
1,611,485		Morgan Stanley	62,590,078
672,161		State Street Corp	51,460,646
1,907,930	*	Synchrony Financial	65,556,475
649,522	*	UBS AG.	14,933,219
		TOTAL DIVERSIFIED FINANCIALS	327,448,980

ENERGY - 10.7%
274,027		Anadarko Petroleum Corp	20,373,907
1,181,354		Apache Corp	54,176,894
502,706		Baker Hughes, Inc	29,232,354
964,084		Chevron Corp	85,302,152
121,646		Cimarex Energy Co	12,665,782
277,262	*	Concho Resources, Inc	29,545,039
600,045	*	Diamondback Energy, Inc	40,383,028
466,145		EOG Resources, Inc	35,981,733
976,334		Exxon Mobil Corp	77,335,416
466,478	*,e	Laredo Petroleum Holdings, Inc	3,997,716
1,195,957	*	Matador Resources Co	26,346,933
1,207,221		Nabors Industries Ltd	14,015,836
487,239	*,e	Parsley Energy, Inc	7,045,476
357,358		Pioneer Natural Resources Co	45,302,274
1,209,122	*	RSP Permian, Inc	29,986,226
647,932		Schlumberger Ltd	53,661,728
2,061,465	*	Weatherford International Ltd	22,016,446
215,863		Williams Cos, Inc	11,328,490
		TOTAL ENERGY	598,697,430

FOOD & STAPLES RETAILING - 0.9%
305,105		CVS Corp	34,315,159
168,426		Walgreens Boots Alliance, Inc	16,275,005
		TOTAL FOOD & STAPLES RETAILING	50,590,164
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.2%
814,828		ConAgra Foods, Inc	$35,901,322
256,598		Kraft Heinz Co	20,391,843
729,602		Mondelez International, Inc	32,926,938
1,297,356		Pinnacle Foods, Inc	58,316,152
625,877		SABMiller plc	32,821,332
		TOTAL FOOD, BEVERAGE & TOBACCO	180,357,587

HEALTH CARE EQUIPMENT & SERVICES - 2.8%
713,177		Abbott Laboratories	36,150,942
56,636		Anthem, Inc	8,737,236
110,332		Baxter International, Inc	4,422,107
1,586,460	*	Boston Scientific Corp	27,509,216
311,784		Medtronic plc	24,440,748
577,600	*	Olympus Corp	22,100,951
92,316		UnitedHealth Group, Inc	11,207,162
288,684	*	WellCare Health Plans, Inc	23,325,667
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	157,894,029

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
1,355,469		Procter & Gamble Co	103,964,472
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	103,964,472

INSURANCE - 8.0%
644,260		ACE Ltd	70,076,160
541,408		Aflac, Inc	34,677,182
591,694		Allstate Corp	40,797,301
603,008		American International Group, Inc	38,664,873
433,687	*	Berkshire Hathaway, Inc (Class B)	61,904,483
956,667		Hartford Financial Services Group, Inc	45,489,516
567,939		Metlife, Inc	31,656,920
562,644		Principal Financial Group	31,232,368
265,822		Prudential Financial, Inc	23,488,032
221,158		Travelers Cos, Inc	23,469,287
212,915		W.R. Berkley Corp	11,863,624
975,194		XL Capital Ltd	37,076,876
		TOTAL INSURANCE	450,396,622

MATERIALS - 3.1%
30,788		Acerinox S.A.	375,469
212,847		Albemarle Corp	11,536,308
583,416		Axiall Corp	17,169,933
1,257,184	*	Cemex SAB de C.V. (ADR)	10,686,064
700,207	*	Constellium NV	7,772,298
1,010,131		Freeport-McMoRan Copper & Gold, Inc (Class B)	11,869,039
4,637,768	*	Louisiana-Pacific Corp	68,360,700
762,014		Sealed Air Corp	40,516,285
82,945	e	Wacker Chemie AG.	8,328,520
		TOTAL MATERIALS	176,614,616
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA - 0.9%
77,172		Naspers Ltd (N Shares)	$10,754,942
266,462		Time Warner, Inc	23,459,314
291,559		Tribune Co	14,720,814
		TOTAL MEDIA	48,935,070

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
995,793		Agilent Technologies, Inc	40,777,723
51,988	*	Allergan plc	17,215,826
110,332	*	Baxalta, Inc	3,622,200
862,566	*	Biovitrum AB	11,354,441
227,819		Eli Lilly & Co	19,252,984
734,690	*	Endo International plc	64,314,763
624,185		H Lundbeck AS	14,763,694
305,303	*,e	Insys Therapeutics, Inc	13,714,211
759,568		Johnson & Johnson	76,116,309
260,119	*	Mallinckrodt plc	32,244,351
1,152,069		Merck & Co, Inc	67,925,988
3,992,516		Pfizer, Inc	143,970,127
389,373		Zoetis Inc	19,071,490
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	524,344,107

REAL ESTATE - 2.3%
706,983		Brixmor Property Group, Inc	17,299,874
232,413		Home Properties, Inc	17,128,838
62,900	*,e	Lifestyle Properties Development Ltd	19,473
260,416		Mack-Cali Realty Corp	5,427,070
392,244		Post Properties, Inc	22,334,373
162,127		Potlatch Corp	5,676,066
357,730	*	Realogy Holdings Corp	16,283,870
1,423,140		Starwood Property Trust, Inc	30,967,526
46,999		Vornado Realty Trust	4,584,753
785,913		WP GLIMCHER, Inc	10,641,262
		TOTAL REAL ESTATE	130,363,105

RETAILING - 2.5%
741,042		Best Buy Co, Inc	23,928,246
151,177		Expedia, Inc	18,358,935
283,494		Gap, Inc	10,341,861
3,633,268	*,e	Groupon, Inc	17,512,352
11,457,948	e	Hengdeli Holdings Ltd	1,668,260
13,978,820	*,e	Intime Retail Group Co Ltd	15,654,470
4,529,540	*,e	JC Penney Co, Inc	37,323,409
217,004		Target Corp	17,761,777
		TOTAL RETAILING	142,549,310

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
1,611,946		Atmel Corp	13,346,913
1,003,742		Broadcom Corp (Class A)	50,799,383
1,117,054		Intel Corp	32,338,713
2,713,010		Marvell Technology Group Ltd	33,749,844
432,852		Maxim Integrated Products, Inc	14,734,282
32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

499,140	*	Mellanox Technologies Ltd	$20,988,837
2,215,462	*	ON Semiconductor Corp	23,528,207
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	189,486,179

SOFTWARE & SERVICES - 5.7%
387,044	*	Autodesk, Inc	19,576,686
58,766	*	Baidu, Inc (ADR)	10,146,538
136,968	*,e	Cimpress NV	8,838,545
222,923	*	Citrix Systems, Inc	16,855,208
427,921	*	eBay, Inc	12,033,139
493,752	*	Fortinet, Inc	23,571,720
201,682		International Business Machines Corp	32,670,467
1,382,520		Microsoft Corp	64,563,684
481,846		Oracle Corp	19,244,929
523,423	*	PayPal Holdings, Inc	20,256,470
200,469	*	PTC, Inc	7,287,048
337,265	*	Rackspace Hosting, Inc	11,477,128
392,785		Sabre Corp	10,448,081
1,736,019	*	Yahoo!, Inc	63,659,816
		TOTAL SOFTWARE & SERVICES	320,629,459

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
2,607,688		Alcatel-Lucent (ADR)	9,752,753
319,043	*	Ciena Corp	8,119,644
2,521,983		Cisco Systems, Inc	71,674,757
427,898		Corning, Inc	7,993,135
1,156,256		EMC Corp	31,091,724
1,140,217		Hewlett-Packard Co	34,799,423
2,584,022	*	JDS Uniphase Corp	28,656,804
514,537		Juniper Networks, Inc	14,623,141
392,075	*,e	Knowles Corp	7,469,029
1,043,546		Nokia Corp	7,356,999
217,469		Qualcomm, Inc	14,002,829
195,271	e	Seagate Technology, Inc	9,880,713
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	245,420,951

TELECOMMUNICATION SERVICES - 2.9%
2,183,307		AT&T, Inc	75,848,085
944,689	*	Level 3 Communications, Inc	47,706,795
1,357,115		Telephone & Data Systems, Inc	39,912,752
		TOTAL TELECOMMUNICATION SERVICES	163,467,632

TRANSPORTATION - 2.1%
645,893		American Airlines Group, Inc	25,900,309
726,667	*,b,m	AMR Corp (Escrow)	7,267
841,459		Con-Way, Inc	32,640,195
122,535		FedEx Corp	21,004,950
1,496,841	*	Hertz Global Holdings, Inc	25,431,328
179,933	*	United Continental Holdings, Inc	10,146,422
		TOTAL TRANSPORTATION	115,130,471
33

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UTILITIES - 4.0%
292,430		Duke Energy Corp			$21,704,155
221,245		Edison International			13,276,912
362,308		Exelon Corp			11,626,464
1,597,777		FirstEnergy Corp			54,260,507
625,873		NextEra Energy, Inc			65,841,839
966,535		NRG Energy, Inc			21,698,711
235,881		PG&E Corp			12,386,111
118,880		Sempra Energy			12,099,606
312,804		Westar Energy, Inc			11,777,071
		TOTAL UTILITIES			224,671,376

		TOTAL COMMON STOCKS			5,583,768,274
		(Cost $4,696,877,586)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.3%

GOVERNMENT AGENCY DEBT - 0.3%
$18,139,000		Federal Home Loan Bank (FHLB)	0.045%	08/05/15	18,138,982
		TOTAL GOVERNMENT AGENCY DEBT			18,138,982

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.0%
167,612,059	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			167,612,059
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			167,612,059

		TOTAL SHORT-TERM INVESTMENTS			185,751,041
		(Cost $185,750,968)
		TOTAL INVESTMENTS - 102.8%			5,769,519,315
		(Cost $4,882,628,554)
		OTHER ASSETS & LIABILITIES, NET - (2.8)%			(159,469,078)
		NET ASSETS - 100.0%			$5,610,050,237

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
a	Affiliated holding
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $160,464,208.
m	Indicates a security that has been deemed illiquid.
34

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.4%
328,312		Delphi Automotive plc	$25,634,601
		TOTAL AUTOMOBILES & COMPONENTS	25,634,601

BANKS - 2.6%
962,221		Investors Bancorp, Inc	11,719,852
123,336	*	Signature Bank	17,956,488
131,697	*	SVB Financial Group	18,845,841
		TOTAL BANKS	48,522,181

CAPITAL GOODS - 8.8%
90,363		Acuity Brands, Inc	18,180,132
390,813		Ametek, Inc	20,732,630
188,121		Fortune Brands Home & Security, Inc	8,982,778
728,462		Masco Corp	19,224,112
144,230	*,p	Middleby Corp	17,697,021
208,575		Owens Corning, Inc	9,354,589
87,163		Roper Industries, Inc	14,579,755
101,018		Snap-On, Inc	16,647,766
90,128		TransDigm Group, Inc	20,395,966
588,494	*,e	USG Corp	18,231,544
		TOTAL CAPITAL GOODS	164,026,293

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
131,629	*	Stericycle, Inc	18,555,740
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,555,740

CONSUMER DURABLES & APPAREL - 6.0%
171,467		Carter’s, Inc	17,388,469
548,013		DR Horton, Inc	16,270,506
729,454		Hanesbrands, Inc	22,634,958
155,331		Harman International Industries, Inc	16,722,935
95,761	*	Mohawk Industries, Inc	19,304,460
80,940	*	TopBuild Corp	2,327,834
174,575	*	Under Armour, Inc (Class A)	17,340,535
		TOTAL CONSUMER DURABLES & APPAREL	111,989,697

CONSUMER SERVICES - 3.3%
72,611	*	Fogo De Chao, Inc	1,461,660
785,505	*	Hilton Worldwide Holdings, Inc	21,090,809
286,122	*	Norwegian Cruise Line Holdings Ltd	17,859,735
320,300	e	Restaurant Brands International, Inc	13,849,772
179,720	*,e	Zoe’s Kitchen, Inc	8,060,442
		TOTAL CONSUMER SERVICES	62,322,418
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 7.0%
94,585	*	Affiliated Managers Group, Inc	$19,664,222
505,391	e	iShares Russell Midcap Growth Index Fund	49,614,234
247,806		Lazard Ltd (Class A)	13,730,930
261,342		McGraw-Hill Financial, Inc	26,591,549
186,306		Moody’s Corp	20,573,772
		TOTAL DIVERSIFIED FINANCIALS	130,174,707

ENERGY - 1.3%
191,957	*	Diamondback Energy, Inc	12,918,706
426,497	*	RSP Permian, Inc	10,577,126
		TOTAL ENERGY	23,495,832

FOOD, BEVERAGE & TOBACCO - 4.9%
329,325	*	Blue Buffalo Pet Products, Inc	9,201,341
150,775		Constellation Brands, Inc (Class A)	18,096,015
243,791	*	Hain Celestial Group, Inc	16,572,912
193,506	*	Monster Beverage Corp	29,712,846
345,327	*	WhiteWave Foods Co (Class A)	17,825,780
		TOTAL FOOD, BEVERAGE & TOBACCO	91,408,894

HEALTH CARE EQUIPMENT & SERVICES - 9.7%
232,509	*	Acadia Healthcare Co, Inc	18,549,568
222,229	*	Air Methods Corp	8,753,600
221,737		AmerisourceBergen Corp	23,448,688
197,648	*	Centene Corp	13,861,054
272,666	*	Cerner Corp	19,555,605
193,654	*	DexCom, Inc	16,392,811
69,511	*	Edwards Lifesciences Corp	10,576,794
107,507	*	Henry Schein, Inc	15,908,886
391,314	*,e	Inovalon Holdings, Inc	9,454,146
141,977	*	Insulet Corp	4,811,601
24,776	*	Intuitive Surgical, Inc	13,209,820
188,579	*	Pediatrix Medical Group, Inc	15,961,327
378,999	*,e	Veeva Systems, Inc	10,202,653
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	180,686,553

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
219,907		Church & Dwight Co, Inc	18,984,571
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,984,571

MATERIALS - 4.4%
233,637		Albemarle Corp	12,663,125
196,303		Avery Dennison Corp	11,945,038
463,004	*	Berry Plastics Group, Inc	15,075,410
349,671		RPM International, Inc	16,389,080
46,317		Sherwin-Williams Co	12,865,010
135,956	*	WR Grace & Co	13,722,039
		TOTAL MATERIALS	82,659,702
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

MEDIA - 1.4%
40,032	*,e	Charter Communications, Inc	$7,440,347
628,084		Interpublic Group of Cos, Inc	13,378,189
84,563	*,e	Rentrak Corp	5,790,029
		TOTAL MEDIA	26,608,565

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
103,844	*	Alnylam Pharmaceuticals, Inc	13,232,841
197,319	*	BioMarin Pharmaceuticals, Inc	28,861,850
146,591	*	Endo International plc	12,832,576
172,815	*	Incyte Corp	18,021,148
149,634	*,e	Insys Therapeutics, Inc	6,721,560
91,710	*	Jazz Pharmaceuticals plc	17,630,330
88,975	*	Mallinckrodt plc	11,029,341
67,446	*	Medivation, Inc	7,104,087
808,262	*,e	Merrimack Pharmaceuticals, Inc	8,163,446
50,500	*	United Therapeutics Corp	8,552,680
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	132,149,859

REAL ESTATE - 2.1%
559,272	*	CBRE Group, Inc	21,235,558
213,569		Crown Castle International Corp	17,493,437
		TOTAL REAL ESTATE	38,728,995

RETAILING - 10.2%
16,428	*	AutoZone, Inc	11,515,042
304,168	*	Carmax, Inc	19,621,878
337,663		Dollar General Corp	27,137,975
269,075	*	Dollar Tree, Inc	20,995,922
62,312	p	Expedia, Inc	7,567,169
111,588		Gap, Inc	4,070,730
116,499		Macy’s, Inc	8,045,421
54,925	*	O’Reilly Automotive, Inc	13,199,027
146,801	*,e	Restoration Hardware Holdings, Inc	14,894,430
149,772		Signet Jewelers Ltd	18,155,362
201,073		Tractor Supply Co	18,603,274
119,966	*	Ulta Salon Cosmetics & Fragrance, Inc	19,917,955
389,225	*	Vipshop Holdings Ltd (ADR)	7,585,995
		TOTAL RETAILING	191,310,180

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
226,465		Analog Devices, Inc	13,209,703
759,967		Applied Materials, Inc	13,193,027
404,188		ChipMOS TECHNOLOGIES Bermuda Ltd	6,652,935
195,959		Lam Research Corp	15,063,368
350,639	*	Mellanox Technologies Ltd	14,744,370
102,180	*	NXP Semiconductors NV	9,910,438
136,943	*	Qorvo, Inc	7,935,847
185,971		Skyworks Solutions, Inc	17,791,846
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	98,501,534
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 15.7%
439,759		Activision Blizzard, Inc	$11,341,385
104,814	*	Akamai Technologies, Inc	8,040,282
66,192	*	Alliance Data Systems Corp	18,205,448
386,272	*	Blackhawk Network Holdings, Inc	17,741,473
178,118	*	comScore, Inc	10,419,903
334,858	*	Electronic Arts, Inc	23,959,090
523,255	*,e	Endurance International Group Holdings, Inc	10,574,983
114,368	*	FleetCor Technologies, Inc	17,706,454
338,554	*,p	Fortinet, Inc	16,162,568
233,381	*	Guidewire Software, Inc	13,781,148
137,397		Intuit, Inc	14,532,481
62,410	*,p	LinkedIn Corp	12,685,457
171,720	*,e	Mobileye NV	10,320,372
123,846	*,p	Proofpoint, Inc	8,012,836
384,099	*	QLIK Technologies, Inc	15,540,645
95,776	*	Red Hat, Inc	7,573,966
262,938	*	ServiceNow, Inc	21,166,509
232,562	*	Splunk, Inc	16,265,386
56,818	*,p	Tableau Software, Inc	5,951,117
7,500	*,p	Twitter, Inc	232,575
451,102	*	Vantiv, Inc	19,848,488
415,342	*	VeriFone Systems, Inc	13,365,706
		TOTAL SOFTWARE & SERVICES	293,428,272

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
328,400		Juniper Networks, Inc	9,333,128
46,287	*,p	Palo Alto Networks, Inc	8,601,513
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	17,934,641

TELECOMMUNICATION SERVICES - 1.6%
284,345	*	Level 3 Communications, Inc	14,359,422
765,248	*	RingCentral, Inc	15,075,386
		TOTAL TELECOMMUNICATION SERVICES	29,434,808

TRANSPORTATION - 3.5%
169,475		Ryder System, Inc	15,340,877
729,572		Southwest Airlines Co	26,410,506
432,700	*	United Continental Holdings, Inc	24,399,953
		TOTAL TRANSPORTATION	66,151,336

		TOTAL COMMON STOCKS	1,852,709,379
		(Cost $1,566,513,757)

PURCHASED OPTIONS - 0.0%

RETAILING - 0.0%
60,000		Expedia, Inc	1,800
		TOTAL RETAILING	1,800
38

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 0.0%
200,000		Fortinet, Inc			$10,000
60,000		Proofpoint, Inc			150,000
321,000		TWITTER,Inc			3,210
		TOTAL SOFTWARE & SERVICES			163,210

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
45,000		Palo Alto Networks, Inc			141,300
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			141,300

		TOTAL PURCHASED OPTIONS			306,310
		(Cost $1,372,644)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.9%
GOVERNMENT AGENCY DEBT - 0.5%
$9,150,000		Federal Home Loan Bank (FHLB)	0.040%	08/07/15	9,149,982
		TOTAL GOVERNMENT AGENCY DEBT			9,149,982

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.4%
119,510,834	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			119,510,834
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			119,510,834

		TOTAL SHORT-TERM INVESTMENTS			128,660,816
		(Cost $128,660,773)
		TOTAL INVESTMENTS - 106.2%			1,981,676,505
		(Cost $1,696,547,174)
		OTHER ASSETS & LIABILITIES, NET - (6.2)%			(116,067,726)
		NET ASSETS - 100.0%			$1,865,608,779

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $117,063,099.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
39

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.2%
152,160	e	Autoliv, Inc	$16,007,232
196,335		Lear Corp	20,432,584
261,126		Magna International, Inc (Class A) (NY)	14,194,809
98,168	*	Visteon Corp	9,770,661
		TOTAL AUTOMOBILES & COMPONENTS	60,405,286

BANKS - 8.5%
647,542		BankUnited	23,648,234
161,977		Cullen/Frost Bankers, Inc	11,735,234
800,000		East West Bancorp, Inc	35,808,000
2,362,706		Fifth Third Bancorp	49,782,215
1,229,571	*	Hilltop Holdings, Inc	25,882,470
2,900,000		Hudson City Bancorp, Inc	29,899,000
2,230,000		Huntington Bancshares, Inc	26,024,100
1,298,503		Investors Bancorp, Inc	15,815,766
3,163,132		Keycorp	46,940,879
222,944		M&T Bank Corp	29,239,106
140,000		Opus Bank	5,481,000
1,963,357		Regions Financial Corp	20,399,279
840,000		SunTrust Banks, Inc	37,245,600
76,571	*	SVB Financial Group	10,957,310
661,282		Synovus Financial Corp	20,843,609
775,000		Talmer Bancorp Inc	12,632,500
964,370		TCF Financial Corp	15,873,530
200,000		Wintrust Financial Corp	10,784,000
520,290		Zions Bancorporation	16,227,845
		TOTAL BANKS	445,219,677

CAPITAL GOODS - 5.9%
575,743	*	AerCap Holdings NV	26,967,802
260,380		Crane Co	13,852,216
282,908		Fluor Corp	13,225,949
285,000		Fortune Brands Home & Security, Inc	13,608,750
338,679		Hubbell, Inc (Class B)	35,361,474
409,360		Ingersoll-Rand plc	25,134,704
516,183		ITT Corp	19,614,954
238,913		KBR, Inc	4,173,810
122,710		Lennox International, Inc	14,488,370
500,689		Masco Corp	13,213,183
260,353		Paccar, Inc	16,881,288
144,656		Rockwell Collins, Inc	12,240,791
358,312		SPX Corp	23,437,188
265,070		Terex Corp	5,873,951
638,091		Textron, Inc	27,884,577
40

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

286,591	*	Univar, Inc	$6,849,525
204,189	*	WABCO Holdings, Inc	25,211,216
119,581		Westinghouse Air Brake Technologies Corp	12,100,401
		TOTAL CAPITAL GOODS	310,120,149

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
443,610		Republic Services, Inc	18,866,733
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,866,733

CONSUMER DURABLES & APPAREL - 2.8%
381,008		Coach, Inc	11,887,450
687,175		DR Horton, Inc	20,402,226
650,950	*	Jarden Corp	35,802,250
417,213		Mattel, Inc	9,683,514
800,089		Newell Rubbermaid, Inc	34,627,852
6,381	*	NVR, Inc	9,507,945
336,500	*	Sony Corp	9,538,568
392,671	*	Steven Madden Ltd	16,366,527
		TOTAL CONSUMER DURABLES & APPAREL	147,816,332

CONSUMER SERVICES - 1.7%
189,044		ARAMARK Holdings Corp	6,015,380
250,000		Darden Restaurants, Inc	18,440,000
1,325,351	*	Denny’s Corp	15,586,128
447,259		Extended Stay America, Inc	8,497,921
314,159		Interval Leisure Group, Inc	6,697,870
289,311		Marriott International, Inc (Class A)	21,006,872
347,431	e	Restaurant Brands International, Inc	15,022,916
		TOTAL CONSUMER SERVICES	91,267,087

DIVERSIFIED FINANCIALS - 4.3%
1,245,000	*	Ally Financial, Inc	28,348,650
471,577		Ameriprise Financial, Inc	59,263,081
455,000		Blackstone Group LP	17,858,750
1,205,462	*	E*TRADE Financial Corp	34,259,230
703,990		Invesco Ltd	27,174,014
276,258		Lazard Ltd (Class A)	15,307,456
436,874		Raymond James Financial, Inc	25,775,566
545,000	*	Synchrony Financial	18,726,200
		TOTAL DIVERSIFIED FINANCIALS	226,712,947

ENERGY - 10.3%
510,000		Anadarko Petroleum Corp	37,918,500
380,000		Apache Corp	17,426,800
660,000		Baker Hughes, Inc	38,379,000
2,050,000		Capital Product Partners LP	16,482,000
153,941		Cimarex Energy Co	16,028,337
760,801		Columbia Pipeline Group, Inc	22,200,173
253,020	*	Concho Resources, Inc	26,961,811
440,077	e	Consol Energy, Inc	7,270,072
440,500	*	Continental Resources, Inc	14,717,105
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

269,975	*	Diamondback Energy, Inc	$18,169,318
193,495	*	Dril-Quip, Inc	11,302,043
400,000		Energen Corp	22,080,000
325,000		EQT Corp	24,976,250
791,150	e	Gibson Energy, Inc	11,662,937
214,755		Hess Corp	12,672,693
800,000	*,e	Laredo Petroleum Holdings, Inc	6,856,000
656,013	*	Matador Resources Co	14,451,966
1,598,015		Nabors Industries Ltd	18,552,954
178,009		Noble Energy, Inc	6,271,257
240,510		Oceaneering International, Inc	9,625,210
160,370		Oneok, Inc	6,060,382
920,000		Patterson-UTI Energy, Inc	15,166,200
140,504		Pioneer Natural Resources Co	17,811,692
718,910		Rowan Cos plc	12,386,819
660,000	*	RSP Permian, Inc	16,368,000
209,470		SemGroup Corp	14,891,222
939,977		Superior Energy Services	15,979,609
241,670		Targa Resources Investments, Inc	21,375,712
515,044		Tesco Corp	4,944,423
250,000		Tesoro Corp	24,335,000
730,000		Williams Cos, Inc	38,310,400
		TOTAL ENERGY	541,633,885

FOOD, BEVERAGE & TOBACCO - 3.0%
406,991		Bunge Ltd	32,498,231
255,237		Molson Coors Brewing Co (Class B)	18,157,560
567,785		Pinnacle Foods, Inc	25,521,936
240,777		Reynolds American, Inc	20,656,259
1,321,187		Tyson Foods, Inc (Class A)	58,594,644
		TOTAL FOOD, BEVERAGE & TOBACCO	155,428,630

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
130,000		Aetna Inc	14,686,100
570,000	*	Allscripts Healthcare Solutions, Inc	8,242,200
2,110,609	*	Boston Scientific Corp	36,597,960
500,000		Cardinal Health, Inc	42,490,000
560,000		Cigna Corp	80,673,600
176,702		Healthsouth Corp	8,075,281
250,000		Humana, Inc	45,522,500
642,999		Omnicare, Inc	62,274,453
160,000	*	Tenet Healthcare Corp	9,008,000
250,736		Universal Health Services, Inc (Class B)	36,414,389
191,465		Zimmer Holdings, Inc	19,925,763
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	363,910,246

INSURANCE - 7.0%
313,420		ACE Ltd	34,090,693
323,954		Aon plc	32,644,845
274,886	*	Arch Capital Group Ltd	19,615,865
1,236,915		Conseco, Inc	22,066,563
119,764		Everest Re Group Ltd	21,931,184
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

1,301,899		Hartford Financial Services Group, Inc	$61,905,297
216,983		Intact Financial Corp	14,964,917
607,553		Marsh & McLennan Cos, Inc	35,201,621
481,022		Principal Financial Group	26,701,531
152,160		RenaissanceRe Holdings Ltd	16,326,768
376,300		UnumProvident Corp	13,486,592
392,671		Validus Holdings Ltd	18,200,301
1,285,999		XL Capital Ltd	48,893,682
		TOTAL INSURANCE	366,029,859

MATERIALS - 5.3%
422,122		Albemarle Corp	22,879,012
212,161		Ashland, Inc	24,254,245
680,000		Axiall Corp	20,012,400
749,946	*	Berry Plastics Group, Inc	24,418,242
208,459	*	Clearwater Paper Corp	12,267,812
412,305	*	Crown Holdings, Inc	21,237,831
461,417		Cytec Industries, Inc	34,250,984
771,496	*	Ferro Corp	10,716,079
850,000		Freeport-McMoRan Copper & Gold, Inc (Class B)	9,987,500
863,877	*	Louisiana-Pacific Corp	12,733,547
702,882		Nucor Corp	31,025,211
149,478		Schweitzer-Mauduit International, Inc	5,934,277
123,080	*	WestRock Co	7,761,425
405,036	*	WR Grace & Co	40,880,284
		TOTAL MATERIALS	278,358,849

MEDIA - 1.8%
371,638	*	DISH Network Corp (Class A)	24,011,531
417,213		EW Scripps Co (Class A)	9,166,170
1,398,336		Interpublic Group of Cos, Inc	29,784,557
147,252	*	Madison Square Garden, Inc	12,280,817
480,000	e	MDC Partners, Inc	8,462,400
152,160		Tribune Co	7,682,558
		TOTAL MEDIA	91,388,033

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
700,000		Agilent Technologies, Inc	28,665,000
166,000	*	Allergan plc	54,970,900
603,055	*	Biovitrum AB	7,938,352
700,000	e	H Lundbeck AS	16,556,928
160,507		Lonza Group AG.	23,266,223
195,000	*	Mallinckrodt plc	24,172,200
376,104	*,e	Mylan NV	21,058,063
323,973	*	PerkinElmer, Inc	17,144,651
158,000		Perrigo Co plc	30,367,600
174,000	*	United Therapeutics Corp	29,468,640
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	253,608,557

REAL ESTATE - 10.8%
387,137		American Assets Trust,Inc	16,112,642
276,833		AvalonBay Communities, Inc	47,709,399
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

504,516		Blackstone Mortgage Trust, Inc	$14,716,732
217,000		Boston Properties, Inc	26,751,760
932,595		Brixmor Property Group, Inc	22,820,600
510,000		DDR Corp	8,313,000
967,843		DiamondRock Hospitality Co	12,204,500
421,880	*	Equity Commonwealth	11,053,256
69,486		Essex Property Trust, Inc	15,628,096
375,653		Gaming and Leisure Properties, Inc	12,302,636
1,060,010		General Growth Properties, Inc	28,768,671
620,000		HCP, Inc	23,956,800
200,000		Home Properties, Inc	14,740,000
873,694		Host Marriott Corp	16,932,190
109,193	*	Howard Hughes Corp	14,845,880
735,000		Kennedy-Wilson Holdings, Inc	18,610,200
65,000		Kilroy Realty Corp	4,605,250
672,450		Kimco Realty Corp	16,616,239
231,450		Macerich Co	18,321,582
409,061		Mack-Cali Realty Corp	8,524,831
1,650,000		MFA Mortgage Investments, Inc	12,424,500
677,358		Parkway Properties, Inc	12,151,803
491,829		Pennsylvania REIT	10,780,892
290,000		Post Properties, Inc	16,512,600
809,884		Prologis, Inc	32,889,389
115,000		SL Green Realty Corp	13,241,100
1,433,251		Starwood Property Trust, Inc	31,187,542
1,282,612		Two Harbors Investment Corp	13,108,295
335,000		Vornado Realty Trust	32,679,250
481,022		Weingarten Realty Investors	16,922,354
1,538,623		WP GLIMCHER, Inc	20,832,955
		TOTAL REAL ESTATE	566,264,944

RETAILING - 2.8%
103,076		Advance Auto Parts, Inc	17,956,870
883,511		Best Buy Co, Inc	28,528,570
500,656		DSW, Inc (Class A)	16,281,333
1,128,930	*	Liberty Interactive Corp	32,795,416
142,343	*	Liberty Ventures	5,904,388
467,718		Macy’s, Inc	32,300,605
908,052		Staples, Inc	13,357,445
		TOTAL RETAILING	147,124,627

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
1,168,198		Applied Materials, Inc	20,279,918
125,000		Avago Technologies Ltd	15,642,500
865,000		Broadcom Corp (Class A)	43,777,650
366,460		Lam Research Corp	28,169,780
440,000		Maxim Integrated Products, Inc	14,977,600
230,000	*	NXP Semiconductors NV	22,307,700
135,000	*	Qorvo, Inc	7,823,250
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	152,978,398
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 1.5%
1,030,762		CA, Inc	$30,031,251
75,000	*	Citrix Systems, Inc	5,670,750
3,808,912		Xerox Corp	41,974,210
		TOTAL SOFTWARE & SERVICES	77,676,211

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
205,000	*	Arrow Electronics, Inc	11,920,750
2,094,512		Brocade Communications Systems, Inc	21,489,693
620,000	*	Ciena Corp	15,779,000
1,567,100	*	JDS Uniphase Corp	17,379,139
740,000		Juniper Networks, Inc	21,030,800
592,876	e	Seagate Technology, Inc	29,999,526
771,496		TE Connectivity Ltd	46,999,536
600,000		Western Digital Corp	51,636,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	216,234,444

TELECOMMUNICATION SERVICES - 1.1%
626,840	*	Level 3 Communications, Inc	31,655,420
462,897		Telephone & Data Systems, Inc	13,613,801
331,171	*	T-Mobile US, Inc	13,465,413
		TOTAL TELECOMMUNICATION SERVICES	58,734,634

TRANSPORTATION - 2.4%
157,069		Alaska Air Group, Inc	11,897,977
343,587		American Airlines Group, Inc	13,777,839
500,000	*	Avis Budget Group, Inc	21,715,000
231,132		Costamare, Inc	3,936,178
677,358		CSX Corp	21,187,758
166,885		Delta Air Lines, Inc	7,399,681
284,687		Ryder System, Inc	25,769,867
1,842,337		Safe Bulkers, Inc	6,337,639
231,450	*	United Continental Holdings, Inc	13,051,466
		TOTAL TRANSPORTATION	125,073,405

UTILITIES - 9.5%
124,190	*	8Point3 Energy Partners LP	1,977,105
436,847		American Water Works Co, Inc	22,676,728
790,784	*	Calpine Corp	14,471,347
1,276,182		Centerpoint Energy, Inc	24,681,360
804,977		CMS Energy Corp	27,578,512
441,755		DTE Energy Co	35,543,607
736,259		Edison International	44,182,903
274,869		Eversource Energy	13,666,487
476,114		FirstEnergy Corp	16,168,831
145,000		National Fuel Gas Co	7,840,150
760,801		NiSource, Inc	13,283,586
323,954		NorthWestern Corp	17,441,683
752,209		NRG Energy, Inc	16,887,092
579,190		OGE Energy Corp	17,236,694
225,786		PG&E Corp	11,856,023
190,000		Pinnacle West Capital Corp	11,724,900
1,109,296		PPL Corp	35,286,706
45

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

854,061		Public Service Enterprise Group, Inc			$35,588,722
294,503		Questar Corp			6,520,296
631,662		Sempra Energy			64,290,558
402,488		Southwest Gas Corp			22,676,174
154,615		UIL Holdings Corp			7,412,243
893,327		Xcel Energy, Inc			30,971,647
		TOTAL UTILITIES			499,963,354

		TOTAL COMMON STOCKS			5,194,816,287
		(Cost $3,930,844,091)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.0%
GOVERNMENT AGENCY DEBT - 0.9%
$7,500,000		Federal Home Loan Bank (FHLB)	0.055%	08/24/15	7,499,910
20,800,000		FHLB	0.065	08/28/15	20,799,709
20,000,000		FHLB	0.060	09/10/15	19,998,940
		TOTAL GOVERNMENT AGENCY DEBT			48,298,559

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
112,092,718	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			112,092,718
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			112,092,718
		TOTAL SHORT-TERM INVESTMENTS			160,391,277
		(Cost $160,390,107)

		TOTAL INVESTMENTS - 102.0%			5,355,207,564
		(Cost $4,091,234,198)
		OTHER ASSETS & LIABILITIES, NET - (2.0)%			(106,603,824)
		NET ASSETS - 100.0%			$5,248,603,740

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $108,516,926.
46

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.3%
573,900	*	American Axle & Manufacturing Holdings, Inc	$11,466,522
214,400	*	Gentherm, Inc	10,790,752
357,074	*	Tenneco, Inc	17,785,856
		TOTAL AUTOMOBILES & COMPONENTS	40,043,130

BANKS - 9.9%
331,246		BankUnited	12,097,104
240,883		Banner Corp	11,480,484
797,071		Brookline Bancorp, Inc	8,982,990
1,060,232		Capitol Federal Financial	12,743,989
774,185		Cathay General Bancorp	24,859,080
330,500		Columbia Banking System, Inc	10,837,095
627,200		First Commonwealth Financial Corp	5,770,240
575,711		FirstMerit Corp	10,788,824
896,138		Fulton Financial Corp	11,613,948
518,400	*	Hilltop Holdings, Inc	10,912,320
1,756,505		Investors Bancorp, Inc	21,394,231
2,105,498	*,e	MGIC Investment Corp	23,307,863
1,386,247		National Penn Bancshares, Inc	14,860,568
492,621		Oritani Financial Corp	7,739,076
367,436	*	Popular, Inc	11,250,890
491,457		PrivateBancorp, Inc	20,316,833
287,275		Prosperity Bancshares, Inc	15,682,342
780,850		Provident Financial Services, Inc	15,320,277
503,168		Sterling Bancorp/DE	7,492,172
1,021,300		Umpqua Holdings Corp	18,117,862
635,300	*	Western Alliance Bancorp	21,492,199
		TOTAL BANKS	297,060,387

CAPITAL GOODS - 6.7%
292,063	*	Aerovironment, Inc	7,611,162
243,377	*	American Woodmark Corp	16,004,472
184,700		Apogee Enterprises, Inc	10,191,746
177,000	*	Beacon Roofing Supply, Inc	6,195,000
152,600		Clarcor, Inc	9,181,942
347,770		Comfort Systems USA, Inc	9,612,363
159,990		Cubic Corp	7,098,756
167,289		Curtiss-Wright Corp	11,270,260
129,353	*	DXP Enterprises, Inc	4,747,255
355,286		EMCOR Group, Inc	16,993,329
180,668		Encore Wire Corp	6,202,332
102,760		General Cable Corp	1,677,043
99,200		IDEX Corp	7,542,176
264,600		ITT Corp	10,054,800
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

252,111		John Bean Technologies Corp	$9,189,446
143,026	*	Masonite International Corp	9,878,806
483,100	*	MRC Global, Inc	6,207,835
297,170		Mueller Industries, Inc	9,619,393
137,600	*	Teledyne Technologies, Inc	14,264,992
152,294		Tennant Co	9,108,704
417,914	*	Thermon Group Holdings	10,084,265
121,046		Universal Forest Products, Inc	7,686,421
		TOTAL CAPITAL GOODS	200,422,498

COMMERCIAL & PROFESSIONAL SERVICES - 4.0%
451,253		ABM Industries, Inc	14,873,299
205,000		Administaff, Inc	10,307,400
144,502		Exponent, Inc	6,428,894
429,604		Korn/Ferry International	14,383,142
288,192	*	On Assignment, Inc	11,043,517
359,319		Resources Connection, Inc	5,688,020
421,431		Rollins, Inc	12,221,499
649,437	*	RPX Corp	10,053,285
586,327	*	TrueBlue, Inc	15,103,783
199,647		Viad Corp	5,723,880
264,575	*	WageWorks, Inc	13,215,521
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	119,042,240

CONSUMER DURABLES & APPAREL - 2.7%
174,450		Brunswick Corp	9,261,551
146,200		Columbia Sportswear Co	10,459,148
144,700	*	G-III Apparel Group Ltd	10,451,681
106,400	*	Helen of Troy Ltd	9,339,792
280,000		La-Z-Boy, Inc	7,112,000
83,811		Oxford Industries, Inc	7,034,257
304,605	*	Steven Madden Ltd	12,695,936
994,300	*	TRI Pointe Homes, Inc	14,715,640
		TOTAL CONSUMER DURABLES & APPAREL	81,070,005

CONSUMER SERVICES - 4.6%
791,025	*	Belmond Ltd.	9,579,313
84,300	*	Buffalo Wild Wings, Inc	16,487,394
101,465		Domino’s Pizza, Inc	11,550,775
340,051	*	Grand Canyon Education, Inc	14,768,415
250,449	*	Hyatt Hotels Corp	13,982,568
202,200		Jack in the Box, Inc	19,209,000
368,735	*	K12, Inc	4,863,615
81,641		Marriott Vacations Worldwide Corp	6,825,187
569,649		Service Corp International	17,379,991
219,200		Vail Resorts, Inc	24,044,048
		TOTAL CONSUMER SERVICES	138,690,306

DIVERSIFIED FINANCIALS - 1.0%
289,080	*	Enova International, Inc	5,226,567
208,508		Evercore Partners, Inc (Class A)	12,260,270
442,700	e	WisdomTree Investments, Inc	11,023,230
		TOTAL DIVERSIFIED FINANCIALS	28,510,067
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 3.0%
225,302		Delek US Holdings, Inc	$8,036,522
117,000	*	Diamondback Energy, Inc	7,874,100
387,500		Green Plains Renewable Energy, Inc	8,699,375
795,260	*	Kosmos Energy LLC	5,725,872
422,562	*	Matrix Service Co	8,189,252
1,951,900	*,e	McDermott International, Inc	8,588,360
1,200,774	*	Pioneer Energy Services Corp	4,394,833
355,500		Questar Market Resources, Inc	4,934,340
637,298	*	Renewable Energy Group, Inc	6,500,440
1,335,587		Scorpio Tankers, Inc	14,344,204
185,100		Western Refining, Inc	8,174,016
623,400	*	WPX Energy, Inc	5,423,580
		TOTAL ENERGY	90,884,894

FOOD & STAPLES RETAILING - 1.1%
183,322		Casey’s General Stores, Inc	18,738,258
1,627,900	*	Supervalu, Inc	15,009,238
		TOTAL FOOD & STAPLES RETAILING	33,747,496

FOOD, BEVERAGE & TOBACCO - 2.3%
619,700		Dean Foods Co	11,030,660
84,502		J&J Snack Foods Corp	10,001,657
158,000		Lancaster Colony Corp	14,727,180
226,900	*,e	Post Holdings, Inc	12,193,606
113,565	e	Sanderson Farms, Inc	8,177,815
472,700	e	Vector Group Ltd	11,968,764
		TOTAL FOOD, BEVERAGE & TOBACCO	68,099,682

HEALTH CARE EQUIPMENT & SERVICES - 7.6%
187,400	*	Abiomed, Inc	14,516,004
376,924	*	AMN Healthcare Services, Inc	11,092,874
209,900	*	Angiodynamics, Inc	3,253,450
129,677	*	Anika Therapeutics, Inc	4,914,758
198,424	*	Cynosure, Inc (Class A)	7,698,851
969,192	*	Five Star Quality Care, Inc	4,380,748
380,258	*	Globus Medical, Inc	10,670,040
94,963	*	Health Net, Inc	6,349,226
352,470	*	HealthStream, Inc	9,890,308
226,200		Hill-Rom Holdings, Inc	12,673,986
148,843	*	ICU Medical, Inc	14,872,392
440,130		Kindred Healthcare, Inc	9,079,882
353,761	*	MedAssets, Inc	8,242,631
172,782	*	Molina Healthcare, Inc	13,032,946
279,239	*	Natus Medical, Inc	12,610,433
223,490	*	NuVasive, Inc	12,294,185
263,641	*	Omnicell, Inc	9,628,169
983,567	*	OraSure Technologies, Inc	4,858,821
305,343	*	PharMerica Corp	10,433,570
278,030	*	Premier, Inc	9,942,353
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

392,173		Quality Systems, Inc	$5,000,206
236,000	*	Team Health Holdings, Inc	15,908,760
153,480	*	Thoratec Corp	9,713,749
75,521	*	Vascular Solutions, Inc	2,811,647
36,433	*	WellCare Health Plans, Inc	2,943,787
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	226,813,776

INSURANCE - 2.9%
302,937		Aspen Insurance Holdings Ltd	14,568,240
305,729	e	HCI Group, Inc	13,721,118
613,510		Maiden Holdings Ltd	10,147,455
1,021,492	*	MBIA, Inc	6,077,877
631,504		Old Republic International Corp	10,565,062
291,200		Selective Insurance Group, Inc	8,971,872
532,504	*	Third Point Reinsurance Ltd	7,913,009
294,307		Validus Holdings Ltd	13,641,130
		TOTAL INSURANCE	85,605,763

MATERIALS - 3.6%
260,890		A. Schulman, Inc	9,712,935
37,338		Aptargroup, Inc	2,531,143
534,500	*	Berry Plastics Group, Inc	17,403,320
1,755,636	*,e	Coeur Mining, Inc	6,197,395
852,799		Commercial Metals Co	13,141,632
252,436		Innospec, Inc	10,917,857
268,740		Minerals Technologies, Inc	17,400,915
77,532		OM Group, Inc	2,626,784
175,800		Reliance Steel & Aluminum Co	10,653,480
359,114		Schnitzer Steel Industries, Inc (Class A)	5,641,681
149,799		Sensient Technologies Corp	10,244,754
		TOTAL MATERIALS	106,471,896

MEDIA - 0.9%
605,580	*	Live Nation, Inc	15,878,308
431,900		Time, Inc	9,640,008
		TOTAL MEDIA	25,518,316

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.8%
229,800	*	Acadia Pharmaceuticals, Inc	11,216,538
313,100	*,e	Achillion Pharmaceuticals, Inc	2,667,612
120,500	*	Acorda Therapeutics, Inc	4,140,380
325,786	*	Agenus, Inc	2,782,212
139,520	*	Alder Biopharmaceuticals, Inc	6,476,518
76,600	*	Anacor Pharmaceuticals, Inc	11,427,954
62,550	*,e	ANI Pharmaceuticals, Inc	4,442,926
305,600	*	BioCryst Pharmaceuticals, Inc	4,730,688
46,300	*	Bluebird Bio, Inc	7,677,929
254,496	*	Cambrex Corp	12,533,928
119,396	*	Cara Therapeutics Inc	2,544,329
428,358	*	Catalent, Inc	14,598,441
201,400	*,e	Celldex Therapeutics, Inc	4,742,970
219,404	*	Cepheid, Inc	12,196,668
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

60,000	*	Clovis Oncology, Inc	$5,065,800
801,896	*,e	CTI BioPharma Corp	1,483,508
505,576	*,e	Cytokinetics, Inc	3,230,631
188,252	*,e	Depomed, Inc	5,929,938
97,500	*	Dermira, Inc	2,201,550
145,007	*	Dyax Corp	3,568,622
217,257	*,e	FibroGen, Inc	5,051,225
120,900	*	Five Prime Therapeutics, Inc	2,843,568
88,300	*,e	Heron Therapeutics, Inc	2,855,622
257,600	*,e	Horizon Pharma plc	9,492,560
180,083	*	Impax Laboratories, Inc	8,726,822
334,063	*	INC Research Holdings, Inc	16,713,172
431,900	*	Infinity Pharmaceuticals, Inc	3,774,806
209,600	*	Insmed, Inc	5,680,160
79,900	*	Intra-Cellular Therapies, Inc	2,325,090
102,370	*,e	Isis Pharmaceuticals, Inc	5,623,184
126,838	*	MacroGenics, Inc	4,769,109
311,470	*	Medicines Co	9,777,043
300,000	*,e	Merrimack Pharmaceuticals, Inc	3,030,000
203,782	*	Momenta Pharmaceuticals, Inc	4,430,221
205,400	*	Neurocrine Biosciences, Inc	10,294,648
250,000	*	Novavax, Inc	3,015,000
197,800	*	Parexel International Corp	13,640,288
394,810	*	PRA Health Sciences, Inc	16,578,072
271,901	*	Prestige Brands Holdings, Inc	12,947,926
154,121	*,e	Prothena Corp plc	10,167,362
48,451	*,e	Puma Biotechnology, Inc	4,389,661
344,300	*	Raptor Pharmaceutical Corp	4,902,832
118,300	*	Retrophin, Inc	3,754,842
177,581	*	Sagent Pharmaceuticals	4,364,941
40,411	*,e	Spark Therapeutics, Inc	2,482,852
547,600	*,e	Spectrum Pharmaceuticals, Inc	3,786,654
336,576	*	Supernus Pharmaceuticals, Inc	7,138,777
93,300	*	TESARO, Inc	5,411,400
73,600	*	Tetraphase Pharmaceuticals, Inc	3,499,680
48,164	*	Ultragenyx Pharmaceutical, Inc	5,824,473
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	320,951,132

REAL ESTATE - 8.3%
178,900		American Assets Trust,Inc	7,445,818
109,259		Coresite Realty	5,484,802
1,178,652		Cousins Properties, Inc	12,234,408
704,544		CubeSmart	18,430,871
330,800		DCT Industrial Trust, Inc	11,498,608
1,478,722		DiamondRock Hospitality Co	18,646,684
525,470		DuPont Fabros Technology, Inc	15,842,921
149,310		EastGroup Properties, Inc	8,988,462
331,700		Entertainment Properties Trust	18,946,704
1,131,932		FelCor Lodging Trust, Inc	10,594,883
387,456		Kennedy-Wilson Holdings, Inc	9,810,386
1,482,793		Lexington Realty Trust	12,752,020
802,000		New Residential Investment Corp	12,583,380
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

129,678		PS Business Parks, Inc	$9,983,909
594,410		Retail Opportunities Investment Corp	10,194,131
463,200		RLJ Lodging Trust	13,817,256
104,529		Saul Centers, Inc	5,422,965
225,554		Sovran Self Storage, Inc	21,474,996
828,110		Summit Hotel Properties, Inc	11,287,139
884,465		Sunstone Hotel Investors, Inc	12,444,423
		TOTAL REAL ESTATE	247,884,766

RETAILING - 3.4%
361,751		Aaron’s, Inc	13,377,552
813,700		American Eagle Outfitters, Inc	14,443,175
95,704	*	America’s Car-Mart, Inc	4,427,267
361,000	*	Barnes & Noble, Inc	9,490,690
111,800		Children’s Place Retail Stores, Inc	6,473,220
259,400		DSW, Inc (Class A)	8,435,688
552,400	*	Express Parent LLC	10,517,696
290,300		Finish Line, Inc (Class A)	7,980,347
119,600		Group 1 Automotive, Inc	11,597,612
458,300	*	Office Depot, Inc	3,666,400
368,050	*	Select Comfort Corp	9,584,022
		TOTAL RETAILING	99,993,669

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
238,415	*	Advanced Energy Industries, Inc	6,244,089
166,589	*	Cabot Microelectronics Corp	7,553,145
139,100	*	Cavium Networks, Inc	9,430,980
568,900		Cypress Semiconductor Corp	6,530,972
599,100	*	Fairchild Semiconductor International, Inc	9,022,446
419,600	*	Inphi Corp	9,537,508
399,673	*	Integrated Device Technology, Inc	7,637,751
686,181		Intersil Corp (Class A)	7,637,195
855,211	*	Lattice Semiconductor Corp	4,207,638
165,643		Monolithic Power Systems, Inc	8,565,400
306,393	*	Photronics, Inc	2,527,742
1,215,729	*	PMC - Sierra, Inc	8,279,114
549,236	*	Rudolph Technologies, Inc	6,162,428
143,500	*	Silicon Laboratories, Inc	6,456,065
342,600		Tessera Technologies, Inc	11,874,516
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	111,666,989

SOFTWARE & SERVICES - 10.1%
322,855	*	Aspen Technology, Inc	14,328,305
226,800	*	Blackhawk Network Holdings, Inc	10,416,924
253,700	*	BroadSoft, Inc	8,859,204
242,431	*	Constant Contact, Inc	6,264,417
252,914	*	EPAM Systems, Inc	18,743,456
463,972	*,e	Everyday Health, Inc	5,507,348
325,551	*	ExlService Holdings, Inc	12,621,612
255,000	*	GrubHub, Inc	8,086,050
167,300	*	Imperva, Inc	10,991,610
359,714	*	Infoblox, Inc	8,453,279
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

569,908	*	Liveperson, Inc	$5,476,816
168,970	*	LogMeIn, Inc	12,432,812
185,654	*	Luxoft Holding, Inc	11,651,645
304,442	*	Manhattan Associates, Inc	19,733,930
245,231		MAXIMUS, Inc	16,727,206
503,791		NIC, Inc	9,088,390
597,100	*	Nuance Communications, Inc	10,825,423
578,879	*	Progress Software Corp	17,181,129
279,900	*	QLIK Technologies, Inc	11,324,754
524,386	*	Rubicon Project, Inc	9,140,048
207,400	*	SolarWinds, Inc	8,273,186
225,408		Solera Holdings, Inc	8,247,679
102,554	*	SPS Commerce, Inc	7,399,271
171,095		SS&C Technologies Holdings, Inc	11,639,593
216,300	*	Synchronoss Technologies, Inc	10,339,140
823,575	*	TA Indigo Holding Corp	9,355,812
139,301	*	Tyler Technologies, Inc	19,438,062
		TOTAL SOFTWARE & SERVICES	302,547,101

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
331,670	e	Alliance Fiber Optic Products, Inc	6,656,617
420,229	*	Benchmark Electronics, Inc	9,270,252
550,000	*	Ciena Corp	13,997,500
135,694	*	Coherent, Inc	7,863,467
458,868	*	II-VI, Inc	7,800,756
500,334	*	Immersion Corp	6,864,583
163,249		InterDigital, Inc	8,826,873
632,658	*	Ixia	8,351,086
347,400		Jabil Circuit, Inc	7,034,850
296,753	*	Plexus Corp	11,318,159
724,400	*	Polycom, Inc	8,243,672
761,937	*	QLogic Corp	6,758,381
631,980	*	Sanmina Corp	13,947,799
94,300	*	Synaptics, Inc	7,485,534
407,100	*	TTM Technologies, Inc	3,716,823
137,800	*	Universal Display Corp	6,574,438
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	134,710,790

TELECOMMUNICATION SERVICES - 1.8%
1,342,531	*	8x8, Inc	11,693,445
864,232		Inteliquent, Inc	15,729,022
607,845	*	Premiere Global Services, Inc	6,558,648
2,918,339	*	Vonage Holdings Corp	18,648,186
		TOTAL TELECOMMUNICATION SERVICES	52,629,301

TRANSPORTATION - 2.4%
867,305	*	Air Transport Services Group, Inc	8,976,607
248,200	*	Atlas Air Worldwide Holdings, Inc	12,199,030
193,579	*	Echo Global Logistics, Inc	6,252,602
464,003		Matson, Inc	19,219,004
624,491		Skywest, Inc	10,341,571
598,500	*	UTI Worldwide, Inc	5,027,400
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

519,514	*	YRC Worldwide, Inc			$10,026,620
		TOTAL TRANSPORTATION			72,042,834

UTILITIES - 2.9%
392,073		American States Water Co			15,114,414
463,603		Avista Corp			15,308,171
323,655		Black Hills Corp			13,483,468
414,930		California Water Service Group			8,933,443
424,518		New Jersey Resources Corp			12,268,570
231,600		Southwest Gas Corp			13,048,344
576,300	*	Talen Energy Corp			9,065,199
		TOTAL UTILITIES			87,221,609

		TOTAL COMMON STOCKS			2,971,628,647
		(Cost $2,604,882,854)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.9%
GOVERNMENT AGENCY DEBT - 0.4%
$8,500,000	d	Federal Home Loan Bank (FHLB)	0.060%	08/07/15	8,499,983
3,275,000	d	FHLB	0.055	08/14/15	3,274,980
		TOTAL GOVERNMENT AGENCY DEBT			11,774,963

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.5%
103,818,561	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			103,818,561
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			103,818,561

		TOTAL SHORT-TERM INVESTMENTS			115,593,524
		(Cost $115,593,411)
		TOTAL INVESTMENTS - 103.4%			3,087,222,171
		(Cost $2,720,476,265)
		OTHER ASSETS & LIABILITIES, NET - (3.4)%			(101,162,004)
		NET ASSETS - 100.0%			$2,986,060,167

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $102,008,693.
54

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.8%
13,314		BorgWarner, Inc	$661,839
1,288,424		Ford Motor Co	19,107,328
92,177		Harley-Davidson, Inc	5,373,919
303,890		Johnson Controls, Inc	13,845,228
22,556	*	Modine Manufacturing Co	228,492
38,837	*,e	Tesla Motors, Inc	10,336,468
		TOTAL AUTOMOBILES & COMPONENTS	49,553,274

BANKS - 3.9%
1,579		1st Source Corp	53,670
3,727		Ameris Bancorp	100,666
40,882		Apollo Residential Mortgage	591,971
1,649		Arrow Financial Corp	45,413
20,257		Associated Banc-Corp	399,265
4,424		Astoria Financial Corp	66,891
11,989		Bank Mutual Corp	87,160
6,214		Bank of Hawaii Corp	419,259
15,284		Bank of the Ozarks, Inc	674,330
3,518		Banner Corp	167,668
420,085		BB&T Corp	16,916,823
2,381		BBCN Bancorp, Inc	36,548
5,145		Berkshire Hills Bancorp, Inc	149,720
14,376		Boston Private Financial Holdings, Inc	180,850
9,648		Brookline Bancorp, Inc	108,733
2,210		Bryn Mawr Bank Corp	63,736
1,251		Camden National Corp	50,365
4,117	*	Capital Bank Financial Corp	123,386
1,470		Capitol Federal Financial	17,669
4,565		Cardinal Financial Corp	106,638
690		Cathay General Bancorp	22,156
6,266		Centerstate Banks of Florida, Inc	87,348
46,146		CIT Group, Inc	2,170,708
2,900		CoBiz, Inc	37,091
440		Columbia Banking System, Inc	14,428
65,875		Comerica, Inc	3,124,451
266		Commerce Bancshares, Inc	12,526
797	e	Community Bank System, Inc	30,469
1,572		Community Trust Bancorp, Inc	55,036
3,270		Cullen/Frost Bankers, Inc	236,912
4,591	*	Customers Bancorp, Inc	115,464
3,717		East West Bancorp, Inc	166,373
12,279		Federal Agricultural Mortgage Corp (Class C)	328,463
3,538		First Bancorp (NC)	60,394
16,895		First Commonwealth Financial Corp	155,434
55

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,287		First Community Bancshares, Inc	$94,056
977		First Financial Corp	32,417
6,758		First Interstate Bancsystem, Inc	187,399
4,340		First Merchants Corp	112,970
574		First Niagara Financial Group, Inc	5,574
2,724		Flushing Financial Corp	56,550
1,130		FNB Corp	15,583
540		Glacier Bancorp, Inc	15,174
1,439		Great Southern Bancorp, Inc	59,719
1,279		Hancock Holding Co	37,372
2,748		Heartland Financial USA, Inc	103,545
2,942		Heritage Financial Corp	52,073
9,186		HomeStreet, Inc	207,695
5,901	*	HomeTrust Bancshares, Inc	101,143
2,618		IBERIABANK Corp	168,992
5,708		Investors Bancorp, Inc	69,523
653,676		Keycorp	9,700,552
5,883		Lakeland Bancorp, Inc	66,478
1,857		Lakeland Financial Corp	78,997
111,679		M&T Bank Corp	14,646,701
17,553	*	MGIC Investment Corp	194,312
6,254		National Bank Holdings Corp	135,337
22,275		National Penn Bancshares, Inc	238,788
310		NBT Bancorp, Inc	8,379
60,219	e	New York Community Bancorp, Inc	1,145,968
5,817		Northfield Bancorp, Inc	87,604
11,696	e	OFG Bancorp	94,270
7,838		Old National Bancorp	112,789
921		Opus Bank	36,057
8,836		PacWest Bancorp	409,018
2,510		Peoples Bancorp, Inc	52,810
982	e	People’s United Financial, Inc	15,977
6,391		Pinnacle Financial Partners, Inc	339,298
199,634		PNC Financial Services Group, Inc	19,600,066
48,562	*	Popular, Inc	1,486,968
12,870		PrivateBancorp, Inc	532,046
21,071		Provident Financial Services, Inc	413,413
187,368	e	Radian Group, Inc	3,458,813
1,781		Republic Bancorp, Inc (Class A)	44,792
3,278		S&T Bancorp, Inc	101,356
1,440	*	Signature Bank	209,650
4,034		Southside Bancshares, Inc	110,209
6,312		State Bank & Trust Co	127,818
1,421		Stock Yards Bancorp, Inc	52,378
33,714		Susquehanna Bancshares, Inc	478,739
11,029	*	SVB Financial Group	1,578,250
429		TCF Financial Corp	7,061
870	*	Texas Capital Bancshares, Inc	51,278
17,614	*	The Bancorp, Inc	147,077
1,788		Trico Bancshares	44,325
3,211	*	Tristate Capital Holdings, Inc	40,555
350		Trustmark Corp	8,414
56

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,167		UMB Financial Corp	$118,795
650		Umpqua Holdings Corp	11,531
1,980		United Bankshares, Inc	80,249
6,589		United Financial Bancorp, Inc (New)	88,886
1,561		Univest Corp of Pennsylvania	31,111
500,757		US Bancorp	22,639,224
3,318	*	Walker & Dunlop, Inc	79,466
1,289		Washington Trust Bancorp, Inc	51,264
3,230		Webster Financial Corp	124,872
1,553	e	Westamerica Bancorporation	76,066
13,557	*	Western Alliance Bancorp	458,633
12,624		Wilshire Bancorp, Inc	146,691
230		Wintrust Financial Corp	12,402
3,911		WSFS Financial Corp	112,285
14,360		Zions Bancorporation	447,888
		TOTAL BANKS	108,633,705

CAPITAL GOODS - 6.4%
158,515		3M Co	23,989,660
5,778		A.O. Smith Corp	414,976
1,328		American Science & Engineering, Inc	59,348
180,779		Ametek, Inc	9,590,326
286		Applied Industrial Technologies, Inc	11,048
2,250		Argan, Inc	87,480
21,542	*	ArvinMeritor, Inc	303,311
46,198		Barnes Group, Inc	1,798,488
419	*	Beacon Roofing Supply, Inc	14,665
9,760		Briggs & Stratton Corp	180,365
46,759	*	Builders FirstSource, Inc	703,255
3,206	*	CAI International, Inc	45,076
121,895		Caterpillar, Inc	9,584,604
4,135	*,e	Colfax Corp	157,709
84,493		Cummins, Inc	10,944,378
222,459		Danaher Corp	20,368,346
144,633		Deere & Co	13,677,943
27,134		Dover Corp	1,738,475
137,592		Eaton Corp	8,335,323
1,365		EMCOR Group, Inc	65,288
7,087	*,e	Enphase Energy, Inc	41,884
6,232	*	Esterline Technologies Corp	552,529
59,517	e	Fastenal Co	2,491,382
5,388		Fluor Corp	251,889
23,628	*	Furmanite Corp	154,055
300		GATX Corp	15,912
7,479		Graco, Inc	534,674
245		Granite Construction, Inc	8,335
1,410		H&E Equipment Services, Inc	25,295
17,572		Hexcel Corp	911,811
175,383		Illinois Tool Works, Inc	15,691,517
53,624		Ingersoll-Rand plc	3,292,514
500	*	Jacobs Engineering Group, Inc	21,060
5,879	*,e	KEYW Holding Corp	47,796
57

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,720		Lincoln Electric Holdings, Inc	$467,446
185,696		Masco Corp	4,900,517
447	*	Middleby Corp	54,847
2,279		MSC Industrial Direct Co (Class A)	162,402
3,829	*	MYR Group, Inc	115,023
31,675		Nordson Corp	2,347,434
66,007		Owens Corning, Inc	2,960,414
115,342		Paccar, Inc	7,478,775
11,893		Pall Corp	1,503,870
13,733		Parker Hannifin Corp	1,548,396
41,937		Pentair plc	2,550,189
30,018	*,e	Plug Power, Inc	77,747
16,692	*	Polypore International, Inc	1,003,523
65,992		Precision Castparts Corp	12,863,161
44,063	*	Quanta Services, Inc	1,217,020
37,955		Rockwell Automation, Inc	4,432,385
24,347		Rockwell Collins, Inc	2,060,243
14,759		Roper Industries, Inc	2,468,738
2,611	*	Rush Enterprises, Inc (Class A)	66,554
2,702		TAL International Group, Inc	53,500
19,212		Tennant Co	1,149,070
6,850		Timken Co	228,653
3,116	*,e	Titan Machinery, Inc	43,780
15,096	*	United Rentals, Inc	1,011,281
1,485	*	Veritiv Corp	55,331
1,480	e	W.W. Grainger, Inc	338,491
10,000	*	Wabash National Corp	137,400
1,355	*,e	WESCO International, Inc	83,143
6,028		Woodward Governor Co	297,542
4,656		Xylem, Inc	160,772
		TOTAL CAPITAL GOODS	177,948,364

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
540		ABM Industries, Inc	17,798
31,088	e	Acacia Research (Acacia Technologies)	292,538
149,459	*	ACCO Brands Corp	1,222,575
305		Brink’s Co	9,525
2,534		CDI Corp	30,687
3,343		CEB, Inc	255,806
3,781		Ceco Environmental Corp	34,029
16,873	*	Civeo Corp	36,108
1,690	*	Copart, Inc	60,891
650		Covanta Holding Corp	12,831
7,924		Deluxe Corp	510,543
32,884		Dun & Bradstreet Corp	4,102,937
8,668		Equifax, Inc	885,263
290		Essendant, Inc	10,678
4,282		Heidrick & Struggles International, Inc	93,647
5,092		HNI Corp	252,512
3,579	*	IHS, Inc (Class A)	447,482
5,010		Interface, Inc	130,110
1,760		Kelly Services, Inc (Class A)	26,294
58

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,758		Kimball International, Inc (Class B)	$65,181
590		Knoll, Inc	14,278
690		Korn/Ferry International	23,101
10,228		Manpower, Inc	925,430
3,562	*	Mistras Group, Inc	64,080
430		Mobile Mini, Inc	15,966
8,831	*	Navigant Consulting, Inc	138,823
970	*	On Assignment, Inc	37,170
45,468	e	R.R. Donnelley & Sons Co	797,964
6,963		Resources Connection, Inc	110,224
61,470		Robert Half International, Inc	3,382,694
4,160	*	RPX Corp	64,397
1,210		Steelcase, Inc (Class A)	21,599
10,180		Tetra Tech, Inc	271,195
2,825	*	TriNet Group, Inc	75,936
3,673		Viad Corp	105,305
40,482		Waste Management, Inc	2,069,845
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,615,442

CONSUMER DURABLES & APPAREL - 1.4%
8,825	*	Black Diamond, Inc	83,793
13,930		Callaway Golf Co	127,599
396		Columbia Sportswear Co	28,330
1,530		CSS Industries, Inc	43,437
490	e	Ethan Allen Interiors, Inc	14,793
53,158		Hanesbrands, Inc	1,649,493
258		Hasbro, Inc	20,315
22,739	*	Kate Spade & Co	457,509
202,478		Mattel, Inc	4,699,514
7,028	*	Meritage Homes Corp	316,963
595	*	Michael Kors Holdings Ltd	24,984
3,220	*	Mohawk Industries, Inc	649,120
6,980		Movado Group, Inc	176,803
5,166		Newell Rubbermaid, Inc	223,584
203,383		Nike, Inc (Class B)	23,433,789
1,614		Phillips-Van Heusen Corp	187,289
397		Pool Corp	27,957
26,012	*	Standard-Pacific Corp	233,848
399	*	Tempur-Pedic International, Inc	30,144
31,084	*	Under Armour, Inc (Class A)	3,087,574
4,706	*	Unifi, Inc	145,227
19,811		VF Corp	1,527,230
587		Weyco Group, Inc	16,941
3,389		Whirlpool Corp	602,327
		TOTAL CONSUMER DURABLES & APPAREL	37,808,563

CONSUMER SERVICES - 2.8%
1,289		Bob Evans Farms, Inc	64,347
7,805		Brinker International, Inc	467,520
38,390		Choice Hotels International, Inc	1,944,837
33,819		Darden Restaurants, Inc	2,494,489
320		DineEquity, Inc	33,283
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,070		Domino’s Pizza, Inc	$577,169
1,850	e	Dunkin Brands Group, Inc	99,697
359		Jack in the Box, Inc	34,105
149,371		Marriott International, Inc (Class A)	10,845,828
246,533		McDonald’s Corp	24,618,786
178,343	*	MGM Resorts International	3,499,090
9,927	*	Popeyes Louisiana Kitchen, Inc	602,370
15,819		Royal Caribbean Cruises Ltd	1,421,337
39,632	*	Ruby Tuesday, Inc	290,899
38,369		Service Corp International	1,170,638
9,766		Sonic Corp	290,246
424,125		Starbucks Corp	24,569,561
55,313		Starwood Hotels & Resorts Worldwide, Inc	4,395,171
190		Vail Resorts, Inc	20,841
		TOTAL CONSUMER SERVICES	77,440,214

DIVERSIFIED FINANCIALS - 6.4%
52,376	*	Ally Financial, Inc	1,192,602
270,048		American Express Co	20,539,851
1,075		Ameriprise Financial, Inc	135,095
450,091		Bank of New York Mellon Corp	19,533,949
49,451		BlackRock, Inc	16,631,360
430		CBOE Holdings, Inc	26,651
528,637		Charles Schwab Corp	18,438,859
124,077		CME Group, Inc	11,916,355
280		Cohen & Steers, Inc	8,655
1,343	*	Credit Acceptance Corp	322,602
241,166		Discover Financial Services	13,459,474
235,285		Franklin Resources, Inc	10,717,232
9,333	*	Green Dot Corp	193,380
53,137		IntercontinentalExchange Group, Inc	12,117,362
203,789		Invesco Ltd	7,866,255
23,497		Janus Capital Group, Inc	384,881
24,238		Legg Mason, Inc	1,195,903
29,667		NASDAQ OMX Group, Inc	1,513,907
3,942		Nelnet, Inc (Class A)	155,275
202,190		Northern Trust Corp	15,465,513
7,580	*	PHH Corp	189,197
4,106	*	Pico Holdings, Inc	50,627
3,216	*	Safeguard Scientifics, Inc	59,046
185,701		State Street Corp	14,217,269
113,676		T Rowe Price Group, Inc	8,767,830
3,000		TD Ameritrade Holding Corp	110,190
25,591		Voya Financial, Inc	1,201,497
6,764	*,e	Walter Investment Management Corp	147,455
19,340	e	WisdomTree Investments, Inc	481,566
		TOTAL DIVERSIFIED FINANCIALS	177,039,838

ENERGY - 6.8%
130,417		Apache Corp	5,980,924
7,074	*,e	Approach Resources, Inc	27,518
6,796	e	Atwood Oceanics, Inc	141,357
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

89,631		Baker Hughes, Inc	$5,212,043
7,075	*	Bonanza Creek Energy, Inc	55,256
93,320	*	Callon Petroleum Co	610,313
71,294	*	Cameron International Corp	3,597,495
2,638	e	CARBO Ceramics, Inc	86,658
78,257	*	Cheniere Energy, Inc	5,397,385
37,587		Cimarex Energy Co	3,913,558
97,571	*,e	Clean Energy Fuels Corp	562,009
10,900	*,e	Cloud Peak Energy, Inc	34,662
237,723		Columbia Pipeline Group, Inc	6,936,757
10,655	*	Concho Resources, Inc	1,135,397
13,967	*	Contango Oil & Gas Co	128,217
112,934	*	Continental Resources, Inc	3,773,125
2,470		Delek US Holdings, Inc	88,105
187,726	*	Devon Energy Corp	9,277,419
1,150		Energen Corp	63,480
194,192		EOG Resources, Inc	14,989,680
60,549		EQT Corp	4,653,191
1,665		Exterran Holdings, Inc	41,275
3,777	*	FMC Technologies, Inc	123,734
3,180	*,e	Geospace Technologies Corp	55,459
6,722		Green Plains Renewable Energy, Inc	150,909
145,886		Hess Corp	8,608,733
78,319	*	ION Geophysical Corp	61,864
149,559	*	Key Energy Services, Inc	136,114
234,465		Marathon Oil Corp	4,926,110
302,698		Marathon Petroleum Corp	16,548,500
5,304	*	Matrix Service Co	102,792
184,819		National Oilwell Varco, Inc	7,786,424
2,239	*	Natural Gas Services Group, Inc	45,049
29,234	*	Newfield Exploration Co	958,583
125,112		Noble Energy, Inc	4,407,696
3,520	*,e	Oasis Petroleum, Inc	33,898
208,138		Occidental Petroleum Corp	14,611,288
458		Oceaneering International, Inc	18,329
422	*	Oil States International, Inc	12,706
58,312		Oneok, Inc	2,203,610
8,658	*	PDC Energy, Inc	406,493
180,309		Phillips 66	14,334,565
65,995		Pioneer Natural Resources Co	8,366,186
1,928		Range Resources Corp	75,848
11,132	*,e	Rex Energy Corp	24,936
2,148	*,e	RigNet, Inc	55,698
79	*	SEACOR Holdings, Inc	4,990
64,409	*	Southwestern Energy Co	1,198,007
362,558		Spectra Energy Corp	10,971,005
26,088		St. Mary Land & Exploration Co	967,082
31,883		Superior Energy Services	542,011
6,235		Tesco Corp	59,856
15,125		Tesoro Corp	1,472,267
14,184	*	Tetra Technologies, Inc	67,516
30,215	*,e	Ultra Petroleum Corp	235,073
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,893	*	Unit Corp	$274,109
2,713	e	US Silica Holdings Inc	61,097
63,684		Valero Energy Corp	4,177,670
394,624	*	Weatherford International Ltd	4,214,584
66,832		Western Refining, Inc	2,951,301
2,844	*,e	Westmoreland Coal Co	44,338
64,074	*	Whiting Petroleum Corp	1,312,876
183,839		Williams Cos, Inc	9,647,871
		TOTAL ENERGY	188,963,001

FOOD & STAPLES RETAILING - 1.0%
3,418		Casey’s General Stores, Inc	349,371
331,206		Kroger Co	12,996,523
970	e	Pricesmart, Inc	94,003
4,686		Spartan Stores, Inc	150,936
312,462		Sysco Corp	11,345,495
580		Weis Markets, Inc	24,458
71,214		Whole Foods Market, Inc	2,592,190
		TOTAL FOOD & STAPLES RETAILING	27,552,976

FOOD, BEVERAGE & TOBACCO - 4.0%
522		Alico, Inc	23,396
8,587		Bunge Ltd	685,672
95,721		Campbell Soup Co	4,720,003
46,939		ConAgra Foods, Inc	2,068,132
5,840	*	Darling International, Inc	75,044
201	*	Diamond Foods, Inc	6,494
8,100		Dr Pepper Snapple Group, Inc	649,782
4,635		Flowers Foods, Inc	100,394
300,703		General Mills, Inc	17,503,922
3,800	*	Hain Celestial Group, Inc	258,324
5,246		Hormel Foods Corp	310,616
11,509		J.M. Smucker Co	1,285,440
197,913		Kellogg Co	13,095,903
33,101		Keurig Green Mountain, Inc	2,483,899
133,883		Kraft Heinz Co	10,639,682
4,569	*	Landec Corp	60,996
6,572		McCormick & Co, Inc	538,970
27,407		Mead Johnson Nutrition Co	2,422,505
482,870		Mondelez International, Inc	21,791,923
317,153		PepsiCo, Inc	30,557,692
1,449	*	Seneca Foods Corp	42,296
674	*	TreeHouse Foods, Inc	55,241
		TOTAL FOOD, BEVERAGE & TOBACCO	109,376,326

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
4,035		Abaxis, Inc	201,992
14,457	*	Acadia Healthcare Co, Inc	1,153,379
589		Aceto Corp	13,800
7,035	*,e	Air Methods Corp	277,109
8,979	*	Align Technology, Inc	562,983
35,952	*	Amedisys, Inc	1,568,586
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

86,325		AmerisourceBergen Corp	$9,128,869
8,356	*	AMN Healthcare Services, Inc	245,917
7,609	*	Amsurg Corp	545,870
4,439	*	Angiodynamics, Inc	68,804
59,575		Anthem, Inc	9,190,635
5,451	*,e	athenahealth, Inc	762,922
4,925	*	AtriCure, Inc	136,866
115,667		Becton Dickinson & Co	17,598,734
4,413	*	Bio-Reference Labs, Inc	195,805
80,822	*,e	BioScrip, Inc	202,863
30,852	*	Brookdale Senior Living, Inc	1,022,127
13,370	*	Capital Senior Living Corp	298,017
141,129		Cardinal Health, Inc	11,993,142
42,468	*	Centene Corp	2,978,281
55,734	*	Cerner Corp	3,997,242
17,101	*,e	Cerus Corp	92,858
3,151	e	Chemed Corp	467,797
76,831		Cigna Corp	11,068,274
1,249		Computer Programs & Systems, Inc	58,416
184		Dentsply International, Inc	10,471
18,956	*	Edwards Lifesciences Corp	2,884,345
14,577	*	Envision Healthcare Holdings, Inc	653,050
16,337	*	ExamWorks Group, Inc	573,102
7,477	*,e	GenMark Diagnostics, Inc	63,554
1,539	*	Greatbatch, Inc	83,922
300	*	Haemonetics Corp	12,003
3,802	*	HealthStream, Inc	106,684
20,417	*	Healthways, Inc	258,479
2,117	*	Henry Schein, Inc	313,274
2,640	*	HMS Holdings Corp	30,413
43,174	*	Hologic, Inc	1,798,629
51,511		Humana, Inc	9,379,638
24,622	*	Idexx Laboratories, Inc	1,790,758
22,387	*	Inverness Medical Innovations, Inc	1,088,232
3,079	*	IPC The Hospitalist Co, Inc	170,731
18,008	*	Laboratory Corp of America Holdings	2,292,238
1,716		Landauer, Inc	60,884
2,985	*	LDR Holding Corp	135,698
2,219	*	LHC Group, Inc	89,404
21,680	*	LifePoint Hospitals, Inc	1,796,405
4,952	*	Magellan Health Services, Inc	300,042
343	*	MedAssets, Inc	7,992
9,720	*	Medidata Solutions, Inc	522,936
7,722	*	Merit Medical Systems, Inc	197,374
20,380	*	Molina Healthcare, Inc	1,537,263
5,776	*	Natus Medical, Inc	260,844
11,035	*	NxStage Medical, Inc	157,580
6,578	*	Omnicell, Inc	240,229
10,653	*	OraSure Technologies, Inc	52,626
10,906		Patterson Cos, Inc	547,045
18,004	*	Pediatrix Medical Group, Inc	1,523,859
6,729	*	PharMerica Corp	229,930
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,887	*	Premier, Inc	$67,479
6,534	*	Providence Service Corp	307,490
1,816		Quality Systems, Inc	23,154
5,122	*,e	Quidel Corp	106,077
25,215		Resmed, Inc	1,461,209
14,148		Select Medical Holdings Corp	204,156
485	*	Sirona Dental Systems, Inc	50,333
7,472	*,e	Spectranetics Corp	127,771
9,466	*,e	Staar Surgical Co	83,017
2,258	*	Surgical Care Affiliates, Inc	85,849
6,388	*	Tornier BV	158,997
6,093	*	Triple-S Management Corp (Class B)	131,487
17,940	*	Universal American Corp	166,304
2,194		US Physical Therapy, Inc	115,975
500	*	Varian Medical Systems, Inc	43,035
3,077	*	Vascular Solutions, Inc	114,557
14,899	*	VCA Antech, Inc	916,735
13,104	*	Vocera Communications, Inc	162,490
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	107,327,037

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
4		Clorox Co	448
263,164		Colgate-Palmolive Co	17,900,415
51,678		Estee Lauder Cos (Class A)	4,605,027
37,654		Kimberly-Clark Corp	4,329,080
11,539	*	Medifast, Inc	356,209
486,085		Procter & Gamble Co	37,282,719
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	64,473,898

INSURANCE - 5.6%
138,351		ACE Ltd	15,048,438
252,885		Aflac, Inc	16,197,284
5,145		Arthur J. Gallagher & Co	244,027
32,636		Aspen Insurance Holdings Ltd	1,569,465
8,868		Axis Capital Holdings Ltd	510,442
316,996	*	Berkshire Hathaway, Inc (Class B)	45,248,009
113,846		Chubb Corp	14,154,473
476		Employers Holdings, Inc	11,424
290	*	Enstar Group Ltd	46,397
3,280		First American Financial Corp	133,103
111,278		Hartford Financial Services Group, Inc	5,291,269
400		Kemper Corp	15,488
26,627		Loews Corp	1,014,755
98,755		Marsh & McLennan Cos, Inc	5,721,865
4,654		PartnerRe Ltd	632,758
117,053		Principal Financial Group	6,497,612
273,774		Progressive Corp	8,350,107
192,025		Prudential Financial, Inc	16,967,329
200		Reinsurance Group of America, Inc (Class A)	19,304
674		RenaissanceRe Holdings Ltd	72,320
2,787		Stewart Information Services Corp	114,602
164,433		Travelers Cos, Inc	17,449,630
		TOTAL INSURANCE	155,310,101
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 4.3%
113,747		Air Products & Chemicals, Inc	$16,210,085
3,402		Albemarle Corp	184,388
7,701		Aptargroup, Inc	522,051
66,813		Avery Dennison Corp	4,065,571
23,667		Ball Corp	1,605,569
791		Bemis Co, Inc	35,255
2,310		Carpenter Technology Corp	86,717
17,130		Celanese Corp (Series A)	1,129,210
31,721	*	Century Aluminum Co	295,640
1,826	*	Clearwater Paper Corp	107,460
46,693		Commercial Metals Co	719,539
4,705		Compass Minerals International, Inc	376,400
14,217		Eastman Chemical Co	1,114,613
134,228		Ecolab, Inc	15,544,945
2,950	*	Ferro Corp	40,976
12,034	*,e	Flotek Industries, Inc	206,022
530		Globe Specialty Metals, Inc	8,183
26,314		H.B. Fuller Co	1,054,139
1,039		Hawkins, Inc	37,903
7,648		Innophos Holdings, Inc	393,719
3,111		International Flavors & Fragrances, Inc	359,600
99,782		International Paper Co	4,776,564
510	*	Kraton Polymers LLC	10,465
63,130	*	Louisiana-Pacific Corp	930,536
154,323		LyondellBasell Industries AF S.C.A	14,480,127
14,012		Minerals Technologies, Inc	907,277
45,313		Mosaic Co	1,945,740
420		Neenah Paper, Inc	25,444
214,304		Nucor Corp	9,459,379
280		OM Group, Inc	9,486
3,500		PolyOne Corp	119,945
126,084		Praxair, Inc	14,391,228
274		Quaker Chemical Corp	25,400
2,337		Reliance Steel & Aluminum Co	141,622
34,168	*	Resolute Forest Products	337,580
55,648		Royal Gold, Inc	2,805,772
4,126		Schnitzer Steel Industries, Inc (Class A)	64,819
6,530		Sealed Air Corp	347,200
15,560		Sherwin-Williams Co	4,321,946
82,784		Sigma-Aldrich Corp	11,557,474
840		Stepan Co	41,168
28,446	*	Stillwater Mining Co	270,806
22,021		Valspar Corp	1,833,909
1,674		Wausau Paper Corp	14,798
67,182	*	WestRock Co	4,236,497
45,328	*	Worthington Industries, Inc	1,226,576
		TOTAL MATERIALS	118,379,743
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 3.9%
12,097	*,e	Charter Communications, Inc	$2,248,348
8,053		Cinemark Holdings, Inc	317,771
54,300		Clear Channel Outdoor Holdings, Inc (Class A)	524,538
146,657	*,e	Discovery Communications, Inc (Class A)	4,842,614
197,556	*	Discovery Communications, Inc (Class C)	5,985,947
19,509	*,e	DreamWorks Animation SKG, Inc (Class A)	470,362
12,529	*	Entercom Communications Corp (Class A)	131,930
51,238		Entravision Communications Corp (Class A)	392,996
3,930	*	Gray Television, Inc	66,378
2,205		John Wiley & Sons, Inc (Class A)	116,887
5,910	*	Liberty Broadband Corp (Class A)	318,963
104,946	*	Liberty Global plc	5,157,046
96,116	*	Liberty Global plc (Class A)	5,042,245
2,550	*	Madison Square Garden, Inc	212,670
85,700		New York Times Co (Class A)	1,132,954
320		Scholastic Corp	13,789
5,846	e	Scripps Networks Interactive (Class A)	365,843
23,476		Sinclair Broadcast Group, Inc (Class A)	681,274
107,504		Time Warner Cable, Inc	20,426,835
249,678		Time Warner, Inc	21,981,651
316,224		Walt Disney Co	37,946,880
		TOTAL MEDIA	108,377,921

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.7%
14,158	*	Acadia Pharmaceuticals, Inc	691,052
24,648	*,e	Affymetrix, Inc	270,142
150,551		Agilent Technologies, Inc	6,165,064
82,270	*	Akorn, Inc	3,793,470
66,260	*	Alexion Pharmaceuticals, Inc	13,082,374
175,172		Amgen, Inc	30,933,623
32,135	*	Aratana Therapeutics, Inc	566,219
57,812	*	Biogen Idec, Inc	18,429,309
36,265	*	BioMarin Pharmaceuticals, Inc	5,304,482
12,740	*	Bluebird Bio, Inc	2,112,674
393,523		Bristol-Myers Squibb Co	25,830,850
26,442	*	Cambrex Corp	1,302,269
179,391	*	Celgene Corp	23,545,069
7,197	*	Cempra, Inc	301,266
21,898	*	Cepheid, Inc	1,217,310
69,018	*,e	Depomed, Inc	2,174,067
6,659	*,e	Endocyte, Inc	34,360
5,043	*	Fluidigm Corp	101,011
292,643		Gilead Sciences, Inc	34,490,904
870	*	Immunogen, Inc	15,677
17,165	*,e	Immunomedics, Inc	35,188
10,809	*,e	Inovio Pharmaceuticals, Inc	78,798
4,908	*	Intra-Cellular Therapies, Inc	142,823
13,244	*	Ironwood Pharmaceuticals, Inc	138,400
21,127	*,e	Isis Pharmaceuticals, Inc	1,160,506
469,514		Johnson & Johnson	47,049,998
4,523	*,e	Kite Pharma, Inc	329,139
239,846	*,e	MannKind Corp	1,028,939
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

564,613		Merck & Co, Inc	$33,289,582
870	*	Mettler-Toledo International, Inc	293,712
16,730	*,e	MiMedx Group, Inc	179,513
91,708	*,e	Nektar Therapeutics	1,156,438
77,327	*,e	Opko Health, Inc	1,265,843
146,030	*,e	Orexigen Therapeutics, Inc	584,120
4,875	*	PerkinElmer, Inc	257,985
9,310	*	Prestige Brands Holdings, Inc	443,342
7,076	*	Prothena Corp plc	466,804
9,644	*	Quintiles Transnational Holdings, Inc	739,888
7,373	*	Relypsa, Inc	244,120
47,907	*,e	Sangamo Biosciences, Inc	438,349
46,751	*,e	Sarepta Therapeutics, Inc	1,492,292
5,624	*,e	Sucampo Pharmaceuticals, Inc (Class A)	122,547
3,836	*,e	TESARO, Inc	222,488
8,172	*	Tetraphase Pharmaceuticals, Inc	388,579
92,961		Thermo Electron Corp	12,970,848
69,864	*	Vertex Pharmaceuticals, Inc	9,431,640
3,388	*,e	Vital Therapies, Inc	54,953
107,787	*,e	Vivus, Inc	162,758
23,584	*	Waters Corp	3,148,228
58,929	*	Xenoport, Inc	430,182
2,363	*,e	Zafgen, Inc	89,723
158,447		Zoetis Inc	7,760,734
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	295,959,651

REAL ESTATE - 4.2%
8,135		American Campus Communities, Inc	303,598
172,248		American Tower Corp	16,382,507
616,689		Annaly Capital Management, Inc	6,136,056
1,000		AvalonBay Communities, Inc	172,340
48,024		Boston Properties, Inc	5,920,399
78,489	*	CBRE Group, Inc	2,980,227
3,773		Coresite Realty	189,405
138,457		Crown Castle International Corp	11,341,013
2,518	e	Digital Realty Trust, Inc	161,832
8,358		Douglas Emmett, Inc	244,973
58,576		Duke Realty Corp	1,181,478
3,218		Equinix, Inc	897,532
515		Equity One, Inc	13,220
73,501		Equity Residential	5,498,610
3,961		Federal Realty Investment Trust	541,825
113,183		First Industrial Realty Trust, Inc	2,370,052
1,693	*	Forest City Enterprises, Inc (Class A)	39,532
540		Franklin Street Properties Corp	6,356
219,210		HCP, Inc	8,470,274
74,124		Health Care REIT, Inc	5,141,982
4,940		Healthcare Realty Trust, Inc	118,758
290,281		Host Marriott Corp	5,625,646
4,700		Invesco Mortgage Capital, Inc	67,727
50,982		Iron Mountain, Inc	1,532,009
19,343	*	iStar Financial, Inc	253,393
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8		Jones Lang LaSalle, Inc	$1,424
266		Kilroy Realty Corp	18,846
15,135		Liberty Property Trust	515,044
20,078		Macerich Co	1,589,375
9,974		Mid-America Apartment Communities, Inc	801,311
540		Piedmont Office Realty Trust, Inc	9,833
2,000		Plum Creek Timber Co, Inc	82,000
3,580		Post Properties, Inc	203,845
211,234		Prologis, Inc	8,578,213
140		PS Business Parks, Inc	10,779
34,457		Ryman Hospitality Properties	1,970,251
104,519		Simon Property Group, Inc	19,568,047
500		UDR, Inc	16,905
39,642		Ventas, Inc	2,659,582
55,605		Vornado Realty Trust	5,424,268
297	e	Washington REIT	7,971
11,648		Weyerhaeuser Co	357,477
		TOTAL REAL ESTATE	117,405,915

RETAILING - 3.4%
29,746	*	1-800-FLOWERS.COM, Inc (Class A)	295,973
2,432		Aaron’s, Inc	89,935
50,729		American Eagle Outfitters, Inc	900,440
1,397	*	America’s Car-Mart, Inc	64,625
11,783	*	Ann Taylor Stores Corp	539,072
15,901	*	AutoZone, Inc	11,145,647
79,998	*	Bed Bath & Beyond, Inc	5,218,269
53,182		Best Buy Co, Inc	1,717,247
3,317		Big 5 Sporting Goods Corp	36,520
2,176	*	Blue Nile, Inc	69,023
250	e	Buckle, Inc	11,057
2,688	*,e	Cabela’s, Inc	119,428
37,531	*	Carmax, Inc	2,421,125
9		Chico’s FAS, Inc	137
13,497		DSW, Inc (Class A)	438,922
1,820		Finish Line, Inc (Class A)	50,032
7,586	*	Francesca’s Holdings Corp	92,246
3,402	*	FTD Cos, Inc	99,100
2	e	GameStop Corp (Class A)	92
204,445		Gap, Inc	7,458,154
8,830		GNC Holdings, Inc	434,524
86,446	*	Groupon, Inc	416,670
3,619		Haverty Furniture Cos, Inc	80,269
11,044		HSN, Inc	811,844
2,628		Kirkland’s, Inc	71,692
93,965		Kohl’s Corp	5,761,934
2,961	*,e	Lands’ End, Inc	69,820
7,610	*	LKQ Corp	239,411
299,406		Lowe’s Companies, Inc	20,766,800
4,455	*	MarineMax, Inc	80,457
150,276	*	NetFlix, Inc	17,178,050
26,766		Nordstrom, Inc	2,042,513
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,173		Nutri/System, Inc	$155,449
96,086	*	Office Depot, Inc	768,688
68,088	*	Orbitz Worldwide, Inc	768,033
2,957	e	Outerwall, Inc	209,415
2,086	*	Overstock.com, Inc	44,140
3,627	e	PetMed Express, Inc	61,115
12,005	e	Pier 1 Imports, Inc	141,779
76,336		Ross Stores, Inc	4,058,022
5,448	*	Sally Beauty Holdings, Inc	162,296
2,718		Shoe Carnival, Inc	76,947
19,331	*	Shutterfly, Inc	836,066
5,696	e	Stage Stores, Inc	100,250
226,633		Staples, Inc	3,333,771
4,987		Stein Mart, Inc	50,817
6,435		Tiffany & Co	615,829
15,754		Tractor Supply Co	1,457,560
11,557	*	Ulta Salon Cosmetics & Fragrance, Inc	1,918,809
5		Williams-Sonoma, Inc	423
239		Winmark Corp	24,225
		TOTAL RETAILING	93,504,662

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
25,961	*,e	Advanced Micro Devices, Inc	50,105
689,292		Applied Materials, Inc	11,966,109
11,151	*	Cirrus Logic, Inc	368,095
24,001	*	Integrated Device Technology, Inc	458,659
1,023,658		Intel Corp	29,634,899
8,578		Lam Research Corp	659,391
2,391		Nvidia Corp	47,700
217,373	*	ON Semiconductor Corp	2,308,501
43,222		Skyworks Solutions, Inc	4,135,049
35,399	*,e	SunPower Corp	956,835
15,470		Teradyne, Inc	297,952
357,818		Texas Instruments, Inc	17,883,744
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	68,767,039

SOFTWARE & SERVICES - 11.7%
211,637		Accenture plc	21,821,891
9,535	*	Actua Corp	140,451
211,821	*	Adobe Systems, Inc	17,367,204
39,278	*,e	Angie’s List, Inc	196,390
687	*	Aspen Technology, Inc	30,489
78,354	*	Autodesk, Inc	3,963,145
94,812		Automatic Data Processing, Inc	7,563,153
49,794		Broadridge Financial Solutions, Inc	2,702,320
194,356		CA, Inc	5,662,562
9,420	*	Cadence Design Systems, Inc	197,537
288,570	*	Cognizant Technology Solutions Corp (Class A)	18,208,767
15,889	*	comScore, Inc	929,507
5,337		Convergys Corp	134,012
2,312	*,e	Coupons.com, Inc	22,496
6,960	*	DHI Group, Inc	55,471
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,051	*	Ellie Mae, Inc	$396,251
4,854	*,e	EnerNOC, Inc	39,948
2,390		Factset Research Systems, Inc	395,927
5,777		Fair Isaac Corp	523,916
31,201	*,e	FireEye, Inc	1,388,133
14,902	*	FleetCor Technologies, Inc	2,307,128
24,626	*	Fortinet, Inc	1,175,645
128,323	*,e	Glu Mobile, Inc	752,614
55,759	*	Google, Inc	34,883,388
54,313	*	Google, Inc (Class A)	35,710,797
19,718	*	HomeAway, Inc	592,329
10,181	*	Infoblox, Inc	239,254
35,510	*	Informatica Corp	1,722,945
13,275	*	Internap Network Services Corp	122,263
189,885		International Business Machines Corp	30,759,471
162,957		Intuit, Inc	17,235,962
8,544		j2 Global, Inc	601,498
32,415	*,e	Liquidity Services, Inc	291,087
4,363	*	LogMeIn, Inc	321,030
13,618	*	Manhattan Associates, Inc	882,719
6,407	*,e	Marketo, Inc	194,837
226,099		Mastercard, Inc (Class A)	22,022,043
12,164		MAXIMUS, Inc	829,706
15,342	e	Mercadolibre, Inc	2,005,046
119,146	*,e	Monster Worldwide, Inc	839,979
2,864	*,e	NetSuite, Inc	283,078
10,078	*,e	NeuStar, Inc (Class A)	311,108
715,023		Oracle Corp	28,558,019
5,791	*	Perficient, Inc	93,988
1,618	*	PROS Holdings, Inc	35,386
16,107	*	QLIK Technologies, Inc	651,689
5,621	*	Qualys, Inc	207,752
43,224	*	Rackspace Hosting, Inc	1,470,913
5,532	*	RetailMeNot, Inc	83,810
2,916	*	Rovi Corp	32,047
8,121		Sabre Corp	216,019
256,955	*	Salesforce.com, Inc	18,834,801
96,222	*	ServiceSource International LLC	509,977
2,310	*	SolarWinds, Inc	92,146
1,976	*	SPS Commerce, Inc	142,568
12,852	*	Stamps.com, Inc	881,647
538	*	Sykes Enterprises, Inc	13,116
391,408		Symantec Corp	8,900,618
3,876	*	Syntel, Inc	169,342
6,951	*	Tangoe, Inc	76,600
8,168	*,e	Teradata Corp	303,115
1,730	*	Tyler Technologies, Inc	241,404
2,810	*	Ultimate Software Group, Inc	517,630
4,890	*	Unisys Corp	77,604
5,290	*,e	Vasco Data Security International	107,863
9,407	*	Website Pros, Inc	234,140
16,828	*	Workday, Inc	1,419,105
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,051,874		Xerox Corp	$11,591,651
378,470	*	Yahoo!, Inc	13,878,495
		TOTAL SOFTWARE & SERVICES	325,164,942

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
1,610		Adtran, Inc	26,565
1,070		Belden CDT, Inc	63,376
1,524	*	Benchmark Electronics, Inc	33,620
14,456		Black Box Corp	226,381
7,451	*	Calix Networks, Inc	62,812
1,080,108		Cisco Systems, Inc	30,696,669
3,629		Cognex Corp	164,285
180	*	Coherent, Inc	10,431
141,705		Corning, Inc	2,647,049
33,173	*	Cray, Inc	860,508
6,785		Daktronics, Inc	77,553
2,946		Electro Rent Corp	29,607
8,370	*	Electronics for Imaging, Inc	382,509
657,757		EMC Corp	17,687,086
3,097	*	FARO Technologies, Inc	135,927
1,110		FEI Co	95,427
40,091	*	Finisar Corp	697,984
3,309	*	GSI Group, Inc	46,889
622,078		Hewlett-Packard Co	18,985,820
64,574	*	Ingram Micro, Inc (Class A)	1,758,350
2,970	*	Insight Enterprises, Inc	80,160
5,777		InterDigital, Inc	312,362
11,694	*	IPG Photonics Corp	1,078,421
350	*	Itron, Inc	11,281
16,051		Jabil Circuit, Inc	325,033
20,384		Lexmark International, Inc (Class A)	692,852
212		Littelfuse, Inc	19,504
6,814		Methode Electronics, Inc	182,820
78,575		Motorola, Inc	4,727,072
417		National Instruments Corp	12,076
6,215	*	Netgear, Inc	208,140
500	*	OSI Systems, Inc	35,090
281	*	Plexus Corp	10,717
21,488	*	QLogic Corp	190,599
370,613		Qualcomm, Inc	23,863,771
39,417	*	Quantum Corp	41,782
5,980	*	RealD, Inc	75,049
610	*	Rofin-Sinar Technologies, Inc	15,213
38,276		SanDisk Corp	2,307,660
5,125	*	Scansource, Inc	193,879
108,927	e	Seagate Technology, Inc	5,511,706
40,613	*,e	Silicon Graphics International Corp	207,533
8,832	*	Sonus Networks, Inc	71,274
22,364	*	Super Micro Computer, Inc	596,448
502		SYNNEX Corp	37,966
6,860	*	Tech Data Corp	400,144
3,218	*	TTM Technologies, Inc	29,380
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,285	*	Universal Display Corp	$347,567
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	116,274,347

TELECOMMUNICATION SERVICES - 1.9%
25,707	*	Boingo Wireless, Inc	250,129
373,371		CenturyTel, Inc	10,678,411
58,198	*	Cincinnati Bell, Inc	227,554
2,650	e	Consolidated Communications Holdings, Inc	52,814
3,579	*	Fairpoint Communications, Inc	59,483
6,453	*	General Communication, Inc (Class A)	118,735
3,026		IDT Corp (Class B)	51,503
10,911	*	inContact, Inc	101,254
67,259	*,e	Iridium Communications, Inc	499,062
29,783	*	Level 3 Communications, Inc	1,504,041
3,379		Lumos Networks Corp	47,171
835,162	*,e	Sprint Corp	2,814,496
771,108		Verizon Communications, Inc	36,080,144
100,781	*	Vonage Holdings Corp	643,991
		TOTAL TELECOMMUNICATION SERVICES	53,128,788

TRANSPORTATION - 3.0%
158		Allegiant Travel Co	33,611
387		Amerco, Inc	139,076
310		Arkansas Best Corp	10,246
42,330	*	Avis Budget Group, Inc	1,838,392
490		CH Robinson Worldwide, Inc	34,374
405,893		CSX Corp	12,696,333
152,360		Delta Air Lines, Inc	6,755,642
4,220	*	Echo Global Logistics, Inc	136,306
8		Expeditors International of Washington, Inc	375
1,000	*	Hertz Global Holdings, Inc	16,990
180		Landstar System, Inc	12,965
103,126		Norfolk Southern Corp	8,696,616
9		Ryder System, Inc	815
387,754		Southwest Airlines Co	14,036,695
176,809		Union Pacific Corp	17,254,790
216,265		United Parcel Service, Inc (Class B)	22,136,885
		TOTAL TRANSPORTATION	83,800,111

UTILITIES - 3.0%
5,465		American Water Works Co, Inc	283,688
91,114		Centerpoint Energy, Inc	1,762,145
2,551		Chesapeake Utilities Corp	131,172
180,018		Consolidated Edison, Inc	11,447,345
212,848		Duke Energy Corp	15,797,579
136,459		Eversource Energy	6,784,742
10,413		ITC Holdings Corp	351,751
5,397		MDU Resources Group, Inc	105,295
16,882		MGE Energy, Inc	669,878
13,718		New Jersey Resources Corp	396,450
169,886		NextEra Energy, Inc	17,872,007
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

2,044		Northwest Natural Gas Co			$88,485
290	e	Ormat Technologies, Inc			11,797
301,013		Pepco Holdings, Inc			8,031,027
67,845		Piedmont Natural Gas Co, Inc			2,578,788
8,480		Pinnacle West Capital Corp			523,301
12,539		Public Service Enterprise Group, Inc			522,500
103,815		Sempra Energy			10,566,292
37,448		South Jersey Industries, Inc			907,740
26,660		TECO Energy, Inc			589,719
1,494		Unitil Corp			53,112
1,260		Vectren Corp			53,046
14,686	*	WEC Energy Group, Inc			719,614
14,518		WGL Holdings, Inc			811,556
38,029		Xcel Energy, Inc			1,318,465
		TOTAL UTILITIES			82,377,494

		TOTAL COMMON STOCKS			2,761,183,352
		(Cost $2,081,133,477)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0.2%
$5,000,000		Federal Home Loan Bank (FHLB)	0.050%	08/14/15	4,999,877
		TOTAL GOVERNMENT AGENCY DEBT			4,999,877

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%
GOVERNMENT AGENCY DEBT - 1.1%
10,000,000		Federal Home Loan Bank (FHLB)	0.050	08/21/15	9,999,750
10,000,000		FHLB	0.060	09/21/15	9,999,183
9,875,000		Federal Home Loan Mortgage Corp (FHLMC)	0.130-0.135	11/20/15	9,870,980
		TOTAL GOVERNMENT AGENCY DEBT			29,869,913

TREASURY DEBT - 0.7%
20,000,000		United States Treasury Bill	0.080	12/10/15	19,994,178
		TOTAL TREASURY DEBT			19,994,178

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			49,864,091

		TOTAL SHORT-TERM INVESTMENTS			54,863,968
		(Cost $54,863,908)

		TOTAL INVESTMENTS - 101.7%			2,816,047,320
		(Cost $2,135,997,385)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(46,904,844)
		NET ASSETS - 100.0%			$2,769,142,476

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $54,165,534.
73

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

BONDS - 0.1%

CORPORATE BONDS - 0.1%

HONG KONG - 0.1%
$534,000	m	Asia Pacific Investment Partners	8.000%	04/29/16	$520,944
		TOTAL HONG KONG			520,944

		TOTAL CORPORATE BONDS			520,944
		(Cost $534,000)

		TOTAL BONDS			520,944
		(Cost $534,000)

SHARES		COMPANY

COMMON STOCKS - 98.2%

ARGENTINA - 0.3%
128,484	*	YPF S.A. (ADR) (Class D)			2,946,138
		TOTAL ARGENTINA			2,946,138

AUSTRALIA - 0.4%
727,953		Oil Search Ltd			3,960,233
		TOTAL AUSTRALIA			3,960,233

AUSTRIA - 0.4%
125,977	*	Erste Bank der Oesterreichischen Sparkassen AG.			3,790,758
		TOTAL AUSTRIA			3,790,758

BRAZIL - 5.1%
910,500		AMBEV S.A.			5,174,821
646,300		Banco Bradesco S.A. (Preference)			5,149,335
1,039,069		Banco Itau Holding Financeira S.A.			9,128,403
312,800		BB Seguridade Participacoes S.A.			2,946,246
507,800		BM&F Bovespa S.A.			1,548,338
166,100		BRF S.A.			3,486,502
610,544		Cielo S.A.			7,797,745
127,500		Estacio Participacoes S.A.			528,775
181,000		Linx S.A.			2,667,992
233,600		Ouro Fino Saude Animal Participacoes S.A.			2,183,209
729,445	*	Petroleo Brasileiro S.A.			2,467,026
934,400	*	Petroleo Brasileiro S.A. (Preference)			2,865,462
181,700		Smiles S.A.			2,935,156
		TOTAL BRAZIL			48,879,010
74

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CHILE - 0.6%
1,986,473		Parque Arauco S.A.	$3,657,385
256,343,110		Vina San Pedro Tarapaca S.A.	2,171,046
		TOTAL CHILE	5,828,431

CHINA - 23.2%
41,297	*	Alibaba Group Holding Ltd (ADR)	3,235,207
24,197	*	Baidu, Inc (ADR)	4,177,854
8,047,000		Bank of China Ltd	4,397,180
5,148,000		Beijing Enterprises Water Group Ltd	3,842,706
11,340,000	e	CGN Power Co Ltd	4,984,218
3,690,500	e	China Aircraft Leasing Group Holdings Ltd	4,203,328
8,978,000	*,e,m	China Animal Healthcare Ltd	3,011,081
14,959,760	*	China Cinda Asset Management Co Ltd	6,672,154
21,357,000		China Construction Bank	17,422,312
9,170,000	*	China Eastern Airlines Corp Ltd (H Shares)	7,347,392
2,792,000		China Life Insurance Co Ltd	10,283,642
601,000		China Mengniu Dairy Co Ltd	2,717,265
1,460,000		China Mobile Hong Kong Ltd	19,112,578
2,664,000		China Overseas Land & Investment Ltd	8,389,352
1,384,000		China Unicom Ltd	1,942,434
3,043,300	e	China Vanke Co Ltd	7,229,546
4,117,000		CNOOC Ltd	5,052,126
52,432	*	Ctrip.com International Ltd (ADR)	3,753,083
633,400		Dalian Wanda Commercial Properties Co Ltd	4,591,809
2,031,000	e	Golden Eagle Retail Group Ltd	2,507,953
149,559	*	Homeinns Hotel Group (ADR)	4,350,671
6,548,000		Huadian Fuxin Energy Corp Ltd	2,827,789
11,658,000	e	Huaneng Renewables Corp Ltd	4,948,965
27,284,834		Industrial & Commercial Bank of China	18,744,350
2,849,000	*	Intime Retail Group Co Ltd	3,190,511
174,180	*	JD.com, Inc (ADR)	5,753,165
2,300,000		Ping An Insurance Group Co of China Ltd	13,235,483
975,000		Shanghai Industrial Holdings Ltd	2,866,922
1,827,400		Tencent Holdings Ltd	34,045,624
6,572,000		Xinyi Solar Holdings Ltd	2,830,542
610,000		Zhuzhou CSR Times Electric Co Ltd	4,135,486
		TOTAL CHINA	221,802,728

EGYPT - 0.7%
902,805		Commercial International Bank	6,510,501
		TOTAL EGYPT	6,510,501

HONG KONG - 5.0%
1,173,400		AIA Group Ltd	7,632,421
22,290	*,m	Asia Pacific Investment Partners Limited	161,239
3,756,000	e	China Gas Holdings Ltd	6,585,331
838,206	*,e,m	China Metal Recycling Holdings Ltd	1,081
75

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

17,270,000	*	China Zenith Chemical Group Ltd	$1,895,427
633,000		Galaxy Entertainment Group Ltd	2,910,798
209,328		Hong Kong Exchanges and Clearing Ltd	5,669,185
44,578,941		Lai Fung Holdings Ltd	948,819
71,072,000		Lai Sun Development Co Ltd	1,548,882
22,290	*,m	Mongolian Metals Corporation	0
4,031,000	*	PAX Global Technology Ltd	6,435,941
983,600		Sands China Ltd	4,340,895
4,172,254	*,e	Summit Ascent Holdings Ltd	2,251,271
1,319,000		Techtronic Industries Co	4,644,934
13,370,000		Tongda Group Holdings Ltd	2,255,847
		TOTAL HONG KONG	47,282,071

HUNGARY - 0.6%
261,092		OTP Bank	5,350,667
		TOTAL HUNGARY	5,350,667

INDIA - 11.9%
176,849		Apollo Hospitals Enterprise Ltd	3,749,935
518,343		Arvind Ltd	2,572,062
494,540		Axis Bank Ltd	4,419,347
497,576		Bharat Petroleum Corp Ltd	7,192,966
845,793		Bharti Infratel Ltd	5,905,020
1,012,180		Cairn India Ltd	2,725,744
444,585		Cipla Ltd	4,913,849
676,375		Coal India Ltd	4,626,107
315,477		HDFC Bank Ltd	5,470,981
25,890	*	HDFC Bank Ltd (ADR)	1,617,348
260,849		Housing Development Finance Corp	5,449,939
1,099,730		ICICI Bank Ltd	5,204,326
354,403	*	IndusInd Bank Ltd	5,399,966
462,056		Infosys Technologies Ltd	7,771,994
876,461		IRB Infrastructure Developers Ltd	3,356,498
267,310		Larsen & Toubro Ltd	7,463,193
157,810	*,e	MakeMyTrip Ltd	2,304,026
1,080,372		Mundra Port and Special Economic Zone Ltd	5,472,114
740,748		Oberoi Realty Ltd	3,033,630
927,916		Phoenix Mills Ltd	5,200,989
1,548,432		Power Grid Corp of India Ltd	3,426,366
20,914	*	Shree Cement Ltd	3,725,403
262,350		Shriram Transport Finance Co Ltd	3,647,092
683,648		Sun Pharmaceutical Industries Ltd	8,768,682
		TOTAL INDIA	113,417,577

JAPAN - 0.6%
543,300		Nomura Holdings, Inc	3,890,517
74,500		Pigeon Corp	2,265,299
		TOTAL JAPAN	6,155,816
76

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

KOREA, REPUBLIC OF - 9.7%
25,710		Cosmax, Inc	$4,462,807
54,870		Daelim Industrial Co	3,495,825
21,310		Hanssem Co Ltd	5,418,201
26,330		Hotel Shilla Co Ltd	2,831,742
76,790		Hynix Semiconductor, Inc	2,425,058
158,009		KB Financial Group, Inc	4,964,314
196,747		Korea Electric Power Corp	8,507,129
34,242		LG Chem Ltd	7,321,069
12,983		LG Household & Health Care Ltd	9,508,551
5,129		Medy-Tox, Inc	2,328,272
4,233		Naver Corp	1,893,343
35,590		Samsung Electronics Co Ltd	36,108,050
12,642		Samsung SDS Co Ltd	3,159,590
		TOTAL KOREA, REPUBLIC OF	92,423,951

MALAYSIA - 1.2%
4,952,850		Karex BHD	4,493,761
4,325,760	e	Silverlake Axis Ltd	3,066,442
1,894,300		Top Glove Corp BHD	3,774,236
		TOTAL MALAYSIA	11,334,439

MEXICO - 8.0%
1,429,800		Alfa S.A. de C.V. (Class A)	2,841,408
2,021,300		Alpek SAB de C.V.	2,782,463
5,957,900		America Movil S.A. de C.V. (Series L)	5,794,277
765,000		Banregio Grupo Financiero SAB de C.V.	4,385,604
7,896,436	*,e	Cemex S.A. de C.V.	6,728,817
1,513,000		Concentradora Fibra Danhos S.A. de C.V.	3,332,591
907,900		Fomento Economico Mexicano S.A. de C.V.	8,232,378
351,900		Gruma SAB de C.V.	4,610,682
547,200		Grupo Aeroportuario del Centro Norte Sab de C.V.	3,043,604
1,095,280		Grupo Financiero Banorte S.A. de C.V.	5,764,453
457,553		Grupo Lala SAB de C.V.	1,058,655
2,071,400		Grupo Mexico S.A. de C.V. (Series B)	5,664,291
1,376,800		Grupo Televisa S.A.	9,606,197
1,320,000		Mexichem SAB de C.V.	3,865,992
1,716,100		PLA Administradora Industrial S de RL de C.V.	3,472,140
2,177,346	*	Unifin Financiera SAPI de C.V. SOFOM ENR	4,920,228
		TOTAL MEXICO	76,103,780

PAKISTAN - 0.6%
1,054,100		Engro Chemical Pakistan Ltd	3,349,195
3,144,000		Maple Leaf Cement Factory Ltd	2,233,777
		TOTAL PAKISTAN	5,582,972

PERU - 0.3%
450,321		Cia de Minas Buenaventura S.A. (ADR) (Series B)	3,206,285
		TOTAL PERU	3,206,285
77

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

PHILIPPINES - 4.0%
17,373,000		Bloomberry Resorts Corp	$3,685,872
4,053,600	*	Century Pacific Food, Inc	1,604,245
1,257,900		Concepcion Industrial Corp	1,512,726
4,091,100		D&L Industries Inc	1,926,810
186,765		GT Capital Holdings, Inc	5,719,420
1,784,220		International Container Term Services, Inc	4,285,037
13,030,600	*	Melco Crown Philippines Resorts Corp	2,279,322
2,206,550		Metropolitan Bank & Trust	4,259,805
112,242		Philippine Stock Exchange, Inc	760,796
4,580,500		Robinsons Land Corp	2,818,666
1,293,250		Robinsons Retail Holdings, Inc	2,132,088
8,789,775		SM Prime Holdings	4,118,967
728,547		Universal Robina	3,048,851
		TOTAL PHILIPPINES	38,152,605

POLAND - 0.3%
1,949,418	*	Globe Trade Centre S.A.	3,049,115
		TOTAL POLAND	3,049,115

QATAR - 0.4%
82,962	*	Qatar National Bank	4,151,752
		TOTAL QATAR	4,151,752

ROMANIA - 0.3%
305,748		Fondul Proprietatea S.A. (ADR)	3,118,630
		TOTAL ROMANIA	3,118,630

RUSSIA - 4.1%
972,446		Gazprom OAO (ADR)	4,470,555
364,145	*	Lenta Ltd (ADR)	2,800,275
139,522		LUKOIL (ADR)	5,745,314
216,398		MMC Norilsk Nickel (ADR)	3,338,504
58,012		NovaTek OAO (GDR)	5,764,597
167,711	e	QIWI plc (ADR)	5,135,311
1,190,656		Sberbank of Russian Federation (ADR)	5,857,941
680,483		TCS Group Holding plc (ADR)	1,833,902
225,259	*	X 5 Retail Group NV (GDR)	4,018,515
		TOTAL RUSSIA	38,964,914

SINGAPORE - 0.3%
1,393,000	e	Petra Foods Ltd	2,914,247
		TOTAL SINGAPORE	2,914,247

SOUTH AFRICA - 4.1%
342,611	e	Barclays Africa Group Ltd	5,036,863
346,641	*	Brait S.A.	4,193,588
172,691		Mota-Engil Africa NV	1,327,606
78

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

228,665	e	MTN Group Ltd	$3,806,987
150,129		Naspers Ltd (N Shares)	20,922,468
102,765		Sasol Ltd	3,547,538
		TOTAL SOUTH AFRICA	38,835,050

SRI LANKA - 0.3%
1,695,750	m	John Keells Holdings plc	2,496,251
		TOTAL SRI LANKA	2,496,251

TAIWAN - 7.7%
4,238,000		Advanced Semiconductor Engineering, Inc	4,920,003
784,000		Catcher Technology Co Ltd	8,643,014
2,967,000		Cathay Financial Holding Co Ltd	4,795,534
414,000		Eclat Textile Co Ltd	6,056,549
2,931,000		Hon Hai Precision Industry Co, Ltd	8,429,063
1,760,636		Hota Industrial Manufacturing Co Ltd	5,215,630
78,000		Largan Precision Co Ltd	7,924,615
854,000		Radiant Opto-Electronics Corp	2,544,313
5,800,000		Taiwan Semiconductor Manufacturing Co Ltd	25,346,051
		TOTAL TAIWAN	73,874,772

THAILAND - 1.9%
27,604,200	*	Asia Aviation PCL (ADR)	3,822,060
23,467,730		Beauty Community PCL (ADR)	2,825,043
5,696,931		Minor International PCL (Foreign)	4,726,734
678,100		PTT PCL (ADR)	6,267,132
		TOTAL THAILAND	17,640,969

TURKEY - 1.5%
166,547		Coca-Cola Icecek AS	2,392,036
1,704,057		Enka Insaat ve Sanayi AS	3,083,489
399,842		Tofas Turk Otomobil Fabrik	2,618,837
144,897	*	Tupras Turkiye Petrol Rafine	3,764,781
831,922	*	Turk Hava Yollari	2,710,929
		TOTAL TURKEY	14,570,072

UNITED ARAB EMIRATES - 3.0%
8,260,379	*	Air Arabia PJSC	3,601,248
308,305		Al Noor Hospitals Group plc	4,511,325
221,479		DP World Ltd	5,038,647
3,391,178	*	Emaar Malls Group PJSC	2,996,016
2,701,321		Emaar Properties PJSC	5,791,397
1,550,872		First Gulf Bank PJSC	6,536,448
		TOTAL UNITED ARAB EMIRATES	28,475,081

UNITED KINGDOM - 0.6%
117,570		SABMiller plc (Johannesburg)	6,140,694
		TOTAL UNITED KINGDOM	6,140,694
79

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

UNITED STATES - 0.8%
104,207	*	Eros International plc	$3,728,526
56,098	*	Luxoft Holding, Inc	3,520,711
		TOTAL UNITED STATES	7,249,237
VIETNAM - 0.3%
822,607	*	Mobile World Investment Corp	2,695,774
		TOTAL VIETNAM	2,695,774

		TOTAL COMMON STOCKS	936,904,520
		(Cost $909,911,246)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%

1,721,900	*,m	Ayala Land, Inc (Preferred B)	3,765
		TOTAL PHILIPPINES	3,765

		TOTAL PREFERRED STOCKS	3,765
		(Cost $4,057)

RIGHTS / WARRANTS - 0.0%

THAILAND - 0.0%
214,931		Minor International PCL	18,904
		TOTAL THAILAND	18,904

		TOTAL RIGHTS / WARRANTS	18,904
		(Cost $0)

SHORT-TERM INVESTMENTS - 4.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.3%
41,434,561	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	41,434,561
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	41,434,561
		TOTAL SHORT-TERM INVESTMENTS	41,434,561
		(Cost $41,434,561)

		TOTAL INVESTMENTS - 102.6%	978,882,694
		(Cost $951,883,864)
		OTHER ASSETS & LIABILITIES, NET - (2.6)%	(24,476,637)
		NET ASSETS - 100.0%	$954,406,057

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $37,694,636.
m	Indicates a security that has been deemed illiquid.
80

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$280,745,021	29.4%
INFORMATION TECHNOLOGY	184,334,310	19.3
CONSUMER DISCRETIONARY	112,421,828	11.8
INDUSTRIALS	74,355,034	7.8
CONSUMER STAPLES	73,232,718	7.7
ENERGY	61,395,719	6.4
MATERIALS	46,039,114	4.8
TELECOMMUNICATION SERVICES	36,561,296	3.8
UTILITIES	35,122,504	3.7
HEALTH CARE	33,240,589	3.6
SHORT-TERM INVESTMENTS	41,434,561	4.3
OTHER ASSETS & LIABILITIES, NET	(24,476,637)	(2.6)
NET ASSETS	$954,406,057	100.0%
81

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUSTRALIA - 7.3%
63,431		Amcor Ltd	$666,508
609,107		APA Group	4,030,198
648,987		Australia & New Zealand Banking Group Ltd	15,477,337
191,514		BHP Billiton Ltd	3,697,638
688,803		BHP Billiton plc	12,651,692
595,181		Boral Ltd	2,883,073
640,788		Brambles Ltd	5,082,955
56,423		Commonwealth Bank of Australia	3,602,852
63,415		CSL Ltd	4,581,235
83,199	e	Flight Centre Ltd	2,161,244
452,335		Harvey Norman Holdings Ltd	1,471,299
1,041,568		Macquarie Goodman Group	4,967,363
37,653	e	REA Group Ltd	1,190,158
2,859,779		Scentre Group	8,258,683
8,482		Sonic Healthcare Ltd	127,978
146,426	*	South32 Ltd	191,049
622,861	*	South32 Ltd (W/I)	795,175
133,883		Tabcorp Holdings Ltd	473,038
1,162,958		Telstra Corp Ltd	5,506,703
51,458		Wesfarmers Ltd	1,592,707
165,524		Westpac Banking Corp	4,208,659
160,479		Woodside Petroleum Ltd	4,172,712
209,123	e	Woolworths Ltd	4,362,872
		TOTAL AUSTRALIA	92,153,128

AUSTRIA - 0.1%
77,055	*,e,m	Immoeast AG.	0
41,739		Voestalpine AG.	1,789,629
		TOTAL AUSTRIA	1,789,629

BELGIUM - 1.6%
26,335		Anheuser-Busch InBev NV	3,146,550
148,539	*	Belgacom S.A.	5,599,364
85,381		Delhaize Group	7,730,395
50,283		KBC Groep NV	3,506,250
		TOTAL BELGIUM	19,982,559

CHINA - 0.2%
2,125,600	e	Yangzijiang Shipbuilding	1,995,146
		TOTAL CHINA	1,995,146
82

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

DENMARK - 1.8%
1,583		AP Moller - Maersk AS (Class A)	$2,616,434
5,215		AP Moller - Maersk AS (Class B)	8,884,210
77,583		Novo Nordisk AS	4,578,673
129,823		Vestas Wind Systems AS	7,091,919
		TOTAL DENMARK	23,171,236

FINLAND - 1.1%
102,784		Elisa Oyj (Series A)	3,462,109
181,999	*	Nokia Oyj	1,288,790
45,608		Nokian Renkaat Oyj	1,370,616
7,572		Orion Oyj (Class B)	316,115
391,393		UPM-Kymmene Oyj	7,229,715
		TOTAL FINLAND	13,667,345

FRANCE - 9.0%
493,139		AXA S.A.	12,986,922
124,738		Cap Gemini S.A.	11,916,395
10,379		Christian Dior S.A.	2,146,868
647,552		Credit Agricole S.A.	10,188,982
49,420		Edenred	1,231,800
62,308		Electricite de France	1,482,792
233,518		Groupe Eurotunnel S.A.	3,354,916
17,078		Imerys S.A.	1,286,663
6,940		L’Oreal S.A.	1,297,175
10,946		LVMH Moet Hennessy Louis Vuitton S.A.	2,047,547
739,244		Natixis	5,425,477
41,088	*	Peugeot S.A.	821,914
196,444		Sanofi-Aventis	21,174,917
52,661		SCOR	2,017,994
8,641		Societe BIC S.A.	1,479,963
162,095		Technip S.A.	9,210,699
39,398		Thales S.A.	2,662,423
189,630		Total S.A.	9,356,905
63,285		Valeo S.A.	8,434,430
194,877		Vivendi Universal S.A.	5,120,754
		TOTAL FRANCE	113,645,536

GERMANY - 8.4%
99,864		Allianz AG.	16,358,975
173,132		BASF SE	14,961,130
34,464		Bayer AG.	5,089,522
21,214		Continental AG.	4,742,665
193,460		Daimler AG. (Registered)	17,306,137
377,568		Deutsche Post AG.	11,412,097
148,209		Deutsche Telekom AG.	2,679,981
83

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

131,193		Evonik Industries AG.	$5,257,599
43,473		Hannover Rueckversicherung AG.	4,615,340
212,198		Infineon Technologies AG.	2,380,274
144,989		K&S AG.	5,948,914
128,533		Metro AG.	4,046,598
24,895		RWE AG.	518,479
8,219		SAP AG.	590,478
19,247		Siemens AG.	2,062,239
32,293		United Internet AG.	1,596,096
34,525		Volkswagen AG.	6,983,214
		TOTAL GERMANY	106,549,738

HONG KONG - 3.1%
168,800		AIA Group Ltd	1,097,966
50,700	e	ASM Pacific Technology	458,668
2,566,000		BOC Hong Kong Holdings Ltd	10,335,429
472,000		Cathay Pacific Airways Ltd	1,115,612
338,340		CK Hutchison Holdings Ltd	5,022,143
1,450,000		Hang Lung Properties Ltd	4,140,955
365,060	e	Henderson Land Development Co Ltd	2,408,779
267,500		Hong Kong Electric Holdings Ltd	2,519,705
1,002,000	e	Li & Fung Ltd	775,107
1,116,000		Sino Land Co	1,731,623
138,000		Sun Hung Kai Properties Ltd	2,117,586
1,157,000	*	WH Group Ltd	741,088
721,000		Wharf Holdings Ltd	4,571,230
305,000		Wheelock & Co Ltd	1,578,116
		TOTAL HONG KONG	38,614,007

IRELAND - 1.1%
405,644	*	Bank of Ireland	170,364
35,100		Ryanair Holdings plc (ADR)	2,601,261
123,265		Shire Ltd	10,957,790
		TOTAL IRELAND	13,729,415

ISRAEL - 0.7%
6,205		Azrieli Group	257,608
67,166		Bank Hapoalim Ltd	373,447
186,586	*	Bank Leumi Le-Israel	813,741
408,316		Bezeq Israeli Telecommunication Corp Ltd	753,034
1,099		Israel Corp Ltd	387,700
81,760		Teva Pharmaceutical Industries Ltd	5,609,555
		TOTAL ISRAEL	8,195,085

ITALY - 1.7%
540,521		Assicurazioni Generali S.p.A.	10,652,181
84

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

892,443		Banca Intesa S.p.A.	$3,436,022
1,081,233		Banca Intesa S.p.A. RSP	3,608,930
174,598		ENI S.p.A.	3,055,572
162,961		Terna Rete Elettrica Nazionale S.p.A.	760,030
		TOTAL ITALY	21,512,735
JAPAN - 22.3%
117,800		Alfresa Holdings Corp	1,972,825
896,000	e	Asahi Glass Co Ltd	5,249,457
183,300	e	Brother Industries Ltd	2,532,123
323,800		Canon, Inc	10,360,020
12,500		Central Japan Railway Co	2,186,772
158,700		Chubu Electric Power Co, Inc	2,692,104
105,700		Citizen Watch Co Ltd	705,166
62,000		Dai Nippon Printing Co Ltd	687,959
227,600	e	Daiichi Sankyo Co Ltd	4,660,602
402,600	e	Daiwa House Industry Co Ltd	10,013,545
55,200	e	FamilyMart Co Ltd	2,667,703
27,700		Fanuc Ltd	4,619,983
285,000		Fuji Electric Holdings Co Ltd	1,178,261
78,700		Fujifilm Holdings Corp	3,121,140
213,000		Hitachi Metals Ltd	3,166,685
15,900		Hokuriku Electric Power Co	244,420
205,100	e	Ibiden Co Ltd	3,390,908
73,400		Iida Group Holdings Co Ltd	1,288,353
178,600		Inpex Holdings, Inc	1,940,620
113,900		Japan Airlines Co Ltd	4,297,336
269,200		Japan Tobacco, Inc	10,449,443
263,200		JTEKT Corp	4,544,987
28,000		JX Holdings, Inc	119,358
215,000		Kaneka Corp	1,551,216
22,000		Kawasaki Heavy Industries Ltd	96,425
217,100		KDDI Corp	5,511,314
621,000		Mitsubishi Chemical Holdings Corp	4,053,018
830,000		Mitsubishi Electric Corp	8,914,400
802,000		Mitsubishi Gas Chemical Co, Inc	4,448,953
305,000		Mitsubishi Heavy Industries Ltd	1,612,584
850,000		Mitsubishi Materials Corp	3,077,056
605,400		Mitsubishi UFJ Financial Group, Inc	4,405,547
292,500		Mitsui Sumitomo Insurance Group Holdings, Inc	9,211,500
5,900	e	Mixi Inc	255,467
8,500		Murata Manufacturing Co Ltd	1,259,295
260,000		Nippon Meat Packers, Inc	6,319,422
258,800		Nippon Telegraph & Telephone Corp	9,967,093
1,062,100		Nissan Motor Co Ltd	10,105,376
109,400		Nisshin Seifun Group, Inc	1,567,985
1,767,900		Nomura Holdings, Inc	12,659,754
85

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

227,300		NSK Ltd	$2,933,176
147,000		Obayashi Corp	1,131,347
207,300		ORIX Corp	3,096,156
311,400		Otsuka Holdings KK	11,180,809
87,100		SBI Holdings, Inc	1,209,529
16,800		Seibu Holdings, Inc	384,567
124,000		Seiko Epson Corp	2,190,833
222,000		Sekisui Chemical Co Ltd	2,463,104
643,500	e	Sekisui House Ltd	9,559,332
433,000		Sumitomo Electric Industries Ltd	6,458,052
256,000		Sumitomo Heavy Industries Ltd	1,292,046
79,200		Sumitomo Mitsui Financial Group, Inc	3,571,444
37,700	e	Sumitomo Rubber Industries, Inc	568,063
60,000		Sysmex Corp	3,882,616
47,400		THK Co Ltd	918,249
341,800		Tohoku Electric Power Co, Inc	5,011,829
291,100		Tokio Marine Holdings, Inc	12,122,296
93,400		Tokyo Electron Ltd	5,156,237
364,600		Toyota Motor Corp	24,278,627
5,800	e	Trend Micro, Inc	212,291
165,100		West Japan Railway Co	11,848,612
77,800		Yamaha Corp	1,831,092
180,400		Yamaha Motor Co Ltd	4,092,816
14,500	e	Yokohama Rubber Co Ltd	286,768
		TOTAL JAPAN	282,786,066

LUXEMBOURG - 0.4%
158,960		SES Global S.A.	4,916,987
		TOTAL LUXEMBOURG	4,916,987

NETHERLANDS - 2.8%
571,685		Koninklijke Ahold NV	11,377,543
346,058		Royal Dutch Shell plc (A Shares)	9,919,189
496,854		Royal Dutch Shell plc (B Shares)	14,386,438
		TOTAL NETHERLANDS	35,683,170

NEW ZEALAND - 0.1%
256,119		Fletcher Building Ltd	1,338,339
62,643		Ryman Healthcare Ltd	347,225
81,181	*	Telecom Corp of New Zealand Ltd	158,547
		TOTAL NEW ZEALAND	1,844,111

NORWAY - 0.9%
432,658		Telenor ASA	9,503,763
45,696		Yara International ASA	2,273,567
		TOTAL NORWAY	11,777,330
86

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

PORTUGAL - 0.4%
1,412,994		Energias de Portugal S.A.	$5,226,315
		TOTAL PORTUGAL	5,226,315

SINGAPORE - 1.3%
252,624	e	DBS Group Holdings Ltd	3,719,185
19,000	e	Jardine Cycle & Carriage Ltd	409,226
994,047		Oversea-Chinese Banking Corp	7,454,415
251,900		United Overseas Bank Ltd	4,077,899
207,200		Wilmar International Ltd	483,165
		TOTAL SINGAPORE	16,143,890

SOUTH AFRICA - 0.2%
264,210		Investec plc	2,409,678
26,536		Mondi plc	637,002
		TOTAL SOUTH AFRICA	3,046,680

SPAIN - 2.5%
321,206	e	Abertis Infraestructuras S.A. (Continuous)	5,259,729
1,812,143		Banco Santander Central Hispano S.A.	12,530,447
1,910,981		Iberdrola S.A.	13,478,612
		TOTAL SPAIN	31,268,788
SWEDEN - 3.2%
601,681		Ericsson (LM) (B Shares)	6,433,201
39,709		ICA Gruppen AB	1,449,027
101,373		Industrivarden AB	1,914,592
268,039		Investor AB (B Shares)	10,333,862
353,057		Nordea Bank AB	4,395,850
572,720		Skandinaviska Enskilda Banken AB (Class A)	6,894,671
257,070		Skanska AB (B Shares)	5,413,686
19,491		Swedish Match AB	597,007
149,939		Tele2 AB	1,559,918
242,615		TeliaSonera AB	1,474,426
		TOTAL SWEDEN	40,466,240

SWITZERLAND - 9.1%
134,795		Adecco S.A.	11,250,320
191		Givaudan S.A.	355,288
3,270		Kuehne & Nagel International AG.	451,415
6,714		Lonza Group AG.	973,225
297,550		Nestle S.A.	22,509,680
308,485		Novartis AG.	32,009,675
90,774		Roche Holding AG.	26,226,665
76		Sika AG.	275,529
24,694	*	Swiss Prime Site AG.	1,967,751
133,543		Swiss Re Ltd	12,013,127
87

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

1,010		Swisscom AG.	$587,423
62,580		UBS AG.	1,438,782
16,888		Zurich Financial Services AG.	5,142,558
		TOTAL SWITZERLAND	115,201,438

UNITED KINGDOM - 19.6%
426,043		3i Group plc	3,675,102
48,312		AstraZeneca plc (ADR)	1,632,462
327,380		BAE Systems plc	2,451,152
119,384		Barclays plc	538,379
814,156		Barratt Developments plc	8,057,343
282,355		BP plc (ADR)	10,438,665
282,011		British American Tobacco plc	16,744,695
313,288		British Land Co plc	4,108,634
1,680,862		BT Group plc	12,164,397
23,210		Diageo plc	650,640
973,811		Direct Line Insurance Group plc	5,557,406
279,968		easyJet plc	7,183,098
587,698	*,e	Fiat DaimlerChrysler Automobiles NV	9,244,674
537,790		GlaxoSmithKline plc	11,688,844
1,130,065		HSBC Holdings plc	10,207,253
286,325		Imperial Tobacco Group plc	15,025,351
1,039,541	*	International Consolidated Airlines Group S.A.	8,650,298
2,792,537		Legal & General Group plc	11,357,866
677,817		Lloyds TSB Group plc	882,659
806,547		National Grid plc	10,734,119
2,222,773		Old Mutual plc	7,351,138
620,828		Prudential plc	14,605,246
138,754		Reckitt Benckiser Group plc	13,306,258
250,641	*	Reed Elsevier NV	4,171,431
552,750		Reed Elsevier plc	9,639,370
324,230		Rexam plc	2,814,215
91,035		Rio Tinto Ltd	3,497,309
101,420		Rio Tinto plc	3,923,038
540,760		Royal Mail plc	4,260,129
319,935		Sage Group plc	2,600,148
519,882	*	Sky plc	9,242,084
12,014		Smith & Nephew plc	223,288
359,916		Unilever NV	16,123,615
10,712		Unilever plc	485,896
95,023		Vodafone Group plc (ADR)	3,589,969
20,375		Wolseley plc	1,352,820
		TOTAL UNITED KINGDOM	248,178,991

		TOTAL COMMON STOCKS	1,251,545,565
		(Cost $1,162,827,972)
88

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
34,401,825	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$34,401,825
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	34,401,825
		TOTAL SHORT-TERM INVESTMENTS	34,401,825
		(Cost $34,401,825)

		TOTAL INVESTMENTS - 101.6%	1,285,947,390
		(Cost $1,197,229,797)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(19,807,306)
		NET ASSETS - 100.0%	$1,266,140,084

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $32,884,170.
m	Indicates a security that has been deemed illiquid.
89

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$327,775,082	25.9%
CONSUMER DISCRETIONARY	161,657,689	12.8
INDUSTRIALS	154,781,926	12.2
HEALTH CARE	147,234,021	11.6
CONSUMER STAPLES	142,674,815	11.3
MATERIALS	89,157,700	7.0
ENERGY	62,600,158	4.9
TELECOMMUNICATION SERVICES	62,518,041	4.9
INFORMATION TECHNOLOGY	56,447,530	4.6
UTILITIES	46,698,603	3.7
SHORT-TERM INVESTMENTS	34,401,825	2.7
OTHER ASSETS & LIABILITIES, NET	(19,807,306)	(1.6)
NET ASSETS	$1,266,140,084	100.0%

90

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.7%

AUSTRALIA - 7.8%
272,453		Amcor Ltd	$2,862,828
169,423		BHP Billiton Ltd	3,271,119
546,472		BHP Billiton plc	10,037,406
345,512	e	Fortescue Metals Group Ltd	466,902
181,377	*	Newcrest Mining Ltd	1,500,295
816,451	*	South32 Ltd	1,065,261
		TOTAL AUSTRALIA	19,203,811

AUSTRIA - 0.2%
10,000		Voestalpine AG.	428,767
		TOTAL AUSTRIA	428,767

BRAZIL - 0.3%
140,000		Suzano Papel e Celulose S.A.	686,517
		TOTAL BRAZIL	686,517

CANADA - 8.8%
363,400	*	Advantage Oil & Gas Ltd	1,983,925
35,237		Agnico-Eagle Mines Ltd	779,722
62,337		Agrium, Inc	6,377,406
66,424		Alimentation Couche Tard, Inc	2,964,536
17,000	e	Franco-Nevada Corp	690,217
38,184	*	MEG Energy Corp	409,328
134,525	e	Parkland Fuel Corp	2,450,117
36,000	e	PrairieSky Royalty Ltd	739,076
55,112		Stella-Jones, Inc	1,870,567
190,428	*	Turquoise Hill Resources Ltd	647,937
26,423		West Fraser Timber Co Ltd	1,162,705
191,951	e	Whitecap Resources, Inc	1,673,159
		TOTAL CANADA	21,748,695

CHILE - 0.5%
151,117		Antofagasta plc	1,334,353
		TOTAL CHILE	1,334,353

DENMARK - 1.2%
54,611		Novozymes AS	2,854,599
		TOTAL DENMARK	2,854,599

FINLAND - 2.5%
345,833		M-real Oyj (B Shares)	2,463,942
195,982		UPM-Kymmene Oyj	3,620,131
		TOTAL FINLAND	6,084,073
91

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

FRANCE - 2.9%
144,023		Total S.A.	$7,106,521
		TOTAL FRANCE	7,106,521

GERMANY - 2.2%
78,451		K&S AG.	3,218,853
89,472		ThyssenKrupp AG.	2,269,006
		TOTAL GERMANY	5,487,859

INDIA - 4.5%
131,400		Bharat Petroleum Corp Ltd	1,899,520
80,663		Britannia Industries Ltd	3,965,048
245,689		PI Industries Ltd	2,513,862
315,801		United Phosphorus Ltd	2,635,829
		TOTAL INDIA	11,014,259

IRELAND - 1.2%
98,949		Smurfit Kappa Group plc	2,975,671
		TOTAL IRELAND	2,975,671

ITALY - 0.9%
131,233		ENI S.p.A.	2,296,658
		TOTAL ITALY	2,296,658

JAPAN - 1.7%
116,200	e	JFE Holdings, Inc	2,175,946
146,000	e	Sumitomo Metal Mining Co Ltd	1,963,004
		TOTAL JAPAN	4,138,950

JERSEY, C.I. - 0.7%
26,665		Randgold Resources Ltd	1,608,595
		TOTAL JERSEY, C.I.	1,608,595

KOREA, REPUBLIC OF - 1.0%
5,544		Korea Zinc Co Ltd	2,342,416
		TOTAL KOREA, REPUBLIC OF	2,342,416

LUXEMBOURG - 0.4%
115,453	e	ArcelorMittal	1,042,124
		TOTAL LUXEMBOURG	1,042,124

NETHERLANDS - 0.3%
23,100	*	OCI NV	773,692
		TOTAL NETHERLANDS	773,692

NORWAY - 1.7%
128,190	*	Det Norske Oljeselskap ASA	785,868
51,849		Statoil ASA	874,104
52,649		Yara International ASA	2,619,508
		TOTAL NORWAY	4,279,480
92

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

PERU - 2.0%
174,970	e	Southern Copper Corp (NY)	$4,874,664
		TOTAL PERU	4,874,664

POLAND - 0.7%
73,336		KGHM Polska Miedz S.A.	1,842,962
		TOTAL POLAND	1,842,962

PORTUGAL - 0.9%
185,986		Galp Energia SGPS S.A.	2,151,000
		TOTAL PORTUGAL	2,151,000

RUSSIA - 1.6%
47,690		LUKOIL (ADR)	1,963,805
129,438		MMC Norilsk Nickel (ADR)	1,996,919
		TOTAL RUSSIA	3,960,724

SOUTH AFRICA - 1.1%
116,738		Mondi plc	2,802,319
		TOTAL SOUTH AFRICA	2,802,319

SPAIN - 0.9%
44,907		Tecnicas Reunidas S.A.	2,286,625
		TOTAL SPAIN	2,286,625

SWEDEN - 2.6%
168,743		Billerud AB	2,592,175
165,134		Boliden AB	3,049,484
52,500	*,e	Lundin Petroleum AB	761,148
		TOTAL SWEDEN	6,402,807

SWITZERLAND - 8.1%
38,957		Syngenta AG.	16,049,137
46,757		Syngenta AG. (ADR)	3,850,439
		TOTAL SWITZERLAND	19,899,576

THAILAND - 1.0%
258,100		PTT PCL (Foreign)	2,385,411
		TOTAL THAILAND	2,385,411

UNITED ARAB EMIRATES - 2.8%
594,589	*	Dragon Oil plc	6,806,201
		TOTAL UNITED ARAB EMIRATES	6,806,201

UNITED KINGDOM - 2.9%
185,124		Anglo American plc (London)	2,334,226
283,806		BG Group plc	4,828,893
		TOTAL UNITED KINGDOM	7,163,119

93

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

UNITED STATES - 34.3%
33,411		Anadarko Petroleum Corp	$2,484,108
156,910		Archer Daniels Midland Co	7,440,672
12,066		Bunge Ltd	963,470
29,800		Cabot Oil & Gas Corp	779,568
240,525	*	Callon Petroleum Co	1,573,034
46,070	*	Carrizo Oil & Gas, Inc	1,756,649
106,601		CF Industries Holdings, Inc	6,310,779
27,257		Cimarex Energy Co	2,837,999
7,188	*	Concho Resources, Inc	765,953
29,169	*	Continental Resources, Inc	974,536
24,450	e	Core Laboratories NV	2,680,453
36,634	*	Diamondback Energy, Inc	2,465,468
42,899		Energen Corp	2,368,025
40,307		EOG Resources, Inc	3,111,297
70,275		Exxon Mobil Corp	5,566,483
82,000		Freeport-McMoRan Copper & Gold, Inc (Class B)	963,500
303,079		Graphic Packaging Holding Co	4,576,493
192,175	*,e	Laredo Petroleum Holdings, Inc	1,646,940
101,747	*	Matador Resources Co	2,241,486
102,166		Monsanto Co	10,409,694
21,019		Mosaic Co	902,556
73,406	*	Newfield Exploration Co	2,406,983
11,162		NewMarket Corp	4,439,239
189,622		Newmont Mining Corp	3,255,810
24,876		Pioneer Natural Resources Co	3,153,531
135,599	*	RSP Permian, Inc	3,362,855
129,324		Steel Dynamics, Inc	2,590,360
16,536	e	Texas Pacific Land Trust	2,162,247
		TOTAL UNITED STATES	84,190,188

		TOTAL COMMON STOCKS	240,172,636
		(Cost $247,831,517)

SHORT-TERM INVESTMENTS - 8.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.0%
19,757,304	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	19,757,304
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	19,757,304
		TOTAL SHORT-TERM INVESTMENTS	19,757,304
		(Cost $19,757,304)

		TOTAL INVESTMENTS - 105.7% (Cost $267,588,821)	259,929,940
		OTHER ASSETS & LIABILITIES, NET - (5.7)%	(14,126,373)
		NET ASSETS - 100.0%	$245,803,567
94

TIAA-CREF FUNDS - Global Natural Resources Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,942,762.
95

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2015

SECTOR	VALUE	% OF NET ASSETS
MATERIALS	$141,099,936	57.4%
ENERGY	81,576,727	33.2
CONSUMER STAPLES	15,333,726	6.2
FINANCIALS	2,162,247	0.9
SHORT-TERM INVESTMENTS	19,757,304	8.0
OTHER ASSETS & LIABILITIES, NET	(14,126,373)	(5.7)
NET ASSETS	$245,803,567	100.0%
96

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.2%

AUSTRALIA - 0.4%
899,370	e	BHP Billiton Ltd	$17,364,501
		TOTAL AUSTRALIA	17,364,501

BELGIUM - 0.3%
246,668	*	Fagron NV	11,583,824
		TOTAL BELGIUM	11,583,824

DENMARK - 0.5%
460,817	*	H Lundbeck AS	10,899,591
178,314		Novo Nordisk AS	10,523,459
		TOTAL DENMARK	21,423,050

FINLAND - 0.8%
1,094,304	e	KCI Konecranes Oyj	33,877,208
		TOTAL FINLAND	33,877,208

FRANCE - 19.4%
4,301,476		Accor S.A.	210,873,297
170,978	e	Aeroports de Paris	20,505,215
305,925		BNP Paribas	19,899,591
914,355		Compagnie de Saint-Gobain	43,319,677
1,719,594		Edenred	42,861,110
2,006,025		Elior Participations S.C.A	39,421,420
1,565,615	e	Essilor International S.A.	200,523,113
1,447,932		Renault S.A.	133,293,313
2,645,547		Rexel S.A.	41,663,860
1,013,359		Vinci S.A.	64,944,085
		TOTAL FRANCE	817,304,681

GERMANY - 15.8%
3,030,654		Adidas-Salomon AG.	248,005,315
9,794,176	*	Commerzbank AG.	126,663,712
681,375		Henkel KGaA (Preference)	80,774,245
707,941		Lanxess AG.	40,881,923
901,879		Linde AG.	170,214,988
		TOTAL GERMANY	666,540,183

INDIA - 9.8%
327,736		Eicher Motors Ltd	97,427,971
5,850,561		HDFC Bank Ltd	101,460,032
5,511,180	*	IndusInd Bank Ltd	83,972,728
3,056,333		Larsen & Toubro Ltd	85,331,645
631,869		Maruti Udyog Ltd	42,645,159
		TOTAL INDIA	410,837,535
97

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INDONESIA - 0.2%
13,867,300		PT Indofood Sukses Makmur Tbk	$6,248,744
		TOTAL INDONESIA	6,248,744

JAPAN - 16.5%
59,300	e	Daikin Industries Ltd	3,832,417
1,344,000		Don Quijote Co Ltd	57,295,481
169,000	e	Fast Retailing Co Ltd	83,603,813
1,380,700		Hoya Corp	58,387,441
828,200		Murata Manufacturing Co Ltd	122,699,820
1,234,000	e	NGK Insulators Ltd	31,627,074
58,647		Nomura Holdings, Inc	419,965
3,298,275		Olympus Corp	126,203,276
9,475,500	*	Pioneer Corp	17,722,310
4,942,550	*	Sony Corp	140,103,565
1,094,100		Sony Financial Holdings, Inc	20,914,771
504,100		Toyota Motor Corp	33,567,898
		TOTAL JAPAN	696,377,831

NETHERLANDS - 4.9%
59,986		ASML Holding NV	5,962,937
290,553	*	GrandVision NV	7,099,975
1,080,047		Heineken NV	84,934,450
6,280,205		ING Groep NV	106,808,421
2,768		Royal Dutch Shell plc (A Shares)	79,340
		TOTAL NETHERLANDS	204,885,123

SWEDEN - 3.1%
11,018,479		Volvo AB (B Shares)	130,689,503
		TOTAL SWEDEN	130,689,503

SWITZERLAND - 4.1%
128,307	e	Burckhardt Compression Holding AG.	48,463,783
90,522		Geberit AG.	31,311,930
497,071		Swatch Group AG. (Registered)	40,740,669
333,209		UBS AG.	7,660,838
147,265		Zurich Financial Services AG.	44,843,604
		TOTAL SWITZERLAND	173,020,824

UNITED KINGDOM - 21.1%
301,139		ARM Holdings plc	4,724,606
500,403		Associated British Foods plc	25,149,206
14,196,243		Barclays plc	64,019,968
3,350,268	e	Essentra plc	47,693,792
36,029,892		Group 4 Securicor plc	154,472,420
27,867,310		Man Group plc	70,663,381
156,728		Rio Tinto plc	6,062,412
17,965,355	*	Sky plc	319,375,015
37,354,589	*	Tesco plc	125,621,189
98

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

3,000,573		Weir Group plc			$72,044,950
		TOTAL UNITED KINGDOM			889,826,939

UNITED STATES - 0.3%
454,360	*	Qiagen NV			12,748,658
		TOTAL UNITED STATES			12,748,658

		TOTAL COMMON STOCKS			4,092,728,604
		(Cost $3,698,086,744)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.7%
GOVERNMENT AGENCY DEBT - 1.1%
$1,900,000		Federal Home Loan Bank (FHLB)	0.050%	08/14/15	1,899,988
6,000,000		FHLB	0.060	09/10/15	5,999,682
40,000,000		FHLB	0.060	09/21/15	39,997,280
		TOTAL GOVERNMENT AGENCY DEBT			47,896,950

TREASURY DEBT - 0.5%
20,000,000		United States Treasury Bill	0.115	01/14/16	19,988,840
		TOTAL TREASURY DEBT			19,988,840

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
86,925,314	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			86,925,314
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			86,925,314
		TOTAL SHORT-TERM INVESTMENTS			154,811,104
		(Cost $154,810,874)

		TOTAL INVESTMENTS - 100.9% (Cost $3,852,897,618)			4,247,539,708
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(37,368,314)
		NET ASSETS - 100.0%			$4,210,171,394

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $83,265,660.
99

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2015

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$1,334,325,810	31.7%
INDUSTRIALS	941,794,268	22.4
FINANCIALS	647,327,011	15.4
HEALTH CARE	430,869,362	10.1
CONSUMER STAPLES	322,727,834	7.7
MATERIALS	282,217,616	6.7
INFORMATION TECHNOLOGY	133,387,363	3.2
ENERGY	79,340	0.0
SHORT-TERM INVESTMENTS	154,811,104	3.7
OTHER ASSETS & LIABILITIES, NET	(37,368,314)	(0.9)
NET ASSETS	$4,210,171,394	100.0%
100

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.6%

AUSTRALIA - 2.1%
545,239		Australia & New Zealand Banking Group Ltd	$13,003,108
615,211		BHP Billiton Ltd	11,878,128
		TOTAL AUSTRALIA	24,881,236

BELGIUM - 0.7%
170,753	*	Fagron NV	8,018,765
		TOTAL BELGIUM	8,018,765

BRAZIL - 0.7%
934,098		Banco Itau Holding Financeira S.A.	8,206,214
		TOTAL BRAZIL	8,206,214

CANADA - 7.9%
362,972		Alimentation Couche Tard, Inc	16,199,622
271,532		Dollarama, Inc	16,162,990
384,300	e	Gildan Activewear, Inc	12,394,215
332,200	*,e	Imax Corp	12,427,602
497,400	*	MEG Energy Corp	5,332,070
246,072	*	Spin Master Corp	3,431,857
440,839	*	Suncor Energy, Inc	12,417,715
344,115		Toronto-Dominion Bank	13,884,580
		TOTAL CANADA	92,250,651

CHINA - 4.3%
14,247,400	*,e,m	China Animal Healthcare Ltd	4,778,355
7,728,600	e	China Everbright International Ltd	11,873,727
3,585,200	e	Haitong Securities Co Ltd	6,486,801
15,315,000	m	Sihuan Pharmaceutical Holdings	8,712,143
923,200		Tencent Holdings Ltd	17,199,803
4,844,600	*,e	Xinchen China Power Holdings Ltd	1,531,064
		TOTAL CHINA	50,581,893

FINLAND - 1.8%
239,900		Huhtamaki Oyj	8,515,361
255,600		Sampo Oyj (A Shares)	12,647,262
		TOTAL FINLAND	21,162,623

FRANCE - 4.6%
76,594		L'Oreal S.A.	14,316,400
179,532		Teleperformance	13,328,768
329,725		Total S.A.	16,269,606
76,200		Valeo S.A.	10,155,702
		TOTAL FRANCE	54,070,476

101

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

GERMANY - 2.6%
108,200		Bayerische Motoren Werke AG.	$10,849,830
102,705		Beiersdorf AG.	8,775,059
269,573		Wirecard AG.	10,681,242
		TOTAL GERMANY	30,306,131

HONG KONG - 2.5%
2,434,200		AIA Group Ltd	15,833,339
8,111,300	*	PAX Global Technology Ltd	12,950,596
		TOTAL HONG KONG	28,783,935

INDIA - 0.9%
426,960		Container Corp Of India Ltd	10,932,667
		TOTAL INDIA	10,932,667

INDONESIA - 0.8%
36,099,300		PT Express Transindo Utama Tbk	2,481,785
77,055,300		PT Lippo Karawaci Tbk	6,574,969
		TOTAL INDONESIA	9,056,754

IRELAND - 3.9%
552,035		CRH plc	16,327,410
183,188		Shire Ltd	16,284,718
417,403		Smurfit Kappa Group plc	12,552,467
		TOTAL IRELAND	45,164,595

ITALY - 2.0%
342,300		Moncler S.p.A	6,954,727
948,400	*	OVS S.p.A	6,285,940
285,302	*,e	Yoox S.p.A	9,641,345
		TOTAL ITALY	22,882,012

JAPAN - 16.4%
257,400	*,e	CYBERDYNE, Inc	3,175,641
373,900		Fuji Heavy Industries Ltd	13,814,675
230,300	e	GMO Payment Gateway, Inc	7,537,027
394,800		Hoya Corp	16,695,417
818,800	e	Infomart Corp	10,879,235
663,900	e	Kubota Corp	11,354,434
1,057,000	e	Matsui Securities Co Ltd	9,671,215
250,100		MonotaRO Co Ltd	13,163,831
112,000		Murata Manufacturing Co Ltd	16,593,069
176,700		Nitto Denko Corp	13,373,175
1,672,700		Nomura Holdings, Inc	11,978,036
821,400		ORIX Corp	12,268,124
168,000	e	Seria Co Ltd	7,579,498
1,458,700		Shimizu Corp	12,792,721
331,000		Sumitomo Mitsui Financial Group, Inc	14,926,110
244,900		Sysmex Corp	15,847,543
		TOTAL JAPAN	191,649,751

102

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

KOREA, REPUBLIC OF - 2.7%
55,360		Cosmax, Inc	$9,609,530
52,187		Hanssem Co Ltd	13,268,872
114,536		Loen Entertainment, Inc	8,740,815
		TOTAL KOREA, REPUBLIC OF	31,619,217

MALAYSIA - 1.7%
6,993,600		IHH Healthcare BHD	10,995,227
10,299,900		Karex BHD	9,345,183
		TOTAL MALAYSIA	20,340,410

NETHERLANDS - 3.9%
130,390		ASML Holding NV	12,961,479
1,221,117		ING Groep NV	20,767,726
1,032,100	*	TomTom NV	11,160,145
		TOTAL NETHERLANDS	44,889,350

NORWAY - 2.2%
595,304		DNB NOR Holding ASA	9,704,905
943,888	e	Statoil ASA	15,912,670
		TOTAL NORWAY	25,617,575

PHILIPPINES - 3.0%
3,951,980		Banco de Oro Universal Bank	8,680,802
101,877,800		Megaworld Corp	10,553,792
19,536,900		Nickel Asia Corp	4,497,150
7,006,060		Robinsons Retail Holdings, Inc	11,550,386
		TOTAL PHILIPPINES	35,282,130

PORTUGAL - 0.8%
623,400		Jeronimo Martins SGPS S.A.	9,265,066
		TOTAL PORTUGAL	9,265,066

SPAIN - 2.5%
575,515		Acerinox S.A.	7,018,584
278,060	e	Amadeus IT Holding S.A.	12,139,149
142,139	*,e,m	Let's GOWEX S.A.	1,561
195,020	e	Tecnicas Reunidas S.A.	9,930,248
		TOTAL SPAIN	29,089,542

SWEDEN - 3.6%
550,500		Boliden AB	10,165,931
355,100		Hexagon AB (B Shares)	11,474,067
322,640		Intrum Justitia AB	10,972,099
292,584		Kinnevik Investment AB (Series B)	9,355,303
		TOTAL SWEDEN	41,967,400

SWITZERLAND - 4.6%
105,877		Lonza Group AG.	15,347,355
235,180		Novartis AG.	24,403,246
103

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

616,100		UBS AG.			$14,164,811
		TOTAL SWITZERLAND			53,915,412

TAIWAN - 3.3%
998,897		Eclat Textile Co Ltd			14,613,208
3,590,607		Hota Industrial Manufacturing Co Ltd			10,636,655
2,256,000		Hu Lane Associate, Inc			8,574,531
432,900		King Slide Works Co Ltd			5,014,006
		TOTAL TAIWAN			38,838,400

UNITED KINGDOM - 15.4%
1,341,462		Ashtead Group plc			20,570,751
135,100	*	ASOS plc			7,173,287
2,077,138	*	Auto Trader Group plc			10,960,680
3,532,900		Barclays plc			15,932,113
235,141		Consort Medical plc			3,426,052
719,377		Countrywide plc			5,852,996
1,529,698	*	International Consolidated Airlines Group S.A. (London)			12,739,998
1,825,140	*	Just Eat plc			12,414,157
4,330,944		Man Group plc			10,982,012
220,188		Rightmove plc			12,511,107
3,778,285		Taylor Wimpey plc			11,451,423
379,159		Travis Perkins plc			13,294,742
1,130,500		Vesuvius plc			7,210,508
1,747,186	*	Virgin Money Holdings UK plc			11,585,712
184,281		Whitbread plc			14,920,069
406,297		WPP plc			9,335,000
		TOTAL UNITED KINGDOM			180,360,607

UNITED STATES - 2.7%
189,273	*	Lululemon Athletica, Inc			11,897,701
76,505	*	Valeant Pharmaceuticals International, Inc			19,615,137
		TOTAL UNITED STATES			31,512,838

		TOTAL COMMON STOCKS			1,140,645,650
		(Cost $981,933,217)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.8%
GOVERNMENT AGENCY DEBT - 1.7%
$20,000,000		Federal Home Loan Bank (FHLB)	0.040%	08/07/15	19,999,960
		TOTAL GOVERNMENT AGENCY DEBT			19,999,960
104

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.1%
35,682,041	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$35,682,041
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	35,682,041
		TOTAL SHORT-TERM INVESTMENTS	55,682,001
		(Cost $55,681,907)

		TOTAL INVESTMENTS - 102.4%	1,196,327,651
		(Cost $1,037,615,124)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%	(28,443,163)
		NET ASSETS - 100.0%	$1,167,884,488

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,997,034.
m	Indicates a security that has been deemed illiquid.
105

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$243,059,930	20.8%
CONSUMER DISCRETIONARY	242,080,401	20.7
HEALTH CARE	147,299,599	12.6
INDUSTRIALS	145,730,037	12.5
INFORMATION TECHNOLOGY	135,790,504	11.6
MATERIALS	84,328,206	7.2
CONSUMER STAPLES	79,061,246	6.8
ENERGY	59,862,309	5.1
UTILITIES	3,431,857	0.3
TELECOMMUNICATION SERVICES	1,561	0.0
SHORT-TERM INVESTMENTS	55,682,001	4.8
OTHER ASSETS & LIABILITIES, NET	(28,443,163)	(2.4)
NET ASSETS	$1,167,884,488	100.0%
106

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
30,103	*	American Axle & Manufacturing Holdings, Inc	$601,458
95,463		BorgWarner, Inc	4,745,466
25,308		Cooper Tire & Rubber Co	833,392
5,446	*	Cooper-Standard Holding, Inc	350,178
68,250		Dana Holding Corp	1,266,720
122,095		Delphi Automotive plc	9,533,178
11,325	*,e	Dorman Products, Inc	597,733
11,209		Drew Industries, Inc	657,520
12,398	*	Federal Mogul Corp (Class A)	138,858
1,642,420		Ford Motor Co	24,357,089
5,704	*	Fox Factory Holding Corp	90,579
696,559		General Motors Co	21,948,574
128,443		Gentex Corp	2,065,363
14,868	*	Gentherm, Inc	748,306
120,059		Goodyear Tire & Rubber Co	3,617,378
88,859		Harley-Davidson, Inc	5,180,480
7,334	*	Horizon Global Corp	91,822
275,376		Johnson Controls, Inc	12,546,131
35,272		Lear Corp	3,670,757
14,312		Metaldyne Performance Group, Inc	268,207
21,146	*	Modine Manufacturing Co	214,209
7,659	*	Motorcar Parts of America, Inc	226,936
12,315		Remy International, Inc	364,524
9,464		Standard Motor Products, Inc	346,098
12,077	*	Stoneridge, Inc	146,977
1,415		Strattec Security Corp	99,460
9,325		Superior Industries International, Inc	157,779
24,474	*	Tenneco, Inc	1,219,050
43,812	*,e	Tesla Motors, Inc	11,660,564
18,249		Thor Industries, Inc	1,019,754
8,345	*	Tower International, Inc	218,055
19,258	*	Visteon Corp	1,916,749
11,180	e	Winnebago Industries, Inc	249,649
		TOTAL AUTOMOBILES & COMPONENTS	111,148,993

BANKS - 6.3%
5,849		1st Source Corp	198,808
2,590	e	Access National Corp	50,272
3,144		American National Bankshares, Inc	74,450
13,132		Ameris Bancorp	354,695
3,475	e	Ames National Corp	84,234
1,521	*	Anchor BanCorp Wisconsin, Inc	56,292
12,788		Apollo Residential Mortgage	185,170
4,470		Arrow Financial Corp	123,104
107

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

63,588		Associated Banc-Corp	$1,253,319
43,500		Astoria Financial Corp	657,720
16,132		Banc of California, Inc	195,681
2,807		Bancfirst Corp	178,553
11,733		Banco Latinoamericano de Exportaciones S.A. (Class E)	322,892
38,151		Bancorpsouth, Inc	964,076
19,189		Bank Mutual Corp	139,504
4,558,739		Bank of America Corp	81,510,253
30,474		Bank of Hawaii Corp	2,056,081
2,316		Bank of Marin Bancorp	112,720
35,178		Bank of the Ozarks, Inc	1,552,053
7,344		BankFinancial Corp	88,789
41,337		BankUnited	1,509,627
8,508		Banner Corp	405,491
1,817		Bar Harbor Bankshares	62,323
325,301		BB&T Corp	13,099,871
31,951		BBCN Bancorp, Inc	490,448
2,587	*,e	BBX Capital Corp	41,314
6,029	*	Bear State Financial, Inc	55,165
30,462	*	Beneficial Bancorp, Inc	391,741
11,569		Berkshire Hills Bancorp, Inc	336,658
11,500	*	Blue Hills Bancorp, Inc	166,060
9,503		BNC Bancorp	214,008
6,438	*,e	BofI Holding, Inc	790,908
11,776		BOK Financial Corp	782,633
33,474		Boston Private Financial Holdings, Inc	421,103
4,660		Bridge Bancorp, Inc	120,508
27,051		Brookline Bancorp, Inc	304,865
5,973		Bryn Mawr Bank Corp	172,261
3,755	*	BSB Bancorp, Inc	78,630
2,211	*	C1 Financial, Inc	42,562
2,827		Camden National Corp	113,815
9,174	*	Capital Bank Financial Corp	274,945
4,271		Capital City Bank Group, Inc	65,944
70,259		Capitol Federal Financial	844,513
12,761		Cardinal Financial Corp	298,097
11,872	*	Cascade Bancorp	61,260
32,310		Cathay General Bancorp	1,037,474
18,776		Centerstate Banks of Florida, Inc	261,737
8,706		Central Pacific Financial Corp	202,763
1,649		Century Bancorp, Inc	68,681
8,748		Charter Financial Corp	106,201
12,790		Chemical Financial Corp	421,430
75,498		CIT Group, Inc	3,551,426
1,317,587		Citigroup, Inc	77,026,136
5,032		Citizens & Northern Corp	99,332
124,623		Citizens Financial Group, Inc	3,248,922
6,773	e	City Holding Co	326,594
19,417		City National Corp	1,745,782
10,322		Clifton Bancorp, Inc	140,379
5,791		CNB Financial Corp	100,648
14,484		CoBiz, Inc	185,250
108

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,467		Columbia Banking System, Inc	$736,693
78,961		Comerica, Inc	3,745,120
38,739		Commerce Bancshares, Inc	1,824,220
22,271	e	Community Bank System, Inc	851,420
6,977		Community Trust Bancorp, Inc	244,265
4,655	*	CommunityOne Bancorp	51,065
11,785		ConnectOne Bancorp, Inc	251,728
6,901	*	CU Bancorp	153,133
25,304		Cullen/Frost Bankers, Inc	1,833,275
11,525	*	Customers Bancorp, Inc	289,854
48,312		CVB Financial Corp	855,606
9,848		Dime Community Bancshares	167,416
12,160	*	Eagle Bancorp, Inc	539,904
60,089		East West Bancorp, Inc	2,689,584
3,026		Enterprise Bancorp, Inc	66,481
7,766		Enterprise Financial Services Corp	187,394
23,147	*	Essent Group Ltd	677,513
38,938		EverBank Financial Corp	776,424
2,904	*	Farmers Capital Bank Corp	74,284
11,366	*	FCB Financial Holdings, Inc	394,741
4,261		Federal Agricultural Mortgage Corp (Class C)	113,982
6,593		Fidelity Southern Corp	128,168
350,662		Fifth Third Bancorp	7,388,448
5,686		Financial Institutions, Inc	139,534
7,695		First Bancorp (NC)	131,354
56,710	*	First Bancorp (Puerto Rico)	244,420
3,643		First Bancorp, Inc	69,253
28,287		First Busey Corp	180,188
1,622		First Business Financial Services, Inc	70,962
4,018		First Citizens Bancshares, Inc (Class A)	1,029,974
37,222		First Commonwealth Financial Corp	342,442
6,839		First Community Bancshares, Inc	121,666
6,547		First Connecticut Bancorp	105,538
3,699		First Defiance Financial Corp	142,227
23,087		First Financial Bancorp	438,884
30,897	e	First Financial Bankshares, Inc	1,049,880
4,551		First Financial Corp	151,002
95,427		First Horizon National Corp	1,512,518
6,709		First Interstate Bancsystem, Inc	186,041
15,315		First Merchants Corp	398,649
31,576		First Midwest Bancorp, Inc	592,682
9,317	*	First NBC Bank Holding Co	355,909
157,542		First Niagara Financial Group, Inc	1,529,733
4,731		First of Long Island Corp	128,872
68,933		First Republic Bank	4,397,236
66,882		FirstMerit Corp	1,253,369
8,294	*	Flagstar Bancorp, Inc	168,368
11,966		Flushing Financial Corp	248,414
70,680		FNB Corp	974,677
4,715		Fox Chase Bancorp, Inc	80,485
2,070	*	Franklin Financial Network, Inc	52,247
75,235		Fulton Financial Corp	975,046
109

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,141		German American Bancorp, Inc	$149,655
29,731		Glacier Bancorp, Inc	835,441
4,253		Great Southern Bancorp, Inc	176,499
16,137		Great Western Bancorp, Inc	423,758
4,011	*	Green Bancorp, Inc	54,830
5,658		Guaranty Bancorp	90,698
15,264	*,e	Hampton Roads Bankshares, Inc	32,054
32,474		Hancock Holding Co	948,890
12,696		Hanmi Financial Corp	321,336
7,136		Heartland Financial USA, Inc	268,884
8,704		Heritage Commerce Corp	96,527
11,879		Heritage Financial Corp	210,258
9,193		Heritage Oaks Bancorp	73,176
31,405	*	Hilltop Holdings, Inc	661,075
221		Hingham Institution for Savings	26,743
22,719		Home Bancshares, Inc	904,671
8,704		HomeStreet, Inc	196,797
8,420	*	HomeTrust Bancshares, Inc	144,319
3,681		Horizon Bancorp	89,301
226,820		Hudson City Bancorp, Inc	2,338,514
337,292		Huntington Bancshares, Inc	3,936,198
14,980		IBERIABANK Corp	966,959
3,645	*	Impac Mortgage Holdings, Inc	79,716
10,260		Independent Bank Corp (MA)	496,174
9,223		Independent Bank Corp (MI)	131,520
4,046		Independent Bank Group, Inc	179,966
21,517		International Bancshares Corp	579,453
190,587		Investors Bancorp, Inc	2,321,350
1,608,341		JPMorgan Chase & Co	110,219,609
34,024	*	Kearny Financial Corp	379,368
396,977		Keycorp	5,891,139
15,875		Ladder Capital Corp	249,396
14,928		Lakeland Bancorp, Inc	168,686
6,729		Lakeland Financial Corp	286,252
18,393		LegacyTexas Financial Group, Inc	558,963
2,719	*	LendingTree, Inc	225,459
57,541		M&T Bank Corp	7,546,502
8,727		MainSource Financial Group, Inc	191,034
30,171		MB Financial, Inc	1,028,831
6,978		Mercantile Bank Corp	143,747
1,972		Merchants Bancshares, Inc	62,315
19,340	*	Meridian Bancorp, Inc	252,194
2,375		Meta Financial Group, Inc	120,080
159,325	*,e	MGIC Investment Corp	1,763,728
2,881		MidWestOne Financial Group, Inc	93,316
16,489		National Bank Holdings Corp	356,822
2,810	e	National Bankshares, Inc	85,565
2,432	*,e	National Commerce Corp	63,962
52,389		National Penn Bancshares, Inc	561,610
16,262	*,e	Nationstar Mortgage Holdings, Inc	301,660
17,248		NBT Bancorp, Inc	466,213
232,847	e	New York Community Bancorp, Inc	4,431,078
110

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,807		NewBridge Bancorp	$130,450
20,415	*	NMI Holdings, Inc	163,320
23,793		Northfield Bancorp, Inc	358,323
37,412	e	Northwest Bancshares, Inc	474,758
5,353		OceanFirst Financial Corp	93,838
44,943	*,e	Ocwen Financial Corp	378,869
17,355	e	OFG Bancorp	139,881
46,194		Old National Bancorp	664,732
11,628	*	Old Second Bancorp, Inc	75,698
4,709		Opus Bank	184,357
18,115		Oritani Financial Corp	284,587
6,850		Pacific Continental Corp	90,968
7,914	*	Pacific Premier Bancorp, Inc	150,445
42,025		PacWest Bancorp	1,945,337
1,937		Palmetto Bancshares, Inc	38,333
5,514	e	Park National Corp	483,026
18,284		Park Sterling Bank	132,376
4,691		Peapack Gladstone Financial Corp	104,140
1,915		Penns Woods Bancorp, Inc	82,230
5,701		Pennsylvania Commerce Bancorp, Inc	139,503
5,122	*	PennyMac Financial Services, Inc	93,374
6,191		Peoples Bancorp, Inc	130,259
3,001	e	Peoples Financial Services Corp	117,879
137,110	e	People’s United Financial, Inc	2,230,780
14,610		Pinnacle Financial Partners, Inc	775,645
229,738		PNC Financial Services Group, Inc	22,555,677
43,009	*	Popular, Inc	1,316,936
4,781		Preferred Bank	150,697
32,113		PrivateBancorp, Inc	1,327,551
32,606		Prosperity Bancshares, Inc	1,779,962
22,929		Provident Financial Services, Inc	449,867
4,442		QCR Holdings, Inc	95,770
79,106	e	Radian Group, Inc	1,460,297
576,763		Regions Financial Corp	5,992,568
15,229		Renasant Corp	489,612
4,212		Republic Bancorp, Inc (Class A)	105,932
13,385		S&T Bancorp, Inc	413,864
9,942		Sandy Spring Bancorp, Inc	271,814
8,635	*	Seacoast Banking Corp of Florida	129,093
8,590		ServisFirst Bancshares, Inc	333,636
5,108		Sierra Bancorp	84,793
22,991	*	Signature Bank	3,347,260
11,716		Simmons First National Corp (Class A)	532,492
11,640		South State Corp	904,661
9,603	e	Southside Bancshares, Inc	262,354
7,722		Southwest Bancorp, Inc	135,367
6,879	*	Square Financial, Inc	185,527
13,918		State Bank & Trust Co	281,840
52,783		Sterling Bancorp/DE	785,939
5,933		Stock Yards Bancorp, Inc	218,690
3,414		Stonegate Bank	105,049
5,417	*,e	Stonegate Mortgage Corp	51,841
111

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,609		Suffolk Bancorp	$132,831
3,512	*	Sun Bancorp, Inc	73,366
214,081		SunTrust Banks, Inc	9,492,352
74,408		Susquehanna Bancshares, Inc	1,056,594
21,184	*	SVB Financial Group	3,031,430
61,250		Synovus Financial Corp	1,930,600
22,554		Talmer Bancorp Inc	367,630
67,434		TCF Financial Corp	1,109,964
3,666		Territorial Bancorp, Inc	92,786
21,057	*	Texas Capital Bancshares, Inc	1,241,100
35,369		TFS Financial Corp	596,321
12,064	*	The Bancorp, Inc	100,734
5,756		Tompkins Trustco, Inc	311,112
17,601		TowneBank	310,658
9,011		Trico Bancshares	223,383
8,498	*	Tristate Capital Holdings, Inc	107,330
5,557	*	Triumph Bancorp, Inc	78,131
37,033		Trustco Bank Corp NY	230,716
36,220		Trustmark Corp	870,729
15,425		UMB Financial Corp	845,599
91,215		Umpqua Holdings Corp	1,618,154
18,425	e	Union Bankshares Corp	454,729
27,752	e	United Bankshares, Inc	1,124,789
20,030		United Community Banks, Inc	418,026
19,365		United Community Financial Corp	99,923
19,970		United Financial Bancorp, Inc (New)	269,395
6,493		Univest Corp of Pennsylvania	129,405
731,748		US Bancorp	33,082,327
111,029		Valley National Bancorp	1,101,408
11,109	*	Walker & Dunlop, Inc	266,061
40,232		Washington Federal, Inc	936,601
5,936		Washington Trust Bancorp, Inc	236,075
13,586		Waterstone Financial, Inc	175,395
36,708		Webster Financial Corp	1,419,131
2,018,635		Wells Fargo & Co	116,818,407
14,724		WesBanco, Inc	489,131
6,091		West Bancorporation, Inc	118,957
14,291	e	Westamerica Bancorporation	699,973
37,146	*	Western Alliance Bancorp	1,256,649
28,639		Wilshire Bancorp, Inc	332,785
18,363		Wintrust Financial Corp	990,133
12,825		WSFS Financial Corp	368,206
10,503	*	Yadkin Financial Corp	225,394
90,422		Zions Bancorporation	2,820,262
		TOTAL BANKS	634,007,629

CAPITAL GOODS - 7.3%
269,095		3M Co	40,724,837
30,970		A.O. Smith Corp	2,224,265
20,336		Aaon, Inc	451,256
14,774		AAR Corp	398,159
18,679	*	Accuride Corp	76,024
112

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,308		Actuant Corp (Class A)	$629,723
18,043		Acuity Brands, Inc	3,630,071
13,688	e	Advanced Drainage Systems, Inc	380,937
64,827	*	Aecom Technology Corp	1,998,616
15,083	*	Aegion Corp	298,191
25,799	*,e	Aerojet Rocketdyne Holdings, Inc	603,955
7,674	*	Aerovironment, Inc	199,984
32,826	e	AGCO Corp	1,805,758
42,783		Air Lease Corp	1,512,379
25,938		Aircastle Ltd	624,328
3,979		Alamo Group, Inc	209,057
12,060		Albany International Corp (Class A)	448,873
39,605		Allegion plc	2,503,828
2,945		Allied Motion Technologies, Inc	62,257
72,467		Allison Transmission Holdings, Inc	2,114,587
10,776		Altra Holdings, Inc	273,710
8,663	*	Ameresco, Inc	59,775
3,814	e	American Railcar Industries, Inc	152,369
3,837		American Science & Engineering, Inc	171,476
5,242	*	American Woodmark Corp	344,714
100,546		Ametek, Inc	5,333,965
13,179		Apogee Enterprises, Inc	727,217
16,844		Applied Industrial Technologies, Inc	650,684
5,194		Argan, Inc	201,943
17,644	*	Armstrong World Industries, Inc	1,032,174
43,101	*	ArvinMeritor, Inc	606,862
12,938		Astec Industries, Inc	508,593
7,868	*	Astronics Corp	487,816
10,524		AZZ, Inc	544,617
21,982	*	Babcock & Wilcox Enterprises, Inc	433,485
21,518		Barnes Group, Inc	837,696
59,641		BE Aerospace, Inc	2,905,113
20,005	*	Beacon Roofing Supply, Inc	700,175
19,690	*	Blount International, Inc	164,608
1,363	*,e	Blue Bird Corp	17,869
302,179		Boeing Co	43,565,147
17,803		Briggs & Stratton Corp	328,999
21,461	*	Builders FirstSource, Inc	322,773
43,964		BWX Technologies, Inc	1,079,756
6,887	*	CAI International, Inc	96,831
26,982		Carlisle Cos, Inc	2,732,197
255,833		Caterpillar, Inc	20,116,149
12,653	*	Chart Industries, Inc	345,427
41,842	e	Chicago Bridge & Iron Co NV	2,223,484
6,858		CIRCOR International, Inc	328,018
21,011		Clarcor, Inc	1,264,232
60,027	*,e	Colfax Corp	2,289,430
7,576		Columbus McKinnon Corp	177,733
17,680		Comfort Systems USA, Inc	488,675
11,607	*	Commercial Vehicle Group, Inc	68,597
12,972	*	Continental Building Products Inc	275,525
19,013		Crane Co	1,011,492
113

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,646		Cubic Corp	$383,623
76,891		Cummins, Inc	9,959,691
20,863		Curtiss-Wright Corp	1,405,540
256,254		Danaher Corp	23,462,616
140,021		Deere & Co	13,241,786
29,960	*	DigitalGlobe, Inc	634,553
60,343		Donaldson Co, Inc	2,027,525
11,557		Douglas Dynamics, Inc	237,150
66,378		Dover Corp	4,252,838
4,457	*	Ducommun, Inc	106,745
5,115	*	DXP Enterprises, Inc	187,721
14,300	*	Dycom Industries, Inc	944,658
204,389		Eaton Corp	12,381,886
26,817		EMCOR Group, Inc	1,282,657
284,071		Emerson Electric Co	14,700,674
8,584		Encore Wire Corp	294,689
18,470		EnerSys	1,153,452
6,890		Engility Holdings, Inc	150,960
11,729	*,e	Enphase Energy, Inc	69,318
12,925		EnPro Industries, Inc	655,039
10,586		ESCO Technologies, Inc	403,009
13,491	*	Esterline Technologies Corp	1,196,112
123,316	e	Fastenal Co	5,162,008
24,042		Federal Signal Corp	359,668
55,718		Flowserve Corp	2,618,189
62,776		Fluor Corp	2,934,778
68,654		Fortune Brands Home & Security, Inc	3,278,229
19,534		Franklin Electric Co, Inc	563,751
7,735		Freightcar America, Inc	148,976
105,235	*,e	FuelCell Energy, Inc	88,587
16,219	*	Furmanite Corp	105,748
33,219		GATX Corp	1,761,936
28,834	*,e	Generac Holdings, Inc	1,011,208
21,698		General Cable Corp	354,111
123,603		General Dynamics Corp	18,430,443
4,365,593		General Electric Co	113,941,977
13,826	*	Gibraltar Industries, Inc	264,630
8,684		Global Brass & Copper Holdings, Inc	146,325
9,996		Gorman-Rupp Co	256,297
24,145		Graco, Inc	1,726,126
55,840	*	GrafTech International Ltd	280,875
4,428		Graham Corp	83,601
15,779		Granite Construction, Inc	536,802
23,276	*	Great Lakes Dredge & Dock Corp	118,009
11,454	e	Greenbrier Cos, Inc	524,021
17,223		Griffon Corp	296,925
13,024		H&E Equipment Services, Inc	233,651
32,060		Harsco Corp	440,504
8,746	*,e	HC2 Holdings, Inc	68,219
71,180	*	HD Supply Holdings, Inc	2,548,244
8,701		HEICO Corp	477,076
16,227		HEICO Corp (Class A)	736,057
114

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

41,494		Hexcel Corp	$2,153,124
25,622		Hillenbrand, Inc	726,640
328,859		Honeywell International, Inc	34,546,638
31,928		Hubbell, Inc (Class B)	3,333,603
19,990		Huntington Ingalls	2,347,026
2,730		Hurco Cos, Inc	85,449
4,045		Hyster-Yale Materials Handling, Inc	273,725
32,033		IDEX Corp	2,435,469
127,820		Illinois Tool Works, Inc	11,436,055
110,700		Ingersoll-Rand plc	6,796,980
7,341		Insteel Industries, Inc	119,952
38,702		ITT Corp	1,470,676
52,136	*	Jacobs Engineering Group, Inc	2,195,968
11,834		John Bean Technologies Corp	431,349
56,510	e	Joy Global, Inc	1,492,429
4,553		Kadant, Inc	207,571
10,788		Kaman Corp	425,802
60,138		KBR, Inc	1,050,611
32,042		Kennametal, Inc	1,015,411
14,738	*,e	KEYW Holding Corp	119,820
21,521	*	KLX, Inc	845,345
18,068	*	Kratos Defense & Security Solutions, Inc	98,651
35,037		L-3 Communications Holdings, Inc	4,045,372
1,979	*	Lawson Products, Inc	54,145
4,086		LB Foster Co (Class A)	119,924
21,938		Lennox International, Inc	2,590,220
32,107		Lincoln Electric Holdings, Inc	1,944,079
5,108	e	Lindsay Manufacturing Co	428,408
119,214		Lockheed Martin Corp	24,689,219
8,117		LSI Industries, Inc	80,845
7,012	*	Lydall, Inc	208,327
56,268		Manitowoc Co, Inc	994,256
145,090		Masco Corp	3,828,925
15,999	*	Masonite International Corp	1,105,051
27,378	*	Mastec, Inc	504,577
28,910	*	Middleby Corp	3,547,257
5,071		Miller Industries, Inc	88,793
17,326	*	Moog, Inc (Class A)	1,158,416
44,127	*	MRC Global, Inc	567,032
19,468		MSC Industrial Direct Co (Class A)	1,387,290
23,127		Mueller Industries, Inc	748,621
108,827		Mueller Water Products, Inc (Class A)	971,825
8,496	*	MYR Group, Inc	255,220
1,821	e	National Presto Industries, Inc	144,150
21,878	*,e	Navistar International Corp	383,740
14,901	*	NCI Building Systems, Inc	192,968
4,363	*	Neff Corp	35,951
9,468		NN, Inc	216,154
35,164		Nordson Corp	2,606,004
3,848	*	Nortek, Inc	313,958
86,119		Northrop Grumman Corp	14,899,448
3,916	*	Northwest Pipe Co	70,684
115

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

44,610	*,e	NOW, Inc	$776,214
2,164	*,e	NV5 Holdings, Inc	52,347
1,327		Omega Flex, Inc	43,061
25,889		Orbital ATK, Inc	1,836,825
11,009	*	Orion Marine Group, Inc	79,705
34,026		Oshkosh Truck Corp	1,243,310
49,014		Owens Corning, Inc	2,198,278
148,246		Paccar, Inc	9,612,271
44,753		Pall Corp	5,659,017
59,325		Parker Hannifin Corp	6,688,894
5,331	*	Patrick Industries, Inc	192,129
77,513		Pentair plc	4,713,566
17,912	*	Perini Corp	374,898
20,247	*	Pgt, Inc	325,369
79,073	*,e	Plug Power, Inc	204,799
10,543	*	Ply Gem Holdings, Inc	152,346
19,684	*	Polypore International, Inc	1,183,402
4,787		Powell Industries, Inc	142,844
2,412	*,e	Power Solutions International, Inc	100,050
11,395	*	PowerSecure International, Inc	172,520
58,664		Precision Castparts Corp	11,434,787
1,112		Preformed Line Products Co	38,320
15,775		Primoris Services Corp	286,316
21,667	*,e	Proto Labs, Inc	1,633,042
13,625		Quanex Building Products Corp	273,590
85,925	*	Quanta Services, Inc	2,373,249
15,258		Raven Industries, Inc	296,463
130,713		Raytheon Co	14,259,481
10,650		RBC Bearings, Inc	721,538
18,020		Regal-Beloit Corp	1,251,129
41,807	*	Rexnord Corp	886,308
56,282		Rockwell Automation, Inc	6,572,612
56,276		Rockwell Collins, Inc	4,762,075
41,981		Roper Industries, Inc	7,022,162
15,653	*	Rush Enterprises, Inc (Class A)	398,995
16,416		Simpson Manufacturing Co, Inc	588,021
23,767		Snap-On, Inc	3,916,802
25,026	*,e	SolarCity Corp	1,451,508
5,336	*	Sparton Corp	127,317
60,440	*	Spirit Aerosystems Holdings, Inc (Class A)	3,402,772
17,452		SPX Corp	1,141,535
7,474		Standex International Corp	559,354
66,106		Stanley Works	6,973,522
6,205	*	Stock Building Supply Holdings, Inc	120,253
10,632		Sun Hydraulics Corp	376,585
15,546	e	TAL International Group, Inc	307,811
22,046	*,e	Taser International, Inc	600,092
15,081	*	Teledyne Technologies, Inc	1,563,447
8,345		Tennant Co	499,114
78,628		Terex Corp	1,742,397
8,797	e	Textainer Group Holdings Ltd	199,340
115,335		Textron, Inc	5,040,140
116

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,099	*,e	The ExOne Company	$49,307
29,628	*	Thermon Group Holdings	714,924
32,498		Timken Co	1,084,783
18,588	e	Titan International, Inc	173,612
6,762	*	Titan Machinery, Inc	95,006
23,635		Toro Co	1,614,980
26,341		TransDigm Group, Inc	5,960,968
14,357	*	Trex Co, Inc	651,377
18,336	*	Trimas Corp	430,896
66,196		Trinity Industries, Inc	1,936,895
21,201		Triumph Group, Inc	1,141,674
3,684		Twin Disc, Inc	59,312
41,131	*	United Rentals, Inc	2,755,366
377,127		United Technologies Corp	37,829,609
8,250		Universal Forest Products, Inc	523,875
37,812	*,e	USG Corp	1,171,416
10,648		Valmont Industries, Inc	1,184,377
4,334	*	Vectrus, Inc	100,549
3,422	*	Veritiv Corp	127,504
6,360	*,e	Vicor Corp	66,208
27,626	e	W.W. Grainger, Inc	6,318,342
30,017	*	Wabash National Corp	412,434
22,514	*	WABCO Holdings, Inc	2,779,804
10,538		Watsco, Inc	1,351,393
11,307		Watts Water Technologies, Inc (Class A)	627,086
22,429	*,e	WESCO International, Inc	1,376,243
40,140		Westinghouse Air Brake Technologies Corp	4,061,767
26,864		Woodward Governor Co	1,326,007
4,989	*	Xerium Technologies, Inc	84,663
79,368		Xylem, Inc	2,740,577
		TOTAL CAPITAL GOODS	739,507,653

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
22,665		ABM Industries, Inc	747,038
21,168	e	Acacia Research (Acacia Technologies)	199,191
45,827	*	ACCO Brands Corp	374,865
8,969		Administaff, Inc	450,961
73,956	e	ADT Corp	2,553,701
17,461	*	Advisory Board Co	1,045,914
8,688		American Ecology Corp	398,692
17,200	*	ARC Document Solutions, Inc	118,852
2,966		Barrett Business Services, Inc	122,792
19,508		Brady Corp (Class A)	458,828
20,984		Brink’s Co	655,330
15,707	*	Casella Waste Systems, Inc (Class A)	99,739
18,954	*,e	CBIZ, Inc	185,749
5,378		CDI Corp	65,128
13,882		CEB, Inc	1,062,251
9,740	e	Ceco Environmental Corp	87,660
43,711		Cintas Corp	3,737,290
126,473	*	Civeo Corp	270,652
24,625	*	Clean Harbors, Inc	1,219,430
117

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

52,474	*	Copart, Inc	$1,890,638
47,660		Covanta Holding Corp	940,808
4,164	*	CRA International, Inc	97,188
20,444		Deluxe Corp	1,317,207
15,852		Dun & Bradstreet Corp	1,977,854
10,065		Ennis, Inc	168,891
50,075		Equifax, Inc	5,114,160
15,568		Essendant, Inc	573,214
10,306		Exponent, Inc	458,514
4,553	*	Franklin Covey Co	86,097
17,184	*	FTI Consulting, Inc	703,169
8,121		G & K Services, Inc (Class A)	532,413
5,783	*	GP Strategies Corp	165,914
28,972	e	Healthcare Services Group	1,011,413
7,483		Heidrick & Struggles International, Inc	163,653
5,084	*	Heritage-Crystal Clean, Inc	65,329
25,719		Herman Miller, Inc	721,161
15,433	*	Hill International, Inc	73,770
19,749		HNI Corp	979,353
9,511	*	Huron Consulting Group, Inc	727,306
7,835	*	ICF International, Inc	287,231
71,647	*	ICO Global Communications Holdings Ltd	98,873
28,986	*	IHS, Inc (Class A)	3,624,120
15,602	*	Innerworkings, Inc	117,015
26,879		Interface, Inc	698,048
59,039		KAR Auction Services, Inc	2,298,388
11,838		Kelly Services, Inc (Class A)	176,860
10,767		Kforce, Inc	251,625
13,713		Kimball International, Inc (Class B)	155,231
19,323		Knoll, Inc	467,617
22,769		Korn/Ferry International	762,306
33,590		Manpower, Inc	3,039,223
13,491		Matthews International Corp (Class A)	726,490
10,372		McGrath RentCorp	263,034
6,545	*	Mistras Group, Inc	117,745
18,929		Mobile Mini, Inc	702,834
11,856		MSA Safety, Inc	612,362
5,330		Multi-Color Corp	340,374
19,412	*	Navigant Consulting, Inc	305,157
154,038		Nielsen Holdings NV	7,464,681
3,010		NL Industries, Inc	20,257
22,397	*	On Assignment, Inc	858,253
87,078		Pitney Bowes, Inc	1,821,672
12,046		Quad	198,157
86,215	e	R.R. Donnelley & Sons Co	1,513,073
104,204		Republic Services, Inc	4,431,796
15,702		Resources Connection, Inc	248,563
58,314		Robert Half International, Inc	3,209,019
67,440		Rollins, Inc	1,955,760
22,513	*	RPX Corp	348,501
6,998	*	SP Plus Corp	182,998
32,910		Steelcase, Inc (Class A)	587,444
118

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

40,173	*	Stericycle, Inc	$5,663,188
8,338	*	Team, Inc	361,869
25,530		Tetra Tech, Inc	680,119
28,830		Towers Watson & Co	3,655,067
6,571	*	TRC Cos, Inc	63,082
17,308	*	TriNet Group, Inc	465,239
17,447	*	TrueBlue, Inc	449,435
179,545		Tyco International plc	6,820,915
5,936		Unifirst Corp	657,828
72,634	*	Verisk Analytics, Inc	5,673,442
8,044		Viad Corp	230,621
3,484	*,e	Volt Information Sciences, Inc	33,551
1,597		VSE Corp	75,698
15,815	*	WageWorks, Inc	789,959
49,937		Waste Connections, Inc	2,503,342
205,025		Waste Management, Inc	10,482,928
21,258		West Corp	613,293
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	108,726,398

CONSUMER DURABLES & APPAREL - 1.7%
5,230		Arctic Cat, Inc	149,630
4,218		Bassett Furniture Industries, Inc	138,308
13,771	*	Beazer Homes USA, Inc	264,128
10,025	*	Black Diamond, Inc	95,187
38,562		Brunswick Corp	2,047,257
92,422		Callaway Golf Co	846,586
22,250		Carter’s, Inc	2,256,372
3,668	*	Cavco Industries, Inc	268,057
8,148	*,e	Century Communities, Inc	164,590
3,656	*	Cherokee, Inc	102,624
115,804		Coach, Inc	3,613,085
12,865		Columbia Sportswear Co	920,362
34,925	*,e	CROCS, Inc	549,370
3,648		CSS Industries, Inc	103,567
4,107		Culp, Inc	124,237
14,574	*	Deckers Outdoor Corp	1,062,153
138,576		DR Horton, Inc	4,114,321
3,755		Escalade, Inc	64,811
10,103	e	Ethan Allen Interiors, Inc	305,010
1,909		Flexsteel Industries, Inc	76,207
18,198	*	Fossil Group, Inc	1,251,112
51,453	*	Garmin Ltd	2,156,395
16,700	*	G-III Apparel Group Ltd	1,206,241
40,123	*,e	GoPro, Inc	2,491,638
5,869	*	Green Brick Partners, Inc	70,780
168,760		Hanesbrands, Inc	5,236,623
35,167		Harman International Industries, Inc	3,786,079
47,153		Hasbro, Inc	3,712,827
12,573	*	Helen of Troy Ltd	1,103,658
3,936		Hooker Furniture Corp	98,203
59,283	*,e	Hovnanian Enterprises, Inc (Class A)	119,752
20,068	*	Iconix Brand Group, Inc	436,078
119

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,344	*	Installed Building Products Inc	$416,896
12,744	*,e	iRobot Corp	392,388
7,723	*,e	Jakks Pacific, Inc	76,072
80,507	*	Jarden Corp	4,427,885
2,125		Johnson Outdoors, Inc	44,837
53,642	*	Kate Spade & Co	1,079,277
35,932	e	KB Home	574,193
22,054		La-Z-Boy, Inc	560,172
58,131		Leggett & Platt, Inc	2,779,243
3,888		Lennar Corp (B Shares)	170,528
73,885		Lennar Corp (Class A)	3,918,860
6,092	*,e	LGI Homes, Inc	119,038
10,480		Libbey, Inc	389,961
3,865		Lifetime Brands, Inc	56,197
47,053	*	Lululemon Athletica, Inc	2,957,752
9,944	*,e	M/I Homes, Inc	249,396
7,425	*	Malibu Boats Inc	143,377
4,381		Marine Products Corp	27,294
167,055		Mattel, Inc	3,877,347
16,143	e	MDC Holdings, Inc	482,030
16,210	*	Meritage Homes Corp	731,071
84,501	*	Michael Kors Holdings Ltd	3,548,197
25,675	*	Mohawk Industries, Inc	5,175,823
6,272		Movado Group, Inc	158,870
1,709		Nacco Industries, Inc (Class A)	86,766
13,166	*	Nautilus, Inc	278,198
4,014	*	New Home Co Inc	68,118
111,444		Newell Rubbermaid, Inc	4,823,296
295,413		Nike, Inc (Class B)	34,037,486
1,763	*	NVR, Inc	2,626,941
6,100		Oxford Industries, Inc	511,973
19,283	*	Performance Sports Group Ltd	316,627
5,118	*	Perry Ellis International, Inc	123,293
34,944		Phillips-Van Heusen Corp	4,054,902
27,891		Polaris Industries, Inc	3,822,740
18,132		Pool Corp	1,276,855
156,252		Pulte Homes, Inc	3,237,541
24,970		Ralph Lauren Corp	3,143,473
19,255		Ryland Group, Inc	875,525
12,279	*,e	Sequential Brands Group, Inc	217,707
18,479	*	Skechers U.S.A., Inc (Class A)	2,780,166
10,162	*	Skullcandy, Inc	74,284
22,075	*,e	Smith & Wesson Holding Corp	358,056
66,176	*	Standard-Pacific Corp	594,922
23,398	*	Steven Madden Ltd	975,229
7,676		Sturm Ruger & Co, Inc	460,714
3,027		Superior Uniform Group, Inc	58,209
15,358	*	Taylor Morrison Home Corp	295,642
25,885	*	Tempur-Pedic International, Inc	1,955,612
74,047	*	Toll Brothers, Inc	2,881,909
16,121	*	TopBuild Corp	463,640
67,903	*	TRI Pointe Homes, Inc	1,004,964
120

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,112	*	Tumi Holdings, Inc	$444,906
21,846	e	Tupperware Corp	1,277,336
76,504	*	Under Armour, Inc (Class A)	7,599,142
7,829	*	Unifi, Inc	241,603
7,354	*	Universal Electronics, Inc	381,231
11,056	*,e	Vera Bradley, Inc	120,068
144,015		VF Corp	11,102,116
7,003	*	Vince Holding Corp	68,699
26,765	*	Vista Outdoor, Inc	1,262,505
6,176	*	WCI Communities, Inc	155,882
2,514		Weyco Group, Inc	72,554
33,420		Whirlpool Corp	5,939,737
9,640	*	William Lyon Homes, Inc	230,010
43,079		Wolverine World Wide, Inc	1,263,076
12,715	*	Zagg, Inc	98,796
		TOTAL CONSUMER DURABLES & APPAREL	172,954,401

CONSUMER SERVICES - 2.3%
10,212	*	2U, Inc	327,703
6,940	*	American Public Education, Inc	179,538
44,579	*	Apollo Group, Inc (Class A)	571,057
78,771		ARAMARK Holdings Corp	2,506,493
5,634	*	Ascent Media Corp (Series A)	219,895
45,558	*	Belmond Ltd.	551,707
10,126	*	BJ’s Restaurants, Inc	522,097
50,801		Bloomin’ Brands, Inc	1,183,155
9,783		Bob Evans Farms, Inc	488,367
2,987	*,e	Bojangles’, Inc	74,645
32,562	*	Boyd Gaming Corp	556,485
7,860	*	Bravo Brio Restaurant Group, Inc	102,101
6,509	*	Bridgepoint Education, Inc	61,315
15,224	*	Bright Horizons Family Solutions	917,094
26,863		Brinker International, Inc	1,609,094
7,819	*	Buffalo Wild Wings, Inc	1,529,240
17,857	*,e	Caesars Acquisition Co	116,249
26,717	*,e	Caesars Entertainment Corp	139,196
6,499	*	Cambium Learning Group, Inc	30,545
4,909		Capella Education Co	252,863
28,671	*	Career Education Corp	91,174
184,263		Carnival Corp	9,819,375
6,526		Carriage Services, Inc	156,820
14,599	*	Carrols Restaurant Group, Inc	160,881
19,861		Cheesecake Factory	1,146,774
32,521	*,e	Chegg, Inc	270,250
13,224	*	Chipotle Mexican Grill, Inc (Class A)	9,815,250
14,117		Choice Hotels International, Inc	715,167
6,490		Churchill Downs, Inc	876,539
6,557	*,e	Chuy’s Holdings, Inc	186,284
18,313		ClubCorp Holdings, Inc	427,059
2,954		Collectors Universe	59,553
8,576	e	Cracker Barrel Old Country Store, Inc	1,302,609
54,138		Darden Restaurants, Inc	3,993,219
121

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,479	*	Dave & Buster’s Entertainment, Inc	$484,185
9,227	*	Del Frisco’s Restaurant Group, Inc	147,171
42,001	*	Denny’s Corp	493,932
26,395		DeVry, Inc	801,880
17,203	*,e	Diamond Resorts International, Inc	539,142
6,603		DineEquity, Inc	686,778
23,246		Domino’s Pizza, Inc	2,646,325
40,819	e	Dunkin Brands Group, Inc	2,199,736
5,479	*,e	El Pollo Loco Holdings, Inc	102,950
10,436	*	Eldorado Resorts, Inc	88,184
6,588	*,e	Empire Resorts, Inc	32,874
22,229		Extended Stay America, Inc	422,351
11,085	*	Fiesta Restaurant Group, Inc	644,371
1,540		Graham Holdings Co	1,061,922
19,507	*	Grand Canyon Education, Inc	847,189
117,778		H&R Block, Inc	3,920,830
4,579	*,e	Habit Restaurants, Inc	136,042
213,466	*	Hilton Worldwide Holdings, Inc	5,731,562
89,266	*	Houghton Mifflin Harcourt Co	2,332,521
16,138	*	Hyatt Hotels Corp	900,985
38,929	*,e	International Game Technology plc	770,794
11,231		International Speedway Corp (Class A)	384,886
16,120		Interval Leisure Group, Inc	343,678
10,279	*	Intrawest Resorts Holdings Inc	102,482
9,057	*	Isle of Capri Casinos, Inc	165,200
15,909		Jack in the Box, Inc	1,511,355
6,376	*,e	Jamba, Inc	103,865
15,763	*	K12, Inc	207,914
3,281	*,e	Kona Grill, Inc	62,470
26,455	*	Krispy Kreme Doughnuts, Inc	493,121
37,499	*	La Quinta Holdings, Inc	795,729
155,051		Las Vegas Sands Corp	8,689,058
1,654		Liberty Tax, Inc	43,434
39,580	*,e	LifeLock, Inc	313,474
8,153		Marcus Corp	170,887
88,799		Marriott International, Inc (Class A)	6,447,695
11,656		Marriott Vacations Worldwide Corp	974,442
406,205		McDonald’s Corp	40,563,631
186,686	*	MGM Resorts International	3,662,779
4,064	*	Monarch Casino & Resort, Inc	75,631
11,090	*	Morgans Hotel Group Co	66,540
4,850	*,e	Noodles & Co	75,078
58,512	*	Norwegian Cruise Line Holdings Ltd	3,652,319
10,958	*	Panera Bread Co (Class A)	2,236,747
12,134		Papa John’s International, Inc	916,845
12,716	*,e	Papa Murphy’s Holdings, Inc	245,419
32,682	*	Penn National Gaming, Inc	623,573
26,419	*	Pinnacle Entertainment, Inc	1,017,131
11,300	*	Popeyes Louisiana Kitchen, Inc	685,684
8,815	*,e	Potbelly Corp	120,237
6,436	*	Red Robin Gourmet Burgers, Inc	589,859
17,984	*	Regis Corp	263,106
122

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

72,469		Royal Caribbean Cruises Ltd	$6,511,340
25,656	*	Ruby Tuesday, Inc	188,315
14,638		Ruth’s Chris Steak House, Inc	256,604
21,569	*,e	Scientific Games Corp (Class A)	325,692
30,915	e	SeaWorld Entertainment, Inc	536,066
84,904		Service Corp International	2,590,421
42,979	*	ServiceMaster Global Holdings, Inc	1,664,577
2,332	*,e	Shake Shack, Inc	158,693
29,843		Six Flags Entertainment Corp	1,391,878
21,460		Sonic Corp	637,791
25,664		Sotheby’s (Class A)	1,073,525
4,910		Speedway Motorsports, Inc	102,864
655,179		Starbucks Corp	37,954,519
72,671		Starwood Hotels & Resorts Worldwide, Inc	5,774,438
879	*	Steak N Shake Co	382,198
5,765	*	Steiner Leisure Ltd	332,640
4,510	*	Strayer Education, Inc	250,801
28,365		Texas Roadhouse, Inc (Class A)	1,117,297
10,044		Universal Technical Institute, Inc	63,980
15,172		Vail Resorts, Inc	1,664,217
112,021		Wendy’s	1,149,335
51,316		Wyndham Worldwide Corp	4,234,596
41,345		Wynn Resorts Ltd	4,268,044
181,931		Yum! Brands, Inc	15,966,265
7,959	*,e	Zoe’s Kitchen, Inc	356,961
		TOTAL CONSUMER SERVICES	230,508,843

DIVERSIFIED FINANCIALS - 4.0%
23,547	*	Affiliated Managers Group, Inc	4,895,421
201,513	*	Ally Financial, Inc	4,588,451
376,759		American Express Co	28,656,290
77,116		Ameriprise Financial, Inc	9,691,168
7,917	e	Arlington Asset Investment Corp (Class A)	151,215
15,413		Artisan Partners Asset Management, Inc	735,971
494	*	Ashford, Inc	29,457
477,171		Bank of New York Mellon Corp	20,709,221
75,043		BGC Partners, Inc (Class A)	739,174
53,852		BlackRock, Inc	18,111,505
6,593		Calamos Asset Management, Inc (Class A)	79,182
232,590		Capital One Financial Corp	18,909,567
11,259		Cash America International, Inc	312,212
36,357		CBOE Holdings, Inc	2,253,407
482,491		Charles Schwab Corp	16,829,286
2,707	e	CIFC Corp	20,627
143,374		CME Group, Inc	13,769,639
10,133		Cohen & Steers, Inc	313,211
46,375	*	Cowen Group, Inc	262,019
3,556	*	Credit Acceptance Corp	854,187
1,202		Diamond Hill Investment Group, Inc	231,373
188,016		Discover Financial Services	10,493,173
121,393	*	E*TRADE Financial Corp	3,449,989
49,178		Eaton Vance Corp	1,886,468
123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,829	*,e	Encore Capital Group, Inc	$465,755
10,301	*	Enova International, Inc	186,242
13,809		Evercore Partners, Inc (Class A)	811,969
20,397	*	Ezcorp, Inc (Class A)	144,615
42,134		Federated Investors, Inc (Class B)	1,420,337
1,942		Fifth Street Asset Management, Inc	17,828
21,367	e	Financial Engines, Inc	979,891
11,533	*	First Cash Financial Services, Inc	469,047
36,692	*	FNFV Group	534,236
182,323		Franklin Resources, Inc	8,304,813
12,071		Gain Capital Holdings, Inc	84,256
2,529		GAMCO Investors, Inc (Class A)	173,641
188,585		Goldman Sachs Group, Inc	38,673,126
19,045	*	Green Dot Corp	394,612
31,492		Greenhill & Co, Inc	1,238,580
15,606		HFF, Inc (Class A)	715,379
23,151		Interactive Brokers Group, Inc (Class A)	929,513
47,388		IntercontinentalExchange Group, Inc	10,806,360
6,188	*	INTL FCStone, Inc	180,442
179,583		Invesco Ltd	6,931,904
14,488		Investment Technology Group, Inc	294,831
50,000	e	iShares Russell 2000 Index Fund	6,148,000
63,811		Janus Capital Group, Inc	1,045,224
5,810	*,e	JG Wentworth Co	47,874
21,930	*	KCG Holdings, Inc	232,897
45,221	*,e	Ladenburg Thalmann Financial Services, Inc	137,472
52,222		Lazard Ltd (Class A)	2,893,621
42,286		Legg Mason, Inc	2,086,391
142,081		Leucadia National Corp	3,341,745
35,525	e	LPL Financial Holdings, Inc	1,675,004
20,823		MarketAxess Holdings, Inc	2,036,489
3,292		Marlin Business Services Corp	52,310
120,456		McGraw-Hill Financial, Inc	12,256,398
1,266		Medley Management, Inc	11,533
6,782		Moelis & Co	202,917
75,216		Moody’s Corp	8,306,103
659,900		Morgan Stanley	25,630,516
46,951		MSCI, Inc (Class A)	3,200,180
47,079		NASDAQ OMX Group, Inc	2,402,441
168,205		Navient Corp	2,640,818
9,011		Nelnet, Inc (Class A)	354,943
10,526	*	NewStar Financial, Inc	121,786
101,142		Northern Trust Corp	7,736,352
84,298		NorthStar Asset Management Group, Inc	1,544,339
9,152		OM Asset Management plc	161,716
4,811	*,e	On Deck Capital, Inc	64,323
3,966		Oppenheimer Holdings, Inc	90,028
22,644	*	PHH Corp	565,194
9,653	*	Pico Holdings, Inc	119,021
6,514	*	Piper Jaffray Cos	292,153
19,984	*,e	PRA Group, Inc	1,269,983
4,748		Pzena Investment Management, Inc (Class A)	49,379
124

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

51,798		Raymond James Financial, Inc	$3,056,082
4,505	*	Regional Management Corp	87,037
6,469		Resource America, Inc (Class A)	52,270
8,217	*	Safeguard Scientifics, Inc	150,864
64,502		Santander Consumer USA Holdings, Inc	1,559,658
59,238		SEI Investments Co	3,157,978
184,382		SLM Corp	1,683,408
25,000	e	SPDR S&P MidCap 400 ETF Trust	6,837,250
135,601	e	SPDR Trust Series 1	28,544,010
21,854	*	Springleaf Holdings, Inc	1,103,846
175,132		State Street Corp	13,408,106
27,768	*	Stifel Financial Corp	1,525,852
52,988	*	Synchrony Financial	1,820,668
121,561		T Rowe Price Group, Inc	9,376,000
114,583		TD Ameritrade Holding Corp	4,208,634
13,907	e	Tiptree Financial, Inc	81,912
7,143	*	Virtu Financial, Inc	167,860
2,871	e	Virtus Investment Partners, Inc	346,989
94,375		Voya Financial, Inc	4,430,906
36,654		Waddell & Reed Financial, Inc (Class A)	1,646,131
16,330	*,e	Walter Investment Management Corp	355,994
2,714		Westwood Holdings Group, Inc	163,057
49,724	e	WisdomTree Investments, Inc	1,238,128
3,115	*,e	World Acceptance Corp	169,518
1,229	*	ZAIS Group Holdings, Inc	13,408
		TOTAL DIVERSIFIED FINANCIALS	403,632,306

ENERGY - 6.5%
45,655	*	Abraxas Petroleum Corp	85,831
1,000		Adams Resources & Energy, Inc	47,770
22,186		Alon USA Energy, Inc	412,881
214,391		Anadarko Petroleum Corp	15,939,971
29,216	*,e	Antero Resources Corp	803,732
160,347		Apache Corp	7,353,513
17,609	*,e	Approach Resources, Inc	68,499
9,798		Ardmore Shipping Corp	128,746
31,018	e	Atwood Oceanics, Inc	645,174
186,692		Baker Hughes, Inc	10,856,140
19,480	*,e	Basic Energy Services, Inc	117,659
22,543	*,e	Bill Barrett Corp	128,044
34,753	*	Bonanza Creek Energy, Inc	271,421
15,099		Bristow Group, Inc	680,210
41,747	*,e	C&J Energy Services Ltd	402,859
187,146		Cabot Oil & Gas Corp	4,895,739
135,824		California Resources Corp	574,535
28,847	*	Callon Petroleum Co	188,659
81,190	*	Cameron International Corp	4,096,847
8,536	e	CARBO Ceramics, Inc	280,408
22,487	*	Carrizo Oil & Gas, Inc	857,429
104,316	*	Cheniere Energy, Inc	7,194,675
256,139	e	Chesapeake Energy Corp	2,218,164
818,251		Chevron Corp	72,398,849
125

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,558		Cimarex Energy Co	$4,118,779
2,756	*,e	Clayton Williams Energy, Inc	111,012
32,484	*,e	Clean Energy Fuels Corp	187,108
26,393	*,e	Cloud Peak Energy, Inc	83,930
154,878	*	Cobalt International Energy, Inc	1,194,109
132,305		Columbia Pipeline Group, Inc	3,860,660
51,077	*	Concho Resources, Inc	5,442,765
530,081		ConocoPhillips	26,684,278
95,917	e	Consol Energy, Inc	1,584,549
7,333	*	Contango Oil & Gas Co	67,317
36,856	*	Continental Resources, Inc	1,231,359
7,838	e	CVR Energy, Inc	299,647
24,009		Delek US Holdings, Inc	856,401
154,846	e	Denbury Resources, Inc	610,093
173,438	*	Devon Energy Corp	8,571,306
38,947		DHT Holdings, Inc	309,629
27,486	e	Diamond Offshore Drilling, Inc	603,318
29,953	*	Diamondback Energy, Inc	2,015,837
10,808	*	Dorian LPG Ltd	170,010
16,208	*	Dril-Quip, Inc	946,709
736	*	Earthstone Energy, Inc	12,004
20,091	*,e	Eclipse Resources Corp	77,350
30,359		Energen Corp	1,675,817
19,728	*,e	Energy Fuels, Inc	75,558
103,036		Ensco plc	1,708,337
232,760		EOG Resources, Inc	17,966,744
16,378	*,e	EP Energy Corp	137,084
65,042		EQT Corp	4,998,478
10,822	*	Era Group, Inc	183,216
11,869	*,e	Erin Energy Corp	49,019
8,771		Evolution Petroleum Corp	45,785
28,470		Exterran Holdings, Inc	705,771
1,813,499	d	Exxon Mobil Corp	143,647,256
26,103	*,e	Fairmount Santrol Holdings, Inc	156,096
97,397	*	FMC Technologies, Inc	3,190,726
24,789	*	Forum Energy Technologies, Inc	378,776
42,159		Frank’s International NV	682,554
31,598	*,e	Frontline Ltd	97,638
18,454	e	GasLog Ltd	286,406
38,742	*,e	Gastar Exploration, Inc	65,861
5,250	*,e	Geospace Technologies Corp	91,560
37,825	e	Golar LNG Ltd	1,629,123
15,813		Green Plains Renewable Energy, Inc	355,002
11,906	e	Gulfmark Offshore, Inc	112,155
40,712	*	Gulfport Energy Corp	1,333,725
158,083	*,e	Halcon Resources Corp	173,891
4,519	e	Hallador Petroleum Co	31,814
367,060		Halliburton Co	15,339,437
44,702	*	Helix Energy Solutions Group, Inc	374,156
39,829	e	Helmerich & Payne, Inc	2,299,726
107,207		Hess Corp	6,326,285
83,264		HollyFrontier Corp	4,018,321
126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,266	*,e	Hornbeck Offshore Services, Inc	$259,641
9,110	*,e	Independence Contract Drilling, Inc	66,867
60,903	*	ION Geophysical Corp	48,107
341	*	Isramco, Inc	46,754
14,213	*,e	Jones Energy, Inc (Class A)	100,060
64,602	*	Key Energy Services, Inc	58,794
760,947		Kinder Morgan, Inc	26,359,204
129,984	*	Kosmos Energy LLC	935,885
51,586	*,e	Laredo Petroleum Holdings, Inc	442,092
283,628		Marathon Oil Corp	5,959,024
232,723		Marathon Petroleum Corp	12,722,966
31,972	*	Matador Resources Co	704,343
10,980	*	Matrix Service Co	212,792
104,046	*,e	McDermott International, Inc	457,802
34,743	*	Memorial Resource Development Corp	531,568
74,481		Murphy Oil Corp	2,442,232
155,318		Nabors Industries Ltd	1,803,242
164,282		National Oilwell Varco, Inc	6,921,201
5,354	*	Natural Gas Services Group, Inc	107,722
39,611		Navios Maritime Acq Corp	156,860
69,666	*	Newfield Exploration Co	2,284,348
38,370	*	Newpark Resources, Inc	277,415
99,324	e	Noble Corp plc	1,186,922
180,243		Noble Energy, Inc	6,349,961
9,719	e	Nordic American Offshore Ltd	69,296
36,834	e	Nordic American Tanker Shipping	553,247
41,720	e	North Atlantic Drilling Ltd	39,238
27,104	*,e	Northern Oil And Gas, Inc	129,015
68,138	*,e	Oasis Petroleum, Inc	656,169
325,746		Occidental Petroleum Corp	22,867,369
42,385		Oceaneering International, Inc	1,696,248
21,030	*	Oil States International, Inc	633,213
88,288		Oneok, Inc	3,336,404
11,889	*,e	Pacific Ethanol, Inc	87,741
6,895		Panhandle Oil and Gas, Inc (Class A)	122,869
6,870	*	Par Petroleum Corp	123,729
56,086	*	Parker Drilling Co	142,458
35,250	*	Parsley Energy, Inc	509,715
61,210		Patterson-UTI Energy, Inc	1,009,047
35,933		PBF Energy, Inc	1,134,405
16,899	*	PDC Energy, Inc	793,408
5,035	*	PHI, Inc	139,621
229,982		Phillips 66	18,283,569
29,074	*	Pioneer Energy Services Corp	106,411
63,023		Pioneer Natural Resources Co	7,989,426
74,105		Questar Market Resources, Inc	1,028,577
71,191		Range Resources Corp	2,800,654
18,598	*	Renewable Energy Group, Inc	189,700
3,235	*,e	Rex American Resources Corp	167,055
22,629	*,e	Rex Energy Corp	50,689
30,797	*,e	Rice Energy, Inc	555,886
127

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,993	*,e	RigNet, Inc	$155,398
11,266	*	Ring Energy, Inc	92,043
58,956		Rowan Cos plc	1,015,812
25,649	e	RPC, Inc	315,483
22,969	*	RSP Permian, Inc	569,631
22,553	*,e	Sanchez Energy Corp	165,313
541,009		Schlumberger Ltd	44,806,365
75,986		Scorpio Tankers, Inc	816,090
7,758	*	SEACOR Holdings, Inc	490,073
214,671	e	Seadrill Ltd	1,912,719
19,215		SemGroup Corp	1,365,994
79,429	*,e	Seventy Seven Energy, Inc	247,818
29,283	e	Ship Finance International Ltd	489,905
161,878	*	Southwestern Energy Co	3,010,931
282,167		Spectra Energy Corp	8,538,373
31,052		St. Mary Land & Exploration Co	1,151,098
24,572	*	Stone Energy Corp	142,272
63,455		Superior Energy Services	1,078,735
95,646	*	Synergy Resources Corp	930,636
23,245		Targa Resources Investments, Inc	2,056,020
19,569		Teekay Corp	700,766
35,235		Teekay Tankers Ltd (Class A)	252,635
16,145		Tesco Corp	154,992
53,811		Tesoro Corp	5,237,963
35,635	*	Tetra Technologies, Inc	169,623
20,373	e	Tidewater, Inc	397,885
9,385	*,e	TransAtlantic Petroleum Ltd	30,783
23,996	*,e	Triangle Petroleum Corp	89,025
76,534	*,e	Ultra Petroleum Corp	595,435
20,690	*	Unit Corp	408,214
39,185	*,e	Uranium Energy Corp	52,508
23,072	e	US Silica Holdings Inc	519,581
222,700		Valero Energy Corp	14,609,120
18,049	e	W&T Offshore, Inc	68,045
353,050	*	Weatherford International Ltd	3,770,574
29,912		Western Refining, Inc	1,320,914
9,255	*,e	Westmoreland Coal Co	144,285
87,031	*	Whiting Petroleum Corp	1,783,265
323,104		Williams Cos, Inc	16,956,498
30,959		World Fuel Services Corp	1,258,483
95,913	*	WPX Energy, Inc	834,443
		TOTAL ENERGY	652,178,949

FOOD & STAPLES RETAILING - 2.1%
11,700		Andersons, Inc	436,410
16,330		Casey’s General Stores, Inc	1,669,171
9,311	*,e	Chefs’ Warehouse Holdings, Inc	160,149
185,579		Costco Wholesale Corp	26,964,629
478,138		CVS Corp	53,776,181
12,595	*,e	Fairway Group Holdings Corp	37,785
18,168	*,e	Fresh Market, Inc	554,124
5,387		Ingles Markets, Inc (Class A)	249,310
128

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

416,136		Kroger Co	$16,329,177
5,067	*,e	Natural Grocers by Vitamin C	135,492
8,315	e	Pricesmart, Inc	805,807
433,964	*	Rite Aid Corp	3,866,619
9,346	*	Smart & Final Stores, Inc	162,620
17,874		Spartan Stores, Inc	575,722
64,183	*	Sprouts Farmers Market, Inc	1,573,767
109,376	*	Supervalu, Inc	1,008,447
248,181		Sysco Corp	9,011,452
20,912	*	United Natural Foods, Inc	952,123
2,593		Village Super Market (Class A)	74,367
370,100		Walgreens Boots Alliance, Inc	35,762,763
686,118		Wal-Mart Stores, Inc	49,386,773
4,144		Weis Markets, Inc	174,753
152,261		Whole Foods Market, Inc	5,542,300
		TOTAL FOOD & STAPLES RETAILING	209,209,941

FOOD, BEVERAGE & TOBACCO - 4.6%
1,581		Alico, Inc	70,861
850,548		Altria Group, Inc	46,252,800
3,021	*	Arcadia Biosciences, Inc	12,809
263,968		Archer Daniels Midland Co	12,517,363
23,889		B&G Foods, Inc (Class A)	705,442
3,908	*,e	Boston Beer Co, Inc (Class A)	861,792
23,969	*,e	Boulder Brands, Inc	199,662
11,062	e	Brown-Forman Corp	1,321,798
54,198		Brown-Forman Corp (Class B)	5,875,605
67,838		Bunge Ltd	5,416,864
7,234		Calavo Growers, Inc	394,325
13,113	e	Cal-Maine Foods, Inc	710,200
72,416		Campbell Soup Co	3,570,833
28,161	*	Castle Brands, Inc	33,230
2,067		Coca-Cola Bottling Co Consolidated	334,854
1,689,918		Coca-Cola Co	69,421,832
100,466		Coca-Cola Enterprises, Inc	5,131,803
179,388		ConAgra Foods, Inc	7,903,835
69,509		Constellation Brands, Inc (Class A)	8,342,470
3,993	*	Craft Brewers Alliance, Inc	41,248
69,883	*	Darling International, Inc	897,997
38,596		Dean Foods Co	687,009
10,973	*	Diamond Foods, Inc	354,538
80,141		Dr Pepper Snapple Group, Inc	6,428,911
3,496	*	Farmer Bros Co	82,715
72,547		Flowers Foods, Inc	1,571,368
19,743		Fresh Del Monte Produce, Inc	780,243
8,938	*,e	Freshpet, Inc	147,656
251,101		General Mills, Inc	14,616,589
43,152	*	Hain Celestial Group, Inc	2,933,473
61,108		Hershey Co	5,676,322
56,129		Hormel Foods Corp	3,323,398
29,916		Ingredion, Inc	2,638,591
5,854	*	Inventure Foods, Inc	57,545
129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,300		J&J Snack Foods Corp	$864,028
49,880		J.M. Smucker Co	5,571,097
3,701		John B. Sanfilippo & Son, Inc	192,415
103,892		Kellogg Co	6,874,534
54,987		Keurig Green Mountain, Inc	4,126,225
254,834		Kraft Heinz Co	20,251,658
13,106		Lancaster Colony Corp	1,221,610
20,510		Lance, Inc	666,985
10,815	*	Landec Corp	144,380
1,889	*	Lifeway Foods, Inc	27,806
4,909	e	Limoneira Co	101,076
53,223		McCormick & Co, Inc	4,364,818
84,948		Mead Johnson Nutrition Co	7,508,554
4,362		Mgp Ingredients, Inc	64,427
57,471		Molson Coors Brewing Co (Class B)	4,088,487
697,887		Mondelez International, Inc	31,495,640
65,463	*	Monster Beverage Corp	10,051,844
4,631	*	National Beverage Corp	110,079
8,734	*	Omega Protein Corp	124,198
641,338		PepsiCo, Inc	61,792,916
662,112		Philip Morris International, Inc	56,630,439
28,735	e	Pilgrim’s Pride Corp	621,825
48,654		Pinnacle Foods, Inc	2,186,997
23,162	*	Post Holdings, Inc	1,244,726
176,988		Reynolds American, Inc	15,183,801
9,235	e	Sanderson Farms, Inc	665,012
127	*	Seaboard Corp	441,325
3,366	*	Seneca Foods Corp	98,254
9,335	*,e	Synutra International, Inc	60,398
8,007	e	Tootsie Roll Industries, Inc	259,987
17,956	*	TreeHouse Foods, Inc	1,471,674
127,081		Tyson Foods, Inc (Class A)	5,636,042
9,195	e	Universal Corp	524,575
42,891	e	Vector Group Ltd	1,086,000
73,799	*	WhiteWave Foods Co (Class A)	3,809,504
		TOTAL FOOD, BEVERAGE & TOBACCO	458,879,317

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
3,292	*,e	AAC Holdings, Inc	125,129
9,364		Abaxis, Inc	468,762
631,661		Abbott Laboratories	32,018,896
17,634	*	Abiomed, Inc	1,365,930
21,795	*	Acadia Healthcare Co, Inc	1,738,805
33,412	*,e	Accuray, Inc	213,169
12,270		Aceto Corp	287,486
3,135	*	Addus HomeCare Corp	85,084
2,603	*,e	Adeptus Health, Inc	286,044
148,728		Aetna Inc	16,801,802
16,272	*	Air Methods Corp	640,954
33,754	*	Align Technology, Inc	2,116,376
2,068	*	Alliance HealthCare Services, Inc	30,937
75,719	*	Allscripts Healthcare Solutions, Inc	1,094,897
130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,624	*	Almost Family, Inc	$158,586
11,794	*	Amedisys, Inc	514,572
101,345		AmerisourceBergen Corp	10,717,234
19,860	*	AMN Healthcare Services, Inc	584,480
20,148	*	Amsurg Corp	1,445,418
5,026		Analogic Corp	404,844
10,989	*	Angiodynamics, Inc	170,329
5,745	*	Anika Therapeutics, Inc	217,735
67,061	*,e	Antares Pharma, Inc	141,499
113,637		Anthem, Inc	17,530,780
16,427	*,e	athenahealth, Inc	2,299,123
12,235	*	AtriCure, Inc	340,011
618		Atrion Corp	249,610
32,040		Bard (C.R.), Inc	6,300,666
231,299		Baxter International, Inc	9,270,464
87,648		Becton Dickinson & Co	13,335,643
10,042	*	Bio-Reference Labs, Inc	445,564
29,228	*,e	BioScrip, Inc	73,362
11,531	*	BioTelemetry, Inc	141,024
619,227	*	Boston Scientific Corp	10,737,396
77,316	*	Brookdale Senior Living, Inc	2,561,479
14,197		Cantel Medical Corp	779,131
12,254	*	Capital Senior Living Corp	273,142
140,831		Cardinal Health, Inc	11,967,818
13,355	*	Cardiovascular Systems, Inc	398,513
14,031	*,e	Castlight Health, Inc	100,743
50,032	*	Centene Corp	3,508,744
129,715	*	Cerner Corp	9,303,160
41,094	*,e	Cerus Corp	223,140
7,648	e	Chemed Corp	1,135,422
109,121		Cigna Corp	15,719,971
4,822	*	Civitas Solutions, Inc	108,447
50,157	*	Community Health Systems, Inc	2,934,686
4,462	e	Computer Programs & Systems, Inc	208,688
11,474		Conmed Corp	650,805
2,706	*,e	Connecture, Inc	25,518
25,076		Cooper Cos, Inc	4,438,452
10,994	*,e	Corindus Vascular Robotics, Inc	39,908
4,880	*	Corvel Corp	155,965
13,339	*	Cross Country Healthcare, Inc	161,002
12,510		CryoLife, Inc	136,984
6,000	*	Cutera, Inc	91,080
10,693	*	Cyberonics, Inc	656,550
9,493	*	Cynosure, Inc (Class A)	368,328
73,738	*	DaVita, Inc	5,827,514
57,908		Dentsply International, Inc	3,295,544
33,505	*	DexCom, Inc	2,836,198
15,274	*,e	Diplomat Pharmacy, Inc	705,353
45,195	*	Edwards Lifesciences Corp	6,876,871
28,698	*	Endologix, Inc	409,233
10,478		Ensign Group, Inc	535,635
2,354	*	Entellus Medical, Inc	52,965
131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

77,488	*	Envision Healthcare Holdings, Inc	$3,471,462
3,811	*	Exactech, Inc	76,144
17,896	*	ExamWorks Group, Inc	627,792
320,793	*	Express Scripts Holding Co	28,893,826
17,289	*	Five Star Quality Care, Inc	78,146
16,025	*	Genesis Health Care, Inc	97,913
19,474	*,e	GenMark Diagnostics, Inc	165,529
32,391	*	Globus Medical, Inc	908,891
10,451	*	Greatbatch, Inc	569,893
21,191	*	Haemonetics Corp	847,852
20,575	*,e	Halyard Health, Inc	838,225
16,631	*,e	Hanger Orthopedic Group, Inc	359,895
143,750	*	HCA Holdings, Inc	13,370,187
32,018	*	Health Net, Inc	2,140,723
15,167	*	HealthEquity, Inc	510,521
39,569		Healthsouth Corp	1,808,303
10,518	*	HealthStream, Inc	295,135
12,854	*	Healthways, Inc	162,732
8,118	*,e	HeartWare International, Inc	736,384
36,284	*	Henry Schein, Inc	5,369,306
23,565		Hill-Rom Holdings, Inc	1,320,347
36,714	*	HMS Holdings Corp	422,945
103,287	*	Hologic, Inc	4,302,936
67,663		Humana, Inc	12,320,756
6,479	*	ICU Medical, Inc	647,382
40,550	*	Idexx Laboratories, Inc	2,949,201
4,024	*	Imprivata, Inc	61,165
54,999	*	IMS Health Holdings, Inc	1,823,217
6,736	*	Inogen Inc	299,483
10,588	*,e	Inovalon Holdings, Inc	255,806
23,860	*	Insulet Corp	808,615
11,957	*	Integra LifeSciences Holdings Corp	766,802
15,461	*	Intuitive Surgical, Inc	8,243,341
13,425		Invacare Corp	228,896
35,827	*	Inverness Medical Innovations, Inc	1,741,550
11,172	*,e	InVivo Therapeutics Holdings Corp	162,553
7,088	*	IPC The Hospitalist Co, Inc	393,030
1,187	*,e	iRadimed Corp	29,438
7,484	*	K2M Group Holdings, Inc	171,234
36,267		Kindred Healthcare, Inc	748,188
47,275	*	Laboratory Corp of America Holdings	6,017,635
3,821		Landauer, Inc	135,569
9,914	*	LDR Holding Corp	450,690
4,833		LeMaitre Vascular, Inc	68,822
5,627	*	LHC Group, Inc	226,712
18,242	*	LifePoint Hospitals, Inc	1,511,532
12,424	*	Magellan Health Services, Inc	752,770
20,112	*	Masimo Corp	838,268
97,598		McKesson Corp	21,527,191
24,575	*	MedAssets, Inc	572,598
23,205	*	Medidata Solutions, Inc	1,248,429
620,323		Medtronic plc	48,627,120
132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,315	*	Merge Healthcare, Inc	$160,939
17,521		Meridian Bioscience, Inc	316,955
18,617	*	Merit Medical Systems, Inc	475,851
15,348	*	Molina Healthcare, Inc	1,157,700
4,200		National Healthcare Corp	265,440
3,676	e	National Research Corp	54,405
13,759	*	Natus Medical, Inc	621,356
16,383	*	Neogen Corp	953,327
6,395	*	Nevro Corp	324,674
12,957	*	Nobilis Health Corp	76,317
20,656	*	NuVasive, Inc	1,136,287
26,704	*	NxStage Medical, Inc	381,333
40,916		Omnicare, Inc	3,962,715
14,598	*	Omnicell, Inc	533,119
23,565	*	OraSure Technologies, Inc	116,411
7,923	*	Orthofix International NV	264,311
42,182	e	Owens & Minor, Inc	1,483,119
8,842	*,e	Oxford Immunotec Global plc	117,156
34,998		Patterson Cos, Inc	1,755,500
40,195	*	Pediatrix Medical Group, Inc	3,402,105
12,509	*	PharMerica Corp	427,433
17,796	*	Premier, Inc	636,385
4,133	*	Press Ganey Holdings, Inc	129,404
5,733	*	Providence Service Corp	269,795
23,815		Quality Systems, Inc	303,641
61,330		Quest Diagnostics, Inc	4,526,767
11,443	*,e	Quidel Corp	236,985
14,581	*	RadNet, Inc	97,547
59,175	e	Resmed, Inc	3,429,191
21,277	*,e	Rockwell Medical Technologies, Inc	293,623
22,692	*	RTI Biologics, Inc	165,198
3,985	*	SeaSpine Holdings Corp	62,485
4,961	*,e	Second Sight Medical Products, Inc	70,000
42,766		Select Medical Holdings Corp	617,113
2,850	*	Sientra, Inc	66,263
31,571	*	Sirona Dental Systems, Inc	3,276,438
18,075	*,e	Spectranetics Corp	309,083
118,108		St. Jude Medical, Inc	8,718,733
14,817	*,e	Staar Surgical Co	129,945
24,460		STERIS Corp	1,690,920
144,482		Stryker Corp	14,776,174
8,814	*	Surgical Care Affiliates, Inc	335,108
5,430	*	SurModics, Inc	127,551
7,897	*,e	Tandem Diabetes Care, Inc	99,107
29,921	*	Team Health Holdings, Inc	2,016,975
17,118	e	Teleflex, Inc	2,293,641
46,902	*	Tenet Healthcare Corp	2,640,583
22,510	*	Thoratec Corp	1,424,658
15,239	*	Tornier BV	379,299
15,929	*	TransEnterix, Inc	52,088
10,733	*	Triple-S Management Corp (Class B)	231,618
6,895	*,e	Trupanion, Inc	53,229
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

50,550	*,e	Unilife Corp	$88,968
414,797		UnitedHealth Group, Inc	50,356,356
19,646	*	Universal American Corp	182,118
38,448		Universal Health Services, Inc (Class B)	5,583,803
4,931		US Physical Therapy, Inc	260,653
1,453		Utah Medical Products, Inc	79,436
43,146	*	Varian Medical Systems, Inc	3,713,576
6,979	*	Vascular Solutions, Inc	259,828
35,160	*	VCA Antech, Inc	2,163,395
30,002	*,e	Veeva Systems, Inc	807,654
2,579	*,e	Veracyte, Inc	29,916
10,460	*	Vocera Communications, Inc	129,704
18,382	*	WellCare Health Plans, Inc	1,485,266
29,883		West Pharmaceutical Services, Inc	1,789,095
35,802	*	Wright Medical Group, Inc	925,124
13,608	*,e	Zeltiq Aesthetics, Inc	467,435
70,942		Zimmer Holdings, Inc	7,382,934
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	532,993,941

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
181,669	e	Avon Products, Inc	1,030,063
17,698	*	Central Garden and Pet Co (Class A)	178,396
55,332		Church & Dwight Co, Inc	4,776,812
54,286		Clorox Co	6,076,775
384,040		Colgate-Palmolive Co	26,122,401
34,643		Coty, Inc	926,007
25,524		Edgewell Personal Care Co	2,442,902
10,401	*,e	Elizabeth Arden, Inc	109,627
25,524	*	Energizer Holdings, Inc	982,929
89,336		Estee Lauder Cos (Class A)	7,960,731
31,228	*,e	Herbalife Ltd	1,576,702
32,919	*	HRG Group, Inc	469,096
6,703		Inter Parfums, Inc	203,704
163,126		Kimberly-Clark Corp	18,754,596
5,231	*	Medifast, Inc	161,481
3,371	e	Natural Health Trends Corp	102,141
3,786		Nature’s Sunshine Products, Inc	47,439
25,040		Nu Skin Enterprises, Inc (Class A)	992,836
3,287	*	Nutraceutical International Corp	79,447
1,470		Oil-Dri Corp of America	38,602
3,493		Orchids Paper Products Co	88,163
1,170,644		Procter & Gamble Co	89,788,395
4,757	*	Revlon, Inc (Class A)	171,109
10,354		Spectrum Brands, Inc	1,097,006
2,534	*,e	USANA Health Sciences, Inc	315,863
6,944		WD-40 Co	622,391
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	165,115,614

INSURANCE - 4.2%
138,378		ACE Ltd	15,051,375
190,960		Aflac, Inc	12,230,988
7,226	*	Alleghany Corp	3,512,775
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,203		Allied World Assurance Co Holdings Ltd	$1,656,719
173,416		Allstate Corp	11,957,033
20,374	*	AMBAC Financial Group, Inc	326,799
33,415		American Equity Investment Life Holding Co	987,079
30,314		American Financial Group, Inc	2,090,150
564,294		American International Group, Inc	36,182,531
2,872		American National Insurance Co	307,160
7,166		Amerisafe, Inc	358,658
19,956	e	Amtrust Financial Services, Inc	1,387,142
118,047		Aon plc	11,895,596
53,365	*	Arch Capital Group Ltd	3,808,126
11,484		Argo Group International Holdings Ltd	647,468
73,257		Arthur J. Gallagher & Co	3,474,580
25,295		Aspen Insurance Holdings Ltd	1,216,437
29,376		Assurant, Inc	2,191,450
65,960		Assured Guaranty Ltd	1,613,382
4,444	*,e	Atlas Financial Holdings, Inc	82,036
42,929		Axis Capital Holdings Ltd	2,470,993
3,677		Baldwin & Lyons, Inc (Class B)	85,748
797,631	*	Berkshire Hathaway, Inc (Class B)	113,853,849
63,194		Brown & Brown, Inc	2,113,839
96,985		Chubb Corp	12,058,145
72,745		Cincinnati Financial Corp	4,016,251
23,451	*,e	Citizens, Inc (Class A)	158,763
10,018		CNA Financial Corp	396,913
84,431		Conseco, Inc	1,506,249
11,500		Crawford & Co (Class B)	79,580
3,405		Donegal Group, Inc (Class A)	50,632
2,877		EMC Insurance Group, Inc	69,393
12,555		Employers Holdings, Inc	301,320
17,691		Endurance Specialty Holdings Ltd	1,229,348
3,656	*	Enstar Group Ltd	584,923
13,128		Erie Indemnity Co (Class A)	1,133,078
18,372		Everest Re Group Ltd	3,364,281
8,759		FBL Financial Group, Inc (Class A)	499,351
5,754		Federated National Holding Co	135,737
5,606		Fidelity & Guaranty Life	145,924
43,516		First American Financial Corp	1,765,879
117,261		FNF Group	4,583,733
211,511	*	Genworth Financial, Inc (Class A)	1,482,692
12,261	*	Greenlight Capital Re Ltd (Class A)	341,101
5,627	*	Hallmark Financial Services	60,096
17,950		Hanover Insurance Group, Inc	1,451,258
178,284		Hartford Financial Services Group, Inc	8,477,404
41,261		HCC Insurance Holdings, Inc	3,183,699
3,640	e	HCI Group, Inc	163,363
9,642	*	Heritage Insurance Holdings, Inc	238,350
15,137		Horace Mann Educators Corp	533,428
3,159		Independence Holding Co	41,320
4,392		Infinity Property & Casualty Corp	340,424
3,484		James River Group Holdings Ltd	95,636
1,519		Kansas City Life Insurance Co	71,530
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,560		Kemper Corp	$757,363
106,700		Lincoln National Corp	6,009,344
128,147		Loews Corp	4,883,682
19,565		Maiden Holdings Ltd	323,605
6,114	*	Markel Corp	5,439,932
228,762		Marsh & McLennan Cos, Inc	13,254,470
69,319	*	MBIA, Inc	412,448
13,468		Mercury General Corp	760,269
412,156		Metlife, Inc	22,973,575
17,905		Montpelier Re Holdings Ltd	763,648
14,334		National General Holdings Corp	328,105
1,981		National Interstate Corp	50,040
1,147		National Western Life Insurance Co (Class A)	276,416
4,225	*	Navigators Group, Inc	330,311
114,477		Old Republic International Corp	1,915,200
7,800		OneBeacon Insurance Group Ltd (Class A)	113,100
20,827		PartnerRe Ltd	2,831,639
3,585	*	Patriot National, Inc	66,681
39,075		Primerica, Inc	1,767,362
121,208		Principal Financial Group	6,728,256
26,693		ProAssurance Corp	1,289,005
279,086		Progressive Corp	8,512,123
189,717		Prudential Financial, Inc	16,763,394
28,164		Reinsurance Group of America, Inc (Class A)	2,718,389
20,478		RenaissanceRe Holdings Ltd	2,197,289
20,139		RLI Corp	1,112,277
5,324		Safety Insurance Group, Inc	308,739
28,054		Selective Insurance Group, Inc	864,344
17,340		Stancorp Financial Group, Inc	1,977,107
6,046		State Auto Financial Corp	146,313
11,853		State National Cos, Inc	128,724
8,992		Stewart Information Services Corp	369,751
32,198		Symetra Financial Corp	806,238
34,592	*	Third Point Reinsurance Ltd	514,037
67,451		Torchmark Corp	4,155,656
144,466		Travelers Cos, Inc	15,330,732
3,342	*	United America Indemnity Ltd	92,406
7,816		United Fire & Casualty Co	270,121
6,793		United Insurance Holdings Corp	109,096
12,750		Universal Insurance Holdings, Inc	349,605
104,808		UnumProvident Corp	3,756,319
36,138		Validus Holdings Ltd	1,674,996
40,861		W.R. Berkley Corp	2,276,775
2,450		White Mountains Insurance Group Ltd	1,729,700
152,250		XL Capital Ltd	5,788,545
		TOTAL INSURANCE	421,288,841

MATERIALS - 3.2%
13,493		A. Schulman, Inc	502,344
1,694	*	AEP Industries, Inc	81,905
89,787		Air Products & Chemicals, Inc	12,795,545
29,618		Airgas, Inc	3,021,628
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

48,120		Albemarle Corp	$2,608,104
552,822		Alcoa, Inc	5,456,353
45,524		Allegheny Technologies, Inc	970,572
11,715	e	American Vanguard Corp	150,186
26,457		Aptargroup, Inc	1,793,520
29,282		Ashland, Inc	3,347,518
39,151		Avery Dennison Corp	2,382,338
60,074	*	Axalta Coating Systems Ltd	1,910,954
30,459		Axiall Corp	896,408
13,001		Balchem Corp	736,767
59,343		Ball Corp	4,025,829
40,024		Bemis Co, Inc	1,783,870
49,689	*	Berry Plastics Group, Inc	1,617,874
16,383	*	Boise Cascade Co	543,588
8,509		Brush Engineered Materials, Inc	260,375
25,977		Cabot Corp	913,871
21,261		Calgon Carbon Corp	376,107
21,158		Carpenter Technology Corp	794,271
64,214		Celanese Corp (Series A)	4,232,987
21,260	*	Century Aluminum Co	198,143
104,188		CF Industries Holdings, Inc	6,167,930
2,772		Chase Corp	105,974
95,430		Chemours Co	1,042,096
29,409	*	Chemtura	806,689
8,163	*	Clearwater Paper Corp	480,393
30,545	e	Cliffs Natural Resources, Inc	76,973
58,836	*,e	Coeur Mining, Inc	207,691
46,809		Commercial Metals Co	721,327
13,610		Compass Minerals International, Inc	1,088,800
3,136	*	Core Molding Technologies, Inc	59,835
60,020	*	Crown Holdings, Inc	3,091,630
29,575		Cytec Industries, Inc	2,195,352
4,672		Deltic Timber Corp	303,213
28,645		Domtar Corp	1,164,706
492,560		Dow Chemical Co	23,179,874
383,958		Du Pont (E.I.) de Nemours & Co	21,409,498
20,782		Eagle Materials, Inc	1,603,123
62,324		Eastman Chemical Co	4,886,202
112,395		Ecolab, Inc	13,016,465
33,069	*	Ferro Corp	459,328
22,515	*,e	Flotek Industries, Inc	385,457
55,500		FMC Corp	2,693,970
438,971		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,157,909
9,761		FutureFuel Corp	111,666
17,645		Glatfelter	360,134
26,519		Globe Specialty Metals, Inc	409,453
136,939		Graphic Packaging Holding Co	2,067,779
13,180		Greif, Inc (Class A)	408,448
20,360		H.B. Fuller Co	815,622
4,200		Hawkins, Inc	153,216
5,132		Haynes International, Inc	218,469
33,400	*	Headwaters, Inc	634,934
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

202,584	e	Hecla Mining Co	$425,426
23,802	*,e	Horsehead Holding Corp	197,081
85,061		Huntsman Corp	1,616,159
10,340		Innophos Holdings, Inc	532,303
11,836		Innospec, Inc	511,907
33,412		International Flavors & Fragrances, Inc	3,862,093
179,190		International Paper Co	8,577,825
27,550	*,e	Intrepid Potash, Inc	235,277
7,211		Kaiser Aluminum Corp	608,969
36,287		Kapstone Paper and Packaging Corp	849,116
3,950		KMG Chemicals, Inc	86,229
9,009		Koppers Holdings, Inc	182,883
13,123	*	Kraton Polymers LLC	269,284
8,381		Kronos Worldwide, Inc	82,469
58,913	*	Louisiana-Pacific Corp	868,378
8,100	*	LSB Industries, Inc	298,971
169,184		LyondellBasell Industries AF S.C.A	15,874,535
28,226		Martin Marietta Materials, Inc	4,426,401
14,460		Minerals Technologies, Inc	936,285
202,088		Monsanto Co	20,590,746
146,247		Mosaic Co	6,279,846
10,894		Myers Industries, Inc	164,826
6,713		Neenah Paper, Inc	406,674
3,613		NewMarket Corp	1,436,926
221,306		Newmont Mining Corp	3,799,824
136,441		Nucor Corp	6,022,506
32,025	e	Olin Corp	736,255
3,926		Olympic Steel, Inc	47,583
13,725		OM Group, Inc	465,003
23,656	*	Omnova Solutions, Inc	153,054
67,194	*	Owens-Illinois, Inc	1,434,592
40,702		Packaging Corp of America	2,881,295
51,116	*	Platform Specialty Products Corp	1,189,469
37,351		PolyOne Corp	1,280,019
115,880		PPG Industries, Inc	12,559,074
120,401		Praxair, Inc	13,742,570
6,369		Quaker Chemical Corp	590,406
16,877	e	Rayonier Advanced Materials, Inc	237,122
10,053	*,e	Real Industry, Inc	114,705
32,379		Reliance Steel & Aluminum Co	1,962,167
100,354	*	Rentech, Inc	76,400
27,763		Royal Gold, Inc	1,399,810
55,028		RPM International, Inc	2,579,162
6,509	*,e	Ryerson Holding Corp	44,066
10,782		Schnitzer Steel Industries, Inc (Class A)	169,385
12,498		Schweitzer-Mauduit International, Inc	496,171
18,348		Scotts Miracle-Gro Co (Class A)	1,108,036
88,242		Sealed Air Corp	4,691,827
17,740	*,e	Senomyx, Inc	110,165
19,703		Sensient Technologies Corp	1,347,488
34,550		Sherwin-Williams Co	9,596,608
51,431		Sigma-Aldrich Corp	7,180,282
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

18,128		Silgan Holdings, Inc	$969,304
41,681		Sonoco Products Co	1,720,592
49,772	e	Southern Copper Corp (NY)	1,386,648
104,331		Steel Dynamics, Inc	2,089,750
7,818		Stepan Co	383,160
49,644	*	Stillwater Mining Co	472,611
10,706	*	Summit Materials, Inc	268,614
27,754		SunCoke Energy, Inc	341,097
69,716		Tahoe Resources, Inc	566,791
16,249	e	TimkenSteel Corp	302,719
8,634	*	Trecora Resources	120,531
10,895		Tredegar Corp	183,690
5,883	*,e	Trinseo S.A.	143,310
28,930		Tronox Ltd	317,651
790		United States Lime & Minerals, Inc	42,660
60,938	e	United States Steel Corp	1,186,463
6,182	*	US Concrete, Inc	261,684
7,765	e	Valhi, Inc	34,554
33,782		Valspar Corp	2,813,365
55,595		Vulcan Materials Co	5,060,257
21,822		Wausau Paper Corp	192,906
17,472		Westlake Chemical Corp	1,091,476
120,380	*	WestRock Co	7,591,163
1,004	*	WHX Corp	29,718
20,425	*	Worthington Industries, Inc	552,701
30,356	*	WR Grace & Co	3,063,831
		TOTAL MATERIALS	323,408,112

MEDIA - 3.4%
10,427		AMC Entertainment Holdings, Inc	336,271
24,842	*	AMC Networks, Inc	2,092,193
1,540	*	Cable One, Inc	639,439
90,534		Cablevision Systems Corp (Class A)	2,554,869
10,271	*	Carmike Cinemas, Inc	257,289
208,717		CBS Corp (Class B)	11,160,098
31,564	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	75,754
32,026	*,e	Charter Communications, Inc	5,952,352
48,238		Cinemark Holdings, Inc	1,903,471
16,417		Clear Channel Outdoor Holdings, Inc (Class A)	158,588
902,309		Comcast Corp (Class A)	56,313,105
172,610		Comcast Corp (Special Class A)	10,760,507
12,729	*,e	Crown Media Holdings, Inc (Class A)	56,899
61,904	*,e	Cumulus Media, Inc (Class A)	102,142
444	*,e	Daily Journal Corp	90,931
82,681	*,e	Discovery Communications, Inc (Class A)	2,730,127
115,348	*	Discovery Communications, Inc (Class C)	3,495,044
91,368	*	DISH Network Corp (Class A)	5,903,286
31,787	*,e	DreamWorks Animation SKG, Inc (Class A)	766,385
10,087	*	Entercom Communications Corp (Class A)	106,216
27,822		Entravision Communications Corp (Class A)	213,395
13,291	*	Eros International plc	475,552
24,722		EW Scripps Co (Class A)	543,142
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,342	*	Gannett Co, Inc	$598,876
19,954	*,e	Global Eagle Entertainment, Inc	247,829
26,249	*	Gray Television, Inc	443,346
19,411		Harte-Hanks, Inc	91,038
4,651	*,e	Hemisphere Media Group, Inc	64,416
25,300	*,e	Imax Corp	946,473
176,027		Interpublic Group of Cos, Inc	3,749,375
18,939		John Wiley & Sons, Inc (Class A)	1,003,956
9,810		Journal Media Group, Inc	79,363
11,045	*	Liberty Broadband Corp (Class A)	596,099
28,680	*	Liberty Broadband Corp (Class C)	1,535,240
50,440	*	Liberty Media Corp	1,906,632
94,093	*	Liberty Media Corp (Class C)	3,547,306
39,776	e	Lions Gate Entertainment Corp	1,558,424
60,990	*	Live Nation, Inc	1,599,158
6,029	*	Loral Space & Communications, Inc	381,937
25,466	*	Madison Square Garden, Inc	2,123,864
11,381	*	Martha Stewart Living Omnimedia, Inc (Class A)	69,083
18,296	e	MDC Partners, Inc	322,558
40,298	*,e	Media General, Inc	639,529
14,647		Meredith Corp	701,884
9,420		Morningstar, Inc	802,490
24,739		National CineMedia, Inc	383,454
19,118		New Media Investment Group, Inc	325,197
56,460		New York Times Co (Class A)	746,401
167,147	*	News Corp	2,462,075
50,043	*	News Corp (Class B)	714,114
13,013		Nexstar Broadcasting Group, Inc (Class A)	746,426
104,502		Omnicom Group, Inc	7,637,006
7,081	*	Reading International, Inc	83,414
37,796	e	Regal Entertainment Group (Class A)	778,598
5,338	*,e	Rentrak Corp	365,493
1,443		Saga Communications, Inc	58,441
11,055		Scholastic Corp	476,360
39,425	e	Scripps Networks Interactive (Class A)	2,467,217
23,531	*,e	SFX Entertainment, Inc	74,829
27,529	e	Sinclair Broadcast Group, Inc (Class A)	798,892
983,623	*	Sirius XM Holdings, Inc	3,895,147
9,582	*	Sizmek, Inc	74,356
37,294	*	Starz-Liberty Capital	1,508,542
94,684		TEGNA, Inc	2,758,145
142,731		Thomson Corp	5,773,469
122,084		Time Warner Cable, Inc	23,197,181
361,414		Time Warner, Inc	31,818,889
44,686		Time, Inc	997,392
3,579	*	Townsquare Media, Inc	46,527
33,656		Tribune Co	1,699,291
10,216	e	Tribune Publishing Co	152,116
533,831		Twenty-First Century Fox, Inc	18,411,831
211,342		Twenty-First Century Fox, Inc (Class B)	7,084,184
4,132		Viacom, Inc	236,144
157,958		Viacom, Inc (Class B)	9,003,606
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

736,248		Walt Disney Co	$88,349,760
14,116	e	World Wrestling Entertainment, Inc (Class A)	276,250
		TOTAL MEDIA	343,096,678

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.0%
756,396		AbbVie, Inc	52,955,284
4,145	*,e	Abeona Therapeutics, Inc	26,735
33,656	*	Acadia Pharmaceuticals, Inc	1,642,749
10,530	*,e	Accelerate Diagnostics, Inc	293,576
9,085	*	Acceleron Pharma, Inc	260,194
49,789	*,e	Achillion Pharmaceuticals, Inc	424,202
18,623	*	Acorda Therapeutics, Inc	639,886
4,341	*,e	Adamas Pharmaceuticals, Inc	107,483
3,477	*	Aduro Biotech, Inc	91,167
12,956	*,e	Advaxis, Inc	215,847
11,471	*,e	Aegerion Pharmaceuticals, Inc	219,440
8,917	*,e	Aerie Pharmaceuticals, Inc	161,754
6,488	*,e	Affimed NV	106,468
31,402	*,e	Affymetrix, Inc	344,166
32,182	*	Agenus, Inc	274,834
4,678	*	Agile Therapeutics, Inc	42,710
138,924		Agilent Technologies, Inc	5,688,938
10,892	*,e	Agios Pharmaceuticals, Inc	1,200,081
10,386	*	Akebia Therapeutics, Inc	97,628
33,101	*	Akorn, Inc	1,526,287
9,821	*,e	Albany Molecular Research, Inc	207,616
8,664	*	Alder Biopharmaceuticals, Inc	402,183
96,703	*	Alexion Pharmaceuticals, Inc	19,093,040
13,899	*,e	Alimera Sciences, Inc	66,993
62,749	*	Alkermes plc	4,393,685
170,774	*	Allergan plc	56,551,810
31,314	*	Alnylam Pharmaceuticals, Inc	3,990,343
12,943	*	AMAG Pharmaceuticals, Inc	827,058
331,139		Amgen, Inc	58,475,836
41,033	*	Amicus Therapeutics, Inc	705,357
13,086	*	Amphastar Pharmaceuticals, Inc	212,778
17,291	*	Anacor Pharmaceuticals, Inc	2,579,644
3,304	*,e	ANI Pharmaceuticals, Inc	234,683
15,152	*	Anthera Pharmaceuticals, Inc	165,308
3,706	*,e	Applied Genetic Technologies Corp	68,413
12,806	*	Aratana Therapeutics, Inc	225,642
5,107	*	Ardelyx, Inc	100,710
101,870	*,e	Arena Pharmaceuticals, Inc	411,555
70,529	*,e	Ariad Pharmaceuticals, Inc	575,517
59,501	*,e	Array Biopharma, Inc	345,701
26,110	*,e	Arrowhead Research Corp	161,360
6,395	*	Assembly Biosciences, Inc	95,925
4,375	*,e	Asterias Biotherapeutics, Inc	21,525
6,134	*	Atara Biotherapeutics, Inc	344,363
2,585	*,e	aTyr Pharma, Inc	48,469
8,212	*	Avalanche Biotechnologies, Inc	120,881
231,299	*	Baxalta, Inc	7,593,546
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,426	*,e	Bellicum Pharmaceuticals, Inc	$69,719
30,549	*,e	BioCryst Pharmaceuticals, Inc	472,899
20,345	*,e	BioDelivery Sciences International, Inc	165,812
102,607	*	Biogen Idec, Inc	32,709,059
67,683	*	BioMarin Pharmaceuticals, Inc	9,899,992
9,377	*	Bio-Rad Laboratories, Inc (Class A)	1,413,489
1,907	*	Biospecifics Technologies Corp	131,049
19,911		Bio-Techne Corp	2,177,865
21,816	*,e	BioTime, Inc	68,939
13,896	*	Bluebird Bio, Inc	2,304,374
3,980	*	Blueprint Medicines Corp	107,540
724,209		Bristol-Myers Squibb Co	47,537,079
86,066	*	Bruker BioSciences Corp	1,811,689
4,845	*,e	Calithera Biosciences, Inc	35,853
13,063	*	Cambrex Corp	643,353
7,224	*	Cara Therapeutics Inc	153,943
5,452	*	Carbylan Therapeutics, Inc	37,673
34,941	*	Catalent, Inc	1,190,789
32,705	*	Catalyst Pharmaceuticals, Inc	161,563
346,002	*	Celgene Corp	45,412,762
41,458	*,e	Celldex Therapeutics, Inc	976,336
4,292	*	Cellular Biomedicine Group, Inc	119,961
13,501	*	Cempra, Inc	565,152
30,223	*	Cepheid, Inc	1,680,097
20,437	*	Charles River Laboratories International, Inc	1,586,320
11,750	*,e	ChemoCentryx, Inc	96,820
17,489	*	Chimerix, Inc	939,859
2,186	*	Cidara Therapeutics, Inc	30,560
10,509	*	Clovis Oncology, Inc	887,275
10,013	*	Coherus Biosciences, Inc	351,256
2,753	*,e	Collegium Pharmaceutical, Inc	55,143
6,440	*,e	Concert Pharmaceuticals Inc	105,552
26,242	*,e	Corcept Therapeutics, Inc	132,260
3,978	*,e	Corium International, Inc	58,317
13,199	*,e	CorMedix, Inc	46,197
67,794	*,e	CTI BioPharma Corp	125,419
47,198	*	Curis, Inc	148,202
14,477	*,e	Cytokinetics, Inc	92,508
28,094	*	CytRx Corp	76,416
26,397	*,e	Depomed, Inc	831,506
5,549	*	Dermira, Inc	125,296
6,445	*	Dicerna Pharmaceuticals Inc	78,758
47,996	*	Durect Corp	112,791
61,821	*	Dyax Corp	1,521,415
12,415	*	Dynavax Technologies Corp	365,125
3,666	*,e	Eagle Pharmaceuticals, Inc	354,209
427,898		Eli Lilly & Co	36,161,660
12,346	*	Emergent Biosolutions, Inc	405,319
6,742	*,e	Enanta Pharmaceuticals, Inc	341,482
82,424	*	Endo International plc	7,215,397
16,078	*,e	Endocyte, Inc	82,962
12,314	*,e	Epizyme, Inc	274,725
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,562	*,e	Esperion Thereapeutics, Inc	$344,844
37,437	*,e	Exact Sciences Corp	901,109
86,290	*,e	Exelixis, Inc	494,442
10,710	*,e	Fibrocell Science, Inc	69,829
20,219	*,e	FibroGen, Inc	470,092
9,155	*	Five Prime Therapeutics, Inc	215,326
2,340	*,e	Flex Pharma, Inc	36,481
6,079	*	Flexion Therapeutics Inc	142,249
12,333	*,e	Fluidigm Corp	247,030
9,530	*	Foamix Pharmaceuticals Ltd	101,399
5,638	*,e	Foundation Medicine, Inc	114,423
77,129	*,e	Galena Biopharma, Inc	126,492
7,981	*,e	Genocea Biosciences Inc	103,753
7,321	*,e	Genomic Health, Inc	198,253
66,307	*,e	Geron Corp	268,543
638,298		Gilead Sciences, Inc	75,229,802
44,654	*,e	Halozyme Therapeutics, Inc	1,042,224
13,205	*	Harvard Bioscience, Inc	64,572
10,865	*,e	Heron Therapeutics, Inc	351,374
2,379	*	Heska Corp	80,291
72,704	*	Hospira, Inc	6,503,373
35,999	*,e	Idera Pharmaceuticals, Inc	128,876
17,729	*,e	IGI Laboratories, Inc	156,015
7,904	*	Ignyta, Inc	109,549
60,873	*	Illumina, Inc	13,349,449
4,828	*,e	Immune Design Corp	93,470
37,297	*,e	Immunogen, Inc	672,092
40,184	*,e	Immunomedics, Inc	82,377
30,046	*	Impax Laboratories, Inc	1,456,029
17,464	*	INC Research Holdings, Inc	873,724
66,031	*	Incyte Corp	6,885,713
20,634	*	Infinity Pharmaceuticals, Inc	180,341
30,381	*,e	Inovio Pharmaceuticals, Inc	221,478
25,615	*	Insmed, Inc	694,167
9,791	*,e	Insys Therapeutics, Inc	439,812
6,723	*,e	Intercept Pharmaceuticals, Inc	1,773,595
5,893	*	Intersect ENT, Inc	174,845
9,312	*	Intra-Cellular Therapies, Inc	270,979
19,377	*,e	Intrexon Corp	1,264,349
3,218	*,e	Invitae Corp	32,148
52,675	*	Ironwood Pharmaceuticals, Inc	550,454
51,001	*,e	Isis Pharmaceuticals, Inc	2,801,485
25,805	*	Jazz Pharmaceuticals plc	4,960,753
1,201,386		Johnson & Johnson	120,390,891
4,959	*,e	Juno Therapeutics, Inc	242,594
9,896	*,e	Karyopharm Therapeutics, Inc	203,066
43,549	*,e	Keryx Biopharmaceuticals, Inc	347,521
12,125	*,e	Kite Pharma, Inc	882,336
10,896	*,e	KYTHERA Biopharmaceuticals, Inc	811,970
4,930	*,e	La Jolla Pharmaceutical Co	149,872
11,088	*,e	Lannett Co, Inc	660,845
17,445	*,e	Lexicon Pharmaceuticals, Inc	147,236
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,679	*,e	Ligand Pharmaceuticals, Inc (Class B)	$831,329
19,238	*,e	Lion Biotechnologies, Inc	164,677
3,463	*	Loxo Oncology, Inc	70,126
16,996	*	Luminex Corp	292,841
11,882	*	MacroGenics, Inc	446,763
49,453	*	Mallinckrodt plc	6,130,194
103,758	*,e	MannKind Corp	445,122
7,447	*,e	Medgenics, Inc	60,172
27,816	*	Medicines Co	873,144
33,234	*	Medivation, Inc	3,500,537
1,227,433		Merck & Co, Inc	72,369,450
46,587	*,e	Merrimack Pharmaceuticals, Inc	470,529
13,525	*	Mettler-Toledo International, Inc	4,566,040
47,130	*,e	MiMedx Group, Inc	505,705
4,258	*	Mirati Therapeutics, Inc	121,821
25,582	*	Momenta Pharmaceuticals, Inc	556,153
177,472	*,e	Mylan NV	9,936,657
30,206	*,e	Myriad Genetics, Inc	1,030,629
5,740	*	NanoString Technologies, Inc	87,879
65,883	*,e	Navidea Biopharmceuticals, Inc	113,319
56,385	*,e	Nektar Therapeutics	711,015
22,451	*,e	NeoGenomics, Inc	137,176
35,957	*	Neurocrine Biosciences, Inc	1,802,165
8,803	*,e	NewLink Genetics Corp	459,076
20,474	*,e	Northwest Biotherapeutics, Inc	233,813
112,998	*	Novavax, Inc	1,362,756
15,479	*,e	Ocata Therapeutics, Inc	69,501
5,561	*	Ocular Therapeutix, Inc	128,404
15,786	*,e	Omeros Corp	254,155
7,049	*	OncoMed Pharmaceuticals, Inc	160,999
43,248	*	Oncothyreon, Inc	157,423
10,032	*	Ophthotech Corp	679,066
98,908	*,e	Opko Health, Inc	1,619,124
45,573	*,e	Orexigen Therapeutics, Inc	182,292
34,487	*,e	Organovo Holdings, Inc	116,566
7,783	*,e	Osiris Therapeutics, Inc	166,011
6,292	*,e	Otonomy, Inc	162,145
9,996	*,e	OvaScience, Inc	284,886
25,430	*,e	Pacific Biosciences of California, Inc	144,697
15,370	*,e	Pacira Pharmaceuticals, Inc	1,020,875
5,045		Paratek Pharmaceuticals, Inc	126,932
22,988	*	Parexel International Corp	1,585,252
72,802	e	PDL BioPharma, Inc	423,708
80,669	*,e	Peregrine Pharmaceuticals, Inc	99,223
46,959	*	PerkinElmer, Inc	2,485,070
18,619	*	Pernix Therapeutics Holdings, Inc	92,723
66,818		Perrigo Co plc	12,842,420
6,895	*	Pfenex, Inc	146,105
2,670,899		Pfizer, Inc	96,312,618
7,545		Phibro Animal Health Corp	296,368
19,460	*	Portola Pharmaceuticals, Inc	962,102
11,983	e	Pozen, Inc	139,003
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,196	*	PRA Health Sciences, Inc	$344,150
22,326	*	Prestige Brands Holdings, Inc	1,063,164
30,473	*,e	Progenics Pharmaceuticals, Inc	263,896
3,338	*,e	Proteon Therapeutics, Inc	57,681
13,284	*,e	Prothena Corp plc	876,346
14,333	*	PTC Therapeutics, Inc	733,993
10,504	*,e	Puma Biotechnology, Inc	951,662
96,248	*	Qiagen NV (NASDAQ)	2,693,019
32,524	*	Quintiles Transnational Holdings, Inc	2,495,241
12,363	*,e	Radius Health, Inc	968,270
34,147	*,e	Raptor Pharmaceutical Corp	486,253
13,362	*	Receptos, Inc	3,044,665
34,745	*	Regeneron Pharmaceuticals, Inc	19,236,917
12,074	*,e	Regulus Therapeutics, Inc	99,007
13,895	*	Relypsa, Inc	460,063
13,740	*	Repligen Corp	481,037
14,929	*	Retrophin, Inc	473,846
6,736	*,e	Revance Therapeutics, Inc	209,018
37,550	*	Rigel Pharmaceuticals, Inc	111,899
5,780	*	Sage Therapeutics, Inc	395,121
9,193	*	Sagent Pharmaceuticals	225,964
29,213	*,e	Sangamo Biosciences, Inc	267,299
17,509	*,e	Sarepta Therapeutics, Inc	558,887
22,166	*	Sciclone Pharmaceuticals, Inc	201,932
40,603	*,e	Seattle Genetics, Inc	1,943,666
50,200	*,e	Sequenom, Inc	141,564
12,170	*,e	Sorrento Therapeutics, Inc	252,893
3,379	*,e	Spark Therapeutics, Inc	207,606
27,773	*,e	Spectrum Pharmaceuticals, Inc	192,050
6,776	*	Stemline Therapeutics, Inc	72,706
10,521	*,e	Sucampo Pharmaceuticals, Inc (Class A)	229,253
15,948	*	Supernus Pharmaceuticals, Inc	338,257
42,666	*,e	Synergy Pharmaceuticals, Inc	389,114
37,547	*,e	Synta Pharmaceuticals Corp	79,600
3,929	*	T2 Biosystems, Inc	56,617
9,838	*	TESARO, Inc	570,604
15,324	*	Tetraphase Pharmaceuticals, Inc	728,656
15,204	*,e	TG Therapeutics, Inc	265,310
54,157	*,e	TherapeuticsMD, Inc	421,883
10,937	*,e	Theravance Biopharma, Inc	137,150
35,790	e	Theravance, Inc	548,303
175,447		Thermo Electron Corp	24,480,120
26,974	*,e	Threshold Pharmaceuticals, Inc	116,528
678	*,e	Tobira Therapeutics, Inc	9,736
4,104	*,e	Tokai Pharmaceuticals, Inc	53,516
11,075	*,e	Trevena, Inc	64,457
10,647	*	Trovagene, Inc	83,898
15,177	*	Ultragenyx Pharmaceutical, Inc	1,835,355
19,726	*	United Therapeutics Corp	3,340,795
17,036	*,e	Vanda Pharmaceuticals, Inc	208,521
13,570	*,e	Verastem, Inc	99,061
9,623	*,e	Versartis, Inc	174,176
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

102,916	*	Vertex Pharmaceuticals, Inc	$13,893,660
5,688	*,e	Vitae Pharmaceuticals, Inc	57,506
7,258	*,e	Vital Therapies, Inc	117,725
44,171	*,e	Vivus, Inc	66,698
10,941	*	VWR Corp	293,109
34,533	*	Waters Corp	4,609,810
1,673	*,e	XBiotech, Inc	31,201
11,932	*	Xencor Inc	267,157
24,937	*	Xenoport, Inc	182,040
7,115	*,e	XOMA Corp	5,198
6,984	*,e	Zafgen, Inc	265,182
48,286	*,e	ZIOPHARM Oncology, Inc	645,101
211,900		Zoetis Inc	10,378,862
8,034	*,e	Zogenix, Inc	155,137
7,699	*	ZS Pharma, Inc	459,861
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,008,008,766

REAL ESTATE - 4.0%
27,624		Acadia Realty Trust	883,416
11,101		AG Mortgage Investment Trust	202,038
6,410		Agree Realty Corp	198,646
20,362		Alexander & Baldwin, Inc	768,665
1,548		Alexander’s, Inc	627,668
29,256		Alexandria Real Estate Equities, Inc	2,712,324
501	*	Altisource Asset Management Corp	66,418
5,825	*	Altisource Portfolio Solutions S.A.	190,244
27,660		Altisource Residential Corp	455,284
19,801		American Assets Trust,Inc	824,118
44,669		American Campus Communities, Inc	1,667,047
161,567		American Capital Agency Corp	3,111,780
22,418		American Capital Mortgage, Inc	361,827
81,776		American Homes 4 Rent	1,353,393
20,663		American Residential Properties, Inc	382,265
187,142		American Tower Corp	17,799,076
416,555		Annaly Capital Management, Inc	4,144,722
50,785		Anworth Mortgage Asset Corp	253,925
62,218		Apartment Investment & Management Co (Class A)	2,431,479
22,915		Apollo Commercial Real Estate Finance, Inc	386,805
76,600		Apple Hospitality REIT, Inc	1,389,524
12,867		Ares Commercial Real Estate Corp	160,194
13,249		Armada Hoffler Properties, Inc	135,802
150,262	*	ARMOUR Residential REIT, Inc	426,744
11,429		Ashford Hospitality Prime, Inc	166,406
34,223		Ashford Hospitality Trust, Inc	299,109
23,904		Associated Estates Realty Corp	687,240
5,479	*	AV Homes, Inc	80,925
57,230		AvalonBay Communities, Inc	9,863,018
82,733		BioMed Realty Trust, Inc	1,782,069
8,243		Bluerock Residential Growth REIT, Inc	105,510
66,497		Boston Properties, Inc	8,197,750
86,690		Brandywine Realty Trust	1,193,721
70,304		Brixmor Property Group, Inc	1,720,339
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,146		Camden Property Trust	$2,798,676
37,170		Campus Crest Communities, Inc	211,869
53,268		Capstead Mortgage Corp	589,677
13,212		CareTrust REIT, Inc	171,492
15,941		CatchMark Timber Trust Inc	170,250
77,914		CBL & Associates Properties, Inc	1,273,115
143,751	*	CBRE Group, Inc	5,458,225
34,982		Cedar Shopping Centers, Inc	234,379
124,129		Chambers Street Properties	921,037
16,749		Chatham Lodging Trust	452,558
24,623		Chesapeake Lodging Trust	789,660
86,265		Chimera Investment Corp	1,227,551
45,974		Colony Financial, Inc	1,044,529
59,519		Columbia Property Trust, Inc	1,437,979
51,186		Communications Sales & Leasing, Inc	1,067,228
1,845	e	Consolidated-Tomoka Land Co	106,881
16,777		CorEnergy Infrastructure Trust, Inc	104,353
10,080		Coresite Realty	506,016
44,313		Corporate Office Properties Trust	1,024,960
56,670		Corrections Corp of America	1,993,084
90,162		Cousins Properties, Inc	935,882
139,688		Crown Castle International Corp	11,441,844
68,444		CubeSmart	1,790,495
21,953		CyrusOne, Inc	674,835
80,916		CYS Investments, Inc	627,908
42,903		DCT Industrial Trust, Inc	1,491,308
139,741		DDR Corp	2,277,778
81,627		DiamondRock Hospitality Co	1,029,316
55,543		Digital Realty Trust, Inc	3,569,749
58,620		Douglas Emmett, Inc	1,718,152
141,486		Duke Realty Corp	2,853,773
26,219		DuPont Fabros Technology, Inc	790,503
21,154		Dynex Capital, Inc	155,905
4,434		Easterly Government Properties, Inc	70,057
16,629		EastGroup Properties, Inc	1,001,066
19,438		Education Realty Trust, Inc	615,018
48,939		Empire State Realty Trust, Inc	870,135
23,334		Entertainment Properties Trust	1,332,838
23,959		Equinix, Inc	6,682,405
69,850	*	Equity Commonwealth	1,830,070
33,963		Equity Lifestyle Properties, Inc	1,965,778
26,833		Equity One, Inc	688,803
163,757		Equity Residential	12,250,661
27,030		Essex Property Trust, Inc	6,079,317
26,593		Excel Trust, Inc	421,233
47,892		Extra Space Storage, Inc	3,521,020
29,222		Federal Realty Investment Trust	3,997,277
64,539		FelCor Lodging Trust, Inc	604,085
44,243		First Industrial Realty Trust, Inc	926,448
24,226		First Potomac Realty Trust	274,965
90,979	*	Forest City Enterprises, Inc (Class A)	2,124,360
16,040	*,e	Forestar Real Estate Group, Inc	205,312
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,242		Franklin Street Properties Corp	$426,568
2,632	*	FRP Holdings, Inc	77,670
43,045		Gaming and Leisure Properties, Inc	1,409,724
258,090		General Growth Properties, Inc	7,004,563
30,818		Geo Group, Inc	1,163,379
11,101		Getty Realty Corp	184,499
17,812		Gladstone Commercial Corp	285,348
71,939		Government Properties Income Trust	1,242,387
22,853		Gramercy Property Trust, Inc	558,984
1,205		Great Ajax Corp	16,918
13,725		Hannon Armstrong Sustainable Infrastructure Capital, Inc	275,461
39,591		Hatteras Financial Corp	643,750
190,315		HCP, Inc	7,353,772
146,224		Health Care REIT, Inc	10,143,559
40,337		Healthcare Realty Trust, Inc	969,701
56,087		Healthcare Trust of America, Inc	1,409,466
20,220		Hersha Hospitality Trust	548,366
36,946		Highwoods Properties, Inc	1,563,924
23,133		Home Properties, Inc	1,704,902
61,066		Hospitality Properties Trust	1,674,430
322,127		Host Marriott Corp	6,242,821
16,609	*	Howard Hughes Corp	2,258,160
30,801		Hudson Pacific Properties	948,055
10,188		Independence Realty Trust, Inc	83,236
34,121		Inland Real Estate Corp	335,068
53,272		Invesco Mortgage Capital, Inc	767,650
44,489		Investors Real Estate Trust	320,766
115,191		Iron Mountain, Inc	3,461,490
42,332	*	iStar Financial, Inc	554,549
23,817		Jones Lang LaSalle, Inc	4,240,379
38,952	e	Kennedy-Wilson Holdings, Inc	986,265
36,268		Kilroy Realty Corp	2,569,588
168,262		Kimco Realty Corp	4,157,754
34,550		Kite Realty Group Trust	912,120
33,648		Lamar Advertising Co	2,020,562
45,653		LaSalle Hotel Properties	1,518,875
83,456		Lexington Realty Trust	717,722
60,813		Liberty Property Trust	2,069,466
14,173		LTC Properties, Inc	621,770
67,289		Macerich Co	5,326,597
45,234		Mack-Cali Realty Corp	942,677
5,671	*	Marcus & Millichap, Inc	290,582
84,405		Medical Properties Trust, Inc	1,153,816
176,434		MFA Mortgage Investments, Inc	1,328,548
31,176		Mid-America Apartment Communities, Inc	2,504,680
23,526		Monmouth Real Estate Investment Corp (Class A)	235,731
69,668		Monogram Residential Trust, Inc	650,699
15,029		National Health Investors, Inc	980,642
60,270		National Retail Properties, Inc	2,240,236
10,000		National Storage Affiliates Trust	118,300
84,486		New Residential Investment Corp	1,325,585
28,420		New Senior Investment Group, Inc	367,755
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,943		New York Mortgage Trust, Inc	$358,614
33,407	*	New York REIT, Inc	346,097
8,034		NexPoint Residential Trust, Inc	104,201
145,840		NorthStar Realty Finance Corp	2,333,440
74,876		Omega Healthcare Investors, Inc	2,715,004
4,657		One Liberty Properties, Inc	105,248
6,980		Orchid Island Capital, Inc	60,168
56,038		Outfront Media, Inc	1,408,235
72,334		Paramount Group, Inc	1,292,609
34,833		Parkway Properties, Inc	624,904
29,966		Pebblebrook Hotel Trust	1,219,616
34,599		Pennsylvania REIT	758,410
36,240		Pennymac Mortgage Investment Trust	643,622
30,630		Physicians Realty Trust	491,305
72,058		Piedmont Office Realty Trust, Inc	1,312,176
75,813		Plum Creek Timber Co, Inc	3,108,333
21,589		Post Properties, Inc	1,229,278
22,192		Potlatch Corp	776,942
10,617		Preferred Apartment Communities, Inc	120,291
219,366		Prologis, Inc	8,908,453
10,048		PS Business Parks, Inc	773,596
66,231		Public Storage, Inc	13,589,277
10,137		QTS Realty Trust, Inc	420,686
49,089		RAIT Investment Trust	257,226
31,883		Ramco-Gershenson Properties	540,098
59,632		Rayonier, Inc	1,466,947
4,574		Re/Max Holdings, Inc	172,989
73,153	*	Realogy Holdings Corp	3,329,925
96,493		Realty Income Corp	4,659,647
33,082		Redwood Trust, Inc	512,771
37,687		Regency Centers Corp	2,410,837
51,511		Resource Capital Corp	184,409
44,773		Retail Opportunities Investment Corp	767,857
96,240		Retail Properties of America, Inc	1,401,254
23,268		Rexford Industrial Realty, Inc	339,015
53,310		RLJ Lodging Trust	1,590,237
14,383		Rouse Properties, Inc	253,141
17,386		Ryman Hospitality Properties	994,131
25,906		Sabra Healthcare REIT, Inc	708,529
7,154		Saul Centers, Inc	371,150
23,268		Select Income REIT	466,989
90,920		Senior Housing Properties Trust	1,570,188
14,813		Silver Bay Realty Trust Corp	240,119
137,733		Simon Property Group, Inc	25,786,372
44,147		SL Green Realty Corp	5,083,086
13,860		Sovran Self Storage, Inc	1,319,611
183,274		Spirit Realty Capital, Inc	1,860,231
26,905	*,e	St. Joe Co	437,206
26,705		STAG Industrial, Inc	524,486
98,608		Starwood Property Trust, Inc	2,145,710
15,963		Starwood Waypoint Residential Trust	390,774
12,005		STORE Capital Corp	252,105
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

114,321	*	Strategic Hotels & Resorts, Inc	$1,562,768
42,107		Summit Hotel Properties, Inc	573,918
19,286		Sun Communities, Inc	1,340,570
86,296		Sunstone Hotel Investors, Inc	1,214,185
46,688		Tanger Factory Outlet Centers, Inc	1,516,426
28,242		Taubman Centers, Inc	2,112,502
5,639	*	Tejon Ranch Co	139,960
18,932		Terreno Realty Corp	397,004
19,382		Trade Street Residential, Inc	135,868
145,259		Two Harbors Investment Corp	1,484,547
106,510		UDR, Inc	3,601,103
9,682		UMH Properties, Inc	92,947
13,251		United Development Funding IV	240,373
4,970		Universal Health Realty Income Trust	243,381
38,734		Urban Edge Properties	831,619
11,670		Urstadt Biddle Properties, Inc (Class A)	222,897
154,524		Ventas, Inc	10,367,015
301,539	*	VEREIT, Inc	2,641,482
78,359		Vornado Realty Trust	7,643,920
26,822		Washington REIT	719,902
49,812		Weingarten Realty Investors	1,752,386
17,334		Western Asset Mortgage Capital Corp	240,423
215,850		Weyerhaeuser Co	6,624,437
9,142		Whitestone REIT	118,206
42,989		WP Carey, Inc	2,630,497
73,891		WP GLIMCHER, Inc	1,000,484
45,645		Xenia Hotels & Resorts, Inc	946,221
		TOTAL REAL ESTATE	405,473,407

RETAILING - 4.9%
10,432	*	1-800-FLOWERS.COM, Inc (Class A)	103,798
26,967		Aaron’s, Inc	997,240
29,830	e	Abercrombie & Fitch Co (Class A)	599,285
30,676		Advance Auto Parts, Inc	5,344,066
165,484	*	Amazon.com, Inc	88,724,246
82,186		American Eagle Outfitters, Inc	1,458,801
3,476	*	America’s Car-Mart, Inc	160,800
19,052	*	Ann Taylor Stores Corp	871,629
12,502	*	Asbury Automotive Group, Inc	1,103,927
57,950	*	Ascena Retail Group, Inc	725,534
30,042	*	Autonation, Inc	1,872,818
13,327	*	AutoZone, Inc	9,341,427
21,334	*	Barnes & Noble, Inc	560,871
13,146		Bebe Stores, Inc	24,189
73,268	*	Bed Bath & Beyond, Inc	4,779,272
127,094		Best Buy Co, Inc	4,103,865
7,055		Big 5 Sporting Goods Corp	77,676
23,343	e	Big Lots, Inc	1,007,951
5,139	*	Blue Nile, Inc	163,009
13,210	*	Boot Barn Holdings, Inc	417,436
12,554	e	Buckle, Inc	555,263
7,177	*	Build-A-Bear Workshop, Inc	125,239
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

41,466	*	Burlington Stores, Inc	$2,282,289
20,900	*,e	Cabela’s, Inc	928,587
20,175		Caleres, Inc	666,582
89,229	*	Carmax, Inc	5,756,163
10,463		Cato Corp (Class A)	401,884
60,996		Chico’s FAS, Inc	928,359
8,856		Children’s Place Retail Stores, Inc	512,762
14,714	*	Christopher & Banks Corp	47,526
6,249	*	Citi Trends, Inc	148,789
11,872	*,e	Conn’s, Inc	409,821
8,181	*,e	Container Store Group, Inc	148,731
9,586		Core-Mark Holding Co, Inc	609,382
31,930		CST Brands, Inc	1,209,508
14,776	*	Destination XL Group, Inc	72,255
38,461		Dick’s Sporting Goods, Inc	1,960,742
10,450		Dillard’s, Inc (Class A)	1,064,646
129,145		Dollar General Corp	10,379,384
97,110	*	Dollar Tree, Inc	7,577,493
32,017		DSW, Inc (Class A)	1,041,193
8,439	*	Etsy, Inc	175,869
22,220	*	EVINE Live, Inc	48,662
42,126		Expedia, Inc	5,115,781
37,171	*	Express Parent LLC	707,736
5,627	*	Fenix Parts, Inc	51,431
20,843		Finish Line, Inc (Class A)	572,974
22,871	*,e	Five Below, Inc	843,254
62,079		Foot Locker, Inc	4,379,673
19,633	*	Francesca’s Holdings Corp	238,737
15,555		Fred’s, Inc (Class A)	280,612
7,507	*	FTD Cos, Inc	218,679
45,571	e	GameStop Corp (Class A)	2,089,430
101,898		Gap, Inc	3,717,239
9,647	*	Genesco, Inc	624,064
65,123		Genuine Parts Co	5,792,691
36,262		GNC Holdings, Inc	1,784,453
9,596		Group 1 Automotive, Inc	930,524
209,053	*,e	Groupon, Inc	1,007,635
24,348	e	Guess?, Inc	532,978
7,966		Haverty Furniture Cos, Inc	176,686
10,580	*,e	Hibbett Sports, Inc	481,919
565,887		Home Depot, Inc	66,225,756
13,393		HSN, Inc	984,519
128,924	*,e	JC Penney Co, Inc	1,062,334
7,029		Kirkland’s, Inc	191,751
86,453		Kohl’s Corp	5,301,298
111,463		L Brands, Inc	8,997,293
6,813	*,e	Lands’ End, Inc	160,651
198,486	*	Liberty Interactive Corp	5,766,018
31,587	*	Liberty TripAdvisor Holdings, Inc	925,183
59,660	*	Liberty Ventures	2,474,697
9,392		Lithia Motors, Inc (Class A)	1,124,128
126,516	*	LKQ Corp	3,980,193
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

412,754		Lowe’s Companies, Inc	$28,628,617
10,988	*,e	Lumber Liquidators, Inc	212,068
150,131		Macy’s, Inc	10,368,047
10,573	*	MarineMax, Inc	190,948
8,430	*,e	Mattress Firm Holding Corp	521,396
23,925		Men’s Wearhouse, Inc	1,424,016
25,923	*	Michaels Cos, Inc	656,889
13,022		Monro Muffler, Inc	823,642
18,657	*	Murphy USA, Inc	1,021,657
181,958	*	NetFlix, Inc	20,799,619
58,086		Nordstrom, Inc	4,432,543
22,226		Nutri/System, Inc	667,891
231,423	*	Office Depot, Inc	1,851,384
46,870	*	Orbitz Worldwide, Inc	528,694
43,024	*	O’Reilly Automotive, Inc	10,339,097
8,166	e	Outerwall, Inc	578,316
4,892	*	Overstock.com, Inc	103,515
10,430	*	Party City Holdco, Inc	215,067
18,385		Penske Auto Group, Inc	992,790
21,673	*	PEP Boys - Manny Moe & Jack	256,825
8,830	e	PetMed Express, Inc	148,786
37,408	e	Pier 1 Imports, Inc	441,788
22,078	*	Priceline.com, Inc	27,455,538
21,824		Rent-A-Center, Inc	584,665
14,029	*,e	Restoration Hardware Holdings, Inc	1,423,382
176,359		Ross Stores, Inc	9,375,244
65,798	*	Sally Beauty Holdings, Inc	1,960,122
6,761	*,e	Sears Holdings Corp	145,700
23,405	*	Select Comfort Corp	609,466
5,922		Shoe Carnival, Inc	167,652
15,618	*	Shutterfly, Inc	675,479
38,362		Signet Jewelers Ltd	4,650,242
16,417		Sonic Automotive, Inc (Class A)	382,352
7,450	*,e	Sportsman’s Warehouse Holdings, Inc	87,091
15,124	e	Stage Stores, Inc	266,182
272,967		Staples, Inc	4,015,345
15,745		Stein Mart, Inc	160,442
4,288	*	Systemax, Inc	29,244
279,096		Target Corp	22,844,008
47,372		Tiffany & Co	4,533,500
12,603	*,e	Tile Shop Holdings, Inc	179,971
18,313	*	Tilly’s, Inc	165,733
297,637		TJX Companies, Inc	20,781,015
57,925		Tractor Supply Co	5,359,221
44,464	e	Travelport Worldwide Ltd	566,916
47,327	*	TripAdvisor, Inc	3,756,817
18,379	*	Tuesday Morning Corp	172,395
27,005	*	Ulta Salon Cosmetics & Fragrance, Inc	4,483,640
42,110	*	Urban Outfitters, Inc	1,373,628
12,917	*	Vitamin Shoppe, Inc	474,829
10,713	*	VOXX International Corp (Class A)	85,704
8,518	*,e	Wayfair, Inc	317,807
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,804	*	West Marine, Inc	$61,780
38,985		Williams-Sonoma, Inc	3,300,470
892		Winmark Corp	90,413
27,648	*,e	zulily, Inc	365,230
10,806	*	Zumiez, Inc	282,037
		TOTAL RETAILING	492,616,141

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
17,192	*	Advanced Energy Industries, Inc	450,258
278,371	*,e	Advanced Micro Devices, Inc	537,256
8,895	*,e	Alpha & Omega Semiconductor Ltd	69,826
126,949		Altera Corp	6,304,287
15,019	*,e	Ambarella, Inc	1,740,252
40,729	*	Amkor Technology, Inc	179,615
133,184		Analog Devices, Inc	7,768,623
518,672		Applied Materials, Inc	9,004,146
33,773	*,e	Applied Micro Circuits Corp	209,730
179,985		Atmel Corp	1,490,276
108,919		Avago Technologies Ltd	13,630,124
48,702	*	Axcelis Technologies, Inc	143,671
233,274		Broadcom Corp (Class A)	11,805,997
28,194		Brooks Automation, Inc	297,447
10,069	*	Cabot Microelectronics Corp	456,528
4,818	*	Cascade Microtech, Inc	71,836
23,166	*	Cavium Networks, Inc	1,570,655
8,650	*	Ceva, Inc	162,015
27,661	*	Cirrus Logic, Inc	913,090
10,237		Cohu, Inc	101,449
46,907	*,e	Cree, Inc	1,156,258
209,530		Cypress Semiconductor Corp	2,405,404
15,352	*	Diodes, Inc	340,661
9,301	*	DSP Group, Inc	81,198
58,326	*	Entegris, Inc	864,100
15,727	*	Exar Corp	123,771
48,686	*	Fairchild Semiconductor International, Inc	733,211
35,499	*	First Solar, Inc	1,572,606
23,909	*	Formfactor, Inc	172,862
48,582	*	Freescale Semiconductor Holdings Ltd	1,936,964
16,268	*	Inphi Corp	369,772
64,415	*	Integrated Device Technology, Inc	1,230,971
12,945		Integrated Silicon Solution, Inc	283,884
2,064,047		Intel Corp	59,754,161
59,817		Intersil Corp (Class A)	665,763
9,988		IXYS Corp	104,474
67,485		Kla-Tencor Corp	3,580,079
28,048	*	Kopin Corp	83,583
66,631		Lam Research Corp	5,121,925
46,871	*	Lattice Semiconductor Corp	230,605
101,837		Linear Technology Corp	4,175,317
9,866	*,e	MA-COM Technology Solutions	332,583
189,617		Marvell Technology Group Ltd	2,358,835
31,593	*	Mattson Technology, Inc	90,356
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

118,504		Maxim Integrated Products, Inc	$4,033,876
21,700	*	MaxLinear, Inc	236,096
17,514		Micrel, Inc	244,320
84,028	e	Microchip Technology, Inc	3,599,760
504,387	*	Micron Technology, Inc	9,336,203
39,909	*	Microsemi Corp	1,314,602
22,106		MKS Instruments, Inc	784,763
16,118		Monolithic Power Systems, Inc	833,462
9,714	*	Nanometrics, Inc	132,888
12,097	*	NeoPhotonics Corp Ltd	107,179
1,929		NVE Corp	115,161
222,117		Nvidia Corp	4,431,234
25,808	*	Omnivision Technologies, Inc	630,231
179,953	*	ON Semiconductor Corp	1,911,101
12,269	*	PDF Solutions, Inc	171,889
9,022		Pericom Semiconductor Corp	107,993
27,944	*	Photronics, Inc	230,538
77,701	*	PMC - Sierra, Inc	529,144
12,028		Power Integrations, Inc	466,205
63,100	*	Qorvo, Inc	3,656,645
51,257	*	Rambus, Inc	670,954
13,099	*	Rudolph Technologies, Inc	146,971
29,634	*	Semtech Corp	521,262
14,732	*	Sigma Designs, Inc	152,771
18,199	*	Silicon Laboratories, Inc	818,773
81,222		Skyworks Solutions, Inc	7,770,509
122,298	*,e	SunEdison, Inc	2,847,097
22,758	*,e	SunPower Corp	615,149
88,985		Teradyne, Inc	1,713,851
24,143		Tessera Technologies, Inc	836,796
460,241		Texas Instruments, Inc	23,002,845
12,988	*	Ultra Clean Holdings	98,449
11,718	*	Ultratech, Inc	186,551
18,349	*	Veeco Instruments, Inc	474,872
22,930	*	Xcerra Corp	144,115
124,342		Xilinx, Inc	5,191,279
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	222,741,958

SOFTWARE & SERVICES - 10.9%
14,259	*	A10 Networks, Inc	92,826
276,805		Accenture plc	28,541,364
48,794	*	ACI Worldwide, Inc	1,154,954
211,486		Activision Blizzard, Inc	5,454,224
17,102	*	Actua Corp	251,912
31,651	*	Acxiom Corp	566,869
217,814	*	Adobe Systems, Inc	17,858,570
85,284	*	Akamai Technologies, Inc	6,542,136
26,046	*	Alliance Data Systems Corp	7,163,692
7,645	*,e	Amber Road, Inc	45,106
64,066		Amdocs Ltd	3,757,471
9,809	*	American Software, Inc (Class A)	90,439
21,348	*,e	Angie’s List, Inc	106,740
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,097	*	Ansys, Inc	$4,434,183
2,179	*,e	Apigee Corp	17,541
36,651	*	Aspen Technology, Inc	1,626,571
95,709	*	Autodesk, Inc	4,840,961
211,115		Automatic Data Processing, Inc	16,840,644
16,870	*	AVG Technologies NV	484,844
27,384	*	Bankrate, Inc	249,742
3,385	*	Barracuda Networks, Inc	92,884
26,404	*,e	Bazaarvoice, Inc	148,919
3,373	*,e	Benefitfocus, Inc	125,611
8,337	*	Black Knight Financial Services, Inc	271,619
19,455		Blackbaud, Inc	1,189,868
22,491	*	Blackhawk Network Holdings, Inc	1,033,012
17,474	*	Blucora, Inc	247,607
41,933		Booz Allen Hamilton Holding Co	1,162,802
16,992	*	Bottomline Technologies, Inc	466,600
5,712	*,e	Box, Inc	93,277
13,975	*	Brightcove, Inc	76,443
49,717		Broadridge Financial Solutions, Inc	2,698,142
12,343	*	BroadSoft, Inc	431,018
135,434		CA, Inc	3,945,870
11,039	*	CACI International, Inc (Class A)	906,633
121,648	*	Cadence Design Systems, Inc	2,550,959
23,354	*	Callidus Software, Inc	387,676
7,703	*	Carbonite, Inc	91,974
18,501	*	Cardtronics, Inc	685,832
8,834	*,e	Care.com, Inc	53,004
4,627		Cass Information Systems, Inc	243,380
67,271		CDK Global, Inc	3,473,874
9,269	*	ChannelAdvisor Corp	93,524
30,571	*	Ciber, Inc	101,190
14,612	*,e	Cimpress NV	942,912
68,524	*	Citrix Systems, Inc	5,181,100
474	*,e	Code Rebel Corp	3,290
273,954	*	Cognizant Technology Solutions Corp (Class A)	17,286,497
18,720	*	Commvault Systems, Inc	701,438
57,639		Computer Sciences Corp	3,771,320
14,484	*	comScore, Inc	847,314
9,182	*	Comverse, Inc	186,119
13,409	*	Constant Contact, Inc	346,489
40,661		Convergys Corp	1,020,998
22,842	*	Cornerstone OnDemand, Inc	823,683
13,580	*	CoStar Group, Inc	2,733,518
25,728	*,e	Coupons.com, Inc	250,333
13,500		CSG Systems International, Inc	419,850
11,614	*,e	Cvent, Inc	312,649
12,622	*	Cyan, Inc	71,945
8,444	*	Datalink Corp	57,250
23,087	*	DealerTrack Holdings, Inc	1,433,010
14,070	*	Demandware, Inc	1,063,129
18,118	*	DHI Group, Inc	144,400
3,147	e	Digimarc Corp	125,062
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,736	*,e	Digital Turbine, Inc	$50,388
14,982		DST Systems, Inc	1,635,285
44,030		EarthLink Holdings Corp	323,180
515,094	*	eBay, Inc	14,484,443
11,888	e	Ebix, Inc	368,409
133,434	*	Electronic Arts, Inc	9,547,203
12,309	*	Ellie Mae, Inc	965,641
24,698	*,e	Endurance International Group Holdings, Inc	499,147
11,448	*,e	EnerNOC, Inc	94,217
14,730	*	Envestnet, Inc	667,122
20,502	*	EPAM Systems, Inc	1,519,403
13,005		EPIQ Systems, Inc	215,233
2,188	*	ePlus, Inc	168,279
21,592	*	Euronet Worldwide, Inc	1,479,052
27,235		EVERTEC, Inc	512,563
8,968	*	Everyday Health, Inc	106,450
13,761	*	ExlService Holdings, Inc	533,514
938,771	*	Facebook, Inc	88,253,862
21,056		Factset Research Systems, Inc	3,488,137
13,745		Fair Isaac Corp	1,246,534
120,169		Fidelity National Information Services, Inc	7,862,658
70,406	*,e	FireEye, Inc	3,132,363
39,171	*	First American Corp	1,544,904
101,586	*	Fiserv, Inc	8,823,760
11,180	*,e	Five9, Inc	52,658
38,622	*	FleetCor Technologies, Inc	5,979,458
16,143	*,e	FleetMatics Group plc	772,765
5,122		Forrester Research, Inc	160,216
61,407	*	Fortinet, Inc	2,931,570
36,058	*	Gartner, Inc	3,193,657
66,111	*	Genpact Ltd	1,468,325
11,654	*	Gigamon, Inc	313,260
26,600	*	Global Cash Access, Inc	134,330
28,600		Global Payments, Inc	3,205,774
6,392	*	Globant S.A.	203,266
50,659	*,e	Glu Mobile, Inc	297,115
9,925	*	GoDaddy, Inc	282,267
23,773	*,e	Gogo, Inc	433,382
127,670	*	Google, Inc	79,871,629
125,061	*	Google, Inc (Class A)	82,227,608
31,733	*	GrubHub, Inc	1,006,253
10,255	*	GTT Communications, Inc	238,224
8,100	*,e	Guidance Software, Inc	81,567
29,493	*	Guidewire Software, Inc	1,741,562
10,211		Hackett Group, Inc	130,701
16,386		Heartland Payment Systems, Inc	1,020,848
39,911	*	HomeAway, Inc	1,198,926
3,226	*,e	Hortonworks, Inc	78,263
7,885	*,e	HubSpot, Inc	425,396
30,803		IAC/InterActiveCorp	2,379,840
11,176	*	Imperva, Inc	734,263
25,200	*	Infoblox, Inc	592,200
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

44,879	*	Informatica Corp	$2,177,529
6,987	*	Interactive Intelligence, Inc	289,681
23,532	*	Internap Network Services Corp	216,730
394,668		International Business Machines Corp	63,932,269
125,665		Intuit, Inc	13,291,587
20,267		j2 Global, Inc	1,426,797
47,198		Jack Henry & Associates, Inc	3,297,252
24,819	*	Jive Software, Inc	117,146
36,827	e	King Digital Entertainment plc	571,923
11,023	*	Knot, Inc	163,471
29,543		Leidos Holdings, Inc	1,205,354
28,206	*,e	LendingClub Corp	409,269
31,019	*	Limelight Networks, Inc	116,942
46,270	*	LinkedIn Corp	9,404,840
25,980	*	Lionbridge Technologies	152,762
10,535	*,e	Liquidity Services, Inc	94,604
23,943	*	Liveperson, Inc	230,092
10,258	*	LogMeIn, Inc	754,784
7,558	*	Luxoft Holding, Inc	474,340
30,778	*	Manhattan Associates, Inc	1,995,030
9,855		Mantech International Corp (Class A)	293,778
13,195		Marchex, Inc (Class B)	60,697
13,298	*,e	Marin Software, Inc	74,336
14,726	*,e	Marketo, Inc	447,818
437,048		Mastercard, Inc (Class A)	42,568,475
27,274		MAXIMUS, Inc	1,860,360
2,992	*,e	MaxPoint Interactive, Inc	26,539
41,078		Mentor Graphics Corp	1,071,725
3,500,781		Microsoft Corp	163,486,473
3,800	*	MicroStrategy, Inc (Class A)	774,630
52,348	*,e	Millennial Media, Inc	90,039
16,990	*	MobileIron, Inc	97,183
8,810	*	Model N, Inc	100,082
16,185	*,e	ModusLink Global Solutions, Inc	52,601
14,404	*	MoneyGram International, Inc	146,921
16,404		Monotype Imaging Holdings, Inc	408,952
38,282	*,e	Monster Worldwide, Inc	269,888
46,172	*	Netscout Systems, Inc	1,841,339
16,761	*,e	NetSuite, Inc	1,656,657
24,084	*,e	NeuStar, Inc (Class A)	743,473
2,428	*	New Relic, Inc	84,494
26,809		NIC, Inc	483,634
105,971	*	Nuance Communications, Inc	1,921,254
11,263	*,e	OPOWER, Inc	113,193
1,378,095		Oracle Corp	55,041,114
89,010	*	Pandora Media, Inc	1,559,455
3,781	*,e	Park City Group, Inc	49,569
155,868		Paychex, Inc	7,232,275
13,329	*	Paycom Software, Inc	426,528
6,376	*,e	Paylocity Holding Corp	229,026
515,094	*	PayPal Holdings, Inc	19,934,138
14,355		Pegasystems, Inc	388,877
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,896	*	Perficient, Inc	$241,762
4,957	*,e	PFSweb, Inc	62,557
23,615	*	Progress Software Corp	700,893
16,626	*,e	Proofpoint, Inc	1,075,702
10,016	*	PROS Holdings, Inc	219,050
47,974	*	PTC, Inc	1,743,855
9,749	*	Q2 Holdings, Inc	265,075
3,997		QAD, Inc (Class A)	106,680
38,331	*	QLIK Technologies, Inc	1,550,872
10,529	*,e	Qualys, Inc	389,152
15,203	*	QuinStreet, Inc	88,481
51,869	*	Rackspace Hosting, Inc	1,765,102
9,129	*	RealNetworks, Inc	42,724
21,632	*,e	RealPage, Inc	415,334
78,083	*	Red Hat, Inc	6,174,804
3,209		Reis, Inc	78,492
15,888	*	RetailMeNot, Inc	240,703
40,946	*,e	Rocket Fuel, Inc	312,009
37,512	*	Rovi Corp	412,257
10,830	*	Rubicon Project, Inc	188,767
47,268		Sabre Corp	1,257,329
280,626	*	Salesforce.com, Inc	20,569,886
9,731	e	Sapiens International Corp NV	104,414
20,630		Science Applications International Corp	1,107,418
11,070	*	Sciquest, Inc	131,622
13,463	*	Seachange International, Inc	92,760
64,894	*	ServiceNow, Inc	5,223,967
26,981	*	ServiceSource International LLC	142,999
8,287	*,e	Shutterstock, Inc	442,774
16,631	*,e	Silver Spring Networks, Inc	186,267
27,573	*	SolarWinds, Inc	1,099,887
29,539		Solera Holdings, Inc	1,080,832
52,925	*	Splunk, Inc	3,701,575
7,006	*	SPS Commerce, Inc	505,483
31,094		SS&C Technologies Holdings, Inc	2,115,325
6,035	*	Stamps.com, Inc	414,001
15,730	*	Sykes Enterprises, Inc	383,497
290,241		Symantec Corp	6,600,080
16,154	*	Synchronoss Technologies, Inc	772,161
67,583	*	Synopsys, Inc	3,435,920
12,660	*	Syntel, Inc	553,115
16,908	*	TA Indigo Holding Corp	192,075
20,956	*	Tableau Software, Inc	2,194,931
36,682	*	Take-Two Interactive Software, Inc	1,158,418
16,127	*	Tangoe, Inc	177,720
8,465	*	TechTarget, Inc	73,307
20,386	*	TeleCommunication Systems, Inc (Class A)	74,817
11,456	*	TeleNav, Inc	80,192
7,285		TeleTech Holdings, Inc	197,642
60,975	*	Teradata Corp	2,262,782
8,468	*,e	Textura Corp	245,572
44,696	*	TiVo, Inc	445,172
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

68,565		Total System Services, Inc	$3,169,074
4,367	*	Travelzoo, Inc	39,041
20,717	*,e	TrueCar, Inc	135,075
6,028	*	TubeMogul, Inc	85,176
245,286	*	Twitter, Inc	7,606,319
13,996	*	Tyler Technologies, Inc	1,953,002
11,970	*	Ultimate Software Group, Inc	2,204,994
20,494	*	Unisys Corp	325,240
5,839	*	United Online, Inc	81,162
59,326	*	Vantiv, Inc	2,610,344
3,825	*,e	Varonis Systems, Inc	79,522
12,292	*,e	Vasco Data Security International	250,634
48,981	*	VeriFone Systems, Inc	1,576,209
25,427	*	Verint Systems, Inc	1,480,360
44,687	*,e	VeriSign, Inc	3,170,096
21,463	*,e	VirnetX Holding Corp	99,374
12,397	*	Virtusa Corp	594,312
851,033		Visa, Inc (Class A)	64,116,826
41,372	*	VMware, Inc (Class A)	3,687,486
15,884	*	WebMD Health Corp (Class A)	692,225
19,433	*	Website Pros, Inc	483,687
248,039		Western Union Co	5,020,309
16,055	*	WEX, Inc	1,638,252
9,183	*,e	Wix.com Ltd	257,124
44,810	*	Workday, Inc	3,778,827
3,075	*	Workiva, Inc	44,864
464,311		Xerox Corp	5,116,707
13,615	*	Xoom Corp	338,333
398,105	*	Yahoo!, Inc	14,598,510
27,481	*,e	Yelp, Inc	725,498
7,511	*	Yodlee, Inc	94,338
22,719	*	Zendesk, Inc	468,693
18,892	*,e	Zillow Group, Inc	1,539,698
23,238	*	Zix Corp	113,401
324,452	*	Zynga, Inc	804,641
		TOTAL SOFTWARE & SERVICES	1,103,027,372

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
48,192	*,e	3D Systems Corp	634,207
24,640		Adtran, Inc	406,560
10,358	*,e	Aerohive Networks, Inc	80,274
5,601	*	Agilysys, Inc	47,440
5,798	e	Alliance Fiber Optic Products, Inc	116,366
129,544		Amphenol Corp (Class A)	7,307,577
12,849		Anixter International, Inc	850,732
2,489,247		Apple, Inc	301,945,661
7,243	*,e	Applied Optoelectronics, Inc	140,876
14,184	*,e	Arista Networks, Inc	1,198,122
57,332	*	ARRIS Group, Inc	1,772,705
41,766	*	Arrow Electronics, Inc	2,428,693
12,829	*,e	Avid Technology, Inc	157,284
59,322		Avnet, Inc	2,475,507
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,648		AVX Corp	$291,599
5,631		Badger Meter, Inc	331,215
4,329		Bel Fuse, Inc (Class B)	95,584
17,889		Belden CDT, Inc	1,059,565
21,281	*	Benchmark Electronics, Inc	469,459
6,118		Black Box Corp	95,808
173,985		Brocade Communications Systems, Inc	1,785,086
15,298	*,e	CalAmp Corp	261,749
18,584	*	Calix Networks, Inc	156,663
54,528		CDW Corp	1,959,191
16,366		Checkpoint Systems, Inc	143,039
49,638	*	Ciena Corp	1,263,287
2,212,210		Cisco Systems, Inc	62,871,008
4,709	*,e	Clearfield, Inc	92,673
36,557		Cognex Corp	1,654,935
9,960	*	Coherent, Inc	577,182
44,163	*	CommScope Holding Co, Inc	1,385,393
6,617		Comtech Telecommunications Corp	190,636
8,807	*,e	Control4 Corp	73,098
534,499		Corning, Inc	9,984,441
16,770	*	Cray, Inc	435,014
13,984		CTS Corp	262,759
15,342		Daktronics, Inc	175,359
32,205		Diebold, Inc	1,096,580
10,399	*	Digi International, Inc	105,238
22,257		Dolby Laboratories, Inc (Class A)	782,334
25,176	*	Dot Hill Systems Corp	159,112
7,396	*	DTS, Inc	210,712
7,109	*,e	Eastman Kodak Co	96,896
20,185	*	EchoStar Corp (Class A)	936,988
7,109		Electro Rent Corp	71,445
19,017	*	Electronics for Imaging, Inc	869,077
822,891		EMC Corp	22,127,539
10,385	*	EMCORE Corp	64,283
42,439	*	Extreme Networks, Inc	98,458
30,814	*	F5 Networks, Inc	4,133,390
14,267	*	Fabrinet	264,796
7,269	*	FARO Technologies, Inc	319,036
17,295		FEI Co	1,486,851
43,394	*	Finisar Corp	755,490
57,796		Flir Systems, Inc	1,779,539
14,868	*	GSI Group, Inc	210,680
39,552	*	Harmonic, Inc	237,708
63,000		Harris Corp	5,225,220
769,893		Hewlett-Packard Co	23,497,134
22,069	*	II-VI, Inc	375,173
13,663	*	Imation Corp	56,018
11,513	*	Immersion Corp	157,958
54,773	*,e	Infinera Corp	1,311,266
64,117	*	Ingram Micro, Inc (Class A)	1,745,906
17,922	*	Insight Enterprises, Inc	483,715
16,078		InterDigital, Inc	869,337
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,400	*,e	InvenSense, Inc	$450,640
14,995	*	IPG Photonics Corp	1,382,839
23,332	*	Itron, Inc	751,990
26,439	*	Ixia	348,995
83,982		Jabil Circuit, Inc	1,700,635
98,032	*	JDS Uniphase Corp	1,087,175
167,921		Juniper Networks, Inc	4,772,315
70,718	*	Keysight Technologies, Inc	2,159,728
12,299	*	Kimball Electronics, Inc	164,930
37,514	*,e	Knowles Corp	714,642
5,979	*	KVH Industries, Inc	73,422
29,605		Lexmark International, Inc (Class A)	1,006,274
9,266		Littelfuse, Inc	852,472
13,539	*	Mercury Computer Systems, Inc	190,765
1,202	e	Mesa Laboratories, Inc	124,455
15,985		Methode Electronics, Inc	428,878
99,328		Motorola, Inc	5,975,572
6,091		MTS Systems Corp	393,540
3,946	*	Multi-Fineline Electronix, Inc	70,476
63,883		National Instruments Corp	1,850,052
72,669	*	NCR Corp	2,001,304
132,768		NetApp, Inc	4,135,723
14,600	*	Netgear, Inc	488,954
16,531	*	Newport Corp	261,851
39,842	*,e	Nimble Storage, Inc	1,100,436
16,489	*	Novatel Wireless, Inc	40,728
42,356	*,e	Oclaro, Inc	97,419
8,081	*	OSI Systems, Inc	567,125
35,590	*	Palo Alto Networks, Inc	6,613,690
8,151		Park Electrochemical Corp	143,947
3,831		PC Connection, Inc	85,010
16,902		Plantronics, Inc	981,668
13,718	*	Plexus Corp	523,205
55,882	*	Polycom, Inc	635,937
35,882	*	QLogic Corp	318,273
709,884		Qualcomm, Inc	45,709,431
89,500	*	Quantum Corp	94,870
16,469	*	RealD, Inc	206,686
12,287	*	Rofin-Sinar Technologies, Inc	306,438
7,760	*	Rogers Corp	434,327
31,942	*	Ruckus Wireless, Inc	393,845
88,235		SanDisk Corp	5,319,688
34,320	*	Sanmina Corp	757,442
11,491	*	Scansource, Inc	434,705
28,040	*	ShoreTel, Inc	198,804
13,572	*,e	Silicon Graphics International Corp	69,353
20,395	*	Sonus Networks, Inc	164,588
21,464	*,e	Stratasys Ltd	659,589
20,685	*	Super Micro Computer, Inc	551,669
18,933	*	Synaptics, Inc	1,502,902
11,840		SYNNEX Corp	895,459
15,974	*	Tech Data Corp	931,763
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

111,915	*	Trimble Navigation Ltd	$2,585,236
24,970	*	TTM Technologies, Inc	227,976
13,901	e	Ubiquiti Networks, Inc	447,890
17,564	*	Universal Display Corp	837,978
17,984	*,e	Viasat, Inc	1,115,008
38,044	*,e	Violin Memory, Inc	89,784
55,691	e	Vishay Intertechnology, Inc	639,333
5,516	*	Vishay Precision Group, Inc	77,003
98,753		Western Digital Corp	8,498,683
22,239	*	Zebra Technologies Corp (Class A)	2,393,584
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	592,743,725

TELECOMMUNICATION SERVICES - 2.1%
37,114	*	8x8, Inc	323,263
2,631,333		AT&T, Inc	91,412,514
3,922		Atlantic Tele-Network, Inc	277,442
15,710	*	Boingo Wireless, Inc	152,858
241,610		CenturyTel, Inc	6,910,046
87,920	*	Cincinnati Bell, Inc	343,767
21,159		Cogent Communications Group, Inc	672,645
21,043		Consolidated Communications Holdings, Inc	419,387
8,375	*	Fairpoint Communications, Inc	139,193
428,764	e	Frontier Communications Corp	2,023,766
14,505	*	General Communication, Inc (Class A)	266,892
201,015	*,e	Globalstar, Inc	416,101
3,994	*	Hawaiian Telcom Holdco, Inc	99,451
16,921		IDT Corp (Class B)	287,995
44,053	*	inContact, Inc	408,812
15,044		Inteliquent, Inc	273,801
10,667	*,e	Intelsat S.A.	101,443
34,324	*,e	Iridium Communications, Inc	254,684
133,476	*	Level 3 Communications, Inc	6,740,538
8,919		Lumos Networks Corp	124,509
9,455	*	NTELOS Holdings Corp	60,417
25,361	*	Orbcomm, Inc	156,224
5,431	*,e	Pacific DataVision, Inc	158,802
19,090	*	Premiere Global Services, Inc	205,981
22,672	*	RingCentral, Inc	446,638
59,937	*	SBA Communications Corp (Class A)	7,235,595
9,896		Shenandoah Telecom Co	340,225
11,251		Spok Holdings, Inc	188,229
368,672	*,e	Sprint Corp	1,242,425
4,184	*,e	Straight Path Communications, Inc	98,617
38,769		Telephone & Data Systems, Inc	1,140,196
124,389	*	T-Mobile US, Inc	5,057,657
5,233	*	US Cellular Corp	194,772
1,770,061		Verizon Communications, Inc	82,821,154
76,451	*	Vonage Holdings Corp	488,522
42,654	e	Windstream Holdings, Inc	206,872
60,690	*	Zayo Group Holdings, Inc	1,620,423
		TOTAL TELECOMMUNICATION SERVICES	213,311,856
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.2%
22,768	*	Air Transport Services Group, Inc	$235,649
54,256		Alaska Air Group, Inc	4,109,892
5,558		Allegiant Travel Co	1,182,353
3,092		Amerco, Inc	1,111,172
316,035		American Airlines Group, Inc	12,673,004
10,986		Arkansas Best Corp	363,087
11,244	*	Atlas Air Worldwide Holdings, Inc	552,643
52,001	*	Avis Budget Group, Inc	2,258,403
10,955	*	Celadon Group, Inc	237,724
64,549		CH Robinson Worldwide, Inc	4,528,112
45,141		Con-Way, Inc	1,751,019
14,198	e	Copa Holdings S.A. (Class A)	1,072,375
4,833	*	Covenant Transportation Group, Inc	114,107
434,484		CSX Corp	13,590,660
345,923		Delta Air Lines, Inc	15,338,226
8,964	*	Eagle Bulk Shipping, Inc	77,449
12,303	*	Echo Global Logistics, Inc	397,387
93,777		Expeditors International of Washington, Inc	4,395,328
120,477		FedEx Corp	20,652,167
12,492		Forward Air Corp	606,487
22,134	*	Genesee & Wyoming, Inc (Class A)	1,576,383
27,096	*,e	Golden Ocean Group Ltd (Oslo)	105,403
19,743	*	Hawaiian Holdings, Inc	428,818
21,551		Heartland Express, Inc	459,683
173,271	*	Hertz Global Holdings, Inc	2,943,874
16,757	*	Hub Group, Inc (Class A)	705,972
38,011		J.B. Hunt Transport Services, Inc	3,197,485
153,121	*	JetBlue Airways Corp	3,518,721
55,873		Kansas City Southern Industries, Inc	5,542,043
23,091	*	Kirby Corp	1,672,019
24,695		Knight Transportation, Inc	667,753
20,034		Landstar System, Inc	1,443,049
28,958		Macquarie Infrastructure Co LLC	2,459,403
9,209		Marten Transport Ltd	178,563
17,501		Matson, Inc	724,891
35,711		Navios Maritime Holdings, Inc	132,131
136,771		Norfolk Southern Corp	11,533,898
28,547	*	Old Dominion Freight Line	2,088,213
1,308	*	PAM Transportation Services, Inc	68,801
3,699		Park-Ohio Holdings Corp	166,122
11,882	*	Quality Distribution, Inc	189,043
11,295	*	Radiant Logistics, Inc	71,723
20,319	*	Republic Airways Holdings, Inc	102,408
14,300	*	Roadrunner Transportation Services Holdings, Inc	374,374
21,983		Ryder System, Inc	1,989,901
19,150		Safe Bulkers, Inc	65,876
9,841	*	Saia, Inc	427,296
76,489	*,e	Scorpio Bulkers, Inc	138,445
24,262		Skywest, Inc	401,779
303,074		Southwest Airlines Co	10,971,279
30,530	*	Spirit Airlines, Inc	1,826,305
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,046	*	Swift Transportation Co, Inc	$906,256
12,461	*,e	Ultrapetrol Bahamas Ltd	9,777
372,329		Union Pacific Corp	36,335,587
162,222	*	United Continental Holdings, Inc	9,147,699
308,923		United Parcel Service, Inc (Class B)	31,621,358
2,557		Universal Truckload Services, Inc	54,029
4,109	*	USA Truck, Inc	80,372
38,374	*	UTI Worldwide, Inc	322,342
10,159	*,e	Virgin America, Inc	338,701
17,944		Werner Enterprises, Inc	506,739
25,773	*	Wesco Aircraft Holdings, Inc	370,873
30,234	*,e	XPO Logistics, Inc	1,310,644
14,424	*	YRC Worldwide, Inc	278,383
		TOTAL TRANSPORTATION	222,701,658

UTILITIES - 2.9%
23,634	e	Abengoa Yield plc	599,831
297,945		AES Corp	3,813,696
48,609		AGL Resources, Inc	2,337,121
19,876		Allete, Inc	959,812
46,009		Alliant Energy Corp	2,830,014
99,305		Ameren Corp	4,079,449
205,477		American Electric Power Co, Inc	11,623,834
18,348		American States Water Co	707,315
77,603		American Water Works Co, Inc	4,028,372
107,579		Aqua America, Inc	2,736,810
3,086		Artesian Resources Corp	66,565
58,875	e	Atlantic Power Corp	146,599
40,888		Atmos Energy Corp	2,261,106
24,723		Avista Corp	816,353
18,241		Black Hills Corp	759,920
24,995		California Water Service Group	538,142
161,692	*	Calpine Corp	2,958,964
186,975		Centerpoint Energy, Inc	3,616,097
6,361		Chesapeake Utilities Corp	327,083
28,650		Cleco Corp	1,559,419
112,805		CMS Energy Corp	3,864,699
4,663		Connecticut Water Service, Inc	158,729
124,853		Consolidated Edison, Inc	7,939,402
6,110	e	Consolidated Water Co, Inc	73,931
265,501		Dominion Resources, Inc	19,036,422
74,125		DTE Energy Co	5,964,098
304,169		Duke Energy Corp	22,575,423
54,051	*	Dynegy, Inc	1,408,029
135,615		Edison International	8,138,256
17,179		El Paso Electric Co	625,831
27,444		Empire District Electric Co	631,486
87,964		Entergy Corp	6,247,203
138,685		Eversource Energy	6,895,418
371,305		Exelon Corp	11,915,177
177,203		FirstEnergy Corp	6,017,814
5,556	e	Genie Energy Ltd	57,505
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

62,038		Great Plains Energy, Inc	$1,619,812
43,719		Hawaiian Electric Industries, Inc	1,309,384
20,674		Idacorp, Inc	1,284,062
63,862		ITC Holdings Corp	2,157,258
17,510		Laclede Group, Inc	947,466
80,055		MDU Resources Group, Inc	1,561,873
15,712		MGE Energy, Inc	623,452
6,217		Middlesex Water Co	141,375
34,836		National Fuel Gas Co	1,883,583
34,398		New Jersey Resources Corp	994,102
197,957		NextEra Energy, Inc	20,825,076
132,305		NiSource, Inc	2,310,045
17,310		Northwest Natural Gas Co	749,350
18,919		NorthWestern Corp	1,018,599
141,121		NRG Energy, Inc	3,168,166
15,511	e	NRG Yield, Inc (Class A)	305,722
14,897	e	NRG Yield, Inc (Class C)	287,363
82,512		OGE Energy Corp	2,455,557
33,943		ONE Gas, Inc	1,528,453
15,517	e	Ormat Technologies, Inc	631,232
16,775		Otter Tail Corp	434,808
21,668		Pattern Energy Group, Inc	529,349
127,054		Pepco Holdings, Inc	3,389,801
206,896		PG&E Corp	10,864,109
41,412		Piedmont Natural Gas Co, Inc	1,574,070
61,178		Pinnacle West Capital Corp	3,775,294
32,366		PNM Resources, Inc	853,815
31,389		Portland General Electric Co	1,130,318
287,342		PPL Corp	9,140,349
215,532		Public Service Enterprise Group, Inc	8,981,218
98,551		Questar Corp	2,181,919
58,690		SCANA Corp	3,216,212
103,443		Sempra Energy	10,528,429
6,635		SJW Corp	198,055
27,630		South Jersey Industries, Inc	669,751
403,527		Southern Co	18,049,763
18,799		Southwest Gas Corp	1,059,136
1,491		Spark Energy, Inc	23,662
35,448	*	Talen Energy Corp	557,597
95,137		TECO Energy, Inc	2,104,430
35,116		TerraForm Power, Inc	1,059,099
71,672		UGI Corp	2,618,895
23,623		UIL Holdings Corp	1,132,487
8,987		Unitil Corp	319,488
33,919		Vectren Corp	1,427,990
10,796	*,e	Vivint Solar, Inc	164,747
129,567	*	WEC Energy Group, Inc	6,348,783
53,789		Westar Energy, Inc	2,025,156
20,634		WGL Holdings, Inc	1,153,441
211,279		Xcel Energy, Inc	7,325,043
5,212		York Water Co	111,224
		TOTAL UTILITIES	297,066,293

		TOTAL COMMON STOCKS	10,064,348,792
		(Cost $6,676,777,466)
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
7,432	e,m	Magnum Hunter Resources Corp			$0
		TOTAL ENERGY			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	m	Forest Laboratories, Inc CVR			1,231
2,832	m	Furiex Pharmaceuticals, Inc			27,669
1,988	m	Omthera Pharmaceuticals, Inc			1,193
12,340	e,m	Trius Therapeutics, Inc			1,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			31,697

SOFTWARE & SERVICES - 0.0%
3,514	m	Gerber Scientific, Inc			0
		TOTAL SOFTWARE & SERVICES			0

TELECOMMUNICATION SERVICES - 0.0%
19,784	m	Leap Wireless International, Inc			49,856
		TOTAL TELECOMMUNICATION SERVICES			49,856

		TOTAL RIGHTS / WARRANTS			81,553
		(Cost $77,612)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.2%

GOVERNMENT AGENCY DEBT - 0.1%
$11,290,000	d	Federal Home Loan Bank (FHLB)	0.050%	08/12/15	11,289,944
3,400,000	d	FHLB	0.060%	09/10/15	3,399,820
		TOTAL GOVERNMENT AGENCY DEBT			14,689,764

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.1%
308,432,118	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			308,432,118
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			308,432,118
		TOTAL SHORT-TERM INVESTMENTS			323,121,882
		(Cost $323,121,719)

		TOTAL INVESTMENTS - 103.0%			10,387,552,227
		(Cost $6,999,976,797)
		OTHER ASSETS & LIABILITIES, NET - (3.0)%			(306,790,164)
		NET ASSETS - 100.0%			$10,080,762,063

166

TIAA-CREF FUNDS - Equity Index Fund

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $300,441,478.
m	Indicates a security that has been deemed illiquid.
167

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.8%
52,304		BorgWarner, Inc	$2,600,032
66,772		Delphi Automotive plc	5,213,558
33,250		Gentex Corp	534,660
25,672		Harley-Davidson, Inc	1,496,677
32,120		Johnson Controls, Inc	1,463,387
13,249		Lear Corp	1,378,823
22,552	*,e	Tesla Motors, Inc	6,002,215
10,302		Thor Industries, Inc	575,676
11,281	*	Visteon Corp	1,122,798
		TOTAL AUTOMOBILES & COMPONENTS	20,387,826

BANKS - 0.1%
10,507	*	Signature Bank	1,529,714
7,185	*	SVB Financial Group	1,028,174
		TOTAL BANKS	2,557,888

CAPITAL GOODS - 6.7%
147,581		3M Co	22,334,909
16,731		A.O. Smith Corp	1,201,620
9,798		Acuity Brands, Inc	1,971,260
4,538	*	Aecom Technology Corp	139,907
1,279		Air Lease Corp	45,213
21,611		Allegion plc	1,366,247
22,053		Allison Transmission Holdings, Inc	643,507
54,436		Ametek, Inc	2,887,830
7,128	*	Armstrong World Industries, Inc	416,988
2,321	*	Babcock & Wilcox Enterprises, Inc	45,770
23,965		BE Aerospace, Inc	1,167,335
160,827		Boeing Co	23,186,429
6,174		BWX Technologies, Inc	151,633
3,218		Carlisle Cos, Inc	325,855
24,357		Caterpillar, Inc	1,915,191
31,530		Cummins, Inc	4,084,081
26,941		Danaher Corp	2,466,718
13,505		Deere & Co	1,277,168
31,627		Donaldson Co, Inc	1,062,667
106,746		Emerson Electric Co	5,524,105
66,263	e	Fastenal Co	2,773,769
16,088		Flowserve Corp	755,975
12,576		Fortune Brands Home & Security, Inc	600,504
20,009		General Dynamics Corp	2,983,542
13,255		Graco, Inc	947,600
39,602	*	HD Supply Holdings, Inc	1,417,752
21,754		Hexcel Corp	1,128,815
168

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

178,609		Honeywell International, Inc	$18,762,875
1,775		Hubbell, Inc (Class B)	185,328
10,968		Huntington Ingalls	1,287,753
16,802		IDEX Corp	1,277,456
67,401		Illinois Tool Works, Inc	6,030,367
4,187		Ingersoll-Rand plc	257,082
9,122		Lennox International, Inc	1,077,035
15,735		Lincoln Electric Holdings, Inc	952,754
45,690		Lockheed Martin Corp	9,462,399
78,592		Masco Corp	2,074,043
12,923	*	Middleby Corp	1,585,652
3,330		MSC Industrial Direct Co (Class A)	237,296
13,738		Nordson Corp	1,018,123
13,278		Northrop Grumman Corp	2,297,227
72,282		Paccar, Inc	4,686,765
25,279		Pall Corp	3,196,530
14,151		Parker Hannifin Corp	1,595,525
6,715		Precision Castparts Corp	1,308,888
9,237	*	Quanta Services, Inc	255,126
591		Regal-Beloit Corp	41,033
30,328		Rockwell Automation, Inc	3,541,704
32,023		Rockwell Collins, Inc	2,709,786
8,682		Roper Industries, Inc	1,452,238
13,090		Snap-On, Inc	2,157,232
14,202	*,e	SolarCity Corp	823,716
29,477	*	Spirit Aerosystems Holdings, Inc (Class A)	1,659,555
3,183		Stanley Works	335,775
14,244		Textron, Inc	622,463
12,568		Toro Co	858,771
12,012		TransDigm Group, Inc	2,718,316
22,401	*	United Rentals, Inc	1,500,643
18,153		United Technologies Corp	1,820,927
20,724	*	USG Corp	642,029
1,301	e	Valmont Industries, Inc	144,710
15,931	e	W.W. Grainger, Inc	3,643,579
12,307	*	WABCO Holdings, Inc	1,519,545
5,878		Watsco, Inc	753,795
22,602		Westinghouse Air Brake Technologies Corp	2,287,096
		TOTAL CAPITAL GOODS	169,603,527

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
22,713		Cintas Corp	1,941,962
8,872	*	Clean Harbors, Inc	439,342
28,602	*	Copart, Inc	1,030,530
26,068		Covanta Holding Corp	514,582
3,157		Dun & Bradstreet Corp	393,899
26,829		Equifax, Inc	2,740,046
13,281	*	IHS, Inc (Class A)	1,660,523
12,457		KAR Auction Services, Inc	484,951
56,951		Nielsen Holdings NV	2,759,846
17,680		Pitney Bowes, Inc	369,866
24,868	e	R.R. Donnelley & Sons Co	436,433
169

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

30,480		Robert Half International, Inc	$1,677,314
21,020		Rollins, Inc	609,580
20,021	*	Stericycle, Inc	2,822,360
2,797		Towers Watson & Co	354,604
86,557		Tyco International plc	3,288,300
39,271	*	Verisk Analytics, Inc	3,067,458
8,716		Waste Management, Inc	445,649
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,037,245

CONSUMER DURABLES & APPAREL - 2.4%
15,407		Brunswick Corp	817,958
11,848		Carter’s, Inc	1,201,506
11,069		Coach, Inc	345,353
30,678		DR Horton, Inc	910,830
8,463	*	Fossil Group, Inc	581,831
20,972	*,e	GoPro, Inc	1,302,361
93,854		Hanesbrands, Inc	2,912,290
16,456		Harman International Industries, Inc	1,771,653
20,307		Hasbro, Inc	1,598,973
48,103	*	Jarden Corp	2,645,665
30,829	*	Kate Spade & Co	620,279
31,057		Leggett & Platt, Inc	1,484,835
961		Lennar Corp (B Shares)	42,149
15,386		Lennar Corp (Class A)	816,073
25,861	*	Lululemon Athletica, Inc	1,625,622
46,890	*	Michael Kors Holdings Ltd	1,968,911
9,764	*	Mohawk Industries, Inc	1,968,325
29,978		Newell Rubbermaid, Inc	1,297,448
155,862		Nike, Inc (Class B)	17,958,420
1,011	*	NVR, Inc	1,506,430
15,369		Polaris Industries, Inc	2,106,475
1,739		Ralph Lauren Corp	218,923
9,610	*	Skechers U.S.A., Inc (Class A)	1,445,825
14,396	*	Tempur-Pedic International, Inc	1,087,618
13,687	*	Toll Brothers, Inc	532,698
8,732	*	TopBuild Corp	251,132
11,559	e	Tupperware Corp	675,855
41,584	*	Under Armour, Inc (Class A)	4,130,539
77,234		VF Corp	5,953,969
1,926	*	Vista Outdoor, Inc	90,849
1,342		Whirlpool Corp	238,514
		TOTAL CONSUMER DURABLES & APPAREL	60,109,309

CONSUMER SERVICES - 3.5%
39,981		ARAMARK Holdings Corp	1,272,195
14,470		Brinker International, Inc	866,753
7,330	*	Chipotle Mexican Grill, Inc (Class A)	5,440,546
7,782		Choice Hotels International, Inc	394,236
7,501		Darden Restaurants, Inc	553,274
12,449		Domino’s Pizza, Inc	1,417,194
21,723	e	Dunkin Brands Group, Inc	1,170,652
12,929		Extended Stay America, Inc	245,651
170

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

58,000		H&R Block, Inc	$1,930,820
124,811	*	Hilton Worldwide Holdings, Inc	3,351,175
14,346	*,e	International Game Technology plc	284,051
83,840		Las Vegas Sands Corp	4,698,394
47,290		Marriott International, Inc (Class A)	3,433,727
223,025		McDonald’s Corp	22,271,276
9,174	*	MGM Resorts International	179,994
27,229	*	Norwegian Cruise Line Holdings Ltd	1,699,634
5,682	*	Panera Bread Co (Class A)	1,159,810
45,579		Service Corp International	1,390,615
24,379	*	ServiceMaster Global Holdings, Inc	944,199
16,248		Six Flags Entertainment Corp	757,807
347,058		Starbucks Corp	20,105,070
40,774		Starwood Hotels & Resorts Worldwide, Inc	3,239,902
27,173		Wyndham Worldwide Corp	2,242,316
16,776		Wynn Resorts Ltd	1,731,787
98,770		Yum! Brands, Inc	8,668,055
		TOTAL CONSUMER SERVICES	89,449,133

DIVERSIFIED FINANCIALS - 2.4%
13,154	*	Affiliated Managers Group, Inc	2,734,717
10,473	*	Ally Financial, Inc	238,470
40,148		American Express Co	3,053,657
34,072		Ameriprise Financial, Inc	4,281,828
8,050		Artisan Partners Asset Management, Inc	384,387
27,313		Bank of New York Mellon Corp	1,185,384
9,194		BlackRock, Inc	3,092,126
21,240		CBOE Holdings, Inc	1,316,455
185,037		Charles Schwab Corp	6,454,091
1,918	*	Credit Acceptance Corp	460,723
26,602		Eaton Vance Corp	1,020,453
21,215	e	Federated Investors, Inc (Class B)	715,158
823		Interactive Brokers Group, Inc (Class A)	33,043
8,929		IntercontinentalExchange Group, Inc	2,036,169
12,151		Invesco Ltd	469,029
74,015		iShares Russell 1000 Growth Index Fund	7,551,750
28,416		Lazard Ltd (Class A)	1,574,531
7,229		Legg Mason, Inc	356,679
9,928		Leucadia National Corp	233,507
18,628	e	LPL Financial Holdings, Inc	878,310
64,145		McGraw-Hill Financial, Inc	6,526,754
40,818		Moody’s Corp	4,507,532
25,354		MSCI, Inc (Class A)	1,728,129
46,206		NorthStar Asset Management Group, Inc	846,494
1,162		Santander Consumer USA Holdings, Inc	28,097
34,627		SEI Investments Co	1,845,965
104,147		SLM Corp	950,862
60,733		T Rowe Price Group, Inc	4,684,336
51,307		TD Ameritrade Holding Corp	1,884,506
20,776		Waddell & Reed Financial, Inc (Class A)	933,050
		TOTAL DIVERSIFIED FINANCIALS	62,006,192
171

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

ENERGY - 0.8%
94,572		Cabot Oil & Gas Corp	$2,474,004
7,376	*	Continental Resources, Inc	246,432
2,783	e	CVR Energy, Inc	106,394
10,652		EOG Resources, Inc	822,228
34,990	*	FMC Technologies, Inc	1,146,273
6,596		HollyFrontier Corp	318,323
9,146		Marathon Petroleum Corp	500,012
21,072	*	Memorial Resource Development Corp	322,402
3,914		Oceaneering International, Inc	156,638
21,251		Oneok, Inc	803,075
3,583		Range Resources Corp	140,955
1,689	e	RPC, Inc	20,775
35,459		Schlumberger Ltd	2,936,714
6,685		Targa Resources Investments, Inc	591,288
4,109		Teekay Corp	147,143
1,762		Tesoro Corp	171,513
173,275		Williams Cos, Inc	9,093,472
2,854		World Fuel Services Corp	116,015
		TOTAL ENERGY	20,113,656

FOOD & STAPLES RETAILING - 2.4%
101,736		Costco Wholesale Corp	14,782,241
240,209		CVS Corp	27,016,306
225,909		Kroger Co	8,864,669
137,523	*	Rite Aid Corp	1,225,330
34,574	*	Sprouts Farmers Market, Inc	847,755
45,408		Sysco Corp	1,648,764
30,022		Walgreens Boots Alliance, Inc	2,901,026
74,940		Whole Foods Market, Inc	2,727,816
		TOTAL FOOD & STAPLES RETAILING	60,013,907

FOOD, BEVERAGE & TOBACCO - 7.0%
427,487		Altria Group, Inc	23,246,743
5,780	e	Brown-Forman Corp	690,652
28,083		Brown-Forman Corp (Class B)	3,044,478
23,114		Campbell Soup Co	1,139,751
908,874		Coca-Cola Co	37,336,544
52,473		Coca-Cola Enterprises, Inc	2,680,321
15,205		ConAgra Foods, Inc	669,932
37,383		Constellation Brands, Inc (Class A)	4,486,708
44,006		Dr Pepper Snapple Group, Inc	3,530,161
34,979		Flowers Foods, Inc	757,645
135,904		General Mills, Inc	7,910,972
24,505	*	Hain Celestial Group, Inc	1,665,850
34,148		Hershey Co	3,172,008
30,153		Hormel Foods Corp	1,785,359
1,977		Ingredion, Inc	174,371
50,636		Kellogg Co	3,350,584
29,644		Keurig Green Mountain, Inc	2,224,486
136,530		Kraft Heinz Co	10,850,039
28,804		McCormick & Co, Inc	2,362,216
172

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

46,571		Mead Johnson Nutrition Co	$4,116,411
34,731	*	Monster Beverage Corp	5,332,945
342,447		PepsiCo, Inc	32,994,769
177,827		Philip Morris International, Inc	15,209,543
1,543	e	Pilgrim’s Pride Corp	33,391
95,439		Reynolds American, Inc	8,187,712
3,364		Tyson Foods, Inc (Class A)	149,193
40,350	*	WhiteWave Foods Co (Class A)	2,082,867
		TOTAL FOOD, BEVERAGE & TOBACCO	179,185,651

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
12,378	*	Acadia Healthcare Co, Inc	987,517
19,350		Aetna Inc	2,185,970
18,230	*	Align Technology, Inc	1,143,021
12,772	*	Allscripts Healthcare Solutions, Inc	184,683
51,914		AmerisourceBergen Corp	5,489,906
11,801		Anthem, Inc	1,820,540
8,694	*,e	athenahealth, Inc	1,216,812
17,877		Bard (C.R.), Inc	3,515,512
77,860		Baxter International, Inc	3,120,629
47,183		Becton Dickinson & Co	7,178,894
31,105	*	Boston Scientific Corp	539,361
8,730	*	Brookdale Senior Living, Inc	289,225
67,244		Cardinal Health, Inc	5,714,395
27,424	*	Centene Corp	1,923,245
70,681	*	Cerner Corp	5,069,241
59,741		Cigna Corp	8,606,289
7,305		Cooper Cos, Inc	1,292,985
11,466	*	DaVita, Inc	906,158
8,137		Dentsply International, Inc	463,077
18,690	*	DexCom, Inc	1,582,109
25,022	*	Edwards Lifesciences Corp	3,807,348
41,695	*	Envision Healthcare Holdings, Inc	1,867,936
143,064	*	Express Scripts Holding Co	12,885,774
7,006	*	HCA Holdings, Inc	651,628
2,889	*	Health Net, Inc	193,159
20,198	*	Henry Schein, Inc	2,988,900
11,648		Hill-Rom Holdings, Inc	652,637
55,464	*	Hologic, Inc	2,310,630
32,059		Humana, Inc	5,837,623
21,111	*	Idexx Laboratories, Inc	1,535,403
30,169	*	IMS Health Holdings, Inc	1,000,102
5,790	*,e	Inovalon Holdings, Inc	139,886
8,734	*	Intuitive Surgical, Inc	4,656,707
12,356	*	Inverness Medical Innovations, Inc	600,625
8,540	*	Laboratory Corp of America Holdings	1,087,057
1,005	*	LifePoint Hospitals, Inc	83,274
52,883		McKesson Corp	11,664,403
8,877		Omnicare, Inc	859,738
10,684		Patterson Cos, Inc	535,909
12,183	*	Pediatrix Medical Group, Inc	1,031,169
9,936	*	Premier, Inc	355,311
173

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

31,758	e	Resmed, Inc	$1,840,376
14,030	*	Sirona Dental Systems, Inc	1,456,033
35,739		St. Jude Medical, Inc	2,638,253
38,605		Stryker Corp	3,948,133
23,010	*	Tenet Healthcare Corp	1,295,463
209,060		UnitedHealth Group, Inc	25,379,884
3,728		Universal Health Services, Inc (Class B)	541,417
24,459	*	Varian Medical Systems, Inc	2,105,186
17,497	*	VCA Antech, Inc	1,076,590
15,917	*,e	Veeva Systems, Inc	428,486
2,407		Zimmer Holdings, Inc	250,497
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	148,935,106

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
29,513		Church & Dwight Co, Inc	2,547,857
23,451		Clorox Co	2,625,105
185,216		Colgate-Palmolive Co	12,598,392
18,790		Coty, Inc	502,257
47,266		Estee Lauder Cos (Class A)	4,211,873
14,914	*,e	Herbalife Ltd	753,008
67,519		Kimberly-Clark Corp	7,762,660
2,788		Nu Skin Enterprises, Inc (Class A)	110,544
5,581		Spectrum Brands, Inc	591,307
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	31,703,003

INSURANCE - 0.7%
532		Amtrust Financial Services, Inc	36,979
64,418		Aon plc	6,491,402
21,052		Arthur J. Gallagher & Co	998,496
28,851	*	Berkshire Hathaway, Inc (Class B)	4,118,192
6,807		Erie Indemnity Co (Class A)	587,512
314	*	Markel Corp	279,382
72,497		Marsh & McLennan Cos, Inc	4,200,476
		TOTAL INSURANCE	16,712,439

MATERIALS - 3.6%
40,635		Air Products & Chemicals, Inc	5,790,894
3,459		Airgas, Inc	352,887
2,670		Aptargroup, Inc	180,999
1,453		Ashland, Inc	166,107
19,936		Avery Dennison Corp	1,213,106
22,757	*	Axalta Coating Systems Ltd	723,900
31,102		Ball Corp	2,109,960
2,425		Bemis Co, Inc	108,082
2,453		Celanese Corp (Series A)	161,702
54,612		CF Industries Holdings, Inc	3,233,030
18,841		Chemours Co	205,744
7,610		Compass Minerals International, Inc	608,800
13,858	*	Crown Holdings, Inc	713,826
1,602		Cytec Industries, Inc	118,916
33,631		Dow Chemical Co	1,582,675
95,528		Du Pont (E.I.) de Nemours & Co	5,326,641
174

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,349		Eagle Materials, Inc	$875,462
8,336		Eastman Chemical Co	653,542
60,081		Ecolab, Inc	6,957,981
23,018		FMC Corp	1,117,294
43,047		Graphic Packaging Holding Co	650,010
29,268		Huntsman Corp	556,092
18,233		International Flavors & Fragrances, Inc	2,107,552
89,834		International Paper Co	4,300,354
89,103		LyondellBasell Industries AF S.C.A	8,360,534
2,140		Martin Marietta Materials, Inc	335,595
111,345		Monsanto Co	11,344,942
1,919		NewMarket Corp	763,205
2,413	*	Owens-Illinois, Inc	51,518
22,100		Packaging Corp of America	1,564,459
6,350	*	Platform Specialty Products Corp	147,765
62,882		PPG Industries, Inc	6,815,151
56,649		Praxair, Inc	6,465,917
1,505		Royal Gold, Inc	75,882
30,041		RPM International, Inc	1,408,022
9,156		Scotts Miracle-Gro Co (Class A)	552,931
49,377		Sealed Air Corp	2,625,375
19,096		Sherwin-Williams Co	5,304,105
11,435		Sigma-Aldrich Corp	1,596,440
9,213		Silgan Holdings, Inc	492,619
8,085	e	Southern Copper Corp (NY)	225,248
5,709		Steel Dynamics, Inc	114,351
4,726		Tahoe Resources, Inc	38,422
18,323		Valspar Corp	1,525,939
4,389		Vulcan Materials Co	399,487
6,093	*	WestRock Co	384,225
16,405	*	WR Grace & Co	1,655,757
		TOTAL MATERIALS	92,063,445

MEDIA - 5.7%
13,517	*	AMC Networks, Inc	1,138,402
6,599		Cablevision Systems Corp (Class A)	186,224
112,439		CBS Corp (Class B)	6,012,113
17,427	*,e	Charter Communications, Inc	3,238,982
26,143		Cinemark Holdings, Inc	1,031,603
3,514		Clear Channel Outdoor Holdings, Inc (Class A)	33,945
440,399		Comcast Corp (Class A)	27,485,301
81,648		Comcast Corp (Special Class A)	5,089,936
31,963	*,e	Discovery Communications, Inc (Class A)	1,055,418
56,277	*	Discovery Communications, Inc (Class C)	1,705,193
33,760	*	DISH Network Corp (Class A)	2,181,234
93,080		Interpublic Group of Cos, Inc	1,982,604
21,425	e	Lions Gate Entertainment Corp	839,432
32,585	*	Live Nation, Inc	854,379
14,756	*	Madison Square Garden, Inc	1,230,650
4,262		Morningstar, Inc	363,080
55,063		Omnicom Group, Inc	4,024,004
22,505	e	Regal Entertainment Group (Class A)	463,603
175

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

20,621	e	Scripps Networks Interactive (Class A)	$1,290,462
531,631	*	Sirius XM Holdings, Inc	2,105,259
19,212	*	Starz-Liberty Capital	777,125
65,673		Time Warner Cable, Inc	12,478,527
97,620		Time Warner, Inc	8,594,465
200,951		Twenty-First Century Fox, Inc	6,930,800
73,814		Twenty-First Century Fox, Inc (Class B)	2,474,245
3,452		Viacom, Inc	197,282
81,752		Viacom, Inc (Class B)	4,659,864
393,562		Walt Disney Co	47,227,440
		TOTAL MEDIA	145,651,572

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.1%
404,065		AbbVie, Inc	28,288,591
6,233	*,e	Agios Pharmaceuticals, Inc	686,752
17,661	*	Akorn, Inc	814,349
49,574	*	Alexion Pharmaceuticals, Inc	9,787,891
28,445	*	Alkermes plc	1,991,719
41,025	*	Allergan plc	13,585,429
14,015	*	Alnylam Pharmaceuticals, Inc	1,785,931
176,490		Amgen, Inc	31,166,369
79,358	*	Baxalta, Inc	2,605,323
54,532	*	Biogen Idec, Inc	17,383,711
36,864	*	BioMarin Pharmaceuticals, Inc	5,392,097
4,707		Bio-Techne Corp	514,852
7,665	*	Bluebird Bio, Inc	1,271,087
387,458		Bristol-Myers Squibb Co	25,432,743
29,682	*	Bruker BioSciences Corp	624,806
182,920	*	Celgene Corp	24,008,250
11,539	*	Charles River Laboratories International, Inc	895,657
227,799		Eli Lilly & Co	19,251,293
16,046	*	Endo International plc	1,404,667
340,757		Gilead Sciences, Inc	40,161,620
30,369	*	Hospira, Inc	2,716,507
33,121	*	Illumina, Inc	7,263,435
36,223	*	Incyte Corp	3,777,334
3,587	*,e	Intercept Pharmaceuticals, Inc	946,286
10,371	*	Intrexon Corp	676,708
27,808	*,e	Isis Pharmaceuticals, Inc	1,527,493
14,032	*	Jazz Pharmaceuticals plc	2,697,512
83,522		Johnson & Johnson	8,369,740
3,600	*,e	Juno Therapeutics, Inc	176,112
10,809	*	Mallinckrodt plc	1,339,884
18,146	*	Medivation, Inc	1,911,318
76,213		Merck & Co, Inc	4,493,518
6,843	*	Mettler-Toledo International, Inc	2,310,197
83,046	*	Mylan NV	4,649,746
55,579	*,e	Opko Health, Inc	909,828
3,987	*	PerkinElmer, Inc	210,992
6,097		Perrigo Co plc	1,171,843
5,640	*	Puma Biotechnology, Inc	510,984
18,688	*	Quintiles Transnational Holdings, Inc	1,433,743
176

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,347	*	Receptos, Inc	$1,674,087
18,047	*	Regeneron Pharmaceuticals, Inc	9,991,902
21,419	*,e	Seattle Genetics, Inc	1,025,328
30,227		Thermo Electron Corp	4,217,573
10,377	*	United Therapeutics Corp	1,757,449
56,345	*	Vertex Pharmaceuticals, Inc	7,606,575
6,131	*	VWR Corp	164,250
18,643	*	Waters Corp	2,488,654
114,170		Zoetis Inc	5,592,047
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	308,664,182

REAL ESTATE - 2.4%
95,297		American Tower Corp	9,063,698
31,366		Boston Properties, Inc	3,866,801
67,595	*	CBRE Group, Inc	2,566,582
8,672		Columbia Property Trust, Inc	209,516
75,164		Crown Castle International Corp	6,156,683
17,559		Digital Realty Trust, Inc	1,128,517
12,037		Empire State Realty Trust, Inc	214,018
12,821		Equinix, Inc	3,575,905
19,034		Equity Lifestyle Properties, Inc	1,101,688
26,236		Extra Space Storage, Inc	1,928,871
16,725		Federal Realty Investment Trust	2,287,813
2,260		Gaming and Leisure Properties, Inc	74,015
35,589		Health Care REIT, Inc	2,468,809
2,869		Healthcare Trust of America, Inc	72,098
3,539	*	Howard Hughes Corp	481,162
18,565		Iron Mountain, Inc	557,878
8,057		Jones Lang LaSalle, Inc	1,434,468
18,290		Lamar Advertising Co	1,098,315
11,171		Omega Healthcare Investors, Inc	405,060
18,822		Plum Creek Timber Co, Inc	771,702
4,184		Post Properties, Inc	238,237
30,817		Public Storage, Inc	6,323,032
12,072	*	Realogy Holdings Corp	549,517
72,654		Simon Property Group, Inc	13,602,282
24,961		Tanger Factory Outlet Centers, Inc	810,733
6,940		Taubman Centers, Inc	519,112
10,029		Weyerhaeuser Co	307,790
		TOTAL REAL ESTATE	61,814,302

RETAILING - 8.5%
2,024		Aaron’s, Inc	74,847
17,367		Advance Auto Parts, Inc	3,025,505
88,342	*	Amazon.com, Inc	47,364,563
16,442	*	Autonation, Inc	1,024,994
7,183	*	AutoZone, Inc	5,034,852
39,621	*	Bed Bath & Beyond, Inc	2,584,478
1,109	*,e	Cabela’s, Inc	49,273
48,634	*	Carmax, Inc	3,137,379
14,089		CST Brands, Inc	533,691
14,308		Dick’s Sporting Goods, Inc	729,422
177

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

583		Dillard’s, Inc (Class A)	$59,396
69,799		Dollar General Corp	5,609,746
52,942	*	Dollar Tree, Inc	4,131,064
727		DSW, Inc (Class A)	23,642
23,965		Expedia, Inc	2,910,310
27,805		Foot Locker, Inc	1,961,643
53,715		Gap, Inc	1,959,523
31,512		Genuine Parts Co	2,802,992
19,532		GNC Holdings, Inc	961,170
111,746	*	Groupon, Inc	538,616
300,112		Home Depot, Inc	35,122,108
58,033		L Brands, Inc	4,684,424
45,417	*	Liberty Interactive Corp	1,319,364
33,387	*	Liberty Ventures	1,384,893
70,559	*	LKQ Corp	2,219,786
219,822		Lowe’s Companies, Inc	15,246,854
57,395		Macy’s, Inc	3,963,699
15,523	*	Michaels Cos, Inc	393,353
500	*	Murphy USA, Inc	27,380
98,101	*	NetFlix, Inc	11,213,925
31,655		Nordstrom, Inc	2,415,593
26,673	*	Office Depot, Inc	213,384
23,317	*	O’Reilly Automotive, Inc	5,603,308
4,493		Penske Auto Group, Inc	242,622
11,988	*	Priceline.com, Inc	14,907,917
95,656		Ross Stores, Inc	5,085,073
35,581	*	Sally Beauty Holdings, Inc	1,059,958
414	*,e	Sears Holdings Corp	8,922
18,427		Signet Jewelers Ltd	2,233,721
12,698		Target Corp	1,039,331
19,692		Tiffany & Co	1,884,524
155,379		TJX Companies, Inc	10,848,562
31,730		Tractor Supply Co	2,935,660
25,799	*	TripAdvisor, Inc	2,047,925
15,137	*	Ulta Salon Cosmetics & Fragrance, Inc	2,513,196
24,046	*	Urban Outfitters, Inc	784,380
20,663		Williams-Sonoma, Inc	1,749,329
		TOTAL RETAILING	215,666,297

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
21,110		Altera Corp	1,048,323
65,562		Analog Devices, Inc	3,824,231
164,300		Applied Materials, Inc	2,852,248
93,498		Atmel Corp	774,163
59,317		Avago Technologies Ltd	7,422,929
9,096		Broadcom Corp (Class A)	460,349
23,977	*	Freescale Semiconductor Holdings Ltd	955,963
81,226		Intel Corp	2,351,493
36,051		Kla-Tencor Corp	1,912,506
25,472		Lam Research Corp	1,958,033
57,971		Linear Technology Corp	2,376,811
22,138		Maxim Integrated Products, Inc	753,577
178

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

45,635	e	Microchip Technology, Inc	$1,955,003
21,874	*	Micron Technology, Inc	404,888
89,341	*	ON Semiconductor Corp	948,801
34,821	*	Qorvo, Inc	2,017,877
43,915		Skyworks Solutions, Inc	4,201,348
57,938	*,e	SunEdison, Inc	1,348,797
842	*,e	SunPower Corp	22,759
243,156		Texas Instruments, Inc	12,152,937
16,296		Xilinx, Inc	680,358
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	50,423,394

SOFTWARE & SERVICES - 17.6%
146,533		Accenture plc	15,109,018
117,287	*	Adobe Systems, Inc	9,616,361
41,235	*	Akamai Technologies, Inc	3,163,137
14,160	*	Alliance Data Systems Corp	3,894,566
5,012	*	Ansys, Inc	471,880
39,551	*	Autodesk, Inc	2,000,490
88,233		Automatic Data Processing, Inc	7,038,346
3,919	*	Black Knight Financial Services, Inc	127,681
20,912		Booz Allen Hamilton Holding Co	579,890
27,050		Broadridge Financial Solutions, Inc	1,468,004
65,989	*	Cadence Design Systems, Inc	1,383,789
36,127		CDK Global, Inc	1,865,598
36,126	*	Citrix Systems, Inc	2,731,487
141,163	*	Cognizant Technology Solutions Corp (Class A)	8,907,385
7,314	*	CoStar Group, Inc	1,472,235
6,404		DST Systems, Inc	698,997
279,324	*	eBay, Inc	7,854,591
72,287	*	Electronic Arts, Inc	5,172,135
500,044	*	Facebook, Inc	47,009,136
10,431		Factset Research Systems, Inc	1,727,999
27,163		Fidelity National Information Services, Inc	1,777,275
31,969	*,e	FireEye, Inc	1,422,301
11,150	*	First American Corp	439,756
55,547	*	Fiserv, Inc	4,824,812
20,685	*	FleetCor Technologies, Inc	3,202,452
32,187	*	Fortinet, Inc	1,536,607
18,722	*	Gartner, Inc	1,658,208
35,369	*	Genpact Ltd	785,546
14,983		Global Payments, Inc	1,679,445
7,576	*	GoDaddy, Inc	215,461
68,117	*	Google, Inc	42,614,676
66,784	*	Google, Inc (Class A)	43,910,480
6,733	*	HomeAway, Inc	202,259
16,564		IAC/InterActiveCorp	1,279,735
23,609	*	Informatica Corp	1,145,509
117,316		International Business Machines Corp	19,004,019
63,014		Intuit, Inc	6,664,991
20,515		Jack Henry & Associates, Inc	1,433,178
17,961		King Digital Entertainment plc	278,934
1,368		Leidos Holdings, Inc	55,814
179

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

15,069	*,e	LendingClub Corp	$218,651
25,289	*	LinkedIn Corp	5,140,242
231,407		Mastercard, Inc (Class A)	22,539,042
1,060,253		Microsoft Corp	49,513,815
9,010	*,e	NetSuite, Inc	890,548
438,979		Oracle Corp	17,532,821
50,322	*	Pandora Media, Inc	881,641
68,148		Paychex, Inc	3,162,067
280,878	*	PayPal Holdings, Inc	10,869,979
25,938	*	PTC, Inc	942,846
27,751	*	Rackspace Hosting, Inc	944,367
42,817	*	Red Hat, Inc	3,385,968
25,619		Sabre Corp	681,465
151,635	*	Salesforce.com, Inc	11,114,846
35,239	*	ServiceNow, Inc	2,836,740
15,051	*	SolarWinds, Inc	600,384
14,931		Solera Holdings, Inc	546,325
28,886	*	Splunk, Inc	2,020,287
14,427		SS&C Technologies Holdings, Inc	981,469
5,118	*	Synopsys, Inc	260,199
11,480	*	Tableau Software, Inc	1,202,415
23,799	*,e	Teradata Corp	883,181
37,265		Total System Services, Inc	1,722,388
131,325	*	Twitter, Inc	4,072,388
6,448	*	Ultimate Software Group, Inc	1,187,786
32,360	*	Vantiv, Inc	1,423,840
25,475	*	VeriFone Systems, Inc	819,786
24,939	*,e	VeriSign, Inc	1,769,173
454,557		Visa, Inc (Class A)	34,246,324
18,393	*	VMware, Inc (Class A)	1,639,368
119,520		Western Union Co	2,419,085
8,723	*	WEX, Inc	890,095
24,863	*	Workday, Inc	2,096,697
15,685	*,e	Yelp, Inc	414,084
5,933	*,e	Zillow Group, Inc	483,540
		TOTAL SOFTWARE & SERVICES	446,758,035

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
9,275	*	3D Systems Corp	122,059
69,616		Amphenol Corp (Class A)	3,927,038
1,333,355	d	Apple, Inc	161,735,962
7,604	*,e	Arista Networks, Inc	642,310
5,131	*	ARRIS Group, Inc	158,650
29,772		CDW Corp	1,069,708
19,647		Cognex Corp	889,420
10,518	*	CommScope Holding Co, Inc	329,950
35,454		EMC Corp	953,358
16,212	*	F5 Networks, Inc	2,174,678
24,673		Flir Systems, Inc	759,682
6,086		Harris Corp	504,773
2,053	*	Ingram Micro, Inc (Class A)	55,903
7,708	*	IPG Photonics Corp	710,832
180

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,706		Jabil Circuit, Inc	$156,046
15,816		Juniper Networks, Inc	449,491
35,897	*	Keysight Technologies, Inc	1,096,294
49,850		Motorola, Inc	2,998,976
10,325		National Instruments Corp	299,012
22,719		NetApp, Inc	707,697
16,783	*	Palo Alto Networks, Inc	3,118,785
55,816		Qualcomm, Inc	3,593,992
6,006	*	Trimble Navigation Ltd	138,739
11,631	*	Zebra Technologies Corp (Class A)	1,251,844
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	187,845,199

TELECOMMUNICATION SERVICES - 2.0%
207,428		AT&T, Inc	7,206,032
7,736	*	Level 3 Communications, Inc	390,668
14,970	*	SBA Communications Corp (Class A)	1,807,179
876,311		Verizon Communications, Inc	41,002,592
28,013	*	Zayo Group Holdings, Inc	747,947
		TOTAL TELECOMMUNICATION SERVICES	51,154,418

TRANSPORTATION - 3.3%
29,888		Alaska Air Group, Inc	2,264,016
797		Amerco, Inc	286,418
160,496		American Airlines Group, Inc	6,435,890
24,879	*	Avis Budget Group, Inc	1,080,495
32,865		CH Robinson Worldwide, Inc	2,305,480
57,203		CSX Corp	1,789,310
189,253		Delta Air Lines, Inc	8,391,478
43,142		Expeditors International of Washington, Inc	2,022,066
23,063		FedEx Corp	3,953,459
5,832	*	Genesee & Wyoming, Inc (Class A)	415,355
93,861	*	Hertz Global Holdings, Inc	1,594,698
20,742		J.B. Hunt Transport Services, Inc	1,744,817
28,487	*	JetBlue Airways Corp	654,631
11,536		Landstar System, Inc	830,938
15,754	*	Old Dominion Freight Line	1,152,405
153,594		Southwest Airlines Co	5,560,103
16,397	*	Spirit Airlines, Inc	980,869
202,780		Union Pacific Corp	19,789,300
89,383	*	United Continental Holdings, Inc	5,040,307
163,596		United Parcel Service, Inc (Class B)	16,745,686
		TOTAL TRANSPORTATION	83,037,721

UTILITIES - 0.0%
9,906	*	Calpine Corp	181,280
6,292		Dominion Resources, Inc	451,136
13,214		ITC Holdings Corp	446,369
394		TerraForm Power, Inc	11,883
		TOTAL UTILITIES	1,090,668

		TOTAL COMMON STOCKS	2,529,984,115
		(Cost $1,848,901,230)
181

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0.3%
$7,000,000	d	Federal Home Loan Bank (FHLB)	0.040%	08/07/15	$6,999,986
		TOTAL GOVERNMENT AGENCY DEBT			6,999,986

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
44,392,916	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			44,392,916
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			44,392,916
		TOTAL SHORT-TERM INVESTMENTS			51,392,902
		(Cost $51,392,869)

		TOTAL INVESTMENTS - 101.5%			2,581,377,017
		(Cost $1,900,294,099)
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(39,149,844)
		NET ASSETS - 100.0%			$2,542,227,173

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $43,199,787.
182

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.4%
1,247,554		Ford Motor Co	$18,501,226
513,125		General Motors Co	16,168,569
49,036		Gentex Corp	788,499
85,964		Goodyear Tire & Rubber Co	2,590,095
30,121		Harley-Davidson, Inc	1,756,054
162,739		Johnson Controls, Inc	7,414,389
6,330		Lear Corp	658,763
		TOTAL AUTOMOBILES & COMPONENTS	47,877,595

BANKS - 12.0%
50,371		Associated Banc-Corp	992,812
3,352,183		Bank of America Corp	59,937,032
14,377		Bank of Hawaii Corp	970,016
32,782		BankUnited	1,197,199
247,994		BB&T Corp	9,986,718
8,878		BOK Financial Corp	590,032
56,302		CIT Group, Inc	2,648,446
968,989		Citigroup, Inc	56,647,097
99,269		Citizens Financial Group, Inc	2,587,943
15,518		City National Corp	1,395,223
57,556		Comerica, Inc	2,729,881
26,661		Commerce Bancshares, Inc	1,255,467
17,692		Cullen/Frost Bankers, Inc	1,281,785
44,767		East West Bancorp, Inc	2,003,771
259,313		Fifth Third Bancorp	5,463,725
75,946		First Horizon National Corp	1,203,744
111,268		First Niagara Financial Group, Inc	1,080,412
44,435		First Republic Bank	2,834,509
167,884		Hudson City Bancorp, Inc	1,730,884
258,550		Huntington Bancshares, Inc	3,017,279
1,186,231		JPMorgan Chase & Co	81,292,411
263,937		Keycorp	3,916,825
42,576		M&T Bank Corp	5,583,842
141,361	e	New York Community Bancorp, Inc	2,690,100
31,668		PacWest Bancorp	1,465,912
100,807	e	People’s United Financial, Inc	1,640,130
165,819		PNC Financial Services Group, Inc	16,280,109
33,645	*	Popular, Inc	1,030,210
423,103		Regions Financial Corp	4,396,040
1,447	*	Signature Bank	210,669
165,690		SunTrust Banks, Inc	7,346,695
5,930	*	SVB Financial Group	848,583
41,767		Synovus Financial Corp	1,316,496
55,978		TCF Financial Corp	921,398

183

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

20,712		TFS Financial Corp	$349,204
535,983		US Bancorp	24,231,791
1,489,151		Wells Fargo & Co	86,177,168
64,376		Zions Bancorporation	2,007,887
		TOTAL BANKS	401,259,445

CAPITAL GOODS - 8.0%
40,613	*	Aecom Technology Corp	1,252,099
23,591	e	AGCO Corp	1,297,741
30,970		Air Lease Corp	1,094,789
25,580		Allison Transmission Holdings, Inc	746,424
4,546	*	Armstrong World Industries, Inc	265,941
13,348	*	Babcock & Wilcox Enterprises, Inc	263,223
28,724		BWX Technologies, Inc	705,461
16,284		Carlisle Cos, Inc	1,648,918
159,734		Caterpillar, Inc	12,559,884
31,481	e	Chicago Bridge & Iron Co NV	1,672,900
32,477	*,e	Colfax Corp	1,238,673
15,783		Crane Co	839,656
14,843		Cummins, Inc	1,922,614
153,764		Danaher Corp	14,078,632
87,460		Deere & Co	8,271,092
4,642		Donaldson Co, Inc	155,971
51,523		Dover Corp	3,301,079
148,613		Eaton Corp	9,002,976
67,056		Emerson Electric Co	3,470,148
22,296		Flowserve Corp	1,047,689
46,968		Fluor Corp	2,195,754
31,886		Fortune Brands Home & Security, Inc	1,522,556
14,596		GATX Corp	774,172
64,613		General Dynamics Corp	9,634,444
3,220,682		General Electric Co	84,059,800
15,865		Hubbell, Inc (Class B)	1,656,465
2,080		IDEX Corp	158,142
79,152		Ingersoll-Rand plc	4,859,933
29,004		ITT Corp	1,102,152
40,525	*	Jacobs Engineering Group, Inc	1,706,913
30,291	e	Joy Global, Inc	799,985
47,458		KBR, Inc	829,091
25,289		Kennametal, Inc	801,408
26,302		L-3 Communications Holdings, Inc	3,036,829
1,882		Lincoln Electric Holdings, Inc	113,955
24,614		Lockheed Martin Corp	5,097,559
44,204		Manitowoc Co, Inc	781,085
11,018		MSC Industrial Direct Co (Class A)	785,143
43,202		Northrop Grumman Corp	7,474,378
33,177	*,e	NOW, Inc	577,280
18,766		Orbital ATK, Inc	1,331,448
25,108		Oshkosh Truck Corp	917,446
37,740		Owens Corning, Inc	1,692,639
11,394		Paccar, Inc	738,787
24,133		Parker Hannifin Corp	2,720,996
184

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

57,121		Pentair plc	$3,473,528
35,904		Precision Castparts Corp	6,998,408
51,413	*	Quanta Services, Inc	1,420,027
97,477		Raytheon Co	10,633,766
14,050		Regal-Beloit Corp	975,491
20,008		Roper Industries, Inc	3,346,738
3,364	*	Spirit Aerosystems Holdings, Inc (Class A)	189,393
12,753		SPX Corp	834,174
44,412		Stanley Works	4,685,022
34,675		Terex Corp	768,398
68,213		Textron, Inc	2,980,908
25,665		Timken Co	856,698
50,168		Trinity Industries, Inc	1,467,916
15,216		Triumph Group, Inc	819,382
258,596		United Technologies Corp	25,939,765
6,938	e	Valmont Industries, Inc	771,714
14,084	*,e	WESCO International, Inc	864,194
56,408		Xylem, Inc	1,947,768
		TOTAL CAPITAL GOODS	269,177,560

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
54,719	e	ADT Corp	1,889,447
6,636	*	Clean Harbors, Inc	328,615
8,104		Dun & Bradstreet Corp	1,011,136
3,086	*	IHS, Inc (Class A)	385,842
29,317		KAR Auction Services, Inc	1,141,311
24,884		Manpower, Inc	2,251,504
35,574		Nielsen Holdings NV	1,723,916
37,426		Pitney Bowes, Inc	782,952
30,814	e	R.R. Donnelley & Sons Co	540,786
77,072		Republic Services, Inc	3,277,872
17,943		Towers Watson & Co	2,274,813
17,634		Tyco International plc	669,916
39,639		Waste Connections, Inc	1,987,103
133,307		Waste Management, Inc	6,815,987
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,081,200

CONSUMER DURABLES & APPAREL - 0.8%
7,602		Brunswick Corp	403,590
75,358		Coach, Inc	2,351,170
59,875		DR Horton, Inc	1,777,689
2,418	*	Fossil Group, Inc	166,238
38,444	*,e	Garmin Ltd	1,611,188
6,528		Hasbro, Inc	514,015
1,752		Lennar Corp (B Shares)	76,843
33,746		Lennar Corp (Class A)	1,789,888
107,107		Mattel, Inc	2,485,953
5,987	*	Mohawk Industries, Inc	1,206,919
42,946		Newell Rubbermaid, Inc	1,858,703
26,280		Phillips-Van Heusen Corp	3,049,531
116,265		Pulte Homes, Inc	2,409,011
18,020		Ralph Lauren Corp	2,268,538
185

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

36,761	*	Toll Brothers, Inc	$1,430,738
841	e	Tupperware Corp	49,173
17,684	*	Vista Outdoor, Inc	834,154
23,206		Whirlpool Corp	4,124,402
		TOTAL CONSUMER DURABLES & APPAREL	28,407,743

CONSUMER SERVICES - 0.6%
5,132		ARAMARK Holdings Corp	163,300
135,827		Carnival Corp	7,238,221
32,038		Darden Restaurants, Inc	2,363,123
1,115		Graham Holdings Co	768,860
5,480		H&R Block, Inc	182,429
11,377	*	Hyatt Hotels Corp	635,178
10,893	*,e	International Game Technology plc	215,682
132,734	*	MGM Resorts International	2,604,241
3,312	*	Norwegian Cruise Line Holdings Ltd	206,735
55,031		Royal Caribbean Cruises Ltd	4,944,535
68,723		Wendy’s	705,098
3,371		Wynn Resorts Ltd	347,988
		TOTAL CONSUMER SERVICES	20,375,390

DIVERSIFIED FINANCIALS - 5.5%
142,190	*	Ally Financial, Inc	3,237,666
222,972		American Express Co	16,959,250
9,905		Ameriprise Financial, Inc	1,244,761
320,389		Bank of New York Mellon Corp	13,904,883
27,324		BlackRock, Inc	9,189,608
173,825		Capital One Financial Corp	14,131,973
106,557		Charles Schwab Corp	3,716,708
102,347		CME Group, Inc	9,829,406
140,824		Discover Financial Services	7,859,388
92,770	*	E*TRADE Financial Corp	2,636,523
124,098		Franklin Resources, Inc	5,652,664
137,630		Goldman Sachs Group, Inc	28,223,784
17,551		Interactive Brokers Group, Inc (Class A)	704,673
23,048		IntercontinentalExchange Group, Inc	5,255,866
121,285		Invesco Ltd	4,681,601
57,000	e	iShares Russell 1000 Value Index Fund	5,865,870
21,315		Legg Mason, Inc	1,051,682
89,971		Leucadia National Corp	2,116,118
489,535		Morgan Stanley	19,013,539
36,335		NASDAQ OMX Group, Inc	1,854,175
123,786		Navient Corp	1,943,440
74,994		Northern Trust Corp	5,736,291
40,723		Raymond James Financial, Inc	2,402,657
26,988		Santander Consumer USA Holdings, Inc	652,570
11,811		SLM Corp	107,834
17,114	*	Springleaf Holdings, Inc	864,428
131,437		State Street Corp	10,062,817
39,987	*	Synchrony Financial	1,373,953
13,313		TD Ameritrade Holding Corp	488,987
72,380		Voya Financial, Inc	3,398,241
186

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,335		Waddell & Reed Financial, Inc (Class A)	$104,865
		TOTAL DIVERSIFIED FINANCIALS	184,266,221

ENERGY - 13.0%
162,009		Anadarko Petroleum Corp	12,045,369
21,445	*,e	Antero Resources Corp	589,952
120,424		Apache Corp	5,522,645
138,649		Baker Hughes, Inc	8,062,439
109,707		California Resources Corp	464,061
60,815	*	Cameron International Corp	3,068,725
75,733	*	Cheniere Energy, Inc	5,223,305
188,549	e	Chesapeake Energy Corp	1,632,834
601,202		Chevron Corp	53,194,353
30,034		Cimarex Energy Co	3,127,140
119,386	*	Cobalt International Energy, Inc	920,466
100,501		Columbia Pipeline Group, Inc	2,932,619
38,183	*	Concho Resources, Inc	4,068,780
394,546		ConocoPhillips	19,861,446
73,531	e	Consol Energy, Inc	1,214,732
17,780	*	Continental Resources, Inc	594,030
3,587	e	CVR Energy, Inc	137,131
119,176	e	Denbury Resources, Inc	469,553
129,814	*	Devon Energy Corp	6,415,408
21,111	e	Diamond Offshore Drilling, Inc	463,386
20,137	*	Diamondback Energy, Inc	1,355,220
11,884	*	Dril-Quip, Inc	694,144
25,359		Energen Corp	1,399,817
75,200		Ensco plc	1,246,816
160,749		EOG Resources, Inc	12,408,215
14,890	*,e	EP Energy Corp	124,629
48,302		EQT Corp	3,712,009
1,336,342	d	Exxon Mobil Corp	105,851,650
26,138	*	FMC Technologies, Inc	856,281
10,786		Frank’s International NV	174,625
29,045	e	Golar LNG Ltd	1,250,968
34,251	*	Gulfport Energy Corp	1,122,063
271,836		Halliburton Co	11,360,026
30,807	e	Helmerich & Payne, Inc	1,778,796
80,220		Hess Corp	4,733,782
53,465		HollyFrontier Corp	2,580,221
570,344		Kinder Morgan, Inc	19,756,716
48,911	*	Kosmos Energy LLC	352,159
42,371	*,e	Laredo Petroleum Holdings, Inc	363,119
216,098		Marathon Oil Corp	4,540,219
160,682		Marathon Petroleum Corp	8,784,485
56,745		Murphy Oil Corp	1,860,669
106,120		Nabors Industries Ltd	1,232,053
124,110		National Oilwell Varco, Inc	5,228,754
51,872	*	Newfield Exploration Co	1,700,883
75,273	e	Noble Corp plc	899,512
135,501		Noble Energy, Inc	4,773,700
245,908		Occidental Petroleum Corp	17,262,741
187

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

25,048		Oceaneering International, Inc	$1,002,421
36,883		Oneok, Inc	1,393,809
45,731		Patterson-UTI Energy, Inc	753,876
26,782		PBF Energy, Inc	845,508
173,469		Phillips 66	13,790,786
47,675		Pioneer Natural Resources Co	6,043,760
57,669		Questar Market Resources, Inc	800,446
50,028		Range Resources Corp	1,968,102
24,681	*	Rice Energy, Inc	445,492
40,259		Rowan Cos plc	693,663
15,582	e	RPC, Inc	191,659
357,002		Schlumberger Ltd	29,566,906
119,248	e	Seadrill Ltd	1,062,500
122,364	*	Southwestern Energy Co	2,275,970
214,675		Spectra Energy Corp	6,496,066
21,877		St. Mary Land & Exploration Co	810,980
49,144		Superior Energy Services	835,448
9,287		Targa Resources Investments, Inc	821,435
9,354		Teekay Corp	334,967
37,434		Tesoro Corp	3,643,826
162,235		Valero Energy Corp	10,642,616
247,777	*	Weatherford International Ltd	2,646,258
66,836	*	Whiting Petroleum Corp	1,369,470
19,498		World Fuel Services Corp	792,594
66,052	*	WPX Energy, Inc	574,652
		TOTAL ENERGY	437,215,856

FOOD & STAPLES RETAILING - 2.0%
26,210		CVS Corp	2,947,839
130,146	*	Rite Aid Corp	1,159,601
130,901		Sysco Corp	4,753,015
233,139		Walgreens Boots Alliance, Inc	22,528,222
505,160		Wal-Mart Stores, Inc	36,361,417
9,364		Whole Foods Market, Inc	340,849
		TOTAL FOOD & STAPLES RETAILING	68,090,943

FOOD, BEVERAGE & TOBACCO - 2.5%
37,564		Altria Group, Inc	2,042,730
197,381		Archer Daniels Midland Co	9,359,807
584	e	Brown-Forman Corp	69,782
2,737		Brown-Forman Corp (Class B)	296,718
46,080		Bunge Ltd	3,679,488
23,319		Campbell Soup Co	1,149,860
117,795		ConAgra Foods, Inc	5,190,048
5,918		Flowers Foods, Inc	128,184
19,983		Ingredion, Inc	1,762,500
38,380		J.M. Smucker Co	4,286,662
7,786		Kellogg Co	515,200
43,714		Molson Coors Brewing Co (Class B)	3,109,814
519,699		Mondelez International, Inc	23,454,016
248,349		Philip Morris International, Inc	21,241,290
18,300	e	Pilgrim’s Pride Corp	396,012
188

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

37,706		Pinnacle Foods, Inc	$1,694,885
88,959		Tyson Foods, Inc (Class A)	3,945,332
		TOTAL FOOD, BEVERAGE & TOBACCO	82,322,328

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
476,339		Abbott Laboratories	24,145,624
84,074		Aetna Inc	9,497,840
40,615	*	Allscripts Healthcare Solutions, Inc	587,293
67,328		Anthem, Inc	10,386,691
62,922		Baxter International, Inc	2,521,914
392,709	*	Boston Scientific Corp	6,809,574
46,250	*	Brookdale Senior Living, Inc	1,532,262
9,881		Cardinal Health, Inc	839,687
37,846	*	Community Health Systems, Inc	2,214,369
4,827		Cooper Cos, Inc	854,379
39,906	*	DaVita, Inc	3,153,771
33,533		Dentsply International, Inc	1,908,363
37,056	*	Express Scripts Holding Co	3,337,634
94,474	*	HCA Holdings, Inc	8,787,027
20,556	*	Health Net, Inc	1,374,374
2,022		Hill-Rom Holdings, Inc	113,293
3,448		Humana, Inc	627,846
9,498	*	Inverness Medical Innovations, Inc	461,698
21,393	*	Laboratory Corp of America Holdings	2,723,115
12,887	*	LifePoint Hospitals, Inc	1,067,817
455,768		Medtronic plc	35,727,654
20,403		Omnicare, Inc	1,976,031
13,570		Patterson Cos, Inc	680,671
12,319	*	Pediatrix Medical Group, Inc	1,042,680
45,677		Quest Diagnostics, Inc	3,371,419
39,160		St. Jude Medical, Inc	2,890,791
53,330		Stryker Corp	5,454,059
13,169	e	Teleflex, Inc	1,764,514
15,335		UnitedHealth Group, Inc	1,861,669
24,040		Universal Health Services, Inc (Class B)	3,491,329
2,043	*	VCA Antech, Inc	125,706
51,379		Zimmer Holdings, Inc	5,347,013
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	146,678,107

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
135,496	e	Avon Products, Inc	768,262
8,450		Clorox Co	945,893
35,482		Colgate-Palmolive Co	2,413,486
20,057		Edgewell Personal Care Co	1,919,655
20,057	*	Energizer Holdings, Inc	772,395
4,178	*,e	Herbalife Ltd	210,947
23,695		Kimberly-Clark Corp	2,724,214
14,438		Nu Skin Enterprises, Inc (Class A)	572,467
867,261		Procter & Gamble Co	66,518,919
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	76,846,238
189

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 8.2%
104,240		ACE Ltd	$11,338,185
139,174		Aflac, Inc	8,914,095
5,127	*	Alleghany Corp	2,492,389
29,715		Allied World Assurance Co Holdings Ltd	1,255,756
130,652		Allstate Corp	9,008,455
22,304		American Financial Group, Inc	1,537,861
425,987		American International Group, Inc	27,314,287
2,266		American National Insurance Co	242,349
11,157	e	Amtrust Financial Services, Inc	775,523
39,490	*	Arch Capital Group Ltd	2,818,006
24,581		Arthur J. Gallagher & Co	1,165,877
20,274		Aspen Insurance Holdings Ltd	974,977
21,955		Assurant, Inc	1,637,843
48,832		Assured Guaranty Ltd	1,194,431
32,237		Axis Capital Holdings Ltd	1,855,562
555,861	*	Berkshire Hathaway, Inc (Class B)	79,343,599
37,630		Brown & Brown, Inc	1,258,724
73,379		Chubb Corp	9,123,211
52,597		Cincinnati Financial Corp	2,903,880
8,656		CNA Financial Corp	342,951
20,004		Endurance Specialty Holdings Ltd	1,390,078
14,150		Everest Re Group Ltd	2,591,148
89,202		FNF Group	3,486,906
163,002	*	Genworth Financial, Inc (Class A)	1,142,644
13,967		Hanover Insurance Group, Inc	1,129,232
133,104		Hartford Financial Services Group, Inc	6,329,095
30,515		HCC Insurance Holdings, Inc	2,354,537
81,088		Lincoln National Corp	4,566,876
99,918		Loews Corp	3,807,875
3,995	*	Markel Corp	3,554,551
69,360		Marsh & McLennan Cos, Inc	4,018,718
8,891		Mercury General Corp	501,897
299,899		Metlife, Inc	16,716,370
82,608		Old Republic International Corp	1,382,032
15,263		PartnerRe Ltd	2,075,157
94,324		Principal Financial Group	5,235,925
18,202		ProAssurance Corp	878,975
187,828		Progressive Corp	5,728,754
145,118		Prudential Financial, Inc	12,822,626
21,493		Reinsurance Group of America, Inc (Class A)	2,074,504
14,262		RenaissanceRe Holdings Ltd	1,530,313
13,917		Stancorp Financial Group, Inc	1,586,816
40,435		Torchmark Corp	2,491,200
101,739		Travelers Cos, Inc	10,796,543
79,808		UnumProvident Corp	2,860,319
26,336		Validus Holdings Ltd	1,220,674
30,528		W.R. Berkley Corp	1,701,020
1,951		White Mountains Insurance Group Ltd	1,377,406
98,861		XL Capital Ltd	3,758,695
		TOTAL INSURANCE	274,608,847
190

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 2.8%
12,344		Air Products & Chemicals, Inc	$1,759,143
17,161		Airgas, Inc	1,750,765
35,835		Albemarle Corp	1,942,257
418,859		Alcoa, Inc	4,134,138
34,520		Allegheny Technologies, Inc	735,966
16,752		Aptargroup, Inc	1,135,618
19,014		Ashland, Inc	2,173,680
2,613		Avery Dennison Corp	159,001
28,459		Bemis Co, Inc	1,268,418
20,815		Cabot Corp	732,272
45,001		Celanese Corp (Series A)	2,966,466
30,728		Chemours Co	335,550
25,125	*	Crown Holdings, Inc	1,294,189
20,786		Cytec Industries, Inc	1,542,945
19,786		Domtar Corp	804,499
318,524		Dow Chemical Co	14,989,740
155,538		Du Pont (E.I.) de Nemours & Co	8,672,799
35,093		Eastman Chemical Co	2,751,291
11,474		FMC Corp	556,948
333,129		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,914,266
43,149		Graphic Packaging Holding Co	651,550
21,601		Huntsman Corp	410,419
6,571		International Paper Co	314,554
18,451		Martin Marietta Materials, Inc	2,893,486
110,837		Mosaic Co	4,759,341
168,885		Newmont Mining Corp	2,899,755
101,650		Nucor Corp	4,486,831
48,922	*	Owens-Illinois, Inc	1,044,485
33,320	*	Platform Specialty Products Corp	775,356
15,412		Praxair, Inc	1,759,126
23,124		Reliance Steel & Aluminum Co	1,401,314
19,937		Royal Gold, Inc	1,005,223
1,453		Scotts Miracle-Gro Co (Class A)	87,747
23,600		Sigma-Aldrich Corp	3,294,796
31,886		Sonoco Products Co	1,316,254
23,926	e	Southern Copper Corp (NY)	666,578
66,794		Steel Dynamics, Inc	1,337,884
44,388		Tahoe Resources, Inc	360,874
46,563	e	United States Steel Corp	906,582
36,837		Vulcan Materials Co	3,352,904
12,311		Westlake Chemical Corp	769,068
75,481	*	WestRock Co	4,759,832
		TOTAL MATERIALS	92,873,910

MEDIA - 1.3%
1,115	*	Cable One, Inc	462,970
55,445		Cablevision Systems Corp (Class A)	1,564,658
6,781		Clear Channel Outdoor Holdings, Inc (Class A)	65,504
65,290		Comcast Corp (Class A)	4,074,749
12,296		Comcast Corp (Special Class A)	766,533
4,317	*,e	Discovery Communications, Inc (Class A)	142,547
7,723	*	Discovery Communications, Inc (Class C)	234,007
191

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,761	*	DISH Network Corp (Class A)	$1,470,588
38,997	*	Gannett Co, Inc	493,312
15,240		John Wiley & Sons, Inc (Class A)	807,872
8,442	*	Liberty Broadband Corp (Class A)	455,615
21,108	*	Liberty Broadband Corp (Class C)	1,129,911
34,141	*	Liberty Media Corp	1,290,530
64,318	*	Liberty Media Corp (Class C)	2,424,789
123,537	*	News Corp	1,819,700
40,978	*	News Corp (Class B)	584,756
72,491		TEGNA, Inc	2,111,663
106,212		Thomson Corp	4,296,275
127,213		Time Warner, Inc	11,199,833
26,096		Tribune Co	1,317,587
128,866		Twenty-First Century Fox, Inc	4,444,588
48,590		Twenty-First Century Fox, Inc (Class B)	1,628,737
		TOTAL MEDIA	42,786,724

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
105,545		Agilent Technologies, Inc	4,322,068
8,568	*	Alkermes plc	599,931
68,766	*	Allergan plc	22,771,861
4,531	*	Alnylam Pharmaceuticals, Inc	577,385
62,922	*	Baxalta, Inc	2,065,729
6,822	*	Bio-Rad Laboratories, Inc (Class A)	1,028,348
7,238		Bio-Techne Corp	791,693
42,422	*	Endo International plc	3,713,622
12,317	*	Hospira, Inc	1,101,756
772,070		Johnson & Johnson	77,369,135
22,813	*	Mallinckrodt plc	2,827,900
800,372		Merck & Co, Inc	47,189,933
20,568	*,e	Mylan NV	1,151,602
29,757	*	PerkinElmer, Inc	1,574,740
38,073		Perrigo Co plc	7,317,631
1,968,436		Pfizer, Inc	70,981,802
73,345	*	Qiagen NV (NASDAQ)	2,052,193
1,318	*	Quintiles Transnational Holdings, Inc	101,117
84,321		Thermo Electron Corp	11,765,309
5,314	*,e	VWR Corp	142,362
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	259,446,117

REAL ESTATE - 4.7%
23,288		Alexandria Real Estate Equities, Inc	2,159,031
36,213		American Campus Communities, Inc	1,351,469
112,508		American Capital Agency Corp	2,166,904
54,705		American Homes 4 Rent	905,368
301,525		Annaly Capital Management, Inc	3,000,174
50,021		Apartment Investment & Management Co (Class A)	1,954,821
60,408		Apple Hospitality REIT, Inc	1,095,801
42,262		AvalonBay Communities, Inc	7,283,433
66,432		BioMed Realty Trust, Inc	1,430,945
4,412		Boston Properties, Inc	543,911
56,705		Brandywine Realty Trust	780,828
192

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

55,699		Brixmor Property Group, Inc	$1,362,955
27,375		Camden Property Trust	2,179,871
51,951		CBL & Associates Properties, Inc	848,879
65,123		Chimera Investment Corp	926,700
35,851		Columbia Property Trust, Inc	866,160
37,512		Communications Sales & Leasing, Inc	782,125
30,090		Corporate Office Properties Trust	695,982
38,217		Corrections Corp of America	1,344,092
96,326		DDR Corp	1,570,114
18,672		Digital Realty Trust, Inc	1,200,049
45,547		Douglas Emmett, Inc	1,334,983
110,846		Duke Realty Corp	2,235,764
20,448		Empire State Realty Trust, Inc	363,565
41,404	*	Equity Commonwealth	1,084,785
116,745		Equity Residential	8,733,694
20,904		Essex Property Trust, Inc	4,701,519
70,176	*	Forest City Enterprises, Inc (Class A)	1,638,610
24,860		Gaming and Leisure Properties, Inc	814,165
183,553		General Growth Properties, Inc	4,981,628
147,779		HCP, Inc	5,710,181
61,733		Health Care REIT, Inc	4,282,418
36,192		Healthcare Trust of America, Inc	909,505
18,635		Home Properties, Inc	1,373,400
48,853		Hospitality Properties Trust	1,339,549
243,691		Host Marriott Corp	4,722,732
7,714	*	Howard Hughes Corp	1,048,795
41,625		Iron Mountain, Inc	1,250,831
3,867		Jones Lang LaSalle, Inc	688,481
28,332		Kilroy Realty Corp	2,007,322
133,244		Kimco Realty Corp	3,292,459
48,561		Liberty Property Trust	1,652,531
50,022		Macerich Co	3,959,742
115,147		MFA Mortgage Investments, Inc	867,057
24,136		Mid-America Apartment Communities, Inc	1,939,086
42,226		National Retail Properties, Inc	1,569,540
111,837		NorthStar Realty Finance Corp	1,789,392
41,938		Omega Healthcare Investors, Inc	1,520,672
43,183		Outfront Media, Inc	1,085,189
55,598		Paramount Group, Inc	993,536
48,849		Piedmont Office Realty Trust, Inc	889,540
33,382		Plum Creek Timber Co, Inc	1,368,662
11,263		Post Properties, Inc	641,315
168,275		Prologis, Inc	6,833,648
4,179		Public Storage, Inc	857,447
41,165		Rayonier, Inc	1,012,659
30,156	*	Realogy Holdings Corp	1,372,701
74,411		Realty Income Corp	3,593,307
30,369		Regency Centers Corp	1,942,705
76,537		Retail Properties of America, Inc	1,114,379
73,171		Senior Housing Properties Trust	1,263,663
31,608		SL Green Realty Corp	3,639,345
142,508		Spirit Realty Capital, Inc	1,446,456
193

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

76,386		Starwood Property Trust, Inc	$1,662,159
12,693		Taubman Centers, Inc	949,436
119,028		Two Harbors Investment Corp	1,216,466
82,368		UDR, Inc	2,784,862
105,800		Ventas, Inc	7,098,122
229,310	*	VEREIT, Inc	2,008,756
60,248		Vornado Realty Trust	5,877,192
40,166		Weingarten Realty Investors	1,413,040
152,310		Weyerhaeuser Co	4,674,394
33,302		WP Carey, Inc	2,037,749
60,651		WP GLIMCHER, Inc	821,215
		TOTAL REAL ESTATE	158,859,961

RETAILING - 1.2%
18,192		Aaron’s, Inc	672,740
95,861		Best Buy Co, Inc	3,095,352
14,868	*,e	Cabela’s, Inc	660,585
4,205		CST Brands, Inc	159,285
10,238		Dick’s Sporting Goods, Inc	521,933
6,530		Dillard’s, Inc (Class A)	665,276
22,722		DSW, Inc (Class A)	738,920
5,883		Foot Locker, Inc	415,046
34,265	e	GameStop Corp (Class A)	1,571,050
3,523		Genuine Parts Co	313,371
98,305	*,e	JC Penney Co, Inc	810,033
64,907		Kohl’s Corp	3,980,097
86,678	*	Liberty Interactive Corp	2,517,996
30,314		Macy’s, Inc	2,093,485
13,194	*	Murphy USA, Inc	722,504
145,854	*	Office Depot, Inc	1,166,832
7,816		Penske Auto Group, Inc	422,064
4,880	*,e	Sears Holdings Corp	105,164
202,601		Staples, Inc	2,980,261
187,480		Target Corp	15,345,238
9,053		Tiffany & Co	866,372
		TOTAL RETAILING	39,823,604

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
65,865		Altera Corp	3,270,856
8,434		Analog Devices, Inc	491,955
159,693		Applied Materials, Inc	2,772,270
163,465		Broadcom Corp (Class A)	8,272,964
35,852	*,e	Cree, Inc	883,752
107,043		Cypress Semiconductor Corp	1,228,854
24,010	*	First Solar, Inc	1,063,643
3,204	*	Freescale Semiconductor Holdings Ltd	127,744
1,408,711		Intel Corp	40,782,183
14,109		Lam Research Corp	1,084,559
145,696		Marvell Technology Group Ltd	1,812,458
57,812		Maxim Integrated Products, Inc	1,967,920
320,061	*	Micron Technology, Inc	5,924,329
172,105		Nvidia Corp	3,433,495
194

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

10,555	*	ON Semiconductor Corp	$112,094
7,012	*,e	SunEdison, Inc	163,239
17,201	*,e	SunPower Corp	464,943
66,664		Teradyne, Inc	1,283,949
64,083		Xilinx, Inc	2,675,465
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	77,816,672

SOFTWARE & SERVICES - 4.2%
160,449		Activision Blizzard, Inc	4,137,980
48,936		Amdocs Ltd	2,870,096
23,381	*	Ansys, Inc	2,201,321
19,338	*	Autodesk, Inc	978,116
29,486		Automatic Data Processing, Inc	2,352,098
1,667	*	Black Knight Financial Services, Inc	54,311
1,578		Booz Allen Hamilton Holding Co	43,758
100,972		CA, Inc	2,941,819
44,129		Computer Sciences Corp	2,887,360
2,602		DST Systems, Inc	284,008
51,527		Fidelity National Information Services, Inc	3,371,412
15,564	*	First American Corp	613,844
19,959	*	HomeAway, Inc	599,568
129,318		International Business Machines Corp	20,948,223
19,105		Leidos Holdings, Inc	779,484
1,118,196		Microsoft Corp	52,219,753
81,942	*	Nuance Communications, Inc	1,485,608
404,101		Oracle Corp	16,139,794
12,934		Paychex, Inc	600,138
2,260		SS&C Technologies Holdings, Inc	153,748
217,502		Symantec Corp	4,945,996
46,118	*	Synopsys, Inc	2,344,639
12,535	*,e	Teradata Corp	465,174
354,487		Xerox Corp	3,906,447
300,588	*	Yahoo!, Inc	11,022,562
5,501	*,e	Zillow Group, Inc	448,332
259,498	*	Zynga, Inc	643,555
		TOTAL SOFTWARE & SERVICES	139,439,144

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
24,603	*,e	3D Systems Corp	323,776
35,128	*	ARRIS Group, Inc	1,086,158
31,055	*	Arrow Electronics, Inc	1,805,848
43,497		Avnet, Inc	1,815,130
130,634		Brocade Communications Systems, Inc	1,340,305
1,626,241		Cisco Systems, Inc	46,217,769
18,222	*	CommScope Holding Co, Inc	571,624
401,565		Corning, Inc	7,501,234
15,636		Dolby Laboratories, Inc (Class A)	549,605
13,728	*	EchoStar Corp (Class A)	637,254
568,133		EMC Corp	15,277,096
17,304		Flir Systems, Inc	532,790
33,242		Harris Corp	2,757,092
581,828		Hewlett-Packard Co	17,757,391
195

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

48,505	*	Ingram Micro, Inc (Class A)	$1,320,791
49,274		Jabil Circuit, Inc	997,799
74,937	*	JDS Uniphase Corp	831,051
103,358		Juniper Networks, Inc	2,937,434
8,326	*	Keysight Technologies, Inc	254,276
19,057		Lexmark International, Inc (Class A)	647,748
28,841		National Instruments Corp	835,235
54,123	*	NCR Corp	1,490,547
69,647		NetApp, Inc	2,169,504
442,213		Qualcomm, Inc	28,474,095
66,348		SanDisk Corp	4,000,121
79,086	*	Trimble Navigation Ltd	1,826,887
71,805		Western Digital Corp	6,179,538
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	150,138,098

TELECOMMUNICATION SERVICES - 2.4%
1,660,226		AT&T, Inc	57,676,251
179,367		CenturyTel, Inc	5,129,896
372,765	e	Frontier Communications Corp	1,759,451
81,434	*	Level 3 Communications, Inc	4,112,417
20,738	*	SBA Communications Corp (Class A)	2,503,491
244,702	*,e	Sprint Corp	824,646
31,220		Telephone & Data Systems, Inc	918,180
87,642	*	T-Mobile US, Inc	3,563,524
3,981	*	US Cellular Corp	148,173
93,028		Verizon Communications, Inc	4,352,780
7,125	*	Zayo Group Holdings, Inc	190,238
		TOTAL TELECOMMUNICATION SERVICES	81,179,047

TRANSPORTATION - 1.1%
1,303		Amerco, Inc	468,259
10,250		Copa Holdings S.A. (Class A)	774,182
234,145		CSX Corp	7,324,056
58,043		FedEx Corp	9,949,731
10,050	*	Genesee & Wyoming, Inc (Class A)	715,761
63,464	*	JetBlue Airways Corp	1,458,403
35,116		Kansas City Southern Industries, Inc	3,483,156
18,066	*	Kirby Corp	1,308,159
22,417		Macquarie Infrastructure Co LLC	1,903,876
97,388		Norfolk Southern Corp	8,212,730
16,570		Ryder System, Inc	1,499,916
		TOTAL TRANSPORTATION	37,098,229

UTILITIES - 5.9%
219,349		AES Corp	2,807,667
37,318		AGL Resources, Inc	1,794,249
36,501		Alliant Energy Corp	2,245,177
77,159		Ameren Corp	3,169,692
156,441		American Electric Power Co, Inc	8,849,867
57,563		American Water Works Co, Inc	2,988,095
57,903		Aqua America, Inc	1,473,052
32,574		Atmos Energy Corp	1,801,342
196

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

105,307	*	Calpine Corp	$1,927,118
133,830		Centerpoint Energy, Inc	2,588,272
88,064		CMS Energy Corp	3,017,073
94,117		Consolidated Edison, Inc	5,984,900
180,630		Dominion Resources, Inc	12,951,171
57,491		DTE Energy Co	4,625,726
220,494		Duke Energy Corp	16,365,065
103,649		Edison International	6,219,976
57,577		Entergy Corp	4,089,119
101,901		Eversource Energy	5,066,518
275,031		Exelon Corp	8,825,745
133,695		FirstEnergy Corp	4,540,282
48,794		Great Plains Energy, Inc	1,274,011
35,059		Hawaiian Electric Industries, Inc	1,050,017
31,808		ITC Holdings Corp	1,074,474
62,913		MDU Resources Group, Inc	1,227,433
27,456		National Fuel Gas Co	1,484,546
142,230		NextEra Energy, Inc	14,962,596
100,501		NiSource, Inc	1,754,747
108,298		NRG Energy, Inc	2,431,290
64,231		OGE Energy Corp	1,911,515
79,700		Pepco Holdings, Inc	2,126,396
153,327		PG&E Corp	8,051,201
35,790		Pinnacle West Capital Corp	2,208,601
211,125		PPL Corp	6,715,886
161,764		Public Service Enterprise Group, Inc	6,740,706
57,105		Questar Corp	1,264,305
44,777		SCANA Corp	2,453,780
78,609		Sempra Energy	8,000,824
290,082		Southern Co	12,975,368
77,565		TECO Energy, Inc	1,715,738
15,087		TerraForm Power, Inc	455,024
53,627		UGI Corp	1,959,531
27,224		Vectren Corp	1,146,130
101,567	*	WEC Energy Group, Inc	4,976,783
41,120		Westar Energy, Inc	1,548,168
162,287		Xcel Energy, Inc	5,626,490
		TOTAL UTILITIES	196,465,666

		TOTAL COMMON STOCKS	3,338,134,645
		(Cost $3,031,352,974)

SHORT-TERM INVESTMENTS - 1.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
41,029,273	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	41,029,273
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	41,029,273
		TOTAL SHORT-TERM INVESTMENTS	41,029,273
		(Cost $41,029,273)

		TOTAL INVESTMENTS - 100.7%	3,379,163,918
		(Cost $3,072,382,247)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%	(23,399,880)
		NET ASSETS - 100.0%	$3,355,764,038
197

TIAA-CREF FUNDS - Large-Cap Value Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,422,186.

198

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.0%
34,222		BorgWarner, Inc	$1,701,176
44,343		Delphi Automotive plc	3,462,301
617,168		Ford Motor Co	9,152,601
208,762		General Motors Co	6,578,091
41,741		Goodyear Tire & Rubber Co	1,257,656
32,003		Harley-Davidson, Inc	1,865,775
100,233		Johnson Controls, Inc	4,566,616
		TOTAL AUTOMOBILES & COMPONENTS	28,584,216

BANKS - 6.3%
1,627,393		Bank of America Corp	29,097,787
117,786		BB&T Corp	4,743,242
470,799		Citigroup, Inc	27,522,910
27,489		Comerica, Inc	1,303,803
122,241		Fifth Third Bancorp	2,575,618
74,092		Hudson City Bancorp, Inc	763,889
123,287		Huntington Bancshares, Inc	1,438,759
573,390		JPMorgan Chase & Co	39,294,417
138,216		Keycorp	2,051,126
20,736		M&T Bank Corp	2,719,527
48,848	e	People’s United Financial, Inc	794,757
80,107		PNC Financial Services Group, Inc	7,864,905
206,303		Regions Financial Corp	2,143,488
78,918		SunTrust Banks, Inc	3,499,224
275,259		US Bancorp	12,444,459
724,128		Wells Fargo & Co	41,905,287
31,143		Zions Bancorporation	971,350
		TOTAL BANKS	181,134,548

CAPITAL GOODS - 7.2%
98,585		3M Co	14,919,854
16,042		Allegion plc	1,014,175
36,244		Ametek, Inc	1,922,744
99,433		Boeing Co	14,335,256
94,667		Caterpillar, Inc	7,443,666
26,024		Cummins, Inc	3,370,889
93,900		Danaher Corp	8,597,484
51,083		Deere & Co	4,830,919
24,279		Dover Corp	1,555,556
71,387		Eaton Corp	4,324,624
103,047		Emerson Electric Co	5,332,682
43,244	e	Fastenal Co	1,810,194
21,029		Flowserve Corp	988,153
22,359		Fluor Corp	1,045,283
199

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

47,551		General Dynamics Corp	$7,090,330
1,558,971		General Electric Co	40,689,143
119,308		Honeywell International, Inc	12,533,305
52,835		Illinois Tool Works, Inc	4,727,147
40,024		Ingersoll-Rand plc	2,457,474
20,526	*	Jacobs Engineering Group, Inc	864,555
16,210	e	Joy Global, Inc	428,106
13,128		L-3 Communications Holdings, Inc	1,515,759
41,583		Lockheed Martin Corp	8,611,839
53,187		Masco Corp	1,403,605
29,979		Northrop Grumman Corp	5,186,667
53,769		Paccar, Inc	3,486,382
16,171		Pall Corp	2,044,823
21,509		Parker Hannifin Corp	2,425,140
28,288		Pentair plc	1,720,193
21,586		Precision Castparts Corp	4,207,543
32,707	*	Quanta Services, Inc	903,367
47,164		Raytheon Co	5,145,121
20,498		Rockwell Automation, Inc	2,393,756
21,054		Rockwell Collins, Inc	1,781,590
15,546		Roper Industries, Inc	2,600,379
9,392		Snap-On, Inc	1,547,802
23,732		Stanley Works	2,503,489
41,814		Textron, Inc	1,827,272
15,145	*	United Rentals, Inc	1,014,564
128,508		United Technologies Corp	12,890,638
9,441	e	W.W. Grainger, Inc	2,159,251
27,759		Xylem, Inc	958,518
		TOTAL CAPITAL GOODS	206,609,237

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
27,997	e	ADT Corp	966,737
14,964		Cintas Corp	1,279,422
5,442		Dun & Bradstreet Corp	678,999
18,294		Equifax, Inc	1,868,366
55,681		Nielsen Holdings NV	2,698,301
31,541		Pitney Bowes, Inc	659,838
37,379		Republic Services, Inc	1,589,729
21,808		Robert Half International, Inc	1,200,094
13,157	*	Stericycle, Inc	1,854,742
65,379		Tyco International plc	2,483,748
64,748		Waste Management, Inc	3,310,565
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,590,541

CONSUMER DURABLES & APPAREL - 1.5%
42,751		Coach, Inc	1,333,831
50,324		DR Horton, Inc	1,494,119
6,784	*	Fossil Group, Inc	466,400
19,537	*	Garmin Ltd	818,796
61,507		Hanesbrands, Inc	1,908,562
10,973		Harman International Industries, Inc	1,181,353
16,924		Hasbro, Inc	1,332,596
200

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

22,391		Leggett & Platt, Inc	$1,070,514
27,703		Lennar Corp (Class A)	1,469,367
51,880		Mattel, Inc	1,204,135
30,937	*	Michael Kors Holdings Ltd	1,299,045
9,516	*	Mohawk Industries, Inc	1,918,330
40,749		Newell Rubbermaid, Inc	1,763,617
107,671		Nike, Inc (Class B)	12,405,853
12,888		Phillips-Van Heusen Corp	1,495,523
50,370		Pulte Homes, Inc	1,043,666
9,764		Ralph Lauren Corp	1,229,190
26,581	*	Under Armour, Inc (Class A)	2,640,291
51,899		VF Corp	4,000,894
12,244		Whirlpool Corp	2,176,126
		TOTAL CONSUMER DURABLES & APPAREL	42,252,208

CONSUMER SERVICES - 1.8%
69,029		Carnival Corp	3,678,555
4,703	*	Chipotle Mexican Grill, Inc (Class A)	3,490,708
19,879		Darden Restaurants, Inc	1,466,275
42,121		H&R Block, Inc	1,402,208
32,614		Marriott International, Inc (Class A)	2,368,103
148,236		McDonald’s Corp	14,802,847
25,211		Royal Caribbean Cruises Ltd	2,265,208
232,524		Starbucks Corp	13,470,115
26,922		Starwood Hotels & Resorts Worldwide, Inc	2,139,222
18,104		Wyndham Worldwide Corp	1,493,942
12,760		Wynn Resorts Ltd	1,317,215
66,108		Yum! Brands, Inc	5,801,638
		TOTAL CONSUMER SERVICES	53,696,036

DIVERSIFIED FINANCIALS - 3.9%
8,837	*	Affiliated Managers Group, Inc	1,837,212
135,439		American Express Co	10,301,490
27,743		Ameriprise Financial, Inc	3,486,463
170,767		Bank of New York Mellon Corp	7,411,288
19,731		BlackRock, Inc	6,635,930
83,001		Capital One Financial Corp	6,747,981
176,471		Charles Schwab Corp	6,155,309
50,403		CME Group, Inc	4,840,704
67,368		Discover Financial Services	3,759,808
46,054	*	E*TRADE Financial Corp	1,308,855
61,350		Franklin Resources, Inc	2,794,493
62,402		Goldman Sachs Group, Inc	12,796,778
17,110		IntercontinentalExchange Group, Inc	3,901,764
65,331		Invesco Ltd	2,521,777
15,345		Legg Mason, Inc	757,122
48,406		Leucadia National Corp	1,138,509
41,530		McGraw-Hill Financial, Inc	4,225,678
27,166		Moody’s Corp	2,999,941
237,994		Morgan Stanley	9,243,687
19,931		NASDAQ OMX Group, Inc	1,017,079
59,887		Navient Corp	940,226
201

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

34,768		Northern Trust Corp	$2,659,404
33,100	e	SPDR Trust Series 1	6,967,550
62,662		State Street Corp	4,797,403
41,955		T Rowe Price Group, Inc	3,235,989
		TOTAL DIVERSIFIED FINANCIALS	112,482,440

ENERGY - 7.1%
78,540		Anadarko Petroleum Corp	5,839,449
57,998		Apache Corp	2,659,788
67,457		Baker Hughes, Inc	3,922,625
63,157		Cabot Oil & Gas Corp	1,652,187
28,968	*	Cameron International Corp	1,461,725
78,910	e	Chesapeake Energy Corp	683,361
291,208		Chevron Corp	25,766,084
14,251		Cimarex Energy Co	1,483,814
47,684		Columbia Pipeline Group, Inc	1,391,419
190,341		ConocoPhillips	9,581,766
34,624	e	Consol Energy, Inc	571,988
59,547	*	Devon Energy Corp	2,942,813
8,978	e	Diamond Offshore Drilling, Inc	197,067
35,294		Ensco plc	585,174
85,289		EOG Resources, Inc	6,583,458
22,943		EQT Corp	1,763,170
646,202	d	Exxon Mobil Corp	51,185,660
35,827	*	FMC Technologies, Inc	1,173,693
132,119		Halliburton Co	5,521,253
16,802	e	Helmerich & Payne, Inc	970,147
37,445		Hess Corp	2,209,629
268,899		Kinder Morgan, Inc	9,314,661
104,717		Marathon Oil Corp	2,200,104
84,303		Marathon Petroleum Corp	4,608,845
25,558		Murphy Oil Corp	838,047
61,076		National Oilwell Varco, Inc	2,573,132
25,821	*	Newfield Exploration Co	846,671
59,743		Noble Energy, Inc	2,104,746
119,246		Occidental Petroleum Corp	8,371,069
32,429		Oneok, Inc	1,225,492
84,188		Phillips 66	6,692,946
23,041		Pioneer Natural Resources Co	2,920,908
26,335		Range Resources Corp	1,036,019
196,036		Schlumberger Ltd	16,235,702
61,321	*	Southwestern Energy Co	1,140,571
102,625		Spectra Energy Corp	3,105,432
19,835		Tesoro Corp	1,930,739
51,805	e	Transocean Ltd (NYSE)	686,934
78,673		Valero Energy Corp	5,160,949
104,243		Williams Cos, Inc	5,470,673
		TOTAL ENERGY	204,609,910

FOOD & STAPLES RETAILING - 2.5%
68,115		Costco Wholesale Corp	9,897,110
173,860		CVS Corp	19,554,034
202

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

151,868		Kroger Co	$5,959,300
92,191		Sysco Corp	3,347,455
135,472		Walgreens Boots Alliance, Inc	13,090,659
243,756		Wal-Mart Stores, Inc	17,545,557
55,362		Whole Foods Market, Inc	2,015,177
		TOTAL FOOD & STAPLES RETAILING	71,409,292

FOOD, BEVERAGE & TOBACCO - 5.3%
302,967		Altria Group, Inc	16,475,345
95,974		Archer Daniels Midland Co	4,551,087
24,892		Brown-Forman Corp (Class B)	2,698,542
27,326		Campbell Soup Co	1,347,445
608,709		Coca-Cola Co	25,005,766
32,878		Coca-Cola Enterprises, Inc	1,679,408
65,286		ConAgra Foods, Inc	2,876,501
25,881		Constellation Brands, Inc (Class A)	3,106,238
29,412		Dr Pepper Snapple Group, Inc	2,359,431
90,614		General Mills, Inc	5,274,641
22,350		Hershey Co	2,076,091
19,895		Hormel Foods Corp	1,177,983
14,952		J.M. Smucker Co	1,669,989
38,046		Kellogg Co	2,517,504
17,748		Keurig Green Mountain, Inc	1,331,810
91,894		Kraft Heinz Co	7,302,816
19,510		McCormick & Co, Inc	1,600,015
30,634		Mead Johnson Nutrition Co	2,707,739
24,025		Molson Coors Brewing Co (Class B)	1,709,139
253,784		Mondelez International, Inc	11,453,272
22,929	*	Monster Beverage Corp	3,520,748
229,060		PepsiCo, Inc	22,069,931
240,596		Philip Morris International, Inc	20,578,176
63,810		Reynolds American, Inc	5,474,260
46,112		Tyson Foods, Inc (Class A)	2,045,067
		TOTAL FOOD, BEVERAGE & TOBACCO	152,608,944

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
228,437		Abbott Laboratories	11,579,471
53,431		Aetna Inc	6,036,100
32,380		AmerisourceBergen Corp	3,424,185
41,496		Anthem, Inc	6,401,588
12,073		Bard (C.R.), Inc	2,374,155
84,445		Baxter International, Inc	3,384,556
32,352		Becton Dickinson & Co	4,922,357
210,243	*	Boston Scientific Corp	3,645,614
50,491		Cardinal Health, Inc	4,290,725
48,046	*	Cerner Corp	3,445,859
39,945		Cigna Corp	5,754,477
25,903	*	DaVita, Inc	2,047,114
21,155		Dentsply International, Inc	1,203,931
16,366	*	Edwards Lifesciences Corp	2,490,251
112,919	*	Express Scripts Holding Co	10,170,614
44,612	*	HCA Holdings, Inc	4,149,362
203

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

13,656	*	Henry Schein, Inc	$2,020,815
23,155		Humana, Inc	4,216,294
5,537	*	Intuitive Surgical, Inc	2,952,162
16,136	*	Laboratory Corp of America Holdings	2,053,951
35,514		McKesson Corp	7,833,323
221,175		Medtronic plc	17,337,908
14,567		Patterson Cos, Inc	730,681
22,018		Quest Diagnostics, Inc	1,625,149
42,539		St. Jude Medical, Inc	3,140,229
46,570		Stryker Corp	4,762,714
15,299	*	Tenet Healthcare Corp	861,334
147,424		UnitedHealth Group, Inc	17,897,274
13,781		Universal Health Services, Inc (Class B)	2,001,415
15,435	*	Varian Medical Systems, Inc	1,328,490
25,521		Zimmer Holdings, Inc	2,655,970
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	146,738,068

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
20,450		Clorox Co	2,289,173
130,728		Colgate-Palmolive Co	8,892,118
34,342		Estee Lauder Cos (Class A)	3,060,216
56,111		Kimberly-Clark Corp	6,451,082
420,229		Procter & Gamble Co	32,231,564
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	52,924,153

INSURANCE - 4.2%
49,357		ACE Ltd	5,368,561
68,218		Aflac, Inc	4,369,363
62,981		Allstate Corp	4,342,540
207,503		American International Group, Inc	13,305,092
43,993		Aon plc	4,433,175
11,051		Assurant, Inc	824,405
281,875	*	Berkshire Hathaway, Inc (Class B)	40,234,837
36,274		Chubb Corp	4,509,946
22,674		Cincinnati Financial Corp	1,251,832
79,720	*	Genworth Financial, Inc (Class A)	558,837
63,728		Hartford Financial Services Group, Inc	3,030,266
39,125		Lincoln National Corp	2,203,520
46,731		Loews Corp	1,780,918
84,810		Marsh & McLennan Cos, Inc	4,913,891
170,077		Metlife, Inc	9,480,092
41,319		Principal Financial Group	2,293,618
82,410		Progressive Corp	2,513,505
68,689		Prudential Financial, Inc	6,069,360
21,459		Torchmark Corp	1,322,089
49,377		Travelers Cos, Inc	5,239,887
38,147		UnumProvident Corp	1,367,189
49,494		XL Capital Ltd	1,881,762
		TOTAL INSURANCE	121,294,685
204

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 2.9%
29,467		Air Products & Chemicals, Inc	$4,199,342
10,271		Airgas, Inc	1,047,847
189,124		Alcoa, Inc	1,866,654
13,734		Avery Dennison Corp	835,714
20,708		Ball Corp	1,404,831
35,920		CF Industries Holdings, Inc	2,126,464
167,222		Dow Chemical Co	7,869,467
140,793		Du Pont (E.I.) de Nemours & Co	7,850,618
22,643		Eastman Chemical Co	1,775,211
41,288		Ecolab, Inc	4,781,563
20,321		FMC Corp	986,381
161,484		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,897,437
12,312		International Flavors & Fragrances, Inc	1,423,144
65,663		International Paper Co	3,143,288
60,775		LyondellBasell Industries AF S.C.A	5,702,518
9,376		Martin Marietta Materials, Inc	1,470,344
73,622		Monsanto Co	7,501,346
47,432		Mosaic Co	2,036,730
81,250		Newmont Mining Corp	1,395,063
48,584		Nucor Corp	2,144,498
24,844	*	Owens-Illinois, Inc	530,419
41,132		PPG Industries, Inc	4,457,886
43,935		Praxair, Inc	5,014,741
32,097		Sealed Air Corp	1,706,597
12,768		Sherwin-Williams Co	3,546,440
19,216		Sigma-Aldrich Corp	2,682,746
20,294		Vulcan Materials Co	1,847,160
39,963	*	WestRock Co	2,520,067
		TOTAL MATERIALS	83,764,516

MEDIA - 3.4%
35,202		Cablevision Systems Corp (Class A)	993,400
69,071		CBS Corp (Class B)	3,693,226
388,706		Comcast Corp (Class A)	24,259,141
23,474	*,e	Discovery Communications, Inc (Class A)	775,112
40,892	*	Discovery Communications, Inc (Class C)	1,239,028
62,202		Interpublic Group of Cos, Inc	1,324,903
75,677	*	News Corp	1,114,722
37,458		Omnicom Group, Inc	2,737,431
14,950	e	Scripps Networks Interactive (Class A)	935,571
34,419		TEGNA, Inc	1,002,625
44,029		Time Warner Cable, Inc	8,365,950
127,501		Time Warner, Inc	11,225,188
274,630		Twenty-First Century Fox, Inc	9,471,989
56,135		Viacom, Inc (Class B)	3,199,695
241,326		Walt Disney Co	28,959,120
		TOTAL MEDIA	99,297,101

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.4%
266,126		AbbVie, Inc	18,631,481
50,430		Agilent Technologies, Inc	2,065,109
34,746	*	Alexion Pharmaceuticals, Inc	6,860,250
60,779	*	Allergan plc	20,126,966
205

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

117,622		Amgen, Inc	$20,770,869
84,445	*	Baxalta, Inc	2,772,329
36,383	*	Biogen Idec, Inc	11,598,173
257,889		Bristol-Myers Squibb Co	16,927,834
122,716	*	Celgene Corp	16,106,475
151,156		Eli Lilly & Co	12,774,194
31,823	*	Endo International plc	2,785,786
227,404		Gilead Sciences, Inc	26,801,835
26,716	*	Hospira, Inc	2,389,746
429,077		Johnson & Johnson	42,997,806
18,094	*	Mallinckrodt plc	2,242,932
437,704		Merck & Co, Inc	25,807,028
63,486	*	Mylan NV	3,554,581
17,444	*	PerkinElmer, Inc	923,137
22,554		Perrigo Co plc	4,334,879
952,331		Pfizer, Inc	34,341,056
11,570	*	Regeneron Pharmaceuticals, Inc	6,405,846
60,972		Thermo Electron Corp	8,507,423
37,507	*	Vertex Pharmaceuticals, Inc	5,063,445
12,658	*	Waters Corp	1,689,716
76,897		Zoetis Inc	3,766,415
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	300,245,311

REAL ESTATE - 2.6%
64,595		American Tower Corp	6,143,631
25,364		Apartment Investment & Management Co (Class A)	991,225
20,095		AvalonBay Communities, Inc	3,463,172
23,105		Boston Properties, Inc	2,848,384
45,001	*	CBRE Group, Inc	1,708,688
53,106		Crown Castle International Corp	4,349,913
8,728		Equinix, Inc	2,434,327
55,145		Equity Residential	4,125,397
10,217		Essex Property Trust, Inc	2,297,906
94,762		General Growth Properties, Inc	2,571,841
73,824		HCP, Inc	2,852,559
53,655		Health Care REIT, Inc	3,722,047
117,208		Host Marriott Corp	2,271,491
30,478		Iron Mountain, Inc	915,864
62,885		Kimco Realty Corp	1,553,888
21,158		Macerich Co	1,674,867
29,601		Plum Creek Timber Co, Inc	1,213,641
79,641		Prologis, Inc	3,234,221
23,095		Public Storage, Inc	4,738,632
35,189		Realty Income Corp	1,699,277
48,153		Simon Property Group, Inc	9,015,205
14,770		SL Green Realty Corp	1,700,618
53,127		Ventas, Inc	3,564,290
26,229		Vornado Realty Trust	2,558,639
79,188		Weyerhaeuser Co	2,430,280
		TOTAL REAL ESTATE	74,080,003
206

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

RETAILING - 5.1%
10,500		Advance Auto Parts, Inc	$1,829,205
59,084	*	Amazon.com, Inc	31,677,887
11,283	*	Autonation, Inc	703,382
4,946	*	AutoZone, Inc	3,466,849
27,300	*	Bed Bath & Beyond, Inc	1,780,779
44,792		Best Buy Co, Inc	1,446,334
32,168	*	Carmax, Inc	2,075,158
45,663		Dollar General Corp	3,669,935
34,779	*	Dollar Tree, Inc	2,713,805
15,783		Expedia, Inc	1,916,688
17,274	e	GameStop Corp (Class A)	792,013
40,502		Gap, Inc	1,477,513
23,231		Genuine Parts Co	2,066,397
201,439		Home Depot, Inc	23,574,406
30,411		Kohl’s Corp	1,864,803
38,158		L Brands, Inc	3,080,114
144,215		Lowe’s Companies, Inc	10,002,752
51,704		Macy’s, Inc	3,570,678
65,558	*	NetFlix, Inc	7,493,935
21,352		Nordstrom, Inc	1,629,371
15,680	*	O’Reilly Automotive, Inc	3,768,061
8,033	*	Priceline.com, Inc	9,989,598
63,437		Ross Stores, Inc	3,372,311
11,800		Signet Jewelers Ltd	1,430,396
99,424		Staples, Inc	1,462,527
99,206		Target Corp	8,120,011
17,267		Tiffany & Co	1,652,452
104,473		TJX Companies, Inc	7,294,305
20,724		Tractor Supply Co	1,917,384
17,151	*	TripAdvisor, Inc	1,361,446
15,864	*	Urban Outfitters, Inc	517,484
		TOTAL RETAILING	147,717,979

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
46,053		Altera Corp	2,286,992
47,170		Analog Devices, Inc	2,751,426
187,830		Applied Materials, Inc	3,260,729
39,861		Avago Technologies Ltd	4,988,206
84,393		Broadcom Corp (Class A)	4,271,130
12,155	*	First Solar, Inc	538,466
733,382		Intel Corp	21,231,409
24,730		Kla-Tencor Corp	1,311,926
24,104		Lam Research Corp	1,852,874
38,013		Linear Technology Corp	1,558,533
31,588	e	Microchip Technology, Inc	1,353,230
165,430	*	Micron Technology, Inc	3,062,109
78,315		Nvidia Corp	1,562,384
22,838	*	Qorvo, Inc	1,323,462
29,562		Skyworks Solutions, Inc	2,828,197
162,124		Texas Instruments, Inc	8,102,958
41,676		Xilinx, Inc	1,739,973
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	64,024,004
207

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 10.9%
97,245		Accenture plc	$10,026,932
73,538	*	Adobe Systems, Inc	6,029,381
27,065	*	Akamai Technologies, Inc	2,076,156
9,526	*	Alliance Data Systems Corp	2,620,031
35,477	*	Autodesk, Inc	1,794,427
73,324		Automatic Data Processing, Inc	5,849,056
48,936		CA, Inc	1,425,750
25,250	*	Citrix Systems, Inc	1,909,153
94,765	*	Cognizant Technology Solutions Corp (Class A)	5,979,672
21,361		Computer Sciences Corp	1,397,650
169,936	*	eBay, Inc	4,778,600
47,926	*	Electronic Arts, Inc	3,429,105
325,701	*	Facebook, Inc	30,619,151
42,376		Fidelity National Information Services, Inc	2,772,662
36,315	*	Fiserv, Inc	3,154,321
44,421	*	Google, Inc	27,790,222
44,290	*	Google, Inc (Class A)	29,120,675
141,968		International Business Machines Corp	22,997,396
42,805		Intuit, Inc	4,527,485
149,982		Mastercard, Inc (Class A)	14,608,247
1,250,394		Microsoft Corp	58,393,400
493,163		Oracle Corp	19,696,930
50,566		Paychex, Inc	2,346,262
169,936	*	PayPal Holdings, Inc	6,576,523
28,868	*	Red Hat, Inc	2,282,881
93,655	*	Salesforce.com, Inc	6,864,912
103,903		Symantec Corp	2,362,754
21,877	*,e	Teradata Corp	811,855
25,556		Total System Services, Inc	1,181,198
16,017	*,e	VeriSign, Inc	1,136,246
299,567		Visa, Inc (Class A)	22,569,378
79,834		Western Union Co	1,615,840
163,055		Xerox Corp	1,796,866
134,734	*	Yahoo!, Inc	4,940,696
		TOTAL SOFTWARE & SERVICES	315,481,813

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
48,263		Amphenol Corp (Class A)	2,722,516
890,462		Apple, Inc	108,013,041
787,032		Cisco Systems, Inc	22,367,449
193,239		Corning, Inc	3,609,704
299,864		EMC Corp	8,063,343
11,554	*	F5 Networks, Inc	1,549,854
20,756		Flir Systems, Inc	639,077
19,132		Harris Corp	1,586,808
280,281		Hewlett-Packard Co	8,554,176
54,634		Juniper Networks, Inc	1,552,698
29,956		Motorola, Inc	1,802,153
46,926		NetApp, Inc	1,461,745
252,925		Qualcomm, Inc	16,285,841
208

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

32,178		SanDisk Corp	$1,940,012
49,718	e	Seagate Technology, Inc	2,515,731
63,987		TE Connectivity Ltd	3,898,088
33,681		Western Digital Corp	2,898,587
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	189,460,823

TELECOMMUNICATION SERVICES - 2.4%
951,601		AT&T, Inc	33,058,622
85,914		CenturyTel, Inc	2,457,140
177,269	e	Frontier Communications Corp	836,710
46,165	*	Level 3 Communications, Inc	2,331,333
630,199		Verizon Communications, Inc	29,487,011
		TOTAL TELECOMMUNICATION SERVICES	68,170,816

TRANSPORTATION - 2.1%
106,769		American Airlines Group, Inc	4,281,437
23,202		CH Robinson Worldwide, Inc	1,627,620
151,565		CSX Corp	4,740,953
128,012		Delta Air Lines, Inc	5,676,052
30,794		Expeditors International of Washington, Inc	1,443,315
40,916		FedEx Corp	7,013,821
13,500		J.B. Hunt Transport Services, Inc	1,135,620
17,471		Kansas City Southern Industries, Inc	1,732,948
46,851		Norfolk Southern Corp	3,950,945
7,693		Ryder System, Inc	696,370
102,434		Southwest Airlines Co	3,708,111
135,843		Union Pacific Corp	13,256,918
107,174		United Parcel Service, Inc (Class B)	10,970,331
		TOTAL TRANSPORTATION	60,234,441

UTILITIES - 2.9%
103,934		AES Corp	1,330,355
19,628		AGL Resources, Inc	943,714
41,095		Ameren Corp	1,688,183
74,197		American Electric Power Co, Inc	4,197,324
65,431		Centerpoint Energy, Inc	1,265,435
40,619		CMS Energy Corp	1,391,607
46,932		Consolidated Edison, Inc	2,984,406
93,022		Dominion Resources, Inc	6,669,677
26,749		DTE Energy Co	2,152,225
106,940		Duke Energy Corp	7,937,087
49,051		Edison International	2,943,550
27,284		Entergy Corp	1,937,710
47,805		Eversource Energy	2,376,865
131,686		Exelon Corp	4,225,804
64,399		FirstEnergy Corp	2,186,990
69,659		NextEra Energy, Inc	7,328,127
47,684		NiSource, Inc	832,563
54,667		NRG Energy, Inc	1,227,274
42,497		Pepco Holdings, Inc	1,133,820
72,974		PG&E Corp	3,831,865
18,819		Pinnacle West Capital Corp	1,161,320
209

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

102,207		PPL Corp	$3,251,205
76,175		Public Service Enterprise Group, Inc	3,174,212
24,012		SCANA Corp	1,315,858
34,987		Sempra Energy	3,560,977
138,288		Southern Co	6,185,622
36,811		TECO Energy, Inc	814,259
50,281	*	WEC Energy Group, Inc	2,463,769
76,084		Xcel Energy, Inc	2,637,832
		TOTAL UTILITIES	83,149,635

		TOTAL COMMON STOCKS	2,878,560,720
		(Cost $2,027,940,316)

SHORT-TERM INVESTMENTS - 0.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
22,640,339	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	22,640,339
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	22,640,339
		TOTAL SHORT-TERM INVESTMENTS	22,640,339
		(Cost $22,640,339)

		TOTAL INVESTMENTS - 100.6%	2,901,201,059
		(Cost $2,050,580,655)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(16,210,245)
		NET ASSETS - 100.0%	$2,884,990,814

Abbreviation(s):
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,241,168.
210

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.1%
76,485	*	American Axle & Manufacturing Holdings, Inc	$1,528,170
56,881		Cooper Tire & Rubber Co	1,873,091
13,258	*	Cooper-Standard Holding, Inc	852,489
160,369		Dana Holding Corp	2,976,449
26,060	*,e	Dorman Products, Inc	1,375,447
23,523		Drew Industries, Inc	1,379,859
31,308	*	Federal Mogul Corp (Class A)	350,650
17,196	*	Fox Factory Holding Corp	273,072
35,469	*	Gentherm, Inc	1,785,155
17,662	*	Horizon Global Corp	221,128
11,086		Metaldyne Performance Group, Inc	207,752
46,692	*	Modine Manufacturing Co	472,990
17,521	*	Motorcar Parts of America, Inc	519,147
27,913		Remy International, Inc	826,225
20,057		Standard Motor Products, Inc	733,485
27,332	*	Stoneridge, Inc	332,630
3,596		Strattec Security Corp	252,763
22,475		Superior Industries International, Inc	380,277
60,313	*	Tenneco, Inc	3,004,191
21,226	*	Tower International, Inc	554,635
26,301	e	Winnebago Industries, Inc	587,301
		TOTAL AUTOMOBILES & COMPONENTS	20,486,906

BANKS - 10.5%
14,482		1st Source Corp	492,243
7,055	e	Access National Corp	136,938
8,079		American National Bankshares, Inc	191,311
31,415		Ameris Bancorp	848,519
9,067	e	Ames National Corp	219,784
7,221	*	Anchor BanCorp Wisconsin, Inc	267,249
32,924		Apollo Residential Mortgage	476,740
9,602		Arrow Financial Corp	264,439
87,731		Astoria Financial Corp	1,326,493
35,533		Banc of California, Inc	431,015
7,212		Bancfirst Corp	458,755
29,328		Banco Latinoamericano de Exportaciones S.A. (Class E)	807,107
95,093		Bancorpsouth, Inc	2,403,000
46,663		Bank Mutual Corp	339,240
6,082		Bank of Marin Bancorp	296,011
74,481		Bank of the Ozarks, Inc	3,286,102
15,759		BankFinancial Corp	190,526
20,632		Banner Corp	983,321
5,605		Bar Harbor Bankshares	192,251
77,812		BBCN Bancorp, Inc	1,194,414
211

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,604	*,e	BBX Capital Corp	$41,586
13,041	*	Bear State Financial, Inc	119,325
81,153	*	Beneficial Bancorp, Inc	1,043,628
28,764		Berkshire Hills Bancorp, Inc	837,032
27,313	*	Blue Hills Bancorp, Inc	394,400
27,909		BNC Bancorp	628,511
15,490	*,e	BofI Holding, Inc	1,902,946
81,040		Boston Private Financial Holdings, Inc	1,019,483
12,122		Bridge Bancorp, Inc	313,475
69,647		Brookline Bancorp, Inc	784,922
17,382		Bryn Mawr Bank Corp	501,297
7,742	*	BSB Bancorp, Inc	162,117
5,661	*,e	C1 Financial, Inc	108,974
7,322		Camden National Corp	294,784
21,945	*	Capital Bank Financial Corp	657,692
10,709		Capital City Bank Group, Inc	165,347
137,764		Capitol Federal Financial	1,655,923
31,588		Cardinal Financial Corp	737,896
31,440	*	Cascade Bancorp	162,230
78,731		Cathay General Bancorp	2,528,052
44,381		Centerstate Banks of Florida, Inc	618,671
22,245		Central Pacific Financial Corp	518,086
3,258		Century Bancorp, Inc	135,696
16,272		Charter Financial Corp	197,542
33,010		Chemical Financial Corp	1,087,679
10,246		Citizens & Northern Corp	202,256
15,058	e	City Holding Co	726,097
26,018		Clifton Bancorp, Inc	353,845
13,729		CNB Financial Corp	238,610
35,823		CoBiz, Inc	458,176
57,452		Columbia Banking System, Inc	1,883,851
39,829	e	Community Bank System, Inc	1,522,663
13,909		Community Trust Bancorp, Inc	486,954
10,837	*	CommunityOne Bancorp	118,882
28,969		ConnectOne Bancorp, Inc	618,778
10,621	*	CU Bancorp	235,680
27,401	*	Customers Bancorp, Inc	689,135
104,800		CVB Financial Corp	1,856,008
30,447		Dime Community Bancshares	517,599
29,211	*	Eagle Bancorp, Inc	1,296,968
7,076		Enterprise Bancorp, Inc	155,460
19,421		Enterprise Financial Services Corp	468,629
51,385	*	Essent Group Ltd	1,504,039
95,332		EverBank Financial Corp	1,900,920
7,391	*	Farmers Capital Bank Corp	189,062
26,901	*	FCB Financial Holdings, Inc	934,272
10,182		Federal Agricultural Mortgage Corp (Class C)	272,368
16,594		Fidelity Southern Corp	322,587
13,827		Financial Institutions, Inc	339,315
16,902		First Bancorp (NC)	288,517
114,195	*	First Bancorp (Puerto Rico)	492,180
10,483		First Bancorp, Inc	199,282
212

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

81,105		First Busey Corp	$516,639
4,032		First Business Financial Services, Inc	176,400
7,961		First Citizens Bancshares, Inc (Class A)	2,040,723
86,829		First Commonwealth Financial Corp	798,827
15,815		First Community Bancshares, Inc	281,349
16,091		First Connecticut Bancorp	259,387
9,327		First Defiance Financial Corp	358,623
59,479		First Financial Bancorp	1,130,696
62,938	e	First Financial Bankshares, Inc	2,138,633
10,909		First Financial Corp	361,961
19,038		First Interstate Bancsystem, Inc	527,924
36,366		First Merchants Corp	946,607
76,463		First Midwest Bancorp, Inc	1,435,211
14,845	*	First NBC Bank Holding Co	567,079
12,135		First of Long Island Corp	330,557
163,216		FirstMerit Corp	3,058,668
20,053	*	Flagstar Bancorp, Inc	407,076
29,148		Flushing Financial Corp	605,112
174,170		FNB Corp	2,401,804
9,476		Fox Chase Bancorp, Inc	161,755
6,096	*,e	Franklin Financial Network, Inc	153,863
172,322		Fulton Financial Corp	2,233,293
13,350		German American Bancorp, Inc	388,618
74,436		Glacier Bancorp, Inc	2,091,652
10,484		Great Southern Bancorp, Inc	435,086
40,499		Great Western Bancorp, Inc	1,063,504
9,861	*	Green Bancorp, Inc	134,800
14,000		Guaranty Bancorp	224,420
29,360	*,e	Hampton Roads Bankshares, Inc	61,656
76,759		Hancock Holding Co	2,242,898
31,159		Hanmi Financial Corp	788,634
17,387		Heartland Financial USA, Inc	655,142
20,541		Heritage Commerce Corp	227,800
30,598		Heritage Financial Corp	541,585
21,368		Heritage Oaks Bancorp	170,089
75,013	*	Hilltop Holdings, Inc	1,579,024
1,287		Hingham Institution for Savings	155,740
56,254		Home Bancshares, Inc	2,240,034
21,697		HomeStreet, Inc	490,569
19,712	*	HomeTrust Bancshares, Inc	337,864
8,976		Horizon Bancorp	217,758
37,601		IBERIABANK Corp	2,427,145
9,588	*	Impac Mortgage Holdings, Inc	209,690
25,720		Independent Bank Corp (MA)	1,243,819
21,819		Independent Bank Corp (MI)	311,139
9,302		Independent Bank Group, Inc	413,753
53,282		International Bancshares Corp	1,434,884
340,111		Investors Bancorp, Inc	4,142,552
91,104	*	Kearny Financial Corp	1,015,810
38,822		Ladder Capital Corp	609,894
37,394		Lakeland Bancorp, Inc	422,552
16,299		Lakeland Financial Corp	693,359
213

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

46,397		LegacyTexas Financial Group, Inc	$1,410,005
5,812	*	LendingTree, Inc	481,931
21,309		MainSource Financial Group, Inc	466,454
73,969		MB Financial, Inc	2,522,343
17,088		Mercantile Bank Corp	352,013
4,839		Merchants Bancshares, Inc	152,912
53,596	*	Meridian Bancorp, Inc	698,892
6,775		Meta Financial Group, Inc	342,544
335,007	*	MGIC Investment Corp	3,708,528
7,676		MidWestOne Financial Group, Inc	248,626
36,012		National Bank Holdings Corp	779,300
6,531	e	National Bankshares, Inc	198,869
5,763	*,e	National Commerce Corp	151,567
138,163		National Penn Bancshares, Inc	1,481,107
39,650	*,e	Nationstar Mortgage Holdings, Inc	735,507
43,313		NBT Bancorp, Inc	1,170,750
35,045		NewBridge Bancorp	308,746
48,071	*	NMI Holdings, Inc	384,568
46,440		Northfield Bancorp, Inc	699,386
92,154	e	Northwest Bancshares, Inc	1,169,434
12,998		OceanFirst Financial Corp	227,855
106,712	*,e	Ocwen Financial Corp	899,582
46,066	e	OFG Bancorp	371,292
114,112		Old National Bancorp	1,642,072
27,653	*	Old Second Bancorp, Inc	180,021
10,165		Opus Bank	397,960
42,876		Oritani Financial Corp	673,582
16,293		Pacific Continental Corp	216,371
21,126	*	Pacific Premier Bancorp, Inc	401,605
3,918		Palmetto Bancshares, Inc	77,537
12,982	e	Park National Corp	1,137,223
45,156		Park Sterling Bank	326,929
15,207		Peapack Gladstone Financial Corp	337,595
4,955		Penns Woods Bancorp, Inc	212,768
11,815		Pennsylvania Commerce Bancorp, Inc	289,113
12,923	*	PennyMac Financial Services, Inc	235,586
15,293		Peoples Bancorp, Inc	321,765
7,171	e	Peoples Financial Services Corp	281,677
35,260		Pinnacle Financial Partners, Inc	1,871,953
11,131		Preferred Bank	350,849
77,287		PrivateBancorp, Inc	3,195,045
68,824		Prosperity Bancshares, Inc	3,757,102
64,252		Provident Financial Services, Inc	1,260,624
11,024		QCR Holdings, Inc	237,677
189,455	e	Radian Group, Inc	3,497,339
39,385		Renasant Corp	1,266,228
10,205		Republic Bancorp, Inc (Class A)	256,656
33,755		S&T Bancorp, Inc	1,043,705
24,138		Sandy Spring Bancorp, Inc	659,933
29,398	*	Seacoast Banking Corp of Florida	439,500
21,719	e	ServisFirst Bancshares, Inc	843,566
10,766		Sierra Bancorp	178,716
214

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,106		Simmons First National Corp (Class A)	$1,322,868
23,874		South State Corp	1,855,487
24,693	e	Southside Bancshares, Inc	674,613
19,098		Southwest Bancorp, Inc	334,788
16,457	*	Square Financial, Inc	443,845
34,872		State Bank & Trust Co	706,158
117,549		Sterling Bancorp/DE	1,750,305
14,925		Stock Yards Bancorp, Inc	550,135
10,170		Stonegate Bank	312,931
14,162	*,e	Stonegate Mortgage Corp	135,530
11,789		Suffolk Bancorp	339,759
9,082	*	Sun Bancorp, Inc	189,723
53,015		Talmer Bancorp Inc	864,144
7,366		Territorial Bancorp, Inc	186,433
45,904	*	Texas Capital Bancshares, Inc	2,705,582
33,148	*	The Bancorp, Inc	276,786
14,715		Tompkins Trustco, Inc	795,346
44,352	e	TowneBank	782,813
22,289		Trico Bancshares	552,544
20,766	*	Tristate Capital Holdings, Inc	262,275
13,923	*	Triumph Bancorp, Inc	195,757
94,318		Trustco Bank Corp NY	587,601
66,496		Trustmark Corp	1,598,564
40,510		UMB Financial Corp	2,220,758
216,731		Umpqua Holdings Corp	3,844,808
44,139		Union Bankshares Corp	1,089,351
68,565	e	United Bankshares, Inc	2,778,939
54,039		United Community Banks, Inc	1,127,794
48,476		United Community Financial Corp	250,136
49,343		United Financial Bancorp, Inc (New)	665,637
15,706		Univest Corp of Pennsylvania	313,021
229,250		Valley National Bancorp	2,274,160
26,981	*	Walker & Dunlop, Inc	646,195
92,442		Washington Federal, Inc	2,152,050
14,276		Washington Trust Bancorp, Inc	567,757
29,898		Waterstone Financial, Inc	385,983
87,857		Webster Financial Corp	3,396,552
37,519		WesBanco, Inc	1,246,381
15,179		West Bancorporation, Inc	296,446
26,075	e	Westamerica Bancorporation	1,277,154
86,207	*	Western Alliance Bancorp	2,916,383
69,454		Wilshire Bancorp, Inc	807,055
46,719		Wintrust Financial Corp	2,519,088
27,576		WSFS Financial Corp	791,707
24,462	*	Yadkin Financial Corp	524,955
		TOTAL BANKS	191,627,747

CAPITAL GOODS - 7.3%
40,902		Aaon, Inc	907,615
34,624		AAR Corp	933,117
40,256	*	Accuride Corp	163,842
58,072		Actuant Corp (Class A)	1,339,140
215

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,824	e	Advanced Drainage Systems, Inc	$913,492
36,336	*	Aegion Corp	718,363
61,543	*,e	Aerojet Rocketdyne Holdings, Inc	1,440,722
21,768	*	Aerovironment, Inc	567,274
61,906		Aircastle Ltd	1,490,077
9,655		Alamo Group, Inc	507,274
27,616		Albany International Corp (Class A)	1,027,868
6,660		Allied Motion Technologies, Inc	140,792
26,178		Altra Holdings, Inc	664,921
19,600	*	Ameresco, Inc	135,240
9,211	e	American Railcar Industries, Inc	367,979
7,186		American Science & Engineering, Inc	321,142
12,743	*	American Woodmark Corp	837,980
28,481		Apogee Enterprises, Inc	1,571,582
39,152		Applied Industrial Technologies, Inc	1,512,442
12,958		Argan, Inc	503,807
97,927	*	ArvinMeritor, Inc	1,378,812
18,115		Astec Industries, Inc	712,101
18,681	*	Astronics Corp	1,158,222
25,138		AZZ, Inc	1,300,891
53,414		Barnes Group, Inc	2,079,407
48,985	*	Beacon Roofing Supply, Inc	1,714,475
47,474	*	Blount International, Inc	396,883
5,094	*,e	Blue Bird Corp	66,782
43,520		Briggs & Stratton Corp	804,250
45,761	*	Builders FirstSource, Inc	688,245
16,619	*	CAI International, Inc	233,663
30,495	*	Chart Industries, Inc	832,513
16,732		CIRCOR International, Inc	800,292
49,322		Clarcor, Inc	2,967,705
19,970		Columbus McKinnon Corp	468,496
37,168		Comfort Systems USA, Inc	1,027,324
29,403	*	Commercial Vehicle Group, Inc	173,772
30,674	*	Continental Building Products Inc	651,516
21,139		Cubic Corp	937,937
46,746		Curtiss-Wright Corp	3,149,278
71,130	*	DigitalGlobe, Inc	1,506,533
22,415		Douglas Dynamics, Inc	459,956
10,767	*	Ducommun, Inc	257,870
12,479	*	DXP Enterprises, Inc	457,979
33,609	*	Dycom Industries, Inc	2,220,211
61,649		EMCOR Group, Inc	2,948,672
20,663		Encore Wire Corp	709,361
43,367		EnerSys	2,708,269
17,843		Engility Holdings, Inc	390,940
26,832	*,e	Enphase Energy, Inc	158,577
22,395		EnPro Industries, Inc	1,134,979
28,283		ESCO Technologies, Inc	1,076,734
30,703	*	Esterline Technologies Corp	2,722,128
60,919		Federal Signal Corp	911,348
47,943		Franklin Electric Co, Inc	1,383,635
11,886		Freightcar America, Inc	228,924
216

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

247,020	*,e	FuelCell Energy, Inc	$207,941
36,582	*	Furmanite Corp	238,515
68,056	*,e	Generac Holdings, Inc	2,386,724
47,839		General Cable Corp	780,732
31,408	*	Gibraltar Industries, Inc	601,149
20,984		Global Brass & Copper Holdings, Inc	353,580
19,926		Gorman-Rupp Co	510,903
122,336	*	GrafTech International Ltd	615,350
9,437		Graham Corp	178,171
38,353		Granite Construction, Inc	1,304,769
58,993	*	Great Lakes Dredge & Dock Corp	299,094
26,592	e	Greenbrier Cos, Inc	1,216,584
34,300		Griffon Corp	591,332
30,426		H&E Equipment Services, Inc	545,842
79,639		Harsco Corp	1,094,240
19,231	*,e	HC2 Holdings, Inc	150,002
19,010		HEICO Corp	1,042,318
39,150		HEICO Corp (Class A)	1,775,844
61,360		Hillenbrand, Inc	1,740,170
6,745		Hurco Cos, Inc	211,118
9,251		Hyster-Yale Materials Handling, Inc	626,015
17,354		Insteel Industries, Inc	283,564
28,500		John Bean Technologies Corp	1,038,825
10,874		Kadant, Inc	495,746
27,326		Kaman Corp	1,078,557
32,908	*,e	KEYW Holding Corp	267,542
51,438	*	KLX, Inc	2,020,485
43,981	*	Kratos Defense & Security Solutions, Inc	240,136
5,643	*	Lawson Products, Inc	154,392
9,107		LB Foster Co (Class A)	267,290
11,518	e	Lindsay Manufacturing Co	966,015
20,502		LSI Industries, Inc	204,200
16,831	*	Lydall, Inc	500,049
29,740	*	Masonite International Corp	2,054,142
66,368	*	Mastec, Inc	1,223,162
11,012		Miller Industries, Inc	192,820
37,769	*	Moog, Inc (Class A)	2,525,235
101,941	*	MRC Global, Inc	1,309,942
56,285		Mueller Industries, Inc	1,821,945
157,466		Mueller Water Products, Inc (Class A)	1,406,171
21,221	*	MYR Group, Inc	637,479
4,787	e	National Presto Industries, Inc	378,939
50,858	*,e	Navistar International Corp	892,049
27,481	*	NCI Building Systems, Inc	355,879
10,582	*	Neff Corp	87,196
24,685		NN, Inc	563,559
9,116	*	Nortek, Inc	743,774
9,379	*	Northwest Pipe Co	169,291
5,043	*	NV5 Holdings, Inc	121,990
2,779		Omega Flex, Inc	90,179
21,150	*	Orion Marine Group, Inc	153,126
12,117	*	Patrick Industries, Inc	436,697
217

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

36,616	*	Perini Corp	$766,373
47,234	*	Pgt, Inc	759,050
169,331	*,e	Plug Power, Inc	438,567
22,422	*	Ply Gem Holdings, Inc	323,998
44,296	*	Polypore International, Inc	2,663,076
7,427		Powell Industries, Inc	221,622
4,499	*,e	Power Solutions International, Inc	186,619
22,262	*	PowerSecure International, Inc	337,047
2,540		Preformed Line Products Co	87,528
37,795		Primoris Services Corp	685,979
24,337	*,e	Proto Labs, Inc	1,834,280
33,919		Quanex Building Products Corp	681,094
37,492		Raven Industries, Inc	728,470
22,812		RBC Bearings, Inc	1,545,513
99,539	*	Rexnord Corp	2,110,227
34,488	*	Rush Enterprises, Inc (Class A)	879,099
41,080		Simpson Manufacturing Co, Inc	1,471,486
9,657	*	Sparton Corp	230,416
12,644		Standex International Corp	946,277
14,932	*	Stock Building Supply Holdings, Inc	289,382
21,191		Sun Hydraulics Corp	750,585
33,219	e	TAL International Group, Inc	657,736
49,838	*,e	Taser International, Inc	1,356,590
34,462	*	Teledyne Technologies, Inc	3,572,676
18,735		Tennant Co	1,120,540
21,570	e	Textainer Group Holdings Ltd	488,776
5,337	*,e	The ExOne Company	51,609
32,109	*	Thermon Group Holdings	774,790
42,057	e	Titan International, Inc	392,812
16,874	*,e	Titan Machinery, Inc	237,080
31,275	*	Trex Co, Inc	1,418,947
44,157	*	Trimas Corp	1,037,689
5,845		Twin Disc, Inc	94,104
19,609		Universal Forest Products, Inc	1,245,171
10,148	*	Vectrus, Inc	235,434
7,964	*	Veritiv Corp	296,739
16,534	*,e	Vicor Corp	172,119
67,217	*	Wabash National Corp	923,562
27,743		Watts Water Technologies, Inc (Class A)	1,538,627
64,499		Woodward Governor Co	3,183,671
10,800	*	Xerium Technologies, Inc	183,276
		TOTAL CAPITAL GOODS	132,952,754

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
54,632		ABM Industries, Inc	1,800,671
49,848	e	Acacia Research (Acacia Technologies)	469,070
110,371	*	ACCO Brands Corp	902,835
18,915		Administaff, Inc	951,046
43,505	*	Advisory Board Co	2,605,949
21,718		American Ecology Corp	996,639
40,180	*	ARC Document Solutions, Inc	277,644
6,953		Barrett Business Services, Inc	287,854
218

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

46,578		Brady Corp (Class A)	$1,095,515
48,263		Brink’s Co	1,507,253
38,853	*	Casella Waste Systems, Inc (Class A)	246,717
47,794	*,e	CBIZ, Inc	468,381
14,084		CDI Corp	170,557
32,834		CEB, Inc	2,512,458
21,799	e	Ceco Environmental Corp	196,191
109,069	*	Civeo Corp	233,408
9,022	*	CRA International, Inc	210,573
49,292		Deluxe Corp	3,175,884
25,140		Ennis, Inc	421,849
37,366		Essendant, Inc	1,375,816
27,653		Exponent, Inc	1,230,282
11,828	*	Franklin Covey Co	223,667
40,576	*	FTI Consulting, Inc	1,660,370
19,548		G & K Services, Inc (Class A)	1,281,567
12,748	*	GP Strategies Corp	365,740
69,721	e	Healthcare Services Group	2,433,960
18,314		Heidrick & Struggles International, Inc	400,527
13,051	*	Heritage-Crystal Clean, Inc	167,705
59,014		Herman Miller, Inc	1,654,753
35,918	*	Hill International, Inc	171,688
43,371		HNI Corp	2,150,768
22,610	*	Huron Consulting Group, Inc	1,728,987
19,123	*	ICF International, Inc	701,049
162,243	*	ICO Global Communications Holdings Ltd	223,895
36,082	*	Innerworkings, Inc	270,615
65,437		Interface, Inc	1,699,399
28,819		Kelly Services, Inc (Class A)	430,556
24,234		Kforce, Inc	566,349
33,556		Kimball International, Inc (Class B)	379,854
47,563		Knoll, Inc	1,151,025
49,136		Korn/Ferry International	1,645,073
32,488		Matthews International Corp (Class A)	1,749,479
26,961		McGrath RentCorp	683,731
16,925	*	Mistras Group, Inc	304,481
44,742		Mobile Mini, Inc	1,661,270
28,637		MSA Safety, Inc	1,479,101
12,158		Multi-Color Corp	776,410
47,061	*	Navigant Consulting, Inc	739,799
5,347		NL Industries, Inc	35,985
51,069	*	On Assignment, Inc	1,956,964
28,424		Quad	467,575
37,216		Resources Connection, Inc	589,129
53,520	*	RPX Corp	828,490
16,304	*	SP Plus Corp	426,350
81,260		Steelcase, Inc (Class A)	1,450,491
20,252	*	Team, Inc	878,937
58,533		Tetra Tech, Inc	1,559,319
15,661	*	TRC Cos, Inc	150,346
41,085	*	TriNet Group, Inc	1,104,365
40,927	*	TrueBlue, Inc	1,054,279
219

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,492		Unifirst Corp	$1,606,003
19,566		Viad Corp	560,957
9,292	*,e	Volt Information Sciences, Inc	89,482
4,151		VSE Corp	196,757
35,445	*	WageWorks, Inc	1,770,478
50,890		West Corp	1,468,176
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	64,032,493

CONSUMER DURABLES & APPAREL - 2.8%
12,479		Arctic Cat, Inc	357,024
10,215		Bassett Furniture Industries, Inc	334,950
28,010	*	Beazer Homes USA, Inc	537,232
22,204	*	Black Diamond, Inc	210,827
76,895		Callaway Golf Co	704,358
8,892	*	Cavco Industries, Inc	649,827
14,885	*,e	Century Communities, Inc	300,677
8,692	*	Cherokee, Inc	243,984
26,748		Columbia Sportswear Co	1,913,552
76,715	*,e	CROCS, Inc	1,206,727
9,477		CSS Industries, Inc	269,052
9,636		Culp, Inc	291,489
34,511	*	Deckers Outdoor Corp	2,515,162
9,865		Escalade, Inc	170,270
24,832	e	Ethan Allen Interiors, Inc	749,678
5,207		Flexsteel Industries, Inc	207,863
39,240	*	G-III Apparel Group Ltd	2,834,305
14,435	*,e	Green Brick Partners, Inc	174,086
26,938	*	Helen of Troy Ltd	2,364,618
9,978		Hooker Furniture Corp	248,951
126,782	*,e	Hovnanian Enterprises, Inc (Class A)	256,100
48,463	*,e	Iconix Brand Group, Inc	1,053,101
19,435	*	Installed Building Products Inc	528,049
29,735	*,e	iRobot Corp	915,541
18,424	*,e	Jakks Pacific, Inc	181,476
5,339		Johnson Outdoors, Inc	112,653
82,550	e	KB Home	1,319,149
49,934		La-Z-Boy, Inc	1,268,324
14,190	*,e	LGI Homes, Inc	277,273
21,325		Libbey, Inc	793,503
11,087		Lifetime Brands, Inc	161,205
24,257	*,e	M/I Homes, Inc	608,366
17,373	*	Malibu Boats Inc	335,473
7,893		Marine Products Corp	49,173
38,585	e	MDC Holdings, Inc	1,152,148
38,831	*	Meritage Homes Corp	1,751,278
15,730		Movado Group, Inc	398,441
4,040		Nacco Industries, Inc (Class A)	205,111
30,988	*	Nautilus, Inc	654,776
8,913	*	New Home Co Inc	151,254
14,575		Oxford Industries, Inc	1,223,280
44,256	*	Performance Sports Group Ltd	726,684
12,107	*	Perry Ellis International, Inc	291,658
220

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,456		Pool Corp	$2,989,752
46,524		Ryland Group, Inc	2,115,446
25,823	*,e	Sequential Brands Group, Inc	457,842
23,235	*	Skullcandy, Inc	169,848
53,379	*,e	Smith & Wesson Holding Corp	865,807
143,477	*	Standard-Pacific Corp	1,289,858
53,031	*	Steven Madden Ltd	2,210,332
18,300		Sturm Ruger & Co, Inc	1,098,366
7,215		Superior Uniform Group, Inc	138,744
31,673	*	Taylor Morrison Home Corp	609,705
159,055	*	TRI Pointe Homes, Inc	2,354,014
55,918	*	Tumi Holdings, Inc	1,076,422
14,745	*	Unifi, Inc	455,031
15,460	*	Universal Electronics, Inc	801,446
21,621	*,e	Vera Bradley, Inc	234,804
15,051	*	Vince Holding Corp	147,650
15,105	*	WCI Communities, Inc	381,250
6,440		Weyco Group, Inc	185,858
19,491	*	William Lyon Homes, Inc	465,055
101,516		Wolverine World Wide, Inc	2,976,449
30,015	*	Zagg, Inc	233,217
		TOTAL CONSUMER DURABLES & APPAREL	51,955,544

CONSUMER SERVICES - 4.6%
23,357	*	2U, Inc	749,526
16,699	*	American Public Education, Inc	432,003
93,273	*	Apollo Group, Inc (Class A)	1,194,827
13,283	*	Ascent Media Corp (Series A)	518,435
96,334	*	Belmond Ltd.	1,166,605
21,171	*	BJ’s Restaurants, Inc	1,091,577
122,344		Bloomin’ Brands, Inc	2,849,392
23,054		Bob Evans Farms, Inc	1,150,856
8,102	*,e	Bojangles’, Inc	202,469
79,070	*	Boyd Gaming Corp	1,351,306
15,264	*	Bravo Brio Restaurant Group, Inc	198,279
15,511	*	Bridgepoint Education, Inc	146,114
37,165	*	Bright Horizons Family Solutions	2,238,820
18,879	*	Buffalo Wild Wings, Inc	3,692,355
45,166	*,e	Caesars Acquisition Co	294,031
58,150	*,e	Caesars Entertainment Corp	302,961
12,574	*	Cambium Learning Group, Inc	59,098
11,908		Capella Education Co	613,381
66,139	*	Career Education Corp	210,322
16,764		Carriage Services, Inc	402,839
35,305	*	Carrols Restaurant Group, Inc	389,061
48,035		Cheesecake Factory	2,773,541
73,819	*,e	Chegg, Inc	613,436
13,114		Churchill Downs, Inc	1,771,177
16,184	*,e	Chuy’s Holdings, Inc	459,787
43,456		ClubCorp Holdings, Inc	1,013,394
6,913		Collectors Universe	139,366
18,202	e	Cracker Barrel Old Country Store, Inc	2,764,702
221

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,281	*	Dave & Buster’s Entertainment, Inc	$864,503
23,278	*	Del Frisco’s Restaurant Group, Inc	371,284
83,503	*	Denny’s Corp	981,995
63,483		DeVry, Inc	1,928,614
42,080	*,e	Diamond Resorts International, Inc	1,318,787
16,545		DineEquity, Inc	1,720,845
13,084	*,e	El Pollo Loco Holdings, Inc	245,848
27,723	*	Eldorado Resorts, Inc	234,259
14,356	*,e	Empire Resorts, Inc	71,636
26,352	*	Fiesta Restaurant Group, Inc	1,531,842
45,945	*	Grand Canyon Education, Inc	1,995,391
11,225	*,e	Habit Restaurants, Inc	333,495
130,854	*	Houghton Mifflin Harcourt Co	3,419,215
29,164		International Speedway Corp (Class A)	999,450
39,131		Interval Leisure Group, Inc	834,273
17,664	*	Intrawest Resorts Holdings Inc	176,110
22,518	*	Isle of Capri Casinos, Inc	410,728
35,679		Jack in the Box, Inc	3,389,505
14,065	*,e	Jamba, Inc	229,119
32,907	*	K12, Inc	434,043
8,254	*,e	Kona Grill, Inc	157,156
65,599	*	Krispy Kreme Doughnuts, Inc	1,222,765
91,327	*	La Quinta Holdings, Inc	1,937,959
5,829		Liberty Tax, Inc	153,070
93,559	*,e	LifeLock, Inc	740,987
17,871		Marcus Corp	374,576
24,345		Marriott Vacations Worldwide Corp	2,035,242
9,363	*	Monarch Casino & Resort, Inc	174,245
28,585	*	Morgans Hotel Group Co	171,510
13,692	*,e	Noodles & Co	211,952
27,426		Papa John’s International, Inc	2,072,309
9,004	*,e	Papa Murphy’s Holdings, Inc	173,777
79,557	*	Penn National Gaming, Inc	1,517,948
61,177	*	Pinnacle Entertainment, Inc	2,355,315
22,991	*	Popeyes Louisiana Kitchen, Inc	1,395,094
21,421	*,e	Potbelly Corp	292,182
13,810	*	Red Robin Gourmet Burgers, Inc	1,265,687
46,358	*	Regis Corp	678,218
60,611	*	Ruby Tuesday, Inc	444,885
35,473		Ruth’s Chris Steak House, Inc	621,842
49,244	*,e	Scientific Games Corp (Class A)	743,584
68,002	e	SeaWorld Entertainment, Inc	1,179,155
5,632	*,e	Shake Shack, Inc	383,258
51,242		Sonic Corp	1,522,912
61,526		Sotheby’s (Class A)	2,573,633
11,757		Speedway Motorsports, Inc	246,309
1,636	*	Steak N Shake Co	711,349
12,860	*	Steiner Leisure Ltd	742,022
10,706	*	Strayer Education, Inc	595,361
68,255		Texas Roadhouse, Inc (Class A)	2,688,564
20,600		Universal Technical Institute, Inc	131,222
34,820		Vail Resorts, Inc	3,819,406
222

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,853	*,e	Zoe’s Kitchen, Inc	$845,557
		TOTAL CONSUMER SERVICES	84,459,653

DIVERSIFIED FINANCIALS - 2.5%
23,512	e	Arlington Asset Investment Corp (Class A)	449,079
1,111	*	Ashford, Inc	66,249
179,019		BGC Partners, Inc (Class A)	1,763,337
17,377		Calamos Asset Management, Inc (Class A)	208,698
26,787		Cash America International, Inc	742,803
5,349	e	CIFC Corp	40,759
22,775		Cohen & Steers, Inc	703,975
112,577	*	Cowen Group, Inc	636,060
2,920		Diamond Hill Investment Group, Inc	562,071
25,958	*,e	Encore Capital Group, Inc	1,116,454
26,067	*	Enova International, Inc	471,291
33,961		Evercore Partners, Inc (Class A)	1,996,907
51,255	*	Ezcorp, Inc (Class A)	363,398
7,824		Fifth Street Asset Management, Inc	71,824
50,953	e	Financial Engines, Inc	2,336,705
27,630	*	First Cash Financial Services, Inc	1,123,712
78,266	*	FNFV Group	1,139,553
31,424		Gain Capital Holdings, Inc	219,339
6,214		GAMCO Investors, Inc (Class A)	426,653
45,862	*	Green Dot Corp	950,261
28,717		Greenhill & Co, Inc	1,129,440
36,903		HFF, Inc (Class A)	1,691,634
14,902	*	INTL FCStone, Inc	434,542
33,538		Investment Technology Group, Inc	682,498
15,706		iShares Russell 2000 Index Fund	1,931,210
146,561	e	Janus Capital Group, Inc	2,400,669
13,649	*,e	JG Wentworth Co	112,468
30,037	*	KCG Holdings, Inc	318,993
108,919	*,e	Ladenburg Thalmann Financial Services, Inc	331,114
35,701		MarketAxess Holdings, Inc	3,491,558
8,576		Marlin Business Services Corp	136,273
5,904	e	Medley Management, Inc	53,785
17,142		Moelis & Co	512,889
23,151		Nelnet, Inc (Class A)	911,918
23,615	*	NewStar Financial, Inc	273,226
24,695		OM Asset Management plc	436,361
11,319	*,e	On Deck Capital, Inc	151,335
10,059		Oppenheimer Holdings, Inc	228,339
49,423	*	PHH Corp	1,233,598
19,337	*	Pico Holdings, Inc	238,425
16,142	*	Piper Jaffray Cos	723,969
45,935	*,e	PRA Group, Inc	2,919,169
12,342		Pzena Investment Management, Inc (Class A)	128,357
10,556	*	Regional Management Corp	203,942
15,588		Resource America, Inc (Class A)	125,951
21,041	*	Safeguard Scientifics, Inc	386,313
66,994	*	Stifel Financial Corp	3,681,320
29,168	e	Tiptree Financial, Inc	171,800
223

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,583	*,e	Virtu Financial, Inc	$436,700
6,706	e	Virtus Investment Partners, Inc	810,487
37,849	*,e	Walter Investment Management Corp	825,108
7,734		Westwood Holdings Group, Inc	464,659
111,517	e	WisdomTree Investments, Inc	2,776,773
7,764	*,e	World Acceptance Corp	422,517
3,730	*	ZAIS Group Holdings, Inc	40,694
		TOTAL DIVERSIFIED FINANCIALS	46,207,162

ENERGY - 3.1%
95,186	*	Abraxas Petroleum Corp	178,950
2,024		Adams Resources & Energy, Inc	96,686
30,432		Alon USA Energy, Inc	566,339
38,892	*,e	Approach Resources, Inc	151,290
18,187		Ardmore Shipping Corp	238,977
64,064	e	Atwood Oceanics, Inc	1,332,531
40,084	*,e	Basic Energy Services, Inc	242,107
51,663	*,e	Bill Barrett Corp	293,446
49,847	*	Bonanza Creek Energy, Inc	389,305
34,114		Bristow Group, Inc	1,536,836
56,735	*,e	C&J Energy Services Ltd	547,493
65,735	*	Callon Petroleum Co	429,907
19,144	e	CARBO Ceramics, Inc	628,880
50,783	*	Carrizo Oil & Gas, Inc	1,936,356
5,927	*,e	Clayton Williams Energy, Inc	238,739
71,771	*,e	Clean Energy Fuels Corp	413,401
56,914	*,e	Cloud Peak Energy, Inc	180,986
17,490	*	Contango Oil & Gas Co	160,558
54,892		Delek US Holdings, Inc	1,957,998
90,817		DHT Holdings, Inc	721,995
26,002	*	Dorian LPG Ltd	409,011
1,193	*	Earthstone Energy, Inc	19,458
40,855	*,e	Eclipse Resources Corp	157,292
42,735	*,e	Energy Fuels, Inc	163,675
57,422	e	Energy XXI Bermuda Ltd	101,637
20,076	*	Era Group, Inc	339,887
13,402	*,e	Erin Energy Corp	55,350
23,010		Evolution Petroleum Corp	120,112
76,704	e	EXCO Resources, Inc	44,427
67,712		Exterran Holdings, Inc	1,678,580
62,409	*,e	Fairmount Santrol Holdings, Inc	373,206
57,906	*	Forum Energy Technologies, Inc	884,804
114,337	*,e	Frontline Ltd	353,301
41,129		GasLog Ltd	638,322
80,273	*,e	Gastar Exploration, Inc	136,464
13,377	*,e	Geospace Technologies Corp	233,295
37,962		Green Plains Renewable Energy, Inc	852,247
25,631	e	Gulfmark Offshore, Inc	241,444
374,086	*,e	Halcon Resources Corp	411,495
11,677	e	Hallador Petroleum Co	82,206
105,368	*	Helix Energy Solutions Group, Inc	881,930
31,219	*,e	Hornbeck Offshore Services, Inc	568,186
224

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,123	*,e	Independence Contract Drilling, Inc	$118,343
138,041	*	ION Geophysical Corp	109,039
815	*	Isramco, Inc	111,745
27,674	*,e	Jones Energy, Inc (Class A)	194,825
124,037	*	Key Energy Services, Inc	112,886
105,947	*,e	Magnum Hunter Resources Corp	101,667
71,364	*	Matador Resources Co	1,572,149
26,013	*	Matrix Service Co	504,132
237,512	*,e	McDermott International, Inc	1,045,053
12,792	*	Natural Gas Services Group, Inc	257,375
80,085		Navios Maritime Acq Corp	317,137
82,060	*	Newpark Resources, Inc	593,294
18,589	e	Nordic American Offshore Ltd	132,539
86,967	e	Nordic American Tanker Shipping	1,306,244
33,216	e	North Atlantic Drilling Ltd	31,240
63,901	*,e	Northern Oil And Gas, Inc	304,169
137,363	*,e	Oasis Petroleum, Inc	1,322,806
50,164	*	Oil States International, Inc	1,510,438
26,547	*,e	Pacific Ethanol, Inc	195,917
15,930		Panhandle Oil and Gas, Inc (Class A)	283,873
15,655	*	Par Petroleum Corp	281,946
126,716	*	Parker Drilling Co	321,859
81,424	*	Parsley Energy, Inc	1,177,391
39,568	*	PDC Energy, Inc	1,857,718
210,000	e	Peabody Energy Corp	252,000
64,052	*,e	Penn Virginia Corp	85,830
12,236	*	PHI, Inc	339,304
66,714	*	Pioneer Energy Services Corp	244,173
42,868	*	Renewable Energy Group, Inc	437,254
6,632	*,e	Rex American Resources Corp	342,476
49,368	*,e	Rex Energy Corp	110,584
12,000	*,e	RigNet, Inc	311,160
21,136	*,e	Ring Energy, Inc	172,681
52,937	*	RSP Permian, Inc	1,312,838
55,367	*,e	Sanchez Energy Corp	405,840
318,425	*,e	SandRidge Energy, Inc	164,626
176,867		Scorpio Tankers, Inc	1,899,552
17,832	*	SEACOR Holdings, Inc	1,126,447
43,197		SemGroup Corp	3,070,875
51,705	*,e	Seventy Seven Energy, Inc	161,320
57,860	e	Ship Finance International Ltd	967,998
36,202	*,e	Solazyme, Inc	84,713
60,034	*	Stone Energy Corp	347,597
103,131	*	Synergy Resources Corp	1,003,465
85,866		Teekay Tankers Ltd (Class A)	615,659
38,048		Tesco Corp	365,261
81,516	*	Tetra Technologies, Inc	388,016
46,822	e	Tidewater, Inc	914,434
19,644	*	TransAtlantic Petroleum Ltd	64,432
50,280	*,e	Triangle Petroleum Corp	186,539
151,322	*,e	Ultra Petroleum Corp	1,177,285
49,161	*	Unit Corp	969,946
225

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

103,419	*,e	Uranium Energy Corp	$138,581
54,353	e	US Silica Holdings Inc	1,224,029
34,252	e	W&T Offshore, Inc	129,130
69,322		Western Refining, Inc	3,061,259
20,427	*,e	Westmoreland Coal Co	318,457
		TOTAL ENERGY	57,146,655

FOOD & STAPLES RETAILING - 0.9%
27,713		Andersons, Inc	1,033,695
37,198		Casey’s General Stores, Inc	3,802,194
18,993	*,e	Chefs’ Warehouse Holdings, Inc	326,680
24,052	*,e	Fairway Group Holdings Corp	72,156
42,434	*,e	Fresh Market, Inc	1,294,237
13,054		Ingles Markets, Inc (Class A)	604,139
9,375	*,e	Natural Grocers by Vitamin C	250,687
18,995	e	Pricesmart, Inc	1,840,805
23,742	*	Smart & Final Stores, Inc	413,111
36,705		Spartan Stores, Inc	1,182,268
258,307	*	Supervalu, Inc	2,381,590
49,236	*	United Natural Foods, Inc	2,241,715
7,291		Village Super Market (Class A)	209,106
10,739		Weis Markets, Inc	452,864
		TOTAL FOOD & STAPLES RETAILING	16,105,247

FOOD, BEVERAGE & TOBACCO - 1.9%
3,815		Alico, Inc	170,988
7,945	*,e	Arcadia Biosciences, Inc	33,687
56,538		B&G Foods, Inc (Class A)	1,669,567
8,913	*,e	Boston Beer Co, Inc (Class A)	1,965,495
55,140	*,e	Boulder Brands, Inc	459,316
14,549		Calavo Growers, Inc	793,066
29,011	e	Cal-Maine Foods, Inc	1,571,236
61,465	*	Castle Brands, Inc	72,529
4,575		Coca-Cola Bottling Co Consolidated	741,150
10,510	*	Craft Brewers Alliance, Inc	108,568
162,848	*	Darling International, Inc	2,092,597
92,045		Dean Foods Co	1,638,401
26,117	*	Diamond Foods, Inc	843,840
6,962	*	Farmer Bros Co	164,721
32,477		Fresh Del Monte Produce, Inc	1,283,491
20,309	*,e	Freshpet, Inc	335,505
19,110	*	Inventure Foods, Inc	187,851
15,505		J&J Snack Foods Corp	1,835,172
8,337		John B. Sanfilippo & Son, Inc	433,441
19,107		Lancaster Colony Corp	1,780,963
47,658		Lance, Inc	1,549,838
25,406	*	Landec Corp	339,170
4,622	*,e	Lifeway Foods, Inc	68,036
11,234	e	Limoneira Co	231,308
10,299		Mgp Ingredients, Inc	152,116
11,098	*	National Beverage Corp	263,799
22,029	*	Omega Protein Corp	313,252
226

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

54,144	*	Post Holdings, Inc	$2,909,699
21,865	e	Sanderson Farms, Inc	1,574,499
230	*	Seaboard Corp	799,250
8,268	*	Seneca Foods Corp	241,343
22,657	*,e	Synutra International, Inc	146,591
20,385	e	Tootsie Roll Industries, Inc	661,901
42,155	*	TreeHouse Foods, Inc	3,455,024
22,020	e	Universal Corp	1,256,241
76,426	e	Vector Group Ltd	1,935,106
		TOTAL FOOD, BEVERAGE & TOBACCO	34,078,757

HEALTH CARE EQUIPMENT & SERVICES - 7.0%
7,761	*,e	AAC Holdings, Inc	294,996
22,032		Abaxis, Inc	1,102,922
39,949	*	Abiomed, Inc	3,094,450
78,459	*	Accuray, Inc	500,568
29,143		Aceto Corp	682,821
6,267	*	Addus HomeCare Corp	170,086
6,458	*,e	Adeptus Health, Inc	709,670
38,892	*	Air Methods Corp	1,531,956
5,173	*	Alliance HealthCare Services, Inc	77,388
7,020	*	Almost Family, Inc	307,195
27,543	*	Amedisys, Inc	1,201,701
46,804	*	AMN Healthcare Services, Inc	1,377,442
46,158	*	Amsurg Corp	3,311,375
12,174		Analogic Corp	980,616
25,240	*	Angiodynamics, Inc	391,220
14,458	*	Anika Therapeutics, Inc	547,958
149,201	*,e	Antares Pharma, Inc	314,814
27,309	*	AtriCure, Inc	758,917
1,597		Atrion Corp	645,028
24,510	*	Bio-Reference Labs, Inc	1,087,509
67,050	*,e	BioScrip, Inc	168,296
27,871	*	BioTelemetry, Inc	340,862
33,513		Cantel Medical Corp	1,839,193
29,246	*	Capital Senior Living Corp	651,893
30,906	*	Cardiovascular Systems, Inc	922,235
35,236	*,e	Castlight Health, Inc	252,994
93,310	*,e	Cerus Corp	506,673
16,771	e	Chemed Corp	2,489,823
11,534	*	Civitas Solutions, Inc	259,400
11,962	e	Computer Programs & Systems, Inc	559,463
26,918		Conmed Corp	1,526,789
6,408	*,e	Connecture, Inc	60,427
21,885	*,e	Corindus Vascular Robotics, Inc	79,443
8,443	*	Corvel Corp	269,838
31,495	*	Cross Country Healthcare, Inc	380,145
25,175		CryoLife, Inc	275,666
14,113	*	Cutera, Inc	214,235
25,411	*	Cyberonics, Inc	1,560,235
21,590	*	Cynosure, Inc (Class A)	837,692
35,865	*,e	Diplomat Pharmacy, Inc	1,656,246
227

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

65,794	*	Endologix, Inc	$938,222
24,826		Ensign Group, Inc	1,269,105
6,007	*	Entellus Medical, Inc	135,158
9,916	*	Exactech, Inc	198,122
40,950	*	ExamWorks Group, Inc	1,436,526
42,445	*	Five Star Quality Care, Inc	191,851
35,788	*	Genesis Health Care, Inc	218,665
42,505	*,e	GenMark Diagnostics, Inc	361,293
67,026	*	Globus Medical, Inc	1,880,750
24,900	*	Greatbatch, Inc	1,357,797
50,402	*	Haemonetics Corp	2,016,584
45,820	*,e	Halyard Health, Inc	1,866,707
34,389	*	Hanger Orthopedic Group, Inc	744,178
36,171	*	HealthEquity, Inc	1,217,516
87,746		Healthsouth Corp	4,009,992
24,596	*	HealthStream, Inc	690,164
30,759	*	Healthways, Inc	389,409
17,964	*,e	HeartWare International, Inc	1,629,514
86,394	*	HMS Holdings Corp	995,259
13,808	*	ICU Medical, Inc	1,379,695
8,932	*	Imprivata, Inc	135,766
15,325	*	Inogen Inc	681,350
56,136	*	Insulet Corp	1,902,449
24,970	*	Integra LifeSciences Holdings Corp	1,601,326
31,552		Invacare Corp	537,962
25,868	*,e	InVivo Therapeutics Holdings Corp	376,379
17,241	*	IPC The Hospitalist Co, Inc	956,013
2,727	*,e	iRadimed Corp	67,630
17,155	*	K2M Group Holdings, Inc	392,506
82,836		Kindred Healthcare, Inc	1,708,907
9,201		Landauer, Inc	326,451
22,659	*	LDR Holding Corp	1,030,078
11,608		LeMaitre Vascular, Inc	165,298
12,864	*	LHC Group, Inc	518,291
26,648	*	Magellan Health Services, Inc	1,614,602
42,631	*	Masimo Corp	1,776,860
58,867	*	MedAssets, Inc	1,371,601
54,522	*	Medidata Solutions, Inc	2,933,284
67,190	*	Merge Healthcare, Inc	368,873
40,943		Meridian Bioscience, Inc	740,659
43,379	*	Merit Medical Systems, Inc	1,108,767
38,940	*	Molina Healthcare, Inc	2,937,244
9,841		National Healthcare Corp	621,951
8,654	e	National Research Corp	128,079
32,137	*	Natus Medical, Inc	1,451,307
36,402	*	Neogen Corp	2,118,232
14,771	*	Nevro Corp	749,924
31,209	*,e	Nobilis Health Corp	183,821
47,284	*	NuVasive, Inc	2,601,093
61,891	*	NxStage Medical, Inc	883,803
35,418	*	Omnicell, Inc	1,293,465
54,867	*	OraSure Technologies, Inc	271,043
228

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,461	*	Orthofix International NV	$615,859
61,561	e	Owens & Minor, Inc	2,164,485
19,641	*,e	Oxford Immunotec Global plc	260,243
29,725	*	PharMerica Corp	1,015,703
9,976	*	Press Ganey Holdings, Inc	312,349
13,332	*	Providence Service Corp	627,404
53,700		Quality Systems, Inc	684,675
28,087	*,e	Quidel Corp	581,682
35,479	*	RadNet, Inc	237,355
50,507	*,e	Rockwell Medical Technologies, Inc	696,997
56,330	*	RTI Biologics, Inc	410,082
8,323	*	SeaSpine Holdings Corp	130,505
11,493	*,e	Second Sight Medical Products, Inc	162,166
102,681		Select Medical Holdings Corp	1,481,687
6,804	*	Sientra, Inc	158,193
41,352	*,e	Spectranetics Corp	707,119
37,901	*,e	Staar Surgical Co	332,392
58,691	e	STERIS Corp	4,057,309
21,052	*	Surgical Care Affiliates, Inc	800,397
13,101	*	SurModics, Inc	307,742
17,193	*,e	Tandem Diabetes Care, Inc	215,772
69,253	*	Team Health Holdings, Inc	4,668,345
52,897	*	Thoratec Corp	3,347,851
38,316	*	Tornier BV	953,685
37,360	*	TransEnterix, Inc	122,167
23,541	*	Triple-S Management Corp (Class B)	508,015
15,904	*,e	Trupanion, Inc	122,779
113,513	*,e	Unilife Corp	199,783
48,654	*	Universal American Corp	451,023
12,604		US Physical Therapy, Inc	666,247
3,848		Utah Medical Products, Inc	210,370
17,217	*	Vascular Solutions, Inc	640,989
13,130	*,e	Veracyte, Inc	152,308
26,125	*	Vocera Communications, Inc	323,950
43,527	*	WellCare Health Plans, Inc	3,516,982
69,084		West Pharmaceutical Services, Inc	4,136,059
52,931	*	Wright Medical Group, Inc	1,367,737
31,506	*,e	Zeltiq Aesthetics, Inc	1,082,231
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	128,852,338

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
41,242	*	Central Garden and Pet Co (Class A)	415,719
26,107	*,e	Elizabeth Arden, Inc	275,168
76,659	*	HRG Group, Inc	1,092,391
16,566		Inter Parfums, Inc	503,441
10,623	*	Medifast, Inc	327,932
8,193	e	Natural Health Trends Corp	248,248
9,628		Nature’s Sunshine Products, Inc	120,639
7,732	*	Nutraceutical International Corp	186,882
4,674		Oil-Dri Corp of America	122,739
9,315		Orchids Paper Products Co	235,110
11,200	*	Revlon, Inc (Class A)	402,864
229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,595	*,e	USANA Health Sciences, Inc	$697,417
14,295		WD-40 Co	1,281,261
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,909,811

INSURANCE - 2.3%
43,750	*	AMBAC Financial Group, Inc	701,750
75,157		American Equity Investment Life Holding Co	2,220,138
18,496		Amerisafe, Inc	925,725
27,244		Argo Group International Holdings Ltd	1,536,017
10,991	*,e	Atlas Financial Holdings, Inc	202,894
7,899		Baldwin & Lyons, Inc (Class B)	184,205
47,780	*,e	Citizens, Inc (Class A)	323,471
188,325		Conseco, Inc	3,359,718
28,087		Crawford & Co (Class B)	194,362
5,771		Donegal Group, Inc (Class A)	85,815
8,756	*	eHealth, Inc	142,460
7,923		EMC Insurance Group, Inc	191,103
31,592		Employers Holdings, Inc	758,208
8,662	*	Enstar Group Ltd	1,385,833
10,033		FBL Financial Group, Inc (Class A)	571,981
14,381		Federated National Holding Co	339,248
10,994		Fidelity & Guaranty Life	286,174
103,926		First American Financial Corp	4,217,317
28,210	*	Greenlight Capital Re Ltd (Class A)	784,802
13,466	*	Hallmark Financial Services	143,817
8,715		HCI Group, Inc	391,129
24,156	*	Heritage Insurance Holdings, Inc	597,136
40,131		Horace Mann Educators Corp	1,414,216
6,381		Independence Holding Co	83,464
11,697		Infinity Property & Casualty Corp	906,634
11,302		James River Group Holdings Ltd	310,240
3,603		Kansas City Life Insurance Co	169,665
42,403		Kemper Corp	1,641,844
49,309		Maiden Holdings Ltd	815,571
159,795	*	MBIA, Inc	950,780
34,965		National General Holdings Corp	800,349
6,976		National Interstate Corp	176,214
2,062		National Western Life Insurance Co (Class A)	496,921
11,363	*	Navigators Group, Inc	888,359
22,085		OneBeacon Insurance Group Ltd (Class A)	320,233
8,254	*	Patriot National, Inc	153,524
50,898		Primerica, Inc	2,302,117
43,008		RLI Corp	2,375,332
15,271		Safety Insurance Group, Inc	885,565
55,534		Selective Insurance Group, Inc	1,711,003
15,535		State Auto Financial Corp	375,947
30,579		State National Cos, Inc	332,088
21,705		Stewart Information Services Corp	892,510
73,255		Symetra Financial Corp	1,834,305
83,366	*	Third Point Reinsurance Ltd	1,238,819
8,122	*	United America Indemnity Ltd	224,573
19,725		United Fire & Casualty Co	681,696
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,671		United Insurance Holdings Corp	$267,736
31,777		Universal Insurance Holdings, Inc	871,325
		TOTAL INSURANCE	42,664,333

MATERIALS - 3.7%
28,562		A. Schulman, Inc	1,063,363
3,977	*	AEP Industries, Inc	192,288
135,534	*,e	AK Steel Holding Corp	399,825
28,366	e	American Vanguard Corp	363,652
69,169		Axiall Corp	2,035,644
30,650		Balchem Corp	1,736,936
114,416	*	Berry Plastics Group, Inc	3,725,385
38,537	*	Boise Cascade Co	1,278,658
20,344		Brush Engineered Materials, Inc	622,526
52,445		Calgon Carbon Corp	927,752
49,643		Carpenter Technology Corp	1,863,598
50,405	*	Century Aluminum Co	469,775
6,705		Chase Corp	256,332
66,407	*	Chemtura	1,821,544
18,583	*	Clearwater Paper Corp	1,093,610
134,831	*,e	Coeur Mining, Inc	475,953
116,556		Commercial Metals Co	1,796,128
7,758	*	Core Molding Technologies, Inc	148,023
11,876		Deltic Timber Corp	770,752
71,668	*	Ferro Corp	995,469
54,187	*,e	Flotek Industries, Inc	927,681
22,931		FutureFuel Corp	262,331
42,169		Glatfelter	860,669
64,750		Globe Specialty Metals, Inc	999,740
30,446		Greif, Inc (Class A)	943,522
49,177		H.B. Fuller Co	1,970,031
10,180		Hawkins, Inc	371,366
12,649		Haynes International, Inc	538,468
72,575	*	Headwaters, Inc	1,379,651
371,274	e	Hecla Mining Co	779,675
56,715	*,e	Horsehead Holding Corp	469,600
20,371		Innophos Holdings, Inc	1,048,699
23,656		Innospec, Inc	1,023,122
54,841	*,e	Intrepid Potash, Inc	468,342
17,038		Kaiser Aluminum Corp	1,438,859
84,100		Kapstone Paper and Packaging Corp	1,967,940
9,445		KMG Chemicals, Inc	206,184
21,056		Koppers Holdings, Inc	427,437
30,936	*	Kraton Polymers LLC	634,807
20,428		Kronos Worldwide, Inc	201,012
140,415	*	Louisiana-Pacific Corp	2,069,717
19,223	*	LSB Industries, Inc	709,521
33,857		Minerals Technologies, Inc	2,192,241
24,696		Myers Industries, Inc	373,650
16,308		Neenah Paper, Inc	987,939
76,581	e	Olin Corp	1,760,597
8,900		Olympic Steel, Inc	107,868
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,611		OM Group, Inc	$1,003,221
45,790	*	Omnova Solutions, Inc	296,261
85,031		PolyOne Corp	2,914,012
13,000		Quaker Chemical Corp	1,205,100
41,150	e	Rayonier Advanced Materials, Inc	578,158
23,788	*	Real Industry, Inc	271,421
231,100	*	Rentech, Inc	175,936
10,730	*,e	Ryerson Holding Corp	72,642
25,986		Schnitzer Steel Industries, Inc (Class A)	408,240
29,710		Schweitzer-Mauduit International, Inc	1,179,487
42,849	*,e	Senomyx, Inc	266,092
45,588		Sensient Technologies Corp	3,117,763
18,795		Stepan Co	921,143
119,760	*	Stillwater Mining Co	1,140,115
24,950	*	Summit Materials, Inc	625,996
65,275		SunCoke Energy, Inc	802,230
39,810		TimkenSteel Corp	741,660
20,093	*	Trecora Resources	280,498
24,432		Tredegar Corp	411,924
11,164	*,e	Trinseo S.A.	271,955
63,884		Tronox Ltd	701,446
1,928		United States Lime & Minerals, Inc	104,112
14,275	*	US Concrete, Inc	604,261
19,013	e	Valhi, Inc	84,608
39,999		Wausau Paper Corp	353,591
2,530	*	WHX Corp	74,888
47,666	*	Worthington Industries, Inc	1,289,842
		TOTAL MATERIALS	67,054,484

MEDIA - 1.6%
20,655		AMC Entertainment Holdings, Inc	666,124
23,893	*	Carmike Cinemas, Inc	598,520
84,159	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	201,982
32,930	*,e	Crown Media Holdings, Inc (Class A)	147,197
140,735	*	Cumulus Media, Inc (Class A)	232,213
1,030	*,e	Daily Journal Corp	210,944
75,024	*,e	DreamWorks Animation SKG, Inc (Class A)	1,808,829
24,793	*	Entercom Communications Corp (Class A)	261,070
62,255		Entravision Communications Corp (Class A)	477,496
28,287	*	Eros International plc	1,012,109
58,062		EW Scripps Co (Class A)	1,275,622
45,225	*,e	Global Eagle Entertainment, Inc	561,695
63,288	*	Gray Television, Inc	1,068,934
46,878		Harte-Hanks, Inc	219,858
9,856	*,e	Hemisphere Media Group, Inc	136,506
60,079	*	Imax Corp	2,247,555
23,855		Journal Media Group, Inc	192,987
13,612	*	Loral Space & Communications, Inc	862,320
31,302	*	Martha Stewart Living Omnimedia, Inc (Class A)	190,003
42,778		MDC Partners, Inc	754,176
94,928	*,e	Media General, Inc	1,506,507
35,848		Meredith Corp	1,717,836
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

57,746		National CineMedia, Inc	$895,063
43,574		New Media Investment Group, Inc	741,194
136,084		New York Times Co (Class A)	1,799,030
30,631		Nexstar Broadcasting Group, Inc (Class A)	1,756,994
16,165	*	Reading International, Inc	190,424
12,735	*,e	Rentrak Corp	871,965
3,448		Saga Communications, Inc	139,644
26,005		Scholastic Corp	1,120,555
45,345	*,e	SFX Entertainment, Inc	144,197
65,415		Sinclair Broadcast Group, Inc (Class A)	1,898,343
20,885	*	Sizmek, Inc	162,068
107,901		Time, Inc	2,408,350
6,971	*	Townsquare Media, Inc	90,623
25,620		Tribune Publishing Co	381,482
29,293	e	World Wrestling Entertainment, Inc (Class A)	573,264
		TOTAL MEDIA	29,523,679

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
9,839	*,e	Abeona Therapeutics, Inc	63,462
77,797	*	Acadia Pharmaceuticals, Inc	3,797,271
21,009	*,e	Accelerate Diagnostics, Inc	585,731
21,143	*	Acceleron Pharma, Inc	605,535
117,905	*,e	Achillion Pharmaceuticals, Inc	1,004,551
42,465	*	Acorda Therapeutics, Inc	1,459,097
10,156	*,e	Adamas Pharmaceuticals, Inc	251,463
8,151	*	Aduro Biotech, Inc	213,719
30,871	*,e	Advaxis, Inc	514,311
25,868	*,e	Aegerion Pharmaceuticals, Inc	494,855
21,413	*,e	Aerie Pharmaceuticals, Inc	388,432
14,866	*,e	Affimed NV	243,951
75,482	*	Affymetrix, Inc	827,283
74,389	*	Agenus, Inc	635,282
10,076	*	Agile Therapeutics, Inc	91,994
23,652	*	Akebia Therapeutics, Inc	222,329
24,535	*,e	Albany Molecular Research, Inc	518,670
23,644	*	Alder Biopharmaceuticals, Inc	1,097,554
29,627	*,e	Alimera Sciences, Inc	142,802
29,111	*,e	AMAG Pharmaceuticals, Inc	1,860,193
113,736	*	Amicus Therapeutics, Inc	1,955,122
30,956	*	Amphastar Pharmaceuticals, Inc	503,345
40,585	*	Anacor Pharmaceuticals, Inc	6,054,876
8,046	*,e	ANI Pharmaceuticals, Inc	571,507
34,876	*	Anthera Pharmaceuticals, Inc	380,497
8,593	*	Applied Genetic Technologies Corp	158,627
29,409	*	Aratana Therapeutics, Inc	518,187
11,625	*,e	Ardelyx, Inc	229,245
235,877	*,e	Arena Pharmaceuticals, Inc	952,943
166,358	*,e	Ariad Pharmaceuticals, Inc	1,357,481
137,619	*,e	Array Biopharma, Inc	799,566
60,850	*,e	Arrowhead Research Corp	376,053
14,007	*	Assembly Biosciences, Inc	210,105
10,258	*,e	Asterias Biotherapeutics, Inc	50,469
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,962	*,e	Atara Biotherapeutics, Inc	$952,247
5,901	*,e	aTyr Pharma, Inc	110,644
19,156	*	Avalanche Biotechnologies, Inc	281,976
8,254	*,e	Bellicum Pharmaceuticals, Inc	167,969
72,307	*,e	BioCryst Pharmaceuticals, Inc	1,119,312
47,870	*,e	BioDelivery Sciences International, Inc	390,140
4,816	*	Biospecifics Technologies Corp	330,955
49,716	*,e	BioTime, Inc	157,103
9,145	*	Blueprint Medicines Corp	247,098
10,769	*,e	Calithera Biosciences, Inc	79,691
29,235	*	Cambrex Corp	1,439,824
16,305	*	Cara Therapeutics Inc	347,460
11,992	*	Carbylan Therapeutics, Inc	82,865
78,897	*	Catalent, Inc	2,688,810
73,488	*	Catalyst Pharmaceuticals, Inc	363,031
97,132	*,e	Celldex Therapeutics, Inc	2,287,459
9,601	*	Cellular Biomedicine Group, Inc	268,348
31,581	*	Cempra, Inc	1,321,981
68,976	*	Cepheid, Inc	3,834,376
27,703	*,e	ChemoCentryx, Inc	228,273
43,971	*	Chimerix, Inc	2,363,002
4,675	*	Cidara Therapeutics, Inc	65,356
27,651	*	Clovis Oncology, Inc	2,334,574
23,003	*	Coherus Biosciences, Inc	806,945
6,521	*,e	Collegium Pharmaceutical, Inc	130,616
14,967	*,e	Concert Pharmaceuticals Inc	245,309
60,245	*,e	Corcept Therapeutics, Inc	303,635
8,536	*,e	Corium International, Inc	125,138
30,254	*,e	CorMedix, Inc	105,889
172,339	*,e	CTI BioPharma Corp	318,827
108,471	*	Curis, Inc	340,599
33,068	*	Cytokinetics, Inc	211,304
55,953	*	CytRx Corp	152,192
59,876	*,e	Depomed, Inc	1,886,094
12,578	*	Dermira, Inc	284,011
14,744	*,e	Dicerna Pharmaceuticals Inc	180,172
109,347	*	Durect Corp	256,965
142,544	*	Dyax Corp	3,508,008
33,739	*	Dynavax Technologies Corp	992,264
8,657	*,e	Eagle Pharmaceuticals, Inc	836,439
29,437	*	Emergent Biosolutions, Inc	966,417
16,121	*,e	Enanta Pharmaceuticals, Inc	816,529
37,543	*,e	Endocyte, Inc	193,722
29,386	*,e	Epizyme, Inc	655,602
13,139	*,e	Esperion Thereapeutics, Inc	814,618
92,646	*,e	Exact Sciences Corp	2,229,989
192,449	*,e	Exelixis, Inc	1,102,733
24,047	*,e	Fibrocell Science, Inc	156,786
46,693	*	FibroGen, Inc	1,085,612
21,044	*	Five Prime Therapeutics, Inc	494,955
5,228	*,e	Flex Pharma, Inc	81,504
13,563	*	Flexion Therapeutics Inc	317,374
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,059	*	Fluidigm Corp	$562,022
22,064	*	Foamix Pharmaceuticals Ltd	234,761
11,781	*,e	Foundation Medicine, Inc	239,095
173,351	*,e	Galena Biopharma, Inc	284,296
18,168	*,e	Genocea Biosciences Inc	236,184
19,018	*,e	Genomic Health, Inc	515,007
154,260	*,e	Geron Corp	624,753
102,230	*,e	Halozyme Therapeutics, Inc	2,386,048
32,692	*	Harvard Bioscience, Inc	159,864
28,570	*,e	Heron Therapeutics, Inc	923,954
5,541	*	Heska Corp	187,009
84,930	*,e	Idera Pharmaceuticals, Inc	304,049
40,334	*,e	IGI Laboratories, Inc	354,939
17,930	*	Ignyta, Inc	248,510
11,037	*,e	Immune Design Corp	213,676
85,876	*	Immunogen, Inc	1,547,485
93,914	*,e	Immunomedics, Inc	192,524
70,263	*	Impax Laboratories, Inc	3,404,945
12,633	*	INC Research Holdings, Inc	632,029
47,844	*	Infinity Pharmaceuticals, Inc	418,157
69,960	*,e	Inovio Pharmaceuticals, Inc	510,008
60,004	*	Insmed, Inc	1,626,108
22,663	*,e	Insys Therapeutics, Inc	1,018,022
13,694	*	Intersect ENT, Inc	406,301
21,188	*	Intra-Cellular Therapies, Inc	616,571
7,081	*,e	Invitae Corp	70,739
124,952	*	Ironwood Pharmaceuticals, Inc	1,305,748
22,506	*,e	Karyopharm Therapeutics, Inc	461,823
103,737	*,e	Keryx Biopharmaceuticals, Inc	827,821
28,804	*,e	Kite Pharma, Inc	2,096,067
25,077	*	KYTHERA Biopharmaceuticals, Inc	1,868,738
11,235	*,e	La Jolla Pharmaceutical Co	341,544
26,477	*,e	Lannett Co, Inc	1,578,029
40,501	*,e	Lexicon Pharmaceuticals, Inc	341,828
16,574	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,794,301
43,969	*	Lion Biotechnologies, Inc	376,375
7,616	*	Loxo Oncology, Inc	154,224
41,556	*	Luminex Corp	716,010
27,450	*	MacroGenics, Inc	1,032,120
244,765	*,e	MannKind Corp	1,050,042
16,543	*,e	Medgenics, Inc	133,667
64,880	*	Medicines Co	2,036,583
108,636	*,e	Merrimack Pharmaceuticals, Inc	1,097,224
105,907	*,e	MiMedx Group, Inc	1,136,382
9,735	*	Mirati Therapeutics, Inc	278,518
60,703	*	Momenta Pharmaceuticals, Inc	1,319,683
68,316	*,e	Myriad Genetics, Inc	2,330,942
12,435	*	NanoString Technologies, Inc	190,380
146,915	*,e	Navidea Biopharmceuticals, Inc	252,694
128,631	*,e	Nektar Therapeutics	1,622,037
53,101	*,e	NeoGenomics, Inc	324,447
83,518	*	Neurocrine Biosciences, Inc	4,185,922
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,569	*,e	NewLink Genetics Corp	$1,072,673
45,016	*,e	Northwest Biotherapeutics, Inc	514,083
261,032	*	Novavax, Inc	3,148,046
34,812	*,e	Ocata Therapeutics, Inc	156,306
12,725	*	Ocular Therapeutix, Inc	293,820
36,937	*,e	Omeros Corp	594,686
16,466	*,e	OncoMed Pharmaceuticals, Inc	376,083
106,102	*	Oncothyreon, Inc	386,211
23,113	*	Ophthotech Corp	1,564,519
100,179	*,e	Orexigen Therapeutics, Inc	400,716
79,211	*,e	Organovo Holdings, Inc	267,733
18,769	*,e	Osiris Therapeutics, Inc	400,343
14,444	*,e	Otonomy, Inc	372,222
23,800	*,e	OvaScience, Inc	678,300
59,337	*,e	Pacific Biosciences of California, Inc	337,628
36,062	*,e	Pacira Pharmaceuticals, Inc	2,395,238
11,855		Paratek Pharmaceuticals, Inc	298,272
54,459	*	Parexel International Corp	3,755,493
163,983	e	PDL BioPharma, Inc	954,381
184,372	*,e	Peregrine Pharmaceuticals, Inc	226,778
46,713	*	Pernix Therapeutics Holdings, Inc	232,631
15,926	*	Pfenex, Inc	337,472
17,320		Phibro Animal Health Corp	680,330
43,578	*	Portola Pharmaceuticals, Inc	2,154,496
29,760	e	Pozen, Inc	345,216
19,664	*	PRA Health Sciences, Inc	825,691
51,156	*	Prestige Brands Holdings, Inc	2,436,049
67,891	*,e	Progenics Pharmaceuticals, Inc	587,936
7,545	*,e	Proteon Therapeutics, Inc	130,378
31,058	*	Prothena Corp plc	2,048,896
32,916	*	PTC Therapeutics, Inc	1,685,628
28,972	*,e	Radius Health, Inc	2,269,087
78,542	*	Raptor Pharmaceutical Corp	1,118,438
30,047	*,e	Regulus Therapeutics, Inc	246,385
31,780	*	Relypsa, Inc	1,052,236
32,054	*	Repligen Corp	1,122,211
34,838	*	Retrophin, Inc	1,105,758
15,263	*,e	Revance Therapeutics, Inc	473,611
86,426	*	Rigel Pharmaceuticals, Inc	257,549
13,447	*	Sage Therapeutics, Inc	919,237
21,983	*	Sagent Pharmaceuticals	540,342
68,769	*,e	Sangamo Biosciences, Inc	629,236
41,322	*,e	Sarepta Therapeutics, Inc	1,318,998
48,404	*	Sciclone Pharmaceuticals, Inc	440,960
115,305	*,e	Sequenom, Inc	325,160
27,720	*,e	Sorrento Therapeutics, Inc	576,022
7,872	*,e	Spark Therapeutics, Inc	483,656
65,459	*,e	Spectrum Pharmaceuticals, Inc	452,649
15,450	*	Stemline Therapeutics, Inc	165,778
24,259	*,e	Sucampo Pharmaceuticals, Inc (Class A)	528,604
33,553	*	Supernus Pharmaceuticals, Inc	711,659
100,285	*,e	Synergy Pharmaceuticals, Inc	914,599
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

96,502	*,e	Synta Pharmaceuticals Corp	$204,584
8,883	*,e	T2 Biosystems, Inc	128,004
21,769	*	TESARO, Inc	1,262,602
35,881	*	Tetraphase Pharmaceuticals, Inc	1,706,142
34,446	*,e	TG Therapeutics, Inc	601,083
127,057	*	TherapeuticsMD, Inc	989,774
25,248	*,e	Theravance Biopharma, Inc	316,610
84,147	e	Theravance, Inc	1,289,132
62,646	*,e	Threshold Pharmaceuticals, Inc	270,631
3,064	*,e	Tobira Therapeutics, Inc	43,999
9,184	*,e	Tokai Pharmaceuticals, Inc	119,759
24,228	*	Trevena, Inc	141,007
23,845	*,e	Trovagene, Inc	187,899
37,740	*	Ultragenyx Pharmaceutical, Inc	4,563,898
40,506	*,e	Vanda Pharmaceuticals, Inc	495,793
31,456	*,e	Verastem, Inc	229,629
22,090	*,e	Versartis, Inc	399,829
12,924	*,e	Vitae Pharmaceuticals, Inc	130,662
16,349	*,e	Vital Therapies, Inc	265,181
109,188	*,e	Vivus, Inc	164,874
3,977	*,e	XBiotech, Inc	74,171
27,752	*	Xencor Inc	621,367
59,536	*	Xenoport, Inc	434,613
48,195	*,e	XOMA Corp	35,211
16,091	*,e	Zafgen, Inc	610,975
114,138	*,e	ZIOPHARM Oncology, Inc	1,524,884
18,822	*,e	Zogenix, Inc	363,453
18,142	*	ZS Pharma, Inc	1,083,622
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	180,539,272

REAL ESTATE - 9.3%
67,364		Acadia Realty Trust	2,154,301
27,725		AG Mortgage Investment Trust	504,595
17,171		Agree Realty Corp	532,129
47,635		Alexander & Baldwin, Inc	1,798,221
1,961		Alexander’s, Inc	795,127
855	*,e	Altisource Asset Management Corp	113,347
14,162	*	Altisource Portfolio Solutions S.A.	462,531
55,732		Altisource Residential Corp	917,349
36,610		American Assets Trust,Inc	1,523,708
49,859		American Capital Mortgage, Inc	804,724
33,141		American Residential Properties, Inc	613,109
104,621		Anworth Mortgage Asset Corp	523,105
56,957		Apollo Commercial Real Estate Finance, Inc	961,434
26,436		Ares Commercial Real Estate Corp	329,128
26,228		Armada Hoffler Properties, Inc	268,837
343,357	*	ARMOUR Residential REIT, Inc	975,134
27,326		Ashford Hospitality Prime, Inc	397,867
82,127		Ashford Hospitality Trust, Inc	717,790
56,474		Associated Estates Realty Corp	1,623,628
11,871	*	AV Homes, Inc	175,335
18,364		Bluerock Residential Growth REIT, Inc	235,059
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

62,903		Campus Crest Communities, Inc	$358,547
93,423		Capstead Mortgage Corp	1,034,193
30,849		CareTrust REIT, Inc	400,420
38,558		CatchMark Timber Trust Inc	411,799
83,032		Cedar Shopping Centers, Inc	556,314
234,124		Chambers Street Properties	1,737,200
37,765		Chatham Lodging Trust	1,020,410
58,199		Chesapeake Lodging Trust	1,866,442
109,906		Colony Financial, Inc	2,497,064
4,072	e	Consolidated-Tomoka Land Co	235,891
45,483		CorEnergy Infrastructure Trust, Inc	282,904
23,728		Coresite Realty	1,191,146
211,279		Cousins Properties, Inc	2,193,076
159,513		CubeSmart	4,172,860
66,012		CyrusOne, Inc	2,029,209
154,156		CYS Investments, Inc	1,196,251
87,390		DCT Industrial Trust, Inc	3,037,676
195,734		DiamondRock Hospitality Co	2,468,206
61,799		DuPont Fabros Technology, Inc	1,863,240
53,467		Dynex Capital, Inc	394,052
13,241		Easterly Government Properties, Inc	209,208
33,520		EastGroup Properties, Inc	2,017,904
47,255		Education Realty Trust, Inc	1,495,148
54,462		Entertainment Properties Trust	3,110,869
70,365		Equity One, Inc	1,806,270
61,792		Excel Trust, Inc	978,785
142,296		FelCor Lodging Trust, Inc	1,331,891
107,995		First Industrial Realty Trust, Inc	2,261,415
57,300		First Potomac Realty Trust	650,355
32,814	*	Forestar Real Estate Group, Inc	420,019
84,855		Franklin Street Properties Corp	998,743
5,672	*	FRP Holdings, Inc	167,381
73,714		Geo Group, Inc	2,782,704
24,140		Getty Realty Corp	401,207
20,614		Gladstone Commercial Corp	330,236
66,751		Government Properties Income Trust	1,152,790
55,847		Gramercy Property Trust, Inc	1,366,018
4,038		Great Ajax Corp	56,694
32,397		Hannon Armstrong Sustainable Infrastructure Capital, Inc	650,208
94,339		Hatteras Financial Corp	1,533,952
98,501		Healthcare Realty Trust, Inc	2,367,964
47,890		Hersha Hospitality Trust	1,298,777
92,035		Highwoods Properties, Inc	3,895,841
73,279		Hudson Pacific Properties	2,255,528
23,770		Independence Realty Trust, Inc	194,201
82,010		Inland Real Estate Corp	805,338
121,823		Invesco Mortgage Capital, Inc	1,755,469
120,145		Investors Real Estate Trust	866,245
83,369	*	iStar Financial, Inc	1,092,134
91,351	e	Kennedy-Wilson Holdings, Inc	2,313,007
82,307		Kite Realty Group Trust	2,172,905
110,760		LaSalle Hotel Properties	3,684,985
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

200,368		Lexington Realty Trust	$1,723,165
35,154		LTC Properties, Inc	1,542,206
86,957		Mack-Cali Realty Corp	1,812,184
12,876	*	Marcus & Millichap, Inc	659,766
204,998		Medical Properties Trust, Inc	2,802,323
57,617		Monmouth Real Estate Investment Corp (Class A)	577,322
162,484		Monogram Residential Trust, Inc	1,517,601
37,306		National Health Investors, Inc	2,434,217
23,890		National Storage Affiliates Trust	282,619
227,671		New Residential Investment Corp	3,572,158
87,452		New Senior Investment Group, Inc	1,131,629
106,701		New York Mortgage Trust, Inc	798,123
145,924	*	New York REIT, Inc	1,511,773
17,860		NexPoint Residential Trust, Inc	231,644
12,738		One Liberty Properties, Inc	287,879
17,936		Orchid Island Capital, Inc	154,608
88,663		Parkway Properties, Inc	1,590,614
70,657		Pebblebrook Hotel Trust	2,875,740
67,375		Pennsylvania REIT	1,476,860
72,859		Pennymac Mortgage Investment Trust	1,293,976
69,500		Physicians Realty Trust	1,114,780
42,819		Potlatch Corp	1,499,093
21,712		Preferred Apartment Communities, Inc	245,997
20,506		PS Business Parks, Inc	1,578,757
28,100		QTS Realty Trust, Inc	1,166,150
80,803		RAIT Investment Trust	423,408
77,193		Ramco-Gershenson Properties	1,307,649
10,771		Re/Max Holdings, Inc	407,359
82,219		Redwood Trust, Inc	1,274,395
130,650		Resource Capital Corp	467,727
94,615		Retail Opportunities Investment Corp	1,622,647
54,038		Rexford Industrial Realty, Inc	787,334
129,890		RLJ Lodging Trust	3,874,619
35,729		Rouse Properties, Inc	628,830
42,496		Ryman Hospitality Properties	2,429,921
58,316		Sabra Healthcare REIT, Inc	1,594,943
11,205		Saul Centers, Inc	581,315
61,858		Select Income REIT	1,241,490
35,469		Silver Bay Realty Trust Corp	574,952
35,045		Sovran Self Storage, Inc	3,336,634
63,476	*,e	St. Joe Co	1,031,485
63,467		STAG Industrial, Inc	1,246,492
40,921		Starwood Waypoint Residential Trust	1,001,746
32,751		STORE Capital Corp	687,771
270,616	*	Strategic Hotels & Resorts, Inc	3,699,321
85,107		Summit Hotel Properties, Inc	1,160,008
46,075		Sun Communities, Inc	3,202,673
205,410		Sunstone Hotel Investors, Inc	2,890,119
13,376	*	Tejon Ranch Co	331,992
42,494		Terreno Realty Corp	891,099
17,695		Trade Street Residential, Inc	124,042
23,702		UMH Properties, Inc	227,539
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,228		United Development Funding IV	$548,336
12,310		Universal Health Realty Income Trust	602,821
87,228		Urban Edge Properties	1,872,785
26,960		Urstadt Biddle Properties, Inc (Class A)	514,936
66,936		Washington REIT	1,796,562
40,897		Western Asset Mortgage Capital Corp	567,241
22,229		Whitestone REIT	287,421
109,679		Xenia Hotels & Resorts, Inc	2,273,646
		TOTAL REAL ESTATE	171,189,991

RETAILING - 4.5%
24,384	*	1-800-FLOWERS.COM, Inc (Class A)	242,621
68,597	e	Abercrombie & Fitch Co (Class A)	1,378,114
187,365		American Eagle Outfitters, Inc	3,325,729
8,046	*	America’s Car-Mart, Inc	372,208
45,360	*	Ann Taylor Stores Corp	2,075,220
25,764	*	Asbury Automotive Group, Inc	2,274,961
138,313	*	Ascena Retail Group, Inc	1,731,679
50,548	*	Barnes & Noble, Inc	1,328,907
30,027		Bebe Stores, Inc	55,250
17,760		Big 5 Sporting Goods Corp	195,538
53,419	e	Big Lots, Inc	2,306,632
11,975	*	Blue Nile, Inc	379,847
12,382	*	Boot Barn Holdings, Inc	391,271
27,769	e	Buckle, Inc	1,228,223
13,582	*	Build-A-Bear Workshop, Inc	237,006
75,214	*	Burlington Stores, Inc	4,139,779
42,710		Caleres, Inc	1,411,138
25,862		Cato Corp (Class A)	993,359
140,771		Chico’s FAS, Inc	2,142,535
20,109		Children’s Place Retail Stores, Inc	1,164,311
42,403	*	Christopher & Banks Corp	136,962
15,428	*	Citi Trends, Inc	367,341
27,369	*,e	Conn’s, Inc	944,778
15,469	*,e	Container Store Group, Inc	281,226
22,506		Core-Mark Holding Co, Inc	1,430,706
33,183	*	Destination XL Group, Inc	162,265
19,614	*,e	Etsy, Inc	408,756
57,760	*	EVINE Live, Inc	126,494
83,757	*	Express Parent LLC	1,594,733
13,392	*	Fenix Parts, Inc	122,403
44,921		Finish Line, Inc (Class A)	1,234,878
53,941	*,e	Five Below, Inc	1,988,805
41,371	*	Francesca’s Holdings Corp	503,071
36,194		Fred’s, Inc (Class A)	652,940
17,826	*	FTD Cos, Inc	519,271
23,449	*	Genesco, Inc	1,516,916
23,025		Group 1 Automotive, Inc	2,232,734
61,642	e	Guess?, Inc	1,349,343
19,812		Haverty Furniture Cos, Inc	439,430
24,711	*,e	Hibbett Sports, Inc	1,125,586
30,618		HSN, Inc	2,250,729
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,867		Kirkland’s, Inc	$460,132
16,071	*,e	Lands’ End, Inc	378,954
73,949	*	Liberty TripAdvisor Holdings, Inc	2,165,966
21,552		Lithia Motors, Inc (Class A)	2,579,559
27,676	*,e	Lumber Liquidators, Inc	534,147
24,891	*	MarineMax, Inc	449,531
20,184	*,e	Mattress Firm Holding Corp	1,248,380
46,198		Men’s Wearhouse, Inc	2,749,705
31,101		Monro Muffler, Inc	1,967,138
28,196		Nutri/System, Inc	847,290
110,791	*,e	Orbitz Worldwide, Inc	1,249,722
18,750	e	Outerwall, Inc	1,327,875
12,308	*	Overstock.com, Inc	260,437
25,493	*	Party City Holdco, Inc	525,666
53,609	*	PEP Boys - Manny Moe & Jack	635,267
19,786	e	PetMed Express, Inc	333,394
90,142	e	Pier 1 Imports, Inc	1,064,577
52,629		Rent-A-Center, Inc	1,409,931
31,861	*,e	Restoration Hardware Holdings, Inc	3,232,617
51,844	*	Select Comfort Corp	1,350,018
14,764		Shoe Carnival, Inc	417,969
36,669	*	Shutterfly, Inc	1,585,934
32,127		Sonic Automotive, Inc (Class A)	748,238
17,558	*,e	Sportsman’s Warehouse Holdings, Inc	205,253
31,143	e	Stage Stores, Inc	548,117
28,620		Stein Mart, Inc	291,638
10,728	*	Systemax, Inc	73,165
28,109	*,e	Tile Shop Holdings, Inc	401,397
10,913	*	Tilly’s, Inc	98,763
105,615	e	Travelport Worldwide Ltd	1,346,591
43,429	*	Tuesday Morning Corp	407,364
29,096	*	Vitamin Shoppe, Inc	1,069,569
18,328	*	VOXX International Corp (Class A)	146,624
20,147	*,e	Wayfair, Inc	751,685
17,573	*	West Marine, Inc	159,563
2,170		Winmark Corp	219,951
65,524	*,e	zulily, Inc	865,572
22,032	*	Zumiez, Inc	575,035
		TOTAL RETAILING	81,446,429

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
40,359	*	Advanced Energy Industries, Inc	1,057,002
630,371	*,e	Advanced Micro Devices, Inc	1,216,616
24,661	*,e	Alpha & Omega Semiconductor Ltd	193,589
31,003	*,e	Ambarella, Inc	3,592,318
100,771	*	Amkor Technology, Inc	444,400
78,351	*,e	Applied Micro Circuits Corp	486,560
114,808	*	Axcelis Technologies, Inc	338,684
65,818		Brooks Automation, Inc	694,380
24,292	*	Cabot Microelectronics Corp	1,101,399
13,374	*	Cascade Microtech, Inc	199,406
54,578	*	Cavium Networks, Inc	3,700,388
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,232	*	Ceva, Inc	$378,945
16	*,m	China Energy Savings Technology, Inc	0
63,481	*	Cirrus Logic, Inc	2,095,508
24,765		Cohu, Inc	245,421
37,020	*	Diodes, Inc	821,474
20,670	*	DSP Group, Inc	180,449
136,715	*	Entegris, Inc	2,025,433
39,003	*	Exar Corp	306,954
113,550	*	Fairchild Semiconductor International, Inc	1,710,063
56,508	*	Formfactor, Inc	408,553
37,365	*	Inphi Corp	849,306
141,063	*	Integrated Device Technology, Inc	2,695,714
31,405		Integrated Silicon Solution, Inc	688,712
128,559		Intersil Corp (Class A)	1,430,862
24,815		IXYS Corp	259,565
68,467	*	Kopin Corp	204,032
114,367	*	Lattice Semiconductor Corp	562,686
22,971	*,e	MA-COM Technology Solutions	774,352
72,816	*	Mattson Technology, Inc	208,254
50,487	*	MaxLinear, Inc	549,298
50,793		Micrel, Inc	708,562
93,522	*	Microsemi Corp	3,080,615
52,038		MKS Instruments, Inc	1,847,349
38,536		Monolithic Power Systems, Inc	1,992,697
23,076	*	Nanometrics, Inc	315,680
27,311	*	NeoPhotonics Corp Ltd	241,975
4,803		NVE Corp	286,739
56,645	*	Omnivision Technologies, Inc	1,383,271
26,317	*	PDF Solutions, Inc	368,701
21,035		Pericom Semiconductor Corp	251,789
65,322	*	Photronics, Inc	538,906
172,190	*	PMC - Sierra, Inc	1,172,614
30,313		Power Integrations, Inc	1,174,932
113,388	*	Rambus, Inc	1,484,249
31,230	*	Rudolph Technologies, Inc	350,401
65,071	*	Semtech Corp	1,144,599
34,576	*	Sigma Designs, Inc	358,553
41,644	*	Silicon Laboratories, Inc	1,873,564
51,290		Tessera Technologies, Inc	1,777,711
32,683	*	Ultra Clean Holdings	247,737
26,957	*	Ultratech, Inc	429,155
39,531	*	Veeco Instruments, Inc	1,023,062
55,509	*	Xcerra Corp	348,874
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	51,822,058

SOFTWARE & SERVICES - 9.4%
10,176	*,e	6D Global Technologies, Inc	45,792
36,452	*	A10 Networks, Inc	237,303
114,871	*	ACI Worldwide, Inc	2,718,997
39,588	*	Actua Corp	583,131
76,736	*	Acxiom Corp	1,374,342
16,648	*,e	Amber Road, Inc	98,223
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,391	*	American Software, Inc (Class A)	$224,885
42,743	*,e	Angie’s List, Inc	213,715
4,727	*,e	Apigee Corp	38,052
83,865	*	Aspen Technology, Inc	3,721,929
40,417	*	AVG Technologies NV	1,161,585
67,576	*	Bankrate, Inc	616,293
7,878	*	Barracuda Networks, Inc	216,172
59,500	*,e	Bazaarvoice, Inc	335,580
7,688	*,e	Benefitfocus, Inc	286,301
45,839		Blackbaud, Inc	2,803,513
53,648	*	Blackhawk Network Holdings, Inc	2,464,053
39,857	*	Blucora, Inc	564,774
39,880	*	Bottomline Technologies, Inc	1,095,105
12,585	*,e	Box, Inc	205,513
31,734	*	Brightcove, Inc	173,585
28,788	*	BroadSoft, Inc	1,005,277
23,580	*	CACI International, Inc (Class A)	1,936,625
54,779	*	Callidus Software, Inc	909,331
17,791	*	Carbonite, Inc	212,425
43,926	*	Cardtronics, Inc	1,628,337
18,583	*,e	Care.com, Inc	111,498
11,341		Cass Information Systems, Inc	596,537
21,208	*	ChannelAdvisor Corp	213,989
77,067	*	Ciber, Inc	255,092
31,482	*,e	Cimpress NV	2,031,533
841	*,e	Code Rebel Corp	5,837
44,118	*	Commvault Systems, Inc	1,653,101
33,636	*	comScore, Inc	1,967,706
22,155	*	Comverse, Inc	449,082
31,613	*	Constant Contact, Inc	816,880
96,407		Convergys Corp	2,420,780
53,315	*	Cornerstone OnDemand, Inc	1,922,539
61,733	*,e	Coupons.com, Inc	600,662
31,942		CSG Systems International, Inc	993,396
22,954	*	Cvent, Inc	617,922
28,193	*	Cyan, Inc	160,700
20,219	*	Datalink Corp	137,085
54,400	*	DealerTrack Holdings, Inc	3,376,608
33,185	*	Demandware, Inc	2,507,459
42,638	*	DHI Group, Inc	339,825
7,483	e	Digimarc Corp	297,374
47,454	*,e	Digital Turbine, Inc	115,313
100,625		EarthLink Holdings Corp	738,588
26,154	e	Ebix, Inc	810,512
28,816	*	Ellie Mae, Inc	2,260,615
58,654	*,e	Endurance International Group Holdings, Inc	1,185,397
26,484	*,e	EnerNOC, Inc	217,963
35,010	*	Envestnet, Inc	1,585,603
46,741	*	EPAM Systems, Inc	3,463,976
31,782		EPIQ Systems, Inc	525,992
5,465	*	ePlus, Inc	420,313
51,207	*	Euronet Worldwide, Inc	3,507,680
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

64,630		EVERTEC, Inc	$1,216,337
20,583	*	Everyday Health, Inc	244,320
32,674	*	ExlService Holdings, Inc	1,266,771
30,403		Fair Isaac Corp	2,757,248
23,015	*	Five9, Inc	108,401
37,446	*,e	FleetMatics Group plc	1,792,540
12,050		Forrester Research, Inc	376,924
27,423	*	Gigamon, Inc	737,130
64,178	*	Global Cash Access, Inc	324,099
14,812	*	Globant S.A.	471,022
120,650	*,e	Glu Mobile, Inc	707,612
54,827	*,e	Gogo, Inc	999,496
74,716	*	GrubHub, Inc	2,369,244
23,830	*	GTT Communications, Inc	553,571
18,586	*,e	Guidance Software, Inc	187,161
69,226	*	Guidewire Software, Inc	4,087,795
23,423		Hackett Group, Inc	299,814
35,745		Heartland Payment Systems, Inc	2,226,914
7,285	*,e	Hortonworks, Inc	176,734
18,802	*,e	HubSpot, Inc	1,014,368
25,958	*	Imperva, Inc	1,705,441
55,267	*	Infoblox, Inc	1,298,775
18,441	*,e	Interactive Intelligence, Inc	764,564
54,269	*	Internap Network Services Corp	499,818
45,978		j2 Global, Inc	3,236,851
45,109	*	Jive Software, Inc	212,914
25,815	*	Knot, Inc	382,836
59,233	*	Limelight Networks, Inc	223,308
61,565	*	Lionbridge Technologies	362,002
24,779	*,e	Liquidity Services, Inc	222,515
55,081	*	Liveperson, Inc	529,328
24,022	*	LogMeIn, Inc	1,767,539
17,795	*	Luxoft Holding, Inc	1,116,814
70,912	*	Manhattan Associates, Inc	4,596,516
23,335		Mantech International Corp (Class A)	695,616
31,255		Marchex, Inc (Class B)	143,773
29,240	*	Marin Software, Inc	163,452
33,927	*,e	Marketo, Inc	1,031,720
63,302		MAXIMUS, Inc	4,317,829
6,333	*,e	MaxPoint Interactive, Inc	56,174
97,542		Mentor Graphics Corp	2,544,871
9,061	*	MicroStrategy, Inc (Class A)	1,847,085
104,595	*,e	Millennial Media, Inc	179,903
37,621	*,e	MobileIron, Inc	215,192
20,384	*	Model N, Inc	231,562
35,712	*,e	ModusLink Global Solutions, Inc	116,064
28,615	*	MoneyGram International, Inc	291,873
41,607		Monotype Imaging Holdings, Inc	1,037,263
90,465	*,e	Monster Worldwide, Inc	637,778
90,030	*	Netscout Systems, Inc	3,590,396
54,823	*,e	NeuStar, Inc (Class A)	1,692,386
5,567	*	New Relic, Inc	193,732
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

63,920		NIC, Inc	$1,153,117
25,440	*,e	OPOWER, Inc	255,672
10,334	*,e	Park City Group, Inc	135,479
31,738	*	Paycom Software, Inc	1,015,616
15,126	*	Paylocity Holding Corp	543,326
34,892		Pegasystems, Inc	945,224
35,004	*	Perficient, Inc	568,115
11,782	*,e	PFSweb, Inc	148,689
53,031	*	Progress Software Corp	1,573,960
37,326	*	Proofpoint, Inc	2,414,992
23,264	*	PROS Holdings, Inc	508,784
19,012	*	Q2 Holdings, Inc	516,936
9,874		QAD, Inc (Class A)	263,537
89,789	*	QLIK Technologies, Inc	3,632,863
24,909	*	Qualys, Inc	920,637
34,576	*	QuinStreet, Inc	201,232
21,714	*	RealNetworks, Inc	101,622
55,187	*	RealPage, Inc	1,059,590
8,341		Reis, Inc	204,021
37,244	*	RetailMeNot, Inc	564,247
20,099	*,e	Rocket Fuel, Inc	153,154
87,258	*	Rovi Corp	958,965
25,016	*	Rubicon Project, Inc	436,029
23,257	e	Sapiens International Corp NV	249,548
43,453		Science Applications International Corp	2,332,557
26,858	*	Sciquest, Inc	319,342
32,419	*	Seachange International, Inc	223,367
57,465	*	ServiceSource International LLC	304,565
19,229	*,e	Shutterstock, Inc	1,027,405
35,655	*,e	Silver Spring Networks, Inc	399,336
16,283	*	SPS Commerce, Inc	1,174,818
13,921	*	Stamps.com, Inc	954,981
38,163	*	Sykes Enterprises, Inc	930,414
38,213	*	Synchronoss Technologies, Inc	1,826,581
31,533	*	Syntel, Inc	1,377,677
39,161	*	TA Indigo Holding Corp	444,869
83,418	*	Take-Two Interactive Software, Inc	2,634,340
38,022	*	Tangoe, Inc	419,002
18,841	*	TechTarget, Inc	163,163
48,794	*	TeleCommunication Systems, Inc (Class A)	179,074
28,892	*	TeleNav, Inc	202,244
16,394		TeleTech Holdings, Inc	444,769
19,230	*,e	Textura Corp	557,670
94,668	*	TiVo, Inc	942,893
7,507	*	Travelzoo, Inc	67,113
49,976	*,e	TrueCar, Inc	325,844
13,518	*	TubeMogul, Inc	191,009
32,389	*	Tyler Technologies, Inc	4,519,561
49,932	*	Unisys Corp	792,421
14,227	*	United Online, Inc	197,755
8,703	*,e	Varonis Systems, Inc	180,935
29,509	*,e	Vasco Data Security International	601,689
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

58,683	*	Verint Systems, Inc	$3,416,524
44,279	*,e	VirnetX Holding Corp	205,012
28,901	*	Virtusa Corp	1,385,514
36,860	*	WebMD Health Corp (Class A)	1,606,359
43,761	*	Website Pros, Inc	1,089,211
18,222	*,e	Wix.com Ltd	510,216
7,011	*	Workiva, Inc	102,291
31,693	*	Xoom Corp	787,571
17,484	*	Yodlee, Inc	219,599
53,523	*	Zendesk, Inc	1,104,179
56,021	*	Zix Corp	273,382
		TOTAL SOFTWARE & SERVICES	171,962,393

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
51,975		Adtran, Inc	857,587
22,655	*,e	Aerohive Networks, Inc	175,576
15,013	*	Agilysys, Inc	127,160
14,194		Alliance Fiber Optic Products, Inc	284,874
27,894		Anixter International, Inc	1,846,862
15,253	*,e	Applied Optoelectronics, Inc	296,671
31,524	*,e	Avid Technology, Inc	386,484
45,226		AVX Corp	609,194
14,225		Badger Meter, Inc	836,714
9,564		Bel Fuse, Inc (Class B)	211,173
41,600		Belden CDT, Inc	2,463,968
51,061	*	Benchmark Electronics, Inc	1,126,406
13,636		Black Box Corp	213,540
35,292	*,e	CalAmp Corp	603,846
43,314	*	Calix Networks, Inc	365,137
41,018		Checkpoint Systems, Inc	358,497
115,766	*	Ciena Corp	2,946,245
10,845	*,e	Clearfield, Inc	213,430
23,226	*	Coherent, Inc	1,345,947
15,632		Comtech Telecommunications Corp	450,358
20,292	*,e	Control4 Corp	168,424
39,917	*	Cray, Inc	1,035,447
32,766		CTS Corp	615,673
36,739		Daktronics, Inc	419,927
63,192		Diebold, Inc	2,151,688
24,046	*	Digi International, Inc	243,345
61,208	*	Dot Hill Systems Corp	386,835
17,639	*	DTS, Inc	502,535
21,022	*,e	Eastman Kodak Co	286,530
11,875		Electro Rent Corp	119,344
45,703	*	Electronics for Imaging, Inc	2,088,627
24,144	*	EMCORE Corp	149,451
101,739	*	Extreme Networks, Inc	236,034
34,526	*	Fabrinet	640,803
16,942	*	FARO Technologies, Inc	743,584
40,851		FEI Co	3,511,960
102,759	*	Finisar Corp	1,789,034
33,593	*	GSI Group, Inc	476,013
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

86,866	*	Harmonic, Inc	$522,065
51,183	*	II-VI, Inc	870,111
33,579	*,e	Imation Corp	137,674
27,393	*	Immersion Corp	375,832
122,815	*,e	Infinera Corp	2,940,191
37,787	*	Insight Enterprises, Inc	1,019,871
35,175		InterDigital, Inc	1,901,912
76,838	*,e	InvenSense, Inc	1,006,578
38,676	*	Itron, Inc	1,246,527
59,314	*	Ixia	782,945
28,451	*	Kimball Electronics, Inc	381,528
86,052	*,e	Knowles Corp	1,639,291
16,067	*	KVH Industries, Inc	197,303
22,009		Littelfuse, Inc	2,024,828
33,392	*	Mercury Computer Systems, Inc	470,493
2,814	e	Mesa Laboratories, Inc	291,362
38,340		Methode Electronics, Inc	1,028,662
15,749		MTS Systems Corp	1,017,543
9,272	*	Multi-Fineline Electronix, Inc	165,598
33,799	*	Netgear, Inc	1,131,928
39,077	*	Newport Corp	618,980
50,251	*,e	Nimble Storage, Inc	1,387,933
36,678	*	Novatel Wireless, Inc	90,595
98,029	*,e	Oclaro, Inc	225,467
19,328	*	OSI Systems, Inc	1,356,439
20,087		Park Electrochemical Corp	354,736
9,596		PC Connection, Inc	212,935
38,292		Plantronics, Inc	2,223,999
32,779	*	Plexus Corp	1,250,191
131,643	*	Polycom, Inc	1,498,097
85,067	*	QLogic Corp	754,544
209,644	*	Quantum Corp	222,223
40,892	*	RealD, Inc	513,195
27,502	*	Rofin-Sinar Technologies, Inc	685,900
18,170	*	Rogers Corp	1,016,975
73,335	*	Ruckus Wireless, Inc	904,220
80,598	*	Sanmina Corp	1,778,798
27,926	*	Scansource, Inc	1,056,441
63,337	*	ShoreTel, Inc	449,059
34,136	*,e	Silicon Graphics International Corp	174,435
51,488	*	Sonus Networks, Inc	415,508
50,371	*,e	Stratasys Ltd	1,547,901
35,991	*	Super Micro Computer, Inc	959,880
36,515	*	Synaptics, Inc	2,898,561
28,048		SYNNEX Corp	2,121,270
36,080	*	Tech Data Corp	2,104,546
57,840	*	TTM Technologies, Inc	528,079
30,361	e	Ubiquiti Networks, Inc	978,231
37,522	*	Universal Display Corp	1,790,175
41,924	*,e	Viasat, Inc	2,599,288
87,069	*,e	Violin Memory, Inc	205,483
133,557		Vishay Intertechnology, Inc	1,533,234
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,081	*	Vishay Precision Group, Inc	$168,651
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	85,063,134

TELECOMMUNICATION SERVICES - 0.8%
85,994	*	8x8, Inc	749,008
9,992		Atlantic Tele-Network, Inc	706,834
35,687	*	Boingo Wireless, Inc	347,234
211,103	*	Cincinnati Bell, Inc	825,413
45,178		Cogent Communications Group, Inc	1,436,209
49,252	e	Consolidated Communications Holdings, Inc	981,592
20,369	*	Fairpoint Communications, Inc	338,533
34,532	*	General Communication, Inc (Class A)	635,389
475,841	*,e	Globalstar, Inc	984,991
10,932	*	Hawaiian Telcom Holdco, Inc	272,207
16,347		IDT Corp (Class B)	278,226
59,820	*	inContact, Inc	555,129
33,235		Inteliquent, Inc	604,877
27,375	*,e	Intelsat S.A.	260,336
80,350	*,e	Iridium Communications, Inc	596,197
22,137		Lumos Networks Corp	309,032
16,690	*	NTELOS Holdings Corp	106,649
57,661	*	Orbcomm, Inc	355,192
12,678	*,e	Pacific DataVision, Inc	370,705
45,377	*	Premiere Global Services, Inc	489,618
52,242	*	RingCentral, Inc	1,029,167
24,281		Shenandoah Telecom Co	834,781
20,651		Spok Holdings, Inc	345,491
9,110	*,e	Straight Path Communications, Inc	214,723
68	*,m	Touch America Holdings, Inc	0
181,561	*	Vonage Holdings Corp	1,160,175
102,001	e	Windstream Holdings, Inc	494,705
		TOTAL TELECOMMUNICATION SERVICES	15,282,413

TRANSPORTATION - 1.8%
51,328	*	Air Transport Services Group, Inc	531,245
12,909		Allegiant Travel Co	2,746,132
25,630		Arkansas Best Corp	847,071
24,398	*	Atlas Air Worldwide Holdings, Inc	1,199,162
26,683	*	Celadon Group, Inc	579,021
56,198		Con-Way, Inc	2,179,920
11,427	*	Covenant Transportation Group, Inc	269,791
21,729	*	Eagle Bulk Shipping, Inc	187,739
28,944	*	Echo Global Logistics, Inc	934,891
31,774		Forward Air Corp	1,542,628
54,676	*,e	Golden Ocean Group Ltd (Oslo)	212,690
47,527	*	Hawaiian Holdings, Inc	1,032,286
52,720		Heartland Express, Inc	1,124,518
37,089	*	Hub Group, Inc (Class A)	1,562,560
61,355		Knight Transportation, Inc	1,659,039
24,395		Marten Transport Ltd	473,019
42,395		Matson, Inc	1,756,001
79,459		Navios Maritime Holdings, Inc	293,998
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,157	*	PAM Transportation Services, Inc	$166,058
8,589		Park-Ohio Holdings Corp	385,732
27,965	*	Quality Distribution, Inc	444,923
26,493	*	Radiant Logistics, Inc	168,231
49,597	*	Republic Airways Holdings, Inc	249,969
27,977	*	Roadrunner Transportation Services Holdings, Inc	732,438
20,067		Safe Bulkers, Inc	69,030
24,857	*	Saia, Inc	1,079,291
300,871	*,e	Scorpio Bulkers, Inc	544,576
50,422		Skywest, Inc	834,988
87,071	*	Swift Transportation Co, Inc	2,074,031
18,824	*,e	Ultrapetrol Bahamas Ltd	14,769
8,612		Universal Truckload Services, Inc	181,972
9,571	*	USA Truck, Inc	187,209
90,508	*	UTI Worldwide, Inc	760,267
25,381	*,e	Virgin America, Inc	846,203
43,292		Werner Enterprises, Inc	1,222,566
61,179	*	Wesco Aircraft Holdings, Inc	880,366
68,250	*,e	XPO Logistics, Inc	2,958,637
32,486	*	YRC Worldwide, Inc	626,980
		TOTAL TRANSPORTATION	33,559,947

UTILITIES - 3.4%
48,014	e	Abengoa Yield plc	1,218,595
48,086		Allete, Inc	2,322,073
36,839		American States Water Co	1,420,143
9,160		Artesian Resources Corp	197,581
119,644	e	Atlantic Power Corp	297,913
60,707		Avista Corp	2,004,545
43,716		Black Hills Corp	1,821,209
46,688		California Water Service Group	1,005,193
14,512		Chesapeake Utilities Corp	746,207
57,633		Cleco Corp	3,136,964
10,866		Connecticut Water Service, Inc	369,879
14,359	e	Consolidated Water Co, Inc	173,744
125,811	*	Dynegy, Inc	3,277,376
39,375		El Paso Electric Co	1,434,431
42,530		Empire District Electric Co	978,615
12,088	e	Genie Energy Ltd	125,111
49,112		Idacorp, Inc	3,050,346
42,251		Laclede Group, Inc	2,286,202
36,542		MGE Energy, Inc	1,449,987
18,365		Middlesex Water Co	417,620
83,443		New Jersey Resources Corp	2,411,503
29,107		Northwest Natural Gas Co	1,260,042
45,892		NorthWestern Corp	2,470,825
33,615	e	NRG Yield, Inc (Class A)	662,552
59,502	e	NRG Yield, Inc (Class C)	1,147,794
51,291		ONE Gas, Inc	2,309,634
36,398	e	Ormat Technologies, Inc	1,480,671
38,927		Otter Tail Corp	1,008,988
51,002	e	Pattern Energy Group, Inc	1,245,979
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

77,570		Piedmont Natural Gas Co, Inc	$2,948,436
78,669		PNM Resources, Inc	2,075,288
77,130		Portland General Electric Co	2,777,451
15,647		SJW Corp	467,063
66,722		South Jersey Industries, Inc	1,617,341
45,695		Southwest Gas Corp	2,574,456
2,797		Spark Energy, Inc	44,388
81,665	*	Talen Energy Corp	1,284,590
55,205		UIL Holdings Corp	2,646,528
13,231		Unitil Corp	470,362
20,056	*,e	Vivint Solar, Inc	306,055
47,098		WGL Holdings, Inc	2,632,778
14,285		York Water Co	304,842
		TOTAL UTILITIES	61,881,300

		TOTAL COMMON STOCKS	1,825,804,500
		(Cost $1,402,312,215)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
16,387	e,m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	m	Forest Laboratories, Inc CVR	7,909
6,861	m	Furiex Pharmaceuticals, Inc	67,032
5,149	m	Omthera Pharmaceuticals, Inc	3,089
34,794	e,m	Trius Therapeutics, Inc	4,523
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	82,553

SOFTWARE & SERVICES - 0.0%
17,421	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
55,538	m	Leap Wireless International, Inc	139,956
		TOTAL TELECOMMUNICATION SERVICES	139,956

		TOTAL RIGHTS / WARRANTS	222,509
		(Cost $207,423)

SHORT-TERM INVESTMENTS - 14.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 14.0%
255,786,864	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	255,786,864
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	255,786,864
		TOTAL SHORT-TERM INVESTMENTS	255,786,864
		(Cost $255,786,864)

		TOTAL INVESTMENTS - 113.6%	2,081,813,873
		(Cost $1,658,306,502)
		OTHER ASSETS & LIABILITIES, NET - (13.6)%	(249,429,028)
		NET ASSETS - 100.0%	$1,832,384,845
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $248,323,487.
m	Indicates a security that has been deemed illiquid.
251

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2015

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

CORPORATE BONDS - 0.0%

INDIA - 0.0%
INR	5,540,150		NTPC Ltd	8.490%	03/25/25	$88,479
			TOTAL INDIA			88,479

			TOTAL CORPORATE BONDS (Cost $90,376)			88,479

SHARES			COMPANY

COMMON STOCKS - 99.5%

BRAZIL - 6.5%
	25,358		AES Tiete S.A.			135,531
	1,359,051		AMBEV S.A.			7,724,158
	30,400	*	B2W Companhia Global Do Varejo			159,815
	206,396		Banco Bradesco S.A.			1,667,347
	718,396		Banco Bradesco S.A. (Preference)			5,723,753
	239,786		Banco do Brasil S.A.			1,544,205
	44,068		Banco do Estado do Rio Grande do Sul			127,289
	871,179		Banco Itau Holding Financeira S.A.			7,653,460
	102,739		Banco Santander Brasil S.A.			480,096
	196,200		BB Seguridade Participacoes S.A.			1,847,997
	516,474		BM&F Bovespa S.A.			1,574,786
	119,900		BR Malls Participacoes S.A.			449,982
	40,115		Braskem S.A.			146,919
	189,356		BRF S.A.			3,974,654
	73,992		Centrais Eletricas Brasileiras S.A. (Preference)			184,551
	65,141		CETIP S.A.-Balcao Organizado de Ativos e Derivativos			674,630
	46,957		Cia Brasileira de Distribuicao Grupo Pao de Acucar			1,028,571
	244,556		Cia de Concessoes Rodoviarias			1,087,090
	94,800		Cia de Saneamento Basico do Estado de Sao Paulo			483,697
	212,491		Cia Energetica de Minas Gerais			585,848
	55,720		Cia Energetica de Sao Paulo (Class B)			311,314
	25,195		Cia Paranaense de Energia			259,606
	172,530		Cia Siderurgica Nacional S.A.			218,185
	244,666		Cielo S.A.			3,124,825
	59,836		Cosan SA Industria e Comercio			363,495
	43,185		CPFL Energia S.A.			243,171
	68,905		Cyrela Brazil Realty S.A.			187,157
	47,328		EcoRodovias Infraestrutura e Logistica S.A.			95,929
	59,900		EDP - Energias do Brasil S.A.			228,302
	190,279		Empresa Brasileira de Aeronautica S.A.			1,328,193
	83,500		Estacio Participacoes S.A.			346,296
	69,263		Fibria Celulose S.A.			921,228
252

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

239,575		Gerdau S.A. (Preference)	$412,825
102,482	*	Hypermarcas S.A.	606,401
196,464		JBS S.A.	884,216
111,120		Klabin S.A.	688,993
402,396		Kroton Educacional S.A.	1,128,230
38,091		Localiza Rent A Car	312,609
38,175		Lojas Americanas S.A.	148,845
131,221		Lojas Americanas S.A.(Preference)	660,714
35,430		Lojas Renner S.A.	1,126,761
9,100		M Dias Branco S.A.	205,444
20,400		Multiplan Empreendimentos Imobiliarios S.A.	277,942
52,092		Natura Cosmeticos S.A.	387,349
82,453		Odontoprev S.A.	267,784
88,446	*	Oi S.A. (Preference)	125,025
940,072	*	Petroleo Brasileiro S.A.	3,179,379
1,238,346	*	Petroleo Brasileiro S.A. (Preference)	3,797,553
23,781		Porto Seguro S.A.	270,388
64,300		Qualicorp S.A.	382,162
58,600		Raia Drogasil S.A.	744,662
78,720		Satipel Industrial S.A.	160,017
105,845		Souza Cruz S.A.	750,880
38,405		Sul America SA	193,822
99,900		Suzano Papel e Celulose S.A.	489,879
98,621		Telefonica Brasil S.A.	1,299,892
240,166		Tim Participacoes S.A.	658,642
35,200		Totvus S.A.	360,435
42,300		Tractebel Energia S.A.	447,838
28,500		Transmissora Alianca de Energia Eletrica S.A.	174,382
118,980		Ultrapar Participacoes S.A.	2,441,836
127,217		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	146,019
368,000		Vale S.A.	1,920,636
558,273		Vale S.A. (Preference)	2,388,674
37,000		Via Varejo S.A.	93,474
155,840		Weg S.A.	855,676
		TOTAL BRAZIL	72,871,464

CHILE - 1.2%
491,917		AES Gener S.A.	263,200
795,163		Aguas Andinas S.A.	420,364
5,865,399		Banco de Chile	627,951
7,019		Banco de Credito e Inversiones	308,859
17,385,114		Banco Santander Chile S.A.	875,702
388,947		Centros Comerciales Sudamericanos S.A.	834,628
39,877		Cia Cervecerias Unidas S.A.	421,080
1,840,066		Colbun S.A.	491,212
35,298,761		CorpBanca S.A.	360,003
75,287		Embotelladora Andina S.A.	213,912
952,256		Empresa Nacional de Electricidad S.A.	1,298,667
35,162		Empresa Nacional de Telecomunicaciones S.A.	363,344
347,129		Empresas CMPC S.A.	925,077
176,710		Empresas COPEC S.A.	1,768,044
5,556,103		Enersis S.A.	1,673,424
253

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

87,032	*	Lan Airlines S.A.	$547,626
149,977		SACI Falabella	976,185
26,182		Sociedad Quimica y Minera de Chile S.A. (Class B)	356,689
151,286		Sonda S.A.	278,316
106,834		Vina Concha y Toro S.A.	169,854
		TOTAL CHILE	13,174,137

CHINA - 21.6%
228,500	e	AAC Technologies Holdings, Inc	1,295,406
7,280,000		Agricultural Bank of China	3,284,038
526,000		Air China Ltd	527,627
716,000	*,e	Alibaba Health Information Technology Ltd	663,171
1,242,000	*,e	Aluminum Corp of China Ltd	429,041
387,500		Anhui Conch Cement Co Ltd	1,203,588
315,000		Anta Sports Products Ltd	807,441
660,000		AviChina Industry & Technology Co	552,350
23,303,000		Bank of China Ltd	12,733,626
2,653,500		Bank of Communications Co Ltd	2,332,314
453,500		BBMG Corp	347,892
474,000		Beijing Capital International Airport Co Ltd	487,973
162,000		Beijing Enterprises Holdings Ltd	1,192,064
1,340,000		Beijing Enterprises Water Group Ltd	1,000,238
944,000		Brilliance China Automotive Holdings Ltd	1,250,458
193,000	e	Byd Co Ltd	852,326
2,064,000		CGN Power Co Ltd	907,180
783,700	*,e	China Agri-Industries Holdings Ltd	341,266
2,724,000	*	China Cinda Asset Management Co Ltd	1,214,922
2,584,600	*	China Citic Bank	1,842,316
1,288,000	e	China Coal Energy Co	628,397
1,296,000		China Communications Construction Co Ltd	1,663,500
808,400		China Communications Services Corp Ltd	366,013
224,000		China Conch Venture Holdings Ltd	461,369
24,555,350		China Construction Bank	20,031,417
1,085,000		China Everbright Bank Co Ltd	604,209
767,000		China Everbright International Ltd	1,178,370
276,000		China Everbright Ltd	668,890
1,002,000		China Galaxy Securities Co Ltd	903,040
2,035,000	e	China Huishan Dairy Holdings Co Ltd	615,668
472,224	*	China Insurance International Holdings Co Ltd	1,408,436
165,900		China International Marine Containers Group Co Ltd	351,930
2,175,000		China Life Insurance Co Ltd	8,011,075
1,002,000		China Longyuan Power Group Corp	1,146,682
343,000		China Medical System Holdings Ltd	455,723
421,000		China Mengniu Dairy Co Ltd	1,903,442
1,355,500		China Merchants Bank Co Ltd	3,501,499
357,268		China Merchants Holdings International Co Ltd	1,305,956
1,861,300		China Minsheng Banking Corp Ltd	2,092,500
1,779,000		China Mobile Hong Kong Ltd	23,288,545
910,000		China National Building Material Co Ltd	688,563
586,000	e	China Oilfield Services Ltd	717,396
1,170,000		China Overseas Land & Investment Ltd	3,684,512
784,200		China Pacific Insurance Group Co Ltd	3,287,365
254

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

954,000		China Power International Development Ltd	$675,343
619,000		China Railway Construction Corp	802,629
1,185,000		China Railway Group Ltd	1,010,707
390,677	e	China Resources Enterprise	1,264,815
280,000	e	China Resources Gas Group Ltd	853,622
821,555		China Resources Land Ltd	2,301,829
584,000		China Resources Power Holdings Co	1,500,037
1,099,500		China Shenhua Energy Co Ltd	2,088,481
1,285,000	*,e	China Shipping Container Lines Co Ltd	402,568
514,000	*,e	China Southern Airlines Co Ltd	507,985
570,000		China State Construction International Holdings Ltd	885,845
4,186,000		China Telecom Corp Ltd	2,340,964
1,806,000		China Unicom Ltd	2,534,709
415,200	e	China Vanke Co Ltd	986,333
270,600		Chongqing Changan Automobile Co Ltd	574,568
794,000	*	Chongqing Rural Commercial Bank	567,808
708,000		Citic Pacific Ltd	1,267,961
612,000	e	CITIC Securities Co Ltd	1,672,721
5,530,000		CNOOC Ltd	6,786,072
932,000	*,e	COSCO Holdings	475,794
567,158		COSCO Pacific Ltd	740,200
1,783,675	e	Country Garden Holdings Co Ltd	698,997
1,293,050	*,e	CRRC Corp Ltd	1,629,031
1,306,000		CSPC Pharmaceutical Group Ltd	1,195,502
92,700		Dalian Wanda Commercial Properties Co Ltd	672,025
890,000		Datang International Power Generation Co Ltd	384,506
844,000		Dongfeng Motor Group Co Ltd	970,856
232,000		ENN Energy Holdings Ltd	1,539,631
1,603,000	e	Evergrande Real Estate Group	1,061,123
566,000	e	Far East Horizon Ltd	527,520
543,500		Fosun International	1,143,590
1,010,000	e	Franshion Properties China Ltd	326,728
1,670,000	e	Geely Automobile Holdings Ltd	701,177
257,000	*,e	GF Securities Co Ltd	498,309
3,705,668	e	GOME Electrical Appliances Holdings Ltd	642,283
296,000		Great Wall Motor Co Ltd	978,008
888,000		Guangdong Investments Ltd	1,204,184
698,000		Guangzhou Automobile Group Co Ltd	558,624
311,600	*,e	Guangzhou R&F Properties Co Ltd	311,180
208,000		Haitian International Holdings Ltd	430,504
769,200		Haitong Securities Co Ltd	1,391,735
231,000		Hengan International Group Co Ltd	2,581,963
484,000		Huadian Power International Co	488,870
1,078,000		Huaneng Power International, Inc	1,306,321
1,258,000	e	Huaneng Renewables Corp Ltd	534,037
267,400	*	Huatai Securities Co Ltd	571,204
21,696,000		Industrial & Commercial Bank of China	14,904,889
461,017		Inner Mongolia Yitai Coal Co	473,910
444,000		Jiangsu Express	553,930
450,000		Jiangxi Copper Co Ltd	609,150
255,000	e	Kingsoft Corp Ltd	679,444
2,008,000	e	Lenovo Group Ltd	2,176,347
255

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

458,500	e	Longfor Properties Co Ltd	$654,700
419,500	*	Luye Pharma Group Ltd	438,315
236,000	*	New China Life Insurance Co Ltd	1,014,327
2,067,000		People’s Insurance Co Group of China Ltd	1,071,557
1,053,055		PICC Property & Casualty Co Ltd	2,191,090
1,521,000		Ping An Insurance Group Co of China Ltd	8,752,683
8,092,000	*,e	Semiconductor Manufacturing International	727,119
596,000		Shandong Weigao Group Medical Polymer Co Ltd	399,379
904,000	e	Shanghai Electric Group Co Ltd	558,090
129,000		Shanghai Fosun Pharmaceutical Group Co Ltd	382,325
154,000		Shanghai Industrial Holdings Ltd	452,827
213,400		Shanghai Pharmaceuticals Holding Co Ltd	505,401
177,000		Shenzhou International Group Holdings Ltd	929,610
1,135,149	e	Shui On Land Ltd	310,244
1,172,000	m	Sihuan Pharmaceutical Holdings	666,708
1,053,471		Sino-Ocean Land Holdings Ltd	722,073
403,000		Sinopec Engineering Group Co Ltd	329,849
1,190,000	*	Sinopec Shanghai Petrochemical Co Ltd	485,200
369,200		Sinopharm Group Co	1,417,477
576,000		Sinotrans Ltd	354,294
657,000	*	Soho China Ltd	413,324
781,500	e	Sun Art Retail Group Ltd	594,901
558,000	*,e	Sunac China Holdings Ltd	498,891
1,485,200		Tencent Holdings Ltd	27,670,220
620,000		Tingyi Cayman Islands Holding Corp	1,193,246
130,000	e	Tsingtao Brewery Co Ltd	692,836
1,873,000	e	Want Want China Holdings Ltd	1,940,480
326,400	e	Weichai Power Co Ltd	489,638
952,000	e	Yanzhou Coal Mining Co Ltd	542,875
2,154,160		Yuexiul Property Co Ltd	424,820
452,000		Zhejiang Expressway Co Ltd	520,181
153,500		Zhuzhou CSR Times Electric Co Ltd	1,040,651
1,884,000	e	Zijin Mining Group Co Ltd	503,400
226,464		ZTE Corp	503,533
		TOTAL CHINA	243,608,567

COLOMBIA - 0.5%
54,148		Almacenes Exito S.A.	400,469
22,276		Banco Davivienda S.A.	204,815
119,636		BanColombia S.A. (Preference)	1,149,004
99,023		Cementos Argos S.A.	339,360
16,784		Corp Financiera Colombiana S.A.	220,290
2,060,473		Ecopetrol S.A.	1,151,862
81,217		Grupo Argos S.A.	490,686
1,040,383		Grupo Aval Acciones y Valores	447,943
70,175		Grupo de Inversiones Suramericana S.A.	901,554
34,962		Grupo de Inversiones Suramericana S.A. (Preference)	444,309
77,656		Interconexion Electrica S.A.	190,904
138,058		Isagen S.A. ESP	140,455
		TOTAL COLOMBIA	6,081,651
256

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

CZECH REPUBLIC - 0.2%
47,735		CEZ AS	$1,155,279
4,688		Komercni Banka AS	1,048,115
		TOTAL CZECH REPUBLIC	2,203,394

EGYPT - 0.2%
243,020		Commercial International Bank	1,752,518
684,365	*	Orascom Telecom Holding SAE	225,856
270,573		Talaat Moustafa Group	283,773
		TOTAL EGYPT	2,262,147

GREECE - 0.3%
1,358,483	*	Alpha Bank S.A.	397,002
2,744,785	*	Eurobank Ergasias SA	351,299
10,570	*	Folli Follie S.A.	263,152
75,085	*	Hellenic Telecommunications Organization S.A.	622,693
31,848		JUMBO S.A.	231,230
487,228	*	National Bank of Greece S.A.	513,357
70,513		OPAP S.A.	559,266
13,868	*	Titan Cement Co S.A.	311,351
		TOTAL GREECE	3,249,350

HONG KONG - 0.8%
2,980,000	*,e	Alibaba Pictures Group Ltd	860,191
1,420,000		Belle International Holdings Ltd	1,476,329
594,000		China Gas Holdings Ltd	1,041,450
637,007		China Resources Cement Holdings Ltd	331,637
3,331,000	*,e	GCL Poly Energy Holdings Ltd	673,474
434,000	*,e	Goldin Properties Holdings Ltd	332,833
383,000	*	Haier Electronics Group Co Ltd	898,996
3,365,707	*,e,m	Hanergy Thin Film Power Group Ltd	217,078
776,000	*,e	New World China Land Ltd	477,988
530,000		Nine Dragons Paper Holdings Ltd	390,985
438,500		Shimao Property Holdings Ltd	784,075
936,000		Sino Biopharmaceutical	1,083,797
		TOTAL HONG KONG	8,568,833

HUNGARY - 0.2%
19,079		MOL Hungarian Oil and Gas plc	1,005,035
47,750	e	OTP Bank	978,561
29,973		Richter Gedeon Rt	481,557
		TOTAL HUNGARY	2,465,153

INDIA - 7.9%
70,304	*	Adani Transmissions Ltd	31,085
9,582		Aditya Birla Nuvo Ltd	328,390
192,471		Ambuja Cements Ltd	697,382
20,374		Apollo Hospitals Enterprise Ltd	432,014
85,741		Asian Paints Ltd	1,180,003
14,229		Associated Cement Co Ltd	307,699
73,636		Aurobindo Pharma Ltd	872,470
25,257		Bajaj Holdings and Investment Ltd	994,619
257

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

24,045		Bharat Forge Ltd	$430,240
169,447		Bharat Heavy Electricals	734,568
61,895		Bharat Petroleum Corp Ltd	894,755
345,400		Bharti Airtel Ltd	2,254,761
130,268		Bharti Infratel Ltd	909,484
1,952	*	Bosch Ltd	751,039
202,580		Cairn India Ltd	545,537
101,610		Cipla Ltd	1,123,061
253,155		Coal India Ltd	1,731,469
17,805		Container Corp Of India Ltd	455,912
135,656		Dabur India Ltd	620,333
9,032		Divi S Laboratories Ltd	276,091
58,318		DLF Ltd	104,654
34,120		Dr Reddy’s Laboratories Ltd	2,173,848
2,935		Eicher Motors Ltd	872,504
93,633		GAIL India Ltd	518,026
1,505		GlaxoSmithKline Consumer Healthcare Ltd	147,740
32,517		Godrej Consumer Products Ltd	696,750
144,249		HCL Technologies Ltd	2,245,799
15,522		Hero Honda Motors Ltd	648,746
319,143		Hindalco Industries Ltd	523,265
221,981		Hindustan Lever Ltd	3,188,254
426,553		Housing Development Finance Corp	8,912,005
312,109		ICICI Bank Ltd	1,477,014
300,526		Idea Cellular Ltd	811,787
532,798		Infosys Technologies Ltd	8,961,907
659,270	*	ITC Ltd	3,349,392
98,614	*	Jindal Steel & Power Ltd	121,896
22,926		JSW Steel Ltd	297,219
90,442		Larsen & Toubro Ltd	2,525,106
74,966		LIC Housing Finance Ltd	583,151
63,052		Lupin Ltd	1,668,696
78,673		Mahindra & Mahindra Financial Services Ltd	316,830
98,242		Mahindra & Mahindra Ltd	2,086,707
63,527		Marico Ltd	435,856
51,769		Motherson Sumi Systems Ltd	280,285
25,885	*,m	Motherson Sumi Systems Ltd (Temporary)	140,143
241,971		Mundra Port and Special Economic Zone Ltd	1,225,590
6,386		Nestle India Ltd	633,180
469,498		NTPC Ltd	988,655
62,761		Oil India Ltd	423,112
13,054	*	Piramal Healthcare Ltd	187,346
72,973		Power Finance Corp Ltd	279,938
241,553	*	Reliance Communication Ventures Ltd	265,304
408,687		Reliance Industries Ltd	6,384,356
81,835		Rural Electrification Corp Ltd	345,492
322,899	*	Sesa Sterlite Ltd	654,379
2,043	*	Shree Cement Ltd	363,919
39,327		Shriram Transport Finance Co Ltd	546,709
17,390		Siemens India Ltd	394,555
428,365		State Bank of India	1,802,172
244,135		Sun Pharmaceutical Industries Ltd	3,131,352
258

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

137,396		Tata Consultancy Services Ltd	$5,380,173
230,366	*	Tata Motors Ltd	1,377,873
310,368		Tata Power Co Ltd	331,021
81,452		Tata Steel Ltd	313,962
68,429		Tech Mahindra Ltd	566,380
10,322		Ultra Tech Cement Ltd	507,162
16,680		United Breweries Ltd	274,620
75,204		United Phosphorus Ltd	627,689
16,429	*	United Spirits Ltd	949,147
182,199		Wipro Ltd	1,619,754
129,221		ZEE Telefilms Ltd	803,016
		TOTAL INDIA	89,035,348

INDONESIA - 2.2%
6,031,600		Adaro Energy Tbk	262,942
3,167,400		Bank Rakyat Indonesia	2,339,987
278,000		Indofood CBP Sukses Makmur Tbk	252,790
98,700		PT Astra Agro Lestari Tbk	146,388
5,756,100		PT Astra International Tbk	2,826,544
3,514,400		PT Bank Central Asia Tbk	3,401,802
800,866		PT Bank Danamon Indonesia Tbk	248,631
2,675,471		PT Bank Mandiri Persero Tbk	1,878,378
1,974,293		PT Bank Negara Indonesia	693,904
1,643,000		PT Bumi Serpong Damai	217,086
1,987,800		PT Charoen Pokphand Indonesia Tbk	372,061
671,400	*	PT Excelcomindo Pratama	146,974
2,020,300		PT Global MediaCom Tbk	185,718
452,000	*	PT Golden Eagle Energy Tbk	56,135
139,400		PT Gudang Garam Tbk	509,772
446,300		PT Indocement Tunggal Prakarsa Tbk	659,693
1,300,500		PT Indofood Sukses Makmur Tbk	586,018
391,400		PT Jasa Marga Tbk	165,644
6,083,300		PT Kalbe Farma Tbk	784,005
5,234,200		PT Lippo Karawaci Tbk	446,623
631,900		PT Matahari Department Store Tbk	815,856
1,577,800		PT Media Nusantara Citra Tbk	238,337
3,132,200		PT Perusahaan Gas Negara Persero Tbk	925,274
917,400		PT Semen Gresik Persero Tbk	684,493
2,480,400		PT Summarecon Agung Tbk	318,674
1,725,800		PT Surya Citra Media Tbk	376,196
451,900		PT Tambang Batubara Bukit Asam Tbk	200,304
14,442,500		PT Telekomunikasi Indonesia Persero Tbk	3,134,329
427,300		PT Unilever Indonesia Tbk	1,263,548
451,500		PT United Tractors Tbk	673,489
445,000	*	Tower Bersama Infrastructure	275,574
		TOTAL INDONESIA	25,087,169

KOREA, REPUBLIC OF - 13.4%
9,107		Amorepacific Corp	3,210,567
2,404		Amorepacific Corp (Preference)	412,405
56,524		BS Financial Group, Inc	664,455
18,320	*,e	Celltrion, Inc	1,214,014
259

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

25,429	*	Cheil Communications, Inc	$416,405
7,639	*	Cheil Industries, Inc	1,084,062
2,167		CJ CheilJedang Corp	762,569
3,892		CJ Corp	1,019,224
7,888		Daelim Industrial Co	502,553
27,043	*	Daewoo Engineering & Construction Co Ltd	159,686
12,812		Daewoo International Corp	226,676
48,405		Daewoo Securities Co Ltd	601,221
7,735		Daum Communications	798,001
5,264		DC Chemical Co Ltd	436,387
44,317		DGB Financial Group Co Ltd	425,224
12,546		Dongbu Insurance Co Ltd	596,411
1,617	*	Doosan Corp	141,683
10,790		Doosan Heavy Industries and Construction Co Ltd	185,167
34,747	*	Doosan Infracore Co Ltd	226,198
5,978		E-Mart Co Ltd	1,221,873
5,311		GLOVIS Co Ltd	886,726
13,677	*	GS Engineering & Construction Corp	305,995
21,860		GS Holdings Corp	851,508
9,996		Halla Climate Control Corp	310,444
82,260		Hana Financial Group, Inc	2,052,504
21,642		Hankook Tire Co Ltd	751,404
1,464	*	Hanmi Pharm Co Ltd	503,578
2,776		Hanssem Co Ltd	705,815
29,619		Hanwha Chemical Corp	523,771
11,305		Hanwha Corp	459,503
4,300		Honam Petrochemical Corp	957,579
9,460		Hotel Shilla Co Ltd	1,017,405
168,113		Hynix Semiconductor, Inc	5,309,073
6,066		Hyosung Corp	740,111
4,418		Hyundai Department Store Co Ltd	557,966
15,220		Hyundai Development Co	915,122
22,123		Hyundai Engineering & Construction Co Ltd	650,734
11,894	*	Hyundai Heavy Industries	986,567
19,163		Hyundai Marine & Fire Insurance Co Ltd	520,210
24,158	*	Hyundai Merchant Marine Co Ltd	129,239
3,599	*	Hyundai Mipo Dockyard	166,658
19,913		Hyundai Mobis	3,632,857
44,498		Hyundai Motor Co	5,668,606
10,780		Hyundai Motor Co Ltd (2nd Preference)	949,081
6,852		Hyundai Motor Co Ltd (Preference)	611,063
19,540		Hyundai Steel Co	975,446
4,770		Hyundai Wia Corp	437,299
75,791		Industrial Bank of Korea	896,940
34,905		Kangwon Land, Inc	1,274,941
109,384		KB Financial Group, Inc	3,436,618
1,670		KCC Corp	698,121
6,324		KEPCO Plant Service & Engineering Co Ltd	635,021
77,390		Kia Motors Corp	2,902,991
11,603		Korea Aerospace Industries Ltd	970,375
73,475		Korea Electric Power Corp	3,176,980
1,592	*	Korea Express Co Ltd	234,040
260

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

7,473		Korea Gas Corp	$269,956
10,376		Korea Investment Holdings Co Ltd	553,539
3,879		Korea Kumho Petrochemical	201,012
57,492		Korea Life Insurance Co Ltd	409,459
2,272		Korea Zinc Co Ltd	959,951
10,203	*	Korean Air Lines Co Ltd	306,103
9,181	*	KT Corp	239,891
31,862		KT&G Corp	2,995,189
13,287		LG Chem Ltd	2,840,811
2,611		LG Chem Ltd (Preference)	408,212
27,427		LG Corp	1,361,554
31,642		LG Electronics, Inc	1,097,122
2,674		LG Household & Health Care Ltd	1,958,397
3,825		LG Innotek Co Ltd	267,967
60,110		LG Telecom Ltd	593,769
67,809		LG.Philips LCD Co Ltd	1,281,712
193		Lotte Confectionery Co Ltd	322,686
3,218		Lotte Shopping Co Ltd	693,494
4,356		LS Cable Ltd	146,271
3,673		LS Industrial Systems Co Ltd	164,269
6,108		Mirae Asset Securities Co Ltd	230,160
8,041		Naver Corp	3,596,591
4,442		NCsoft	833,011
990		Orion Corp	978,624
7,610		Pacific Corp	1,269,656
14,359	*	Paradise Co Ltd	290,430
20,189		POSCO	3,364,916
5,778		S1 Corp (Korea)	416,784
8,399		Samsung Card Co	277,699
36,381		Samsung Corp	1,759,744
16,896		Samsung Electro-Mechanics Co Ltd	783,579
31,743		Samsung Electronics Co Ltd	32,205,053
5,912		Samsung Electronics Co Ltd (Preference)	4,650,564
10,310		Samsung Fire & Marine Insurance Co Ltd	2,466,336
47,334		Samsung Heavy Industries Co Ltd	558,992
23,623		Samsung Life Insurance Co Ltd	2,159,519
15,781		Samsung SDI Co Ltd	1,158,789
9,071		Samsung SDS Co Ltd	2,267,097
16,073		Samsung Securities Co Ltd	724,154
121,594		Shinhan Financial Group Co Ltd	4,351,500
1,920		Shinsegae Co Ltd	341,348
5,679		SK C&C Co Ltd	1,490,393
20,439	*	SK Energy Co Ltd	1,745,366
6,348	m	SK Holdings Co Ltd	1,227,483
32,107		SK Networks Co Ltd	199,012
2,747		SK Telecom Co Ltd	589,544
17,112		S-Oil Corp	919,924
15,317		Woongjin Coway Co Ltd	1,278,689
91,516		Woori Bank	747,085
39,265		Woori Investment & Securities Co Ltd	365,107
2,179		Yuhan Corp	502,995
		TOTAL KOREA, REPUBLIC OF	150,928,580
261

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

MALAYSIA - 3.2%
250,700		AirAsia BHD	$89,149
268,100		Alliance Financial Group BHD	297,192
512,400		AMMB Holdings BHD	748,495
468,600		Astro Malaysia Holdings BHD	376,233
168,291		Berjaya Sports Toto BHD	146,523
37,500		British American Tobacco Malaysia BHD	663,465
645,400		Bumi Armada BHD	186,693
1,450,835		Bumiputra-Commerce Holdings BHD	2,040,039
956,896		Dialog Group BHD	402,174
1,038,700		Digi.Com BHD	1,466,848
377,000		Felda Global Ventures Holdings BHD	166,072
484,900		Gamuda BHD	611,117
644,175		Genting BHD	1,369,869
41,000		Genting Plantations BHD	111,492
128,420		Hong Leong Bank BHD	455,700
31,000		Hong Leong Credit BHD	128,437
683,400		IHH Healthcare BHD	1,074,431
439,400		IJM Corp BHD	782,443
824,700		IOI Corp BHD	914,297
400,833		IOI Properties Group Sdn BHD	200,206
120,600		Kuala Lumpur Kepong BHD	693,738
120,700		Lafarge Malayan Cement BHD	298,239
1,412,946		Malayan Banking BHD	3,396,751
204,976		Malaysia Airports Holdings BHD	317,767
507,900		Maxis BHD	885,474
287,000		MISC BHD	585,149
814,300		Petronas Chemicals Group BHD	1,364,490
132,300		Petronas Dagangan BHD	729,200
206,000		Petronas Gas BHD	1,189,301
124,700		PPB Group BHD	503,745
796,140		Public Bank BHD	3,955,199
883,400		Resorts World BHD	986,434
98,101		RHB Capital BHD	190,727
958,400		Sapurakencana Petroleum BHD	612,593
953,828		Sime Darby BHD	2,174,763
317,465		Telekom Malaysia BHD	543,802
974,550		Tenaga Nasional BHD	3,106,723
824,124		TM International BHD	1,371,630
156,200		UMW Holdings BHD	408,419
231,100		Westports Holdings BHD	242,309
975,000		YTL Corp BHD	402,798
233,969		YTL Power International BHD	96,054
		TOTAL MALAYSIA	36,286,180

MEXICO - 4.4%
796,650	e	Alfa S.A. de C.V. (Class A)	1,583,164
9,405,470	e	America Movil S.A. de C.V. (Series L)	9,147,166
3,679,934	*,e	Cemex S.A. de C.V.	3,135,795
154,660		Coca-Cola Femsa S.A. de C.V.	1,169,129
144,700	e	Controladora Comercial Mexicana S.A. de C.V.	423,974
262

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

58,000		El Puerto de Liverpool SAB de C.V.	$678,902
115,925		Embotelladoras Arca SAB de C.V.	697,672
706,700		Fibra Uno Administracion S.A. de C.V.	1,697,396
551,837		Fomento Economico Mexicano S.A. de C.V.	5,003,779
324,286	e	Gentera SAB de C.V.	557,702
50,900		Gruma SAB de C.V.	666,905
78,028		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	615,943
50,200	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	751,263
433,020	*,e	Grupo Bimbo S.A. de C.V. (Series A)	1,161,797
145,298		Grupo Carso S.A. de C.V. (Series A1)	659,646
87,300	e	Grupo Comercial Chedraui S.a. DE C.V.	244,034
728,087		Grupo Financiero Banorte S.A. de C.V.	3,831,918
641,132		Grupo Financiero Inbursa S.A.	1,455,554
498,400	e	Grupo Financiero Santander Mexico SAB de C.V.	886,216
175,900	e	Grupo Lala SAB de C.V.	406,985
1,050,756		Grupo Mexico S.A. de C.V. (Series B)	2,873,316
703,526		Grupo Televisa S.A.	4,908,636
43,932	e	Industrias Penoles S.A. de C.V.	666,839
445,942		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,034,281
305,696	e	Mexichem SAB de C.V.	895,317
210,700	*	OHL Mexico SAB de CV	344,312
70,600	*	Promotora y Operadora de Infraestructura SAB de C.V.	812,848
1,528,589		Wal-Mart de Mexico SAB de C.V.	3,713,202
		TOTAL MEXICO	50,023,691

PERU - 0.4%
60,122		Cia de Minas Buenaventura S.A. (ADR) (Series B)	428,069
18,972		Credicorp Ltd (NY)	2,502,407
42,296		Southern Copper Corp (NY)	1,178,366
		TOTAL PERU	4,108,842

PHILIPPINES - 1.3%
484,880		Aboitiz Equity Ventures, Inc	620,279
365,900		Aboitiz Power Corp	349,515
648,600		Alliance Global Group, Inc	320,364
63,908		Ayala Corp	1,090,094
2,044,800		Ayala Land, Inc	1,670,899
480,016		Banco de Oro Universal Bank	1,054,389
248,150		Bank of the Philippine Islands	514,991
1,012,200		DMCI Holdings, Inc	263,292
8,530		Globe Telecom, Inc	481,216
22,785		GT Capital Holdings, Inc	697,759
127,780		International Container Term Services, Inc	306,880
659,830		JG Summit Holdings (Series B)	1,045,975
132,480		Jollibee Foods Corp	550,115
3,331,900		Megaworld Corp	345,160
3,700,600		Metro Pacific Investments Corp	392,468
95,562		Metropolitan Bank & Trust	184,485
28,840		Philippine Long Distance Telephone Co	1,827,573
2,420,400		PNOC Energy Development Corp	379,173
43,380		SM Investments Corp	847,205
2,286,375		SM Prime Holdings	1,071,416
263

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

243,170		Universal Robina	$1,017,627
		TOTAL PHILIPPINES	15,030,875

POLAND - 1.4%
10,695	*	Alior Bank S.A.	245,354
5,795		Bank Handlowy w Warszawie S.A.	142,275
155,462	*	Bank Millennium S.A.	253,464
36,703		Bank Pekao S.A.	1,548,549
8,895	*	Bank Zachodni WBK S.A.	709,278
2,875	*	BRE Bank S.A.	288,149
4,636		CCC S.A.	237,047
45,713	*	Cyfrowy Polsat S.A.	279,818
55,446		Enea S.A.	216,663
45,941		Energa S.A.	247,836
21,701		Eurocash S.A.	249,426
254,984	*	Get Bank S.A.	81,793
63,330	*	Grupa Lotos S.A.	528,855
37,893		KGHM Polska Miedz S.A.	952,266
353		LPP S.A.	720,580
718,324		Polish Oil & Gas Co	1,197,091
243,652		Polska Grupa Energetyczna S.A.	1,144,690
105,361		Polski Koncern Naftowy Orlen S.A.	2,126,716
251,872	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,950,206
16,148		Powszechny Zaklad Ubezpieczen S.A.	1,847,424
95,708		Synthos S.A.	119,583
231,926		Tauron Polska Energia S.A.	233,047
169,868		Telekomunikacja Polska S.A.	366,054
11,390	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	256,359
		TOTAL POLAND	15,942,523

QATAR - 0.9%
34,886	*	Barwa Real Estate Co	477,525
23,623	*	Commercial Bank of Qatar QSC	351,628
38,165	*	Doha Bank QSC	554,821
194,152	*	Ezdan Holding Group QSC	934,537
13,486	*	Gulf International Services OSC	252,500
45,843	*	Industries Qatar QSC	1,702,311
107,746	*	Masraf Al Rayan	1,328,096
21,699	*	Ooredoo QSC	481,159
7,075	*	Qatar Electricity & Water Co	429,298
16,571	*	Qatar Insurance Co SAQ	446,643
19,449	*	Qatar Islamic Bank SAQ	583,764
50,587	*	Qatar National Bank	2,531,577
94,296	*	Vodafone Qatar	408,767
		TOTAL QATAR	10,482,626

RUSSIA - 3.6%
44,386		AFK Sistema (GDR)	376,837
1,801,049		Gazprom OAO (ADR)	8,279,831
158,895		LUKOIL (ADR)	6,543,066
69,340		Magnit OAO (GDR)	3,754,886
167,659		MMC Norilsk Nickel (ADR)	2,586,578
264

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

135,349		Mobile TeleSystems (ADR)	$1,109,862
27,625		NovaTek OAO (GDR)	2,745,070
413,995		Rosneft Oil Co (GDR)	1,588,456
35,519		Rostelecom (ADR)	293,387
347,233		RusHydro (ADR)	310,079
842,465		Sberbank of Russian Federation (ADR)	4,144,866
65,091		Severstal (GDR)	733,190
490,406		Surgutneftegaz (ADR)	2,755,050
73,744		Tatneft (GDR)	2,159,233
45,869	*	Uralkali (GDR)	605,596
831,176		VTB Bank OJSC (GDR)	1,952,564
		TOTAL RUSSIA	39,938,551

SOUTH AFRICA - 7.5%
331,683	*,m	African Bank Investments Ltd	262
29,596		African Rainbow Minerals Ltd	163,091
17,032	*	Anglo Platinum Ltd	354,419
127,597	*	AngloGold Ashanti Ltd	776,423
98,392		Aspen Pharmacare Holdings Ltd	2,881,186
88,375	e	Barclays Africa Group Ltd	1,299,237
60,383		Barloworld Ltd	428,400
93,860		Bidvest Group Ltd	2,279,159
90,185	*	Brait S.A.	1,091,039
7,386		Capitec Bank Holdings Ltd	271,928
67,652		Coronation Fund Managers Ltd	413,815
94,547		Discovery Holdings Ltd	1,013,057
81,015	e	Exxaro Resources Ltd	478,574
976,610		FirstRand Ltd	4,219,001
245,683		Gold Fields Ltd	671,166
120,662		Gold Reef Resorts Ltd	227,966
655,442		Growthpoint Properties Ltd	1,434,310
60,888		Hyprop Investments Ltd	623,885
169,696	*	Impala Platinum Holdings Ltd	609,065
54,375		Imperial Holdings Ltd	729,795
63,532		Investec Ltd	575,323
22,315	*,e	Kumba Iron Ore Ltd	190,905
25,215		Liberty Holdings Ltd	283,439
286,760		Life Healthcare Group Holdings Pte Ltd	846,127
28,630		Massmart Holdings Ltd	303,290
118,882		Mediclinic International Ltd	1,057,731
220,909		Metropolitan Holdings Ltd	514,280
31,036		Mondi Ltd	742,661
68,803		Mr Price Group Ltd	1,370,197
479,502	e	MTN Group Ltd	7,983,112
168,846		Nampak Ltd	425,039
114,253		Naspers Ltd (N Shares)	15,922,672
52,775	e	Nedbank Group Ltd	1,050,458
267,741		Network Healthcare Holdings Ltd	853,146
68,760	e	Pick’n Pay Stores Ltd	321,524
19,033		PSG Group Ltd	300,410
961,609		Redefine Properties Ltd	873,393
265

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

143,539		Remgro Ltd	$2,967,763
65,824		Resilient Property Income Fund Ltd	522,523
188,610		RMB Holdings Ltd	1,017,785
151,608		RMI Holdings	530,942
515,805		Sanlam Ltd	2,725,023
123,781	*	Sappi Ltd	406,463
174,705		Sasol Ltd	6,030,970
136,159		Shoprite Holdings Ltd	1,806,841
45,366	e	Spar Group Ltd	709,410
349,429		Standard Bank Group Ltd	4,196,342
656,393		Steinhoff International Holdings Ltd	3,968,583
61,196		Telkom S.A. Ltd	297,315
56,303	e	The Foschini Group Ltd	639,739
49,871		Tiger Brands Ltd	1,121,024
126,009	e	Truworths International Ltd	851,572
103,208		Vodacom Group Pty Ltd	1,193,229
280,152		Woolworths Holdings Ltd	2,194,398
		TOTAL SOUTH AFRICA	84,759,407

TAIWAN - 11.8%
891,912	*	Acer, Inc	370,105
1,774,372		Advanced Semiconductor Engineering, Inc	2,059,914
89,850		Advantech Co Ltd	605,931
743,512		Asia Cement Corp	815,476
721,000	*	Asia Pacific Telecom Co Ltd	244,434
209,500		Asustek Computer, Inc	1,893,332
2,404,000		AU Optronics Corp	772,445
40,000		Casetek Holdings Ltd	226,837
184,000		Catcher Technology Co Ltd	2,028,462
2,362,270		Cathay Financial Holding Co Ltd	3,818,115
274,518		Chailease Holding Co Ltd	573,678
1,141,413		Chang Hwa Commercial Bank	637,972
483,490		Cheng Shin Rubber Industry Co Ltd	933,872
143,453		Chicony Electronics Co Ltd	372,367
704,000	*	China Airlines	312,879
3,599,754		China Development Financial Holding Corp	1,185,378
841,807		China Life Insurance Co Ltd (Taiwan)	848,974
60,000		China Motor Corp	43,636
3,406,850		China Steel Corp	2,437,693
3,889,633		Chinatrust Financial Holding Co	2,820,911
1,164,600		Chunghwa Telecom Co Ltd	3,620,970
1,129,000		Compal Electronics, Inc	761,044
150,000		CTCI Corp	227,693
533,000		Delta Electronics, Inc	2,621,811
1,828,482		E.Sun Financial Holding Co Ltd	1,111,979
50,400		Eclat Textile Co Ltd	737,319
311,000		Epistar Corp	270,533
527,967	*	Eva Airways Corp	381,199
524,491	*	Evergreen Marine Corp Tawain Ltd	251,825
781,852		Far Eastern Textile Co Ltd	736,651
466,000		Far EasTone Telecommunications Co Ltd	1,090,775
73,000		Feng TAY Enterprise Co Ltd	408,476
2,312,648		First Financial Holding Co Ltd	1,246,786
266

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

935,270		Formosa Chemicals & Fibre Corp	$2,216,118
558,000		Formosa Petrochemical Corp	1,316,215
1,218,600	*	Formosa Plastics Corp	2,703,021
234,000		Formosa Taffeta Co Ltd	221,068
261,240		Foxconn Technology Co Ltd	793,463
1,920,812		Fubon Financial Holding Co Ltd	3,504,370
2,597,970	*	Fuhwa Financial Holdings Co Ltd	1,234,680
82,000		Giant Manufacturing Co Ltd	692,277
11,000		Hermes Microvision, Inc	548,602
211,500	*	High Tech Computer Corp	464,097
115,300		Highwealth Construction Corp	237,241
52,709		Hiwin Technologies Corp	326,710
3,851,153		Hon Hai Precision Industry Co, Ltd	11,075,269
69,000		Hotai Motor Co Ltd	884,946
1,585,167		Hua Nan Financial Holdings Co Ltd	900,455
2,416,061		InnoLux Display Corp	839,958
663,000	*	Inotera Memories, Inc	400,034
678,060		Inventec Co Ltd	385,925
85,000		Kinsus Interconnect Technology Corp	167,062
29,000		Largan Precision Co Ltd	2,946,331
634,946		Lite-On Technology Corp	697,941
432,961	*	MediaTek, Inc	4,551,357
2,881,655		Mega Financial Holding Co Ltd	2,462,701
60,000		Merida Industry Co Ltd	372,720
1,377,860		Nan Ya Plastics Corp	2,812,545
169,000		Novatek Microelectronics Corp Ltd	613,040
459,000		Pegatron Technology Corp	1,290,119
39,000		Phison Electronics Corp	280,606
578,000		Pou Chen Corp	821,003
166,000		Powertech Technology, Inc	311,288
175,000		President Chain Store Corp	1,272,752
788,000		Quanta Computer, Inc	1,525,624
117,814		Radiant Opto-Electronics Corp	351,002
127,085		Realtek Semiconductor Corp	249,971
181,735		Ruentex Development Co Ltd	230,023
148,730		Ruentex Industries Ltd	311,524
2,023,474		Shin Kong Financial Holding Co Ltd	592,460
818,000		Siliconware Precision Industries Co	928,857
78,490		Simplo Technology Co Ltd	323,039
2,516,323		SinoPac Financial Holdings Co Ltd	1,072,982
99,851		Standard Foods Corp	301,992
403,000		Synnex Technology International Corp	485,489
2,143,266		Taishin Financial Holdings Co Ltd	848,892
355,156	*	Taiwan Business Bank	103,553
1,032,914		Taiwan Cement Corp	1,118,245
1,836,162		Taiwan Cooperative Financial Holding	921,569
248,000		Taiwan Fertilizer Co Ltd	363,500
242,129	*	Taiwan Glass Industrial Corp	109,428
488,200		Taiwan Mobile Co Ltd	1,614,543
7,069,000		Taiwan Semiconductor Manufacturing Co Ltd	30,891,592
532,000		Teco Electric and Machinery Co Ltd	417,835
82,626	*	TPK Holding Co Ltd	282,609
267

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

47,000		Transcend Information, Inc	$140,042
73,000		U-Ming Marine Transport Corp	93,623
1,350,548		Uni-President Enterprises Corp	2,376,235
3,461,000		United Microelectronics Corp	1,237,094
213,000		Vanguard International Semiconductor Corp	250,018
145,000		Wan Hai Lines Ltd	121,478
671,538		Wistron Corp	439,464
388,500		WPG Holdings Co Ltd	441,456
205,700	*	Yang Ming Marine Transport	70,767
255,000		Yulon Motor Co Ltd	248,858
72,127		Zhen Ding Technology Holding Ltd	223,749
		TOTAL TAIWAN	132,500,899

THAILAND - 2.1%
303,800		Advanced Info Service PCL (Foreign)	2,154,418
97,900		Airports of Thailand PCL (Foreign)	815,644
156,000		Bangkok Bank PCL (Foreign)	733,967
1,167,400	*	Bangkok Dusit Medical Services PCL	665,348
562,600		Banpu PCL (Foreign)	399,030
309,400		BEC World PCL (Foreign)	315,945
970,600		BTS Group Holdings PCL (Foreign)	271,310
79,300		Bumrungrad Hospital PCL (Foreign)	458,987
245,600		Central Pattana PCL (Foreign)	329,340
551,900		Charoen Pokphand Foods PCL	327,443
1,247,900		CP Seven Eleven PCL (Foreign)	1,698,828
59,000		Delta Electronics Thai PCL	134,847
372,900		Energy Absolute PCL (Foreign)	226,432
127,200		Glow Energy PCL (Foreign)	321,842
578,926		Home Product Center PCL (Foreign)	102,661
368,278		Indorama Ventures PCL (Foreign)	276,902
4,354,300		IRPC PCL (Foreign)	518,626
522,800		Kasikornbank PCL (Foreign)	2,645,291
1,010,050		Krung Thai Bank PCL (Foreign)	501,611
340,870		Minor International PCL (Foreign)	282,819
466,084		PTT Exploration & Production PCL (Foreign)	1,234,795
453,241		PTT Global Chemical PCL (Foreign)	793,913
321,100		PTT PCL (Foreign)	2,967,669
115,100		Siam Cement PCL (Foreign)	1,731,268
395,800		Siam Commercial Bank PCL (Foreign)	1,706,310
484,900		Thai Oil PCL (Foreign)	663,160
296,000		Thai Union Frozen Products PCL	158,729
3,120,700		TMB Bank PCL (Foreign)	207,218
2,298,746	*	True Corp PCL (Foreign)	704,333
		TOTAL THAILAND	23,348,686

TURKEY - 1.4%
623,384		Akbank TAS	1,664,243
62,877		Anadolu Efes Biracilik Ve Malt Sanayii AS	493,157
53,085		Arcelik AS	279,687
62,863		BIM Birlesik Magazalar AS	1,066,205
21,396		Coca-Cola Icecek AS	307,301
544,473		Emlak Konut Gayrimenkul Yatiri	509,686
268

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

155,983		Enka Insaat ve Sanayi AS	$282,251
390,431		Eregli Demir ve Celik Fabrikalari TAS	584,697
11,768		Ford Otomotiv Sanayi AS	139,701
274,235		Haci Omer Sabanci Holding AS	936,799
166,185		KOC Holding AS	737,061
126,310	*	Petkim Petrokimya Holding	189,299
38,412		TAV Havalimanlari Holding AS	291,819
25,177		Tofas Turk Otomobil Fabrik	164,901
50,018	*	Tupras Turkiye Petrol Rafine	1,299,591
143,666	*	Turk Hava Yollari	468,155
158,987		Turk Sise ve Cam Fabrikalari AS	179,578
114,226		Turk Telekomunikasyon AS	283,597
256,721		Turkcell Iletisim Hizmet AS	1,174,947
665,635		Turkiye Garanti Bankasi AS	1,963,389
176,665		Turkiye Halk Bankasi AS	768,711
443,403		Turkiye Is Bankasi (Series C)	862,235
227,268		Turkiye Vakiflar Bankasi Tao	342,048
36,506		Ulker Biskuvi Sanayi AS	202,877
238,577		Yapi ve Kredi Bankasi	327,167
		TOTAL TURKEY	15,519,102

UNITED ARAB EMIRATES - 0.8%
711,681	*	Abu Dhabi Commercial Bank PJSC	1,600,182
877,914	*	Aldar Properties PJSC	639,550
621,508	*	Arabtec Holding Co	402,210
45,208		DP World Ltd	1,028,482
557,713	*	Dubai Financial Market	292,554
264,904	*	Dubai Islamic Bank PJSC	539,714
475,000	*	Emaar Malls Group PJSC	419,650
988,880		Emaar Properties PJSC	2,120,072
252,582		First Gulf Bank PJSC	1,064,555
183,600	*	National Bank of Abu Dhabi PJSC	534,492
		TOTAL UNITED ARAB EMIRATES	8,641,461

UNITED STATES - 5.7%
507,800	e	iShares Core MSCI Emerging Markets ETF	22,795,142
1,105,000	e	iShares MSCI Emerging Markets	41,017,600
		TOTAL UNITED STATES	63,812,742

		TOTAL COMMON STOCKS	1,119,931,378
		(Cost $1,210,486,824)

PREFERRED STOCKS - 0.3%

BRAZIL - 0.3%
1,013,133		ITAUSA Investimentos Itau PR	2,485,526
		TOTAL BRAZIL	2,485,526
269

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	$673
		TOTAL PHILIPPINES	673

		TOTAL PREFERRED STOCKS	2,486,199
		(Cost $3,618,057)

SHORT-TERM INVESTMENTS - 8.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.1%
91,485,942	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	91,485,942
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	91,485,942
		TOTAL SHORT-TERM INVESTMENTS	91,485,942
		(Cost $91,485,942)

		TOTAL INVESTMENTS - 107.9%	1,213,991,998
		(Cost $1,305,681,199)
		OTHER ASSETS & LIABILITIES, NET - (7.9)%	(88,647,415)
		NET ASSETS - 100.0%	$1,125,344,583

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
INR Indian Rupee

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $87,138,743.
m	Indicates a security that has been deemed illiquid.
270

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2015

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$352,710,738	31.4%
INFORMATION TECHNOLOGY	186,374,766	16.6
CONSUMER DISCRETIONARY	95,803,582	8.6
CONSUMER STAPLES	91,096,824	8.1
ENERGY	83,799,159	7.4
TELECOMMUNICATION SERVICES	80,831,719	7.2
INDUSTRIALS	73,353,273	6.5
MATERIALS	71,331,956	6.3
UTILITIES	58,821,483	5.2
HEALTH CARE	28,382,556	2.5
SHORT-TERM INVESTMENTS	91,485,942	8.1
OTHER ASSETS & LIABILITIES, NET	(88,647,415)	(7.9)

NET ASSETS	$1,125,344,583	100.0%
271

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2015

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 6.7%
326,455		AGL Energy Ltd	$3,972,389
1,268,409		Alumina Ltd	1,371,707
586,939		Amcor Ltd	6,167,321
1,436,421		AMP Ltd	6,922,871
534,943		APA Group	3,539,487
284,581		Aristocrat Leisure Ltd	1,780,127
482,038		Asciano Group	2,861,473
780,985		AusNet Services	793,385
1,351,167		Australia & New Zealand Banking Group Ltd	32,223,246
95,411		Australian Stock Exchange Ltd	3,095,421
177,166		Bank of Queensland Ltd	1,776,759
223,472		Bendigo Bank Ltd	2,143,853
1,593,742		BHP Billiton Ltd	30,771,023
1,029,625		BHP Billiton plc	18,911,792
399,485		Boral Ltd	1,935,116
751,561		Brambles Ltd	5,961,645
130,760		Caltex Australia Ltd	3,293,985
53,846		CIMIC Group Ltd	934,155
280,442		Coca-Cola Amatil Ltd	1,898,543
27,289		Cochlear Ltd	1,818,579
801,259		Commonwealth Bank of Australia	51,163,842
226,993		Computershare Ltd	2,047,516
176,917		Crown Ltd	1,758,835
231,624		CSL Ltd	16,733,011
460,032		Dexus Property Group	2,610,601
1,623,141		Federation Centres	3,552,345
30,577	e	Flight Centre Ltd	794,293
785,172	e	Fortescue Metals Group Ltd	1,061,031
849,772		GPT Group (ASE)	2,856,394
267,656		Harvey Norman Holdings Ltd	870,598
597,247		Healthscope Ltd	1,192,974
206,428	e	Iluka Resources Ltd	1,184,896
847,083		Incitec Pivot Ltd	2,238,090
1,123,223		Insurance Australia Group Ltd	4,825,031
269,752		Lend Lease Corp Ltd	3,064,229
849,019		Macquarie Goodman Group	4,049,074
142,165		Macquarie Group Ltd	8,509,023
1,414,464	*	Medibank Pvt Ltd	2,158,089
1,770,140		Mirvac Group	2,438,673
1,296,939		National Australia Bank Ltd	32,914,928
374,198	*	Newcrest Mining Ltd	3,095,251
182,556	e	Orica Ltd	2,557,047
533,297		Origin Energy Ltd	4,412,822
131,300		Platinum Asset Mangement Ltd	725,867
272

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

276,492	*	Qantas Airways Ltd	$755,543
665,160		QBE Insurance Group Ltd	7,075,394
1,028,945		QR National Ltd	3,977,246
67,874		Ramsay Health Care Ltd	3,310,690
27,283	e	REA Group Ltd	862,377
473,372		Santos Ltd	2,552,258
2,598,771		Scentre Group	7,504,925
156,869	e	Seek Ltd	1,722,853
188,379		Sonic Healthcare Ltd	2,842,297
2,600,783	*	South32 Ltd	3,393,360
1,155,693		Stockland Trust Group	3,582,164
618,785		Suncorp-Metway Ltd	6,441,507
510,002		Sydney Airport	2,088,302
400,048		Tabcorp Holdings Ltd	1,413,459
672,126		Tattersall’s Ltd	1,951,937
2,102,506		Telstra Corp Ltd	9,955,541
134,221		TPG Telecom Ltd	932,373
983,664		Transurban Group	7,159,501
320,060		Treasury Wine Estates Ltd	1,344,921
560,041		Wesfarmers Ltd	17,334,158
965,556		Westfield Corp	7,061,906
1,540,746		Westpac Banking Corp	39,175,438
359,568		Woodside Petroleum Ltd	9,349,345
617,611	e	Woolworths Ltd	12,885,037
104,920	e	WorleyParsons Ltd	703,722
		TOTAL AUSTRALIA	444,363,591

AUSTRIA - 0.2%
38,285		Andritz AG.	2,135,282
136,823	*	Erste Bank der Oesterreichischen Sparkassen AG.	4,117,124
69,565	*,e,m	Immoeast AG.	0
72,205		OMV AG.	1,918,871
63,619	*,e	Raiffeisen International Bank Holding AG.	932,430
54,404		Voestalpine AG.	2,332,662
		TOTAL AUSTRIA	11,436,369

BELGIUM - 1.3%
107,049		Ageas	4,407,517
392,133		Anheuser-Busch InBev NV	46,852,705
71,069	*	Belgacom S.A.	2,679,035
34,830		Colruyt S.A.	1,690,990
50,251		Delhaize Group	4,549,725
39,075		Groupe Bruxelles Lambert S.A.	3,224,608
122,339		KBC Groep NV	8,530,737
28,504		Solvay S.A.	3,813,332
24,836	*	Telenet Group Holding NV	1,400,903
61,155		UCB S.A.	4,731,986
53,533		Umicore	2,343,475
		TOTAL BELGIUM	84,225,013
273

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHILE - 0.0%
190,221		Antofagasta plc	$1,679,639
		TOTAL CHILE	1,679,639

CHINA - 0.0%
943,000	e	Yangzijiang Shipbuilding	885,126
		TOTAL CHINA	885,126

DENMARK - 1.7%
1,980		AP Moller - Maersk AS (Class A)	3,272,608
3,509		AP Moller - Maersk AS (Class B)	5,977,889
52,075	e	Carlsberg AS (Class B)	4,537,056
53,752		Coloplast AS	3,878,583
341,329		Danske Bank AS	10,671,484
85,311		DSV AS	2,920,150
71,983		ISS A.S.	2,483,910
939,665		Novo Nordisk AS	55,455,692
116,856		Novozymes AS	6,108,240
56,356		Pandora AS	6,345,895
391,171		TDC AS	2,950,897
58,904	e	Tryg A.S.	1,186,775
111,830		Vestas Wind Systems AS	6,109,004
11,285	*,e	William Demant Holding	859,473
		TOTAL DENMARK	112,757,656

FINLAND - 0.8%
68,603		Elisa Oyj (Series A)	2,310,778
219,191		Fortum Oyj	3,848,714
162,230	e	Kone Oyj (Class B)	6,808,224
53,382	e	Metso Oyj	1,468,598
60,710	*,e	Neste Oil Oyj	1,691,451
1,798,128	*	Nokia Oyj	12,733,092
57,229		Nokian Renkaat Oyj	1,719,852
48,517	e	Orion Oyj (Class B)	2,025,478
216,483		Sampo Oyj (A Shares)	10,711,726
269,972	e	Stora Enso Oyj (R Shares)	2,541,825
262,303		UPM-Kymmene Oyj	4,845,196
71,070		Wartsila Oyj (B Shares)	3,264,163
		TOTAL FINLAND	53,969,097

FRANCE - 9.5%
101,879		Accor S.A.	4,994,463
14,119		Aeroports de Paris	1,693,277
168,846		Air Liquide	21,986,313
1,398,995	*	Alcatel S.A.	5,279,115
109,161	*,e	Alstom RGPT	3,205,984
31,883		Arkema	2,484,482
41,550		Atos Origin S.A.	3,157,231
957,161		AXA S.A.	25,207,040
515,841		BNP Paribas	33,554,058
423,352		Bollore	2,344,943
99,315		Bouygues S.A.	3,644,666
126,936		Bureau Veritas S.A.	2,965,735
75,098		Cap Gemini S.A.	7,174,217
274

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

270,292		Carrefour S.A.	$9,278,042
27,154		Casino Guichard Perrachon S.A.	2,015,222
26,982		Christian Dior S.A.	5,581,153
98,653		CNP Assurances	1,658,032
237,140		Compagnie de Saint-Gobain	11,235,054
498,638		Credit Agricole S.A.	7,845,878
61,476		Dassault Systemes S.A.	4,635,789
99,297		Edenred	2,474,991
125,593		Electricite de France	2,988,835
100,465		Essilor International S.A.	12,867,502
24,599		Eurazeo	1,598,577
289,752		European Aeronautic Defence and Space Co	20,568,174
78,979		Eutelsat Communications	2,407,000
15,334		Fonciere Des Regions	1,324,069
903,367		France Telecom S.A.	14,860,614
715,552	*	Gaz de France	13,722,489
16,004		Gecina S.A.	2,050,287
281,313		Groupe Danone	19,084,913
252,344		Groupe Eurotunnel S.A.	3,625,387
13,832		Hermes International	5,379,034
18,625		Icade	1,381,116
13,464		Iliad S.A.	3,194,698
16,084		Imerys S.A.	1,211,775
36,076	e	JC Decaux S.A.	1,380,545
81,884		Klepierre	3,725,608
57,590		Lagardere S.C.A.	1,722,320
129,526		Legrand S.A.	7,968,058
125,888		L’Oreal S.A.	23,530,080
135,804		LVMH Moet Hennessy Louis Vuitton S.A.	25,403,352
91,107		Michelin (C.G.D.E.) (Class B)	8,918,338
471,367		Natixis	3,459,468
49,439	*	Numericable SAS	2,695,545
102,748		Pernod-Ricard S.A.	12,290,436
213,742	*	Peugeot S.A.	4,275,639
36,530		PPR	7,034,796
91,107		Publicis Groupe S.A.	6,890,177
16,380		Remy Cointreau S.A.	1,165,530
95,351		Renault S.A.	8,777,795
137,758		Rexel S.A.	2,169,506
141,535		Safran S.A.	10,715,723
581,887		Sanofi-Aventis	62,722,246
274,562		Schneider Electric S.A.	19,152,953
77,281		SCOR	2,961,443
14,926		Societe BIC S.A.	2,556,409
353,651		Societe Generale	17,364,778
44,634		Sodexho Alliance S.A.	4,157,208
142,354		Suez Environnement S.A.	2,728,381
50,240		Technip S.A.	2,854,780
48,838		Thales S.A.	3,300,356
1,051,394		Total S.A.	51,878,888
48,194		Unibail-Rodamco	12,810,175
39,707		Valeo S.A.	5,292,027
275

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

70,462	e	Vallourec	$1,153,108
219,557		Veolia Environnement	4,904,041
229,690		Vinci S.A.	14,720,358
566,184		Vivendi Universal S.A.	14,877,532
14,463		Wendel	1,925,729
98,418		Zodiac S.A.	2,933,628
		TOTAL FRANCE	629,097,111

GERMANY - 8.8%
102,937		Adidas-Salomon AG.	8,423,569
222,871		Allianz AG.	36,509,063
19,939		Axel Springer AG.	1,117,502
450,348		BASF SE	38,916,635
405,371		Bayer AG.	59,863,760
162,545		Bayerische Motoren Werke AG.	16,299,313
27,233		Bayerische Motoren Werke AG. (Preference)	2,131,555
49,052		Beiersdorf AG.	4,190,976
74,185		Brenntag AG.	4,125,419
532,227	*	Commerzbank AG.	6,883,055
54,063		Continental AG.	12,086,486
472,811		Daimler AG. (Registered)	42,295,729
235,924		Deutsche Annington Immobilien SE	7,360,803
675,174		Deutsche Bank AG.	23,718,750
95,110		Deutsche Boerse AG.	8,639,897
115,885	*	Deutsche Lufthansa AG.	1,574,318
486,642		Deutsche Post AG.	14,708,889
1,546,924		Deutsche Telekom AG.	27,972,169
161,656		Deutsche Wohnen AG.	3,988,399
981,215		E.ON AG.	12,958,199
66,455	e	Evonik Industries AG.	2,663,204
18,362		Fraport AG. Frankfurt Airport Services Worldwide	1,205,598
105,391		Fresenius Medical Care AG.	8,623,314
183,962		Fresenius SE	12,729,425
36,436		Fuchs Petrolub AG. (Preference)	1,583,450
88,193		GEA Group AG.	3,731,957
27,587		Hannover Rueckversicherung AG.	2,928,792
68,214		HeidelbergCement AG.	5,195,226
50,394		Henkel KGaA	5,082,541
86,446		Henkel KGaA (Preference)	10,247,823
32,107		Hugo Boss AG.	3,871,345
547,274		Infineon Technologies AG.	6,138,898
95,112		K&S AG.	3,902,456
13,188	*	Kabel Deutschland Holding AG.	1,789,794
44,128		Lanxess AG.	2,548,288
90,329		Linde AG.	17,048,129
20,407		MAN AG.	2,127,857
62,794		Merck KGaA	6,390,182
81,322		Metro AG.	2,560,256
86,728		Muenchener Rueckver AG.	15,938,740
45,166		Osram Licht AG.	2,565,811
79,002		Porsche AG.	5,954,446
105,811		ProSiebenSat. Media AG.	5,409,403
276

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

22,528		RTL Group	$2,047,326
240,524		RWE AG.	5,009,303
478,854		SAP AG.	34,402,336
387,180		Siemens AG.	41,484,796
60,223		Symrise AG.	4,004,047
300,239	e	Telefonica Deutschland Holding AG.	1,862,115
186,286	e	ThyssenKrupp AG.	4,724,206
218,252		TUI AG. (DI)	3,749,058
59,306		United Internet AG.	2,931,225
18,767	e	Volkswagen AG.	3,795,915
79,781		Volkswagen AG. (Preference)	16,001,924
		TOTAL GERMANY	584,013,672

HONG KONG - 3.1%
5,966,200		AIA Group Ltd	38,807,358
115,700	e	ASM Pacific Technology	1,046,705
574,675		Bank of East Asia Ltd	2,327,377
1,772,000		BOC Hong Kong Holdings Ltd	7,137,327
569,000		Cathay Pacific Airways Ltd	1,344,880
305,000		Cheung Kong Infrastructure Holdings Ltd	2,652,176
1,340,836	*	Cheung Kong Property Holdings Ltd	11,173,201
1,336,336		CK Hutchison Holdings Ltd	19,835,877
904,000		CLP Holdings Ltd	7,677,238
1,103,750		First Pacific Co	884,440
1,138,000		Galaxy Entertainment Group Ltd	5,232,998
1,088,000		Hang Lung Properties Ltd	3,107,144
366,300		Hang Seng Bank Ltd	7,504,379
550,311	e	Henderson Land Development Co Ltd	3,631,122
1,237,640		HKT Trust and HKT Ltd	1,507,078
3,513,521		Hong Kong & China Gas Ltd	7,167,515
673,000		Hong Kong Electric Holdings Ltd	6,339,295
549,529		Hong Kong Exchanges and Clearing Ltd	14,882,774
304,792		Hysan Development Co Ltd	1,304,617
338,123		Kerry Properties Ltd	1,262,229
2,772,600	e	Li & Fung Ltd	2,144,772
1,103,991		Link REIT	6,490,437
735,553	e	MTR Corp	3,274,672
2,562,613		New World Development Co Ltd	3,094,460
2,300,999	e	Noble Group Ltd	763,638
811,261		NWS Holdings Ltd	1,219,417
2,153,937		PCCW Ltd	1,288,982
1,193,600		Sands China Ltd	5,267,682
612,192		Shangri-La Asia Ltd	789,189
1,479,546		Sino Land Co	2,295,713
1,008,000	e	SJM Holdings Ltd	1,167,367
837,186		Sun Hung Kai Properties Ltd	12,846,471
298,500		Swire Pacific Ltd (Class A)	3,822,837
590,600		Swire Properties Ltd	1,898,983
659,000		Techtronic Industries Co	2,320,706
2,819,500	*	WH Group Ltd	1,805,962
685,762		Wharf Holdings Ltd	4,347,817
439,000		Wheelock & Co Ltd	2,271,453
277

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

356,000		Yue Yuen Industrial Holdings	$1,157,231
		TOTAL HONG KONG	203,093,519

IRELAND - 0.8%
13,502,788	*	Bank of Ireland	5,670,958
400,090		CRH plc	11,833,368
67,097	*,m	Irish Bank Resolution Corp Ltd	0
221,670		James Hardie Industries NV	3,065,657
76,297		Kerry Group plc (Class A)	5,797,830
41,178		Ryanair Holdings plc	564,749
8,828		Ryanair Holdings plc (ADR)	654,243
289,896		Shire Ltd	25,770,653
		TOTAL IRELAND	53,357,458

ISRAEL - 0.6%
17,747		Azrieli Group	736,788
524,488		Bank Hapoalim Ltd	2,916,182
735,257	*	Bank Leumi Le-Israel	3,206,612
906,126		Bezeq Israeli Telecommunication Corp Ltd	1,671,116
2,524		Delek Group Ltd	745,385
231,931		Israel Chemicals Ltd	1,605,025
1,371		Israel Corp Ltd	483,655
85,641		Mizrahi Tefahot Bank Ltd	1,098,759
31,186		Nice Systems Ltd	2,002,277
420,128		Teva Pharmaceutical Industries Ltd	28,824,990
		TOTAL ISRAEL	43,290,789

ITALY - 2.2%
561,626		Assicurazioni Generali S.p.A.	11,068,103
198,185		Autostrade S.p.A.	5,292,365
6,170,547		Banca Intesa S.p.A.	23,757,411
483,085		Banca Intesa S.p.A. RSP	1,612,437
1,351,830	*,e	Banca Monte dei Paschi di Siena S.p.A	2,686,398
439,940		Banche Popolari Unite Scpa	3,568,235
176,786	*	Banco Popolare SC	3,060,881
932,989		Enel Green Power S.p.A	1,938,073
3,441,344		Enel S.p.A.	16,170,699
1,268,407		ENI S.p.A.	22,197,899
50,800		Exor S.p.A.	2,556,020
205,294	*	Finmeccanica S.p.A.	2,958,112
480,337		Fondiaria-Sai S.p.A	1,248,166
87,024		Luxottica Group S.p.A.	6,310,704
285,495		Mediobanca S.p.A.	3,111,326
122,927		Pirelli & C S.p.A.	2,032,481
95,911		Prysmian S.p.A.	2,202,194
126,033	*,e	Saipem S.p.A.	1,099,859
1,016,236		Snam Rete Gas S.p.A.	5,000,756
2,940,423		Telecom Italia RSP	3,052,354
4,893,131	*	Telecom Italia S.p.A.	6,483,919
727,160		Terna Rete Elettrica Nazionale S.p.A.	3,391,384
2,349,800		UniCredit S.p.A	15,582,202
		TOTAL ITALY	146,381,978
278

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

JAPAN - 22.2%
12,700	e	ABC-Mart, Inc	$762,536
190,400	*,e	Acom Co Ltd	904,326
82,800	e	Advantest Corp	723,679
315,300	e	Aeon Co Ltd	4,818,022
53,800	e	AEON Financial Service Co Ltd	1,400,735
56,000		Aeon Mall Co Ltd	1,051,755
72,000		Air Water, Inc	1,248,991
92,400		Aisin Seiki Co Ltd	3,745,796
291,000		Ajinomoto Co, Inc	6,692,258
103,000		Alfresa Holdings Corp	1,724,966
581,000		All Nippon Airways Co Ltd	1,850,074
169,700		Amada Co Ltd	1,662,223
552,000		Aozora Bank Ltd	2,118,120
186,600		Asahi Breweries Ltd	6,253,707
480,000	e	Asahi Glass Co Ltd	2,812,209
615,000		Asahi Kasei Corp	4,671,719
75,700	e	Asics Corp	2,175,478
1,046,400		Astellas Pharma, Inc	15,750,329
175,000		Bank of Kyoto Ltd	2,063,454
544,000		Bank of Yokohama Ltd	3,456,599
32,500	e	Benesse Corp	876,474
317,200		Bridgestone Corp	11,956,834
113,700		Brother Industries Ltd	1,570,662
35,800		Calbee, Inc	1,595,183
523,600		Canon, Inc	16,752,645
100,400	e	Casio Computer Co Ltd	2,000,035
70,500		Central Japan Railway Co	12,333,392
343,000		Chiba Bank Ltd	2,733,006
89,000	e	Chiyoda Corp	717,160
310,700		Chubu Electric Power Co, Inc	5,270,553
109,258		Chugai Pharmaceutical Co Ltd	3,974,273
81,600		Chugoku Bank Ltd	1,274,597
148,100		Chugoku Electric Power Co, Inc	2,214,877
125,100	e	Citizen Watch Co Ltd	834,591
30,700	e	COLOPL, Inc	596,380
71,600		Credit Saison Co Ltd	1,584,640
266,000		Dai Nippon Printing Co Ltd	2,951,565
140,600		Daicel Chemical Industries Ltd	1,905,706
89,400	e	Daihatsu Motor Co Ltd	1,269,635
530,400		Dai-ichi Mutual Life Insurance Co	10,773,687
307,800		Daiichi Sankyo Co Ltd	6,302,871
114,300		Daikin Industries Ltd	7,386,935
75,400	e	Dainippon Sumitomo Pharma Co Ltd	901,647
34,700		Daito Trust Construction Co Ltd	3,664,430
290,500		Daiwa House Industry Co Ltd	7,225,372
806,000		Daiwa Securities Group, Inc	6,262,967
237,700		Denso Corp	11,781,795
105,400		Dentsu, Inc	5,964,734
56,800		Don Quijote Co Ltd	2,421,416
165,900		East Japan Railway Co	16,365,590
279

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

125,900		Eisai Co Ltd	$8,216,850
70,900		Electric Power Development Co	2,450,428
28,100		FamilyMart Co Ltd	1,358,015
99,700		Fanuc Ltd	16,628,605
26,700		Fast Retailing Co Ltd	13,208,413
257,000		Fuji Electric Holdings Co Ltd	1,062,502
288,100		Fuji Heavy Industries Ltd	10,644,578
225,600		Fujifilm Holdings Corp	8,947,005
910,000		Fujitsu Ltd	4,773,815
378,000		Fukuoka Financial Group, Inc	1,942,674
197,000	e	GungHo Online Entertainment Inc	653,752
170,000		Gunma Bank Ltd	1,263,352
211,000		Hachijuni Bank Ltd	1,637,504
110,200		Hakuhodo DY Holdings, Inc	1,231,277
67,400		Hamamatsu Photonics KK	1,752,818
542,000		Hankyu Hanshin Holdings, Inc	3,423,819
9,300		Hikari Tsushin, Inc	649,216
121,000		Hino Motors Ltd	1,565,873
14,900		Hirose Electric Co Ltd	1,777,367
242,000		Hiroshima Bank Ltd	1,418,201
27,300		Hisamitsu Pharmaceutical Co, Inc	992,439
46,700		Hitachi Chemical Co Ltd	825,795
50,900		Hitachi Construction Machinery Co Ltd	846,284
33,600		Hitachi High-Technologies Corp	783,151
2,356,000		Hitachi Ltd	15,264,014
102,000		Hitachi Metals Ltd	1,516,441
594,000		Hokuhoku Financial Group, Inc	1,402,403
92,200	e	Hokuriku Electric Power Co	1,417,331
797,600		Honda Motor Co Ltd	26,797,365
207,300		Hoya Corp	8,766,362
56,100		Ibiden Co Ltd	927,498
41,700		Idemitsu Kosan Co Ltd	766,484
78,100		Iida Group Holdings Co Ltd	1,370,850
463,700		Inpex Holdings, Inc	5,038,439
172,980		Isetan Mitsukoshi Holdings Ltd	3,146,753
669,000		Ishikawajima-Harima Heavy Industries Co Ltd	2,658,751
284,500		Isuzu Motors Ltd	3,938,114
800,900		Itochu Corp	9,804,483
21,000		Itochu Techno-Science Corp	490,308
128,800		Iyo Bank Ltd	1,637,564
116,300		J Front Retailing Co Ltd	2,184,917
60,800		Japan Airlines Co Ltd	2,293,925
20,900	e	Japan Airport Terminal Co Ltd	1,111,852
178,500	*,e	Japan Display, Inc	553,375
397		Japan Prime Realty Investment Corp	1,285,897
629		Japan Real Estate Investment Corp	2,820,872
1,172		Japan Retail Fund Investment Corp	2,297,384
549,400		Japan Tobacco, Inc	21,325,869
250,100		JFE Holdings, Inc	4,683,340
101,000		JGC Corp	1,724,891
344,000		Joyo Bank Ltd	2,034,574
89,600	e	JSR Corp	1,490,968
280

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

97,900		JTEKT Corp	$1,690,555
1,080,000		JX Holdings, Inc	4,603,796
408,000		Kajima Corp	2,025,298
71,000	e	Kakaku.com, Inc	1,128,558
103,000		Kamigumi Co Ltd	968,795
130,000		Kaneka Corp	937,944
375,300	*	Kansai Electric Power Co, Inc	5,088,798
110,000		Kansai Paint Co Ltd	1,790,508
245,600		Kao Corp	12,451,078
690,000		Kawasaki Heavy Industries Ltd	3,024,238
872,500		KDDI Corp	22,149,339
241,000	e	Keihan Electric Railway Co Ltd	1,573,999
242,000		Keihin Electric Express Railway Co Ltd	1,990,610
272,000		Keio Corp	2,263,014
135,000		Keisei Electric Railway Co Ltd	1,645,658
23,000		Keyence Corp	11,585,924
71,000		Kikkoman Corp	2,481,507
911,000		Kintetsu Corp	3,245,182
396,900		Kirin Brewery Co Ltd	6,102,705
1,493,000		Kobe Steel Ltd	2,309,369
50,200		Koito Manufacturing Co Ltd	1,972,156
454,500		Komatsu Ltd	8,398,678
46,000		Konami Corp	959,329
222,000		Konica Minolta Holdings, Inc	2,766,809
548,000		Kubota Corp	9,372,239
165,200		Kuraray Co Ltd	1,947,502
49,300		Kurita Water Industries Ltd	1,077,402
158,100		Kyocera Corp	8,140,492
117,000		Kyowa Hakko Kogyo Co Ltd	1,903,811
204,800	*,e	Kyushu Electric Power Co, Inc	2,902,104
31,300		Lawson, Inc	2,328,136
131,200	e	LIXIL Group Corp	2,630,303
25,400		Mabuchi Motor Co Ltd	1,519,835
57,400		Makita Corp	3,168,892
878,600		Marubeni Corp	4,882,817
113,400	e	Marui Co Ltd	1,585,521
22,900	e	Maruichi Steel Tube Ltd	590,027
1,075,700		Matsushita Electric Industrial Co Ltd	12,568,849
263,400		Mazda Motor Corp	5,166,745
39,300	e	McDonald’s Holdings Co Japan Ltd	836,964
75,900		Mediceo Paltac Holdings Co Ltd	1,351,396
30,600		MEIJI Holdings Co Ltd	4,346,186
168,000		Minebea Co Ltd	2,627,274
26,500		Miraca Holdings, Inc	1,219,722
651,600		Mitsubishi Chemical Holdings Corp	4,252,732
672,300		Mitsubishi Corp	14,506,076
942,000		Mitsubishi Electric Corp	10,117,307
619,000		Mitsubishi Estate Co Ltd	13,746,510
183,000		Mitsubishi Gas Chemical Co, Inc	1,015,160
1,479,000		Mitsubishi Heavy Industries Ltd	7,819,711
60,000		Mitsubishi Logistics Corp	871,747
539,000		Mitsubishi Materials Corp	1,951,216
281

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

308,299		Mitsubishi Motors Corp	$2,620,874
6,263,380		Mitsubishi UFJ Financial Group, Inc	45,579,147
233,300		Mitsubishi UFJ Lease & Finance Co Ltd	1,250,591
836,800		Mitsui & Co Ltd	10,857,641
394,000	e	Mitsui Chemicals, Inc	1,475,734
465,000		Mitsui Fudosan Co Ltd	13,227,098
565,000	e	Mitsui OSK Lines Ltd	1,694,534
246,200		Mitsui Sumitomo Insurance Group Holdings, Inc	7,753,406
1,604,000		Mitsui Trust Holdings, Inc	7,449,975
20,400	e	Mixi Inc	883,311
11,566,907		Mizuho Financial Group, Inc	25,221,751
99,200		Murata Manufacturing Co Ltd	14,696,718
59,400		Nabtesco Corp	1,304,358
428,000	e	Nagoya Railroad Co Ltd	1,607,113
84,100		Namco Bandai Holdings, Inc	1,864,184
1,264,000		NEC Corp	4,037,001
62,200		Nexon Co Ltd	851,694
126,000		NGK Insulators Ltd	3,229,345
87,288		NGK Spark Plug Co Ltd	2,310,675
77,800		NHK Spring Co Ltd	824,059
105,900		Nidec Corp	9,468,127
163,500	e	Nikon Corp	1,944,781
54,100		Nintendo Co Ltd	9,502,146
704		Nippon Building Fund, Inc	3,146,175
220,000		Nippon Electric Glass Co Ltd	1,067,505
397,000		Nippon Express Co Ltd	2,098,640
85,000		Nippon Meat Packers, Inc	2,065,965
74,000	e	Nippon Paint Co Ltd	2,121,002
686		Nippon ProLogis REIT, Inc	1,352,941
3,705,000		Nippon Steel Corp	8,751,474
367,100		Nippon Telegraph & Telephone Corp	14,138,022
785,000		Nippon Yusen Kabushiki Kaisha	2,145,866
1,211,900		Nissan Motor Co Ltd	11,530,652
99,800		Nisshin Seifun Group, Inc	1,430,392
29,900	e	Nissin Food Products Co Ltd	1,347,407
35,900		Nitori Co Ltd	3,218,424
80,800		Nitto Denko Corp	6,115,181
160,700		NKSJ Holdings, Inc	5,661,924
50,600		NOK Corp	1,482,131
1,769,500		Nomura Holdings, Inc	12,671,212
59,600		Nomura Real Estate Holdings, Inc	1,188,536
52,900		Nomura Research Institute Ltd	2,169,763
224,100		NSK Ltd	2,891,882
60,600		NTT Data Corp	2,895,410
763,400		NTT DoCoMo, Inc	16,119,446
54,600		NTT Urban Development Corp	536,637
307,000		Obayashi Corp	2,362,744
296,000	e	Odakyu Electric Railway Co Ltd	2,960,597
390,000		OJI Paper Co Ltd	1,705,201
124,500		Olympus Corp	4,763,796
98,200		Omron Corp	3,847,798
40,100		Ono Pharmaceutical Co Ltd	4,831,165
282

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

22,000		Oracle Corp Japan	$925,864
98,000		Oriental Land Co Ltd	6,215,777
645,500		ORIX Corp	9,640,947
898,000		Osaka Gas Co Ltd	3,590,702
133,600		Osaka Securities Exchange Co Ltd	4,650,354
24,400		Otsuka Corp	1,280,650
189,700		Otsuka Holdings KK	6,811,174
42,900		Park24 Co Ltd	780,035
456,500		Rakuten, Inc	7,335,967
72,700	e	Recruit Holdings Co Ltd	2,290,368
1,126,500		Resona Holdings, Inc	6,193,190
338,100		Ricoh Co Ltd	3,335,608
17,300		Rinnai Corp	1,222,945
47,000		Rohm Co Ltd	2,717,466
28,000		Sankyo Co Ltd	1,062,008
22,100	e	Sanrio Co Ltd	614,164
179,600		Santen Pharmaceutical Co Ltd	2,642,281
102,440		SBI Holdings, Inc	1,422,550
102,000		Secom Co Ltd	6,862,178
96,100		Sega Sammy Holdings, Inc	1,198,952
63,300		Seibu Holdings, Inc	1,448,992
136,100		Seiko Epson Corp	2,404,615
202,000		Sekisui Chemical Co Ltd	2,241,203
286,700		Sekisui House Ltd	4,258,991
366,200		Seven & I Holdings Co Ltd	16,896,961
287,100	e	Seven Bank Ltd	1,367,389
867,000	*,e	Sharp Corp	1,147,233
88,600	*	Shikoku Electric Power Co, Inc	1,490,982
120,000		Shimadzu Corp	1,786,349
10,500	e	Shimamura Co Ltd	1,083,384
38,200		Shimano, Inc	5,295,776
297,000		Shimizu Corp	2,604,674
206,900		Shin-Etsu Chemical Co Ltd	12,372,617
855,000		Shinsei Bank Ltd	1,867,965
145,600		Shionogi & Co Ltd	5,800,672
174,700		Shiseido Co Ltd	4,225,698
253,000		Shizuoka Bank Ltd	2,857,780
142,300		Shoei Co Ltd	1,407,432
88,600		Showa Shell Sekiyu KK	832,005
26,300		SMC Corp	6,662,285
477,300		Softbank Corp	26,382,346
99,500		So-net M3, Inc	2,344,663
607,300	*	Sony Corp	17,214,777
82,900		Sony Financial Holdings, Inc	1,584,713
69,400	e	Stanley Electric Co Ltd	1,481,529
785,009		Sumitomo Chemical Co Ltd	4,478,131
580,100		Sumitomo Corp	6,585,474
364,700		Sumitomo Electric Industries Ltd	5,439,380
266,000		Sumitomo Heavy Industries Ltd	1,342,517
251,000		Sumitomo Metal Mining Co Ltd	3,374,753
632,300		Sumitomo Mitsui Financial Group, Inc	28,512,929
175,000		Sumitomo Realty & Development Co Ltd	6,138,673
283

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

80,900	e	Sumitomo Rubber Industries, Inc	$1,218,999
71,700		Suntory Beverage & Food Ltd	3,028,761
88,200		Suruga Bank Ltd	1,893,920
41,900		Suzuken Co Ltd	1,482,552
176,600		Suzuki Motor Corp	6,147,799
70,900		Sysmex Corp	4,587,957
281,300		T&D Holdings, Inc	4,283,562
574,000		Taiheiyo Cement Corp	1,892,494
489,000		Taisei Corp	2,873,602
19,200		Taisho Pharmaceutical Holdings Co Ltd	1,288,312
72,800	e	Taiyo Nippon Sanso Corp	855,046
134,000		Takashimaya Co Ltd	1,281,862
394,500		Takeda Pharmaceutical Co Ltd	19,847,813
114,900		Tanabe Seiyaku Co Ltd	1,913,053
60,400		TDK Corp	4,223,440
453,000		Teijin Ltd	1,653,304
145,900		Terumo Corp	3,761,154
58,800		THK Co Ltd	1,139,094
526,000		Tobu Railway Co Ltd	2,528,962
54,400		Toho Co Ltd	1,287,062
194,000		Toho Gas Co Ltd	1,158,946
215,900		Tohoku Electric Power Co, Inc	3,165,752
338,700		Tokio Marine Holdings, Inc	14,104,506
753,800	*	Tokyo Electric Power Co, Inc	5,407,308
83,800		Tokyo Electron Ltd	4,626,260
1,128,000		Tokyo Gas Co Ltd	6,090,226
105,000		Tokyo Tatemono Co Ltd	1,469,303
564,000		Tokyu Corp	4,144,834
249,500		Tokyu Fudosan Holdings Corp	1,882,407
138,000		TonenGeneral Sekiyu KK	1,379,769
269,000		Toppan Printing Co Ltd	2,337,596
715,000		Toray Industries, Inc	5,689,518
1,962,000	*	Toshiba Corp	5,996,833
148,000	e	Toto Ltd	2,409,022
81,800		Toyo Seikan Kaisha Ltd	1,274,607
45,400		Toyo Suisan Kaisha Ltd	1,715,508
27,400		Toyoda Gosei Co Ltd	605,444
80,900		Toyota Industries Corp	4,478,297
1,338,400		Toyota Motor Corp	89,123,735
100,500		Toyota Tsusho Corp	2,547,516
49,500		Trend Micro, Inc	1,811,797
178,700		Uni-Charm Corp	4,290,142
1,288		United Urban Investment Corp	1,870,858
105,700		USS Co Ltd	1,856,054
79,800		West Japan Railway Co	5,726,949
703,200	e	Yahoo! Japan Corp	3,076,603
42,900	e	Yakult Honsha Co Ltd	2,846,685
353,900	e	Yamada Denki Co Ltd	1,352,303
94,000	e	Yamaguchi Financial Group, Inc	1,255,019
80,800		Yamaha Corp	1,901,699
126,800		Yamaha Motor Co Ltd	2,876,769
170,100		Yamato Transport Co Ltd	3,769,936
284

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

57,000		Yamazaki Baking Co Ltd	$908,077
110,900	e	Yaskawa Electric Corp	1,314,451
107,500		Yokogawa Electric Corp	1,205,929
49,400		Yokohama Rubber Co Ltd	976,990
		TOTAL JAPAN	1,475,590,523

JERSEY, C.I. - 0.2%
480,834		Experian Group Ltd	9,014,982
46,579		Randgold Resources Ltd	2,809,929
		TOTAL JERSEY, C.I.	11,824,911

LUXEMBOURG - 0.3%
42,961	*	Altice S.A.	5,425,924
485,897	e	ArcelorMittal	4,385,896
32,254		Millicom International Cellular S.A.	2,358,764
159,652		SES Global S.A.	4,938,392
230,723		Tenaris S.A.	2,916,431
		TOTAL LUXEMBOURG	20,025,407

MACAU - 0.0%
463,600		MGM China Holdings Ltd	982,328
763,600	*,e	Wynn Macau Ltd	1,574,779
		TOTAL MACAU	2,557,107

MEXICO - 0.0%
106,116		Fresnillo plc	1,070,333
		TOTAL MEXICO	1,070,333

NETHERLANDS - 3.4%
873,523		Aegon NV	6,718,911
119,571		Akzo Nobel NV	8,555,908
172,502		ASML Holding NV	17,147,643
41,495		Boskalis Westminster	2,027,338
118,622		Delta Lloyd NV	2,105,923
89,200		DSM NV	5,090,596
38,596		Gemalto NV	3,311,798
51,075		Heineken Holding NV	3,539,250
111,400		Heineken NV	8,760,450
1,889,298		ING Groep NV	32,131,584
432,913		Koninklijke Ahold NV	8,615,735
1,582,348	e	Koninklijke KPN NA	6,251,984
461,174		Koninklijke Philips Electronics NV	12,851,174
32,850	e	Koninklijke Vopak NV	1,716,133
90,940		NN Group NV	2,802,080
40,024	*,e	OCI NV	1,340,531
62,188		Randstad Holdings NV	4,246,947
1,924,352		Royal Dutch Shell plc (A Shares)	55,158,417
1,209,991		Royal Dutch Shell plc (B Shares)	35,035,363
239,699	*	TNT Express NV	2,006,047
145,621		Wolters Kluwer NV	4,819,856
		TOTAL NETHERLANDS	224,233,668
285

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.1%
471,268		Auckland International Airport Ltd	$1,682,145
190,812		Contact Energy Ltd	623,477
326,257		Fletcher Building Ltd	1,704,841
624,379	*	Meridian Energy Ltd	927,317
310,109		Mighty River Power Ltd	564,980
183,280		Ryman Healthcare Ltd	1,015,907
906,150	*	Telecom Corp of New Zealand Ltd	1,769,721
		TOTAL NEW ZEALAND	8,288,388

NORWAY - 0.6%
474,764		DNB NOR Holding ASA	7,739,810
96,418		Gjensidige Forsikring BA	1,549,363
665,283		Norsk Hydro ASA	2,480,980
395,071		Orkla ASA	3,148,627
185,036	*,e	Seadrill Ltd (Oslo Exchange)	1,664,909
545,233		Statoil ASA	9,191,888
365,600		Telenor ASA	8,030,767
88,090		Yara International ASA	4,382,846
		TOTAL NORWAY	38,189,190

PORTUGAL - 0.1%
18,488,693	*	Banco Comercial Portugues S.A.	1,416,655
1,131,526		Energias de Portugal S.A.	4,185,234
185,035		Galp Energia SGPS S.A.	2,140,001
120,809		Jeronimo Martins SGPS S.A.	1,795,482
		TOTAL PORTUGAL	9,537,372

SINGAPORE - 1.3%
1,035,960		Ascendas REIT	1,826,480
1,058,000		CapitaCommercial Trust	1,098,598
1,260,000		CapitaLand Ltd	2,956,800
1,170,330		CapitaMall Trust	1,706,118
199,400		City Developments Ltd	1,357,076
1,047,700		ComfortDelgro Corp Ltd	2,299,162
838,050		DBS Group Holdings Ltd	12,337,951
2,979,100	e	Genting International plc	1,908,998
1,714,800		Global Logistic Properties	2,876,136
3,391,247	e	Golden Agri-Resources Ltd	778,688
2,667,300		Hutchison Port Holdings Trust	1,600,876
55,309	e	Jardine Cycle & Carriage Ltd	1,191,257
716,100	e	Keppel Corp Ltd	3,912,044
1,461,394		Oversea-Chinese Banking Corp	10,959,076
460,860		SembCorp Industries Ltd	1,198,696
437,600	e	SembCorp Marine Ltd	831,636
255,633		Singapore Airlines Ltd	1,999,798
391,800		Singapore Exchange Ltd	2,277,805
848,200	e	Singapore Press Holdings Ltd	2,584,200
798,500		Singapore Technologies Engineering Ltd	1,909,109
4,015,803		Singapore Telecommunications Ltd	11,993,687
305,000		StarHub Ltd	851,568
286

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,181,000		Suntec Real Estate Investment Trust	$1,465,699
623,458		United Overseas Bank Ltd	10,092,889
222,770	e	UOL Group Ltd	1,088,338
902,000	e	Wilmar International Ltd	2,103,355
		TOTAL SINGAPORE	85,206,040

SOUTH AFRICA - 0.1%
266,303		Investec plc	2,428,767
180,051		Mondi plc	4,322,159
		TOTAL SOUTH AFRICA	6,750,926

SPAIN - 3.4%
236,553	e	Abertis Infraestructuras S.A. (Continuous)	3,873,541
91,386		ACS Actividades Construccion y Servicios S.A.	3,067,013
34,730	*	Aena S.A.	3,823,649
221,160	e	Amadeus IT Holding S.A.	9,655,090
3,085,540		Banco Bilbao Vizcaya Argentaria S.A.	31,288,452
2,447,441	e	Banco de Sabadell S.A.	5,575,908
863,265		Banco Popular Espanol S.A.	3,964,496
7,044,995		Banco Santander Central Hispano S.A.	48,714,112
2,211,510	e	Bankia S.A.	2,922,731
326,483		Bankinter S.A.	2,519,955
492,813		Corp Mapfre S.A.	1,586,285
1,345,240		Criteria CaixaBank S.A.	6,003,364
301,838	e	Distribuidora Internacional de Alimentacion S.A.	1,889,075
101,788		Enagas	2,857,368
151,868		Endesa S.A.	3,190,463
213,332		Ferrovial S.A.	5,188,101
164,901		Gas Natural SDG S.A.	3,579,077
77,819	e	Grifols S.A.	3,438,776
2,707,400		Iberdrola S.A.	19,095,948
545,901		Inditex S.A.	18,717,882
51,731		Red Electrica de Espana	4,130,712
516,729		Repsol YPF S.A.	8,684,359
2,171,072		Telefonica S.A.	33,301,456
112,813	e	Zardoya Otis S.A.	1,238,477
4,512	*,m	Zardoya Otis S.A. (International Shares)	49,533
		TOTAL SPAIN	228,355,823

SWEDEN - 2.8%
149,953	e	Alfa Laval AB	2,757,902
488,227		Assa Abloy AB	9,913,362
328,412		Atlas Copco AB (A Shares)	8,981,740
190,726		Atlas Copco AB (B Shares)	4,689,939
150,906		Boliden AB	2,786,739
116,760	e	Electrolux AB (Series B)	3,351,938
188,087	e	Elekta AB (B Shares)	1,249,298
1,485,768		Ericsson (LM) (B Shares)	15,885,899
96,479		Getinge AB (B Shares)	2,366,598
474,746		Hennes & Mauritz AB (B Shares)	18,888,857
128,431		Hexagon AB (B Shares)	4,149,890
201,078		Husqvarna AB (B Shares)	1,465,260
287

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

42,612	e	ICA Gruppen AB	$1,554,961
97,890		Industrivarden AB	1,848,810
221,734		Investor AB (B Shares)	8,548,639
113,495		Kinnevik Investment AB (Series B)	3,628,975
115,990	*,e	Lundin Petroleum AB	1,681,630
1,476,896		Nordea Bank AB	18,388,569
520,080	e	Sandvik AB	5,269,824
149,527		Securitas AB (B Shares)	2,146,436
732,724		Skandinaviska Enskilda Banken AB (Class A)	8,820,873
183,731		Skanska AB (B Shares)	3,869,226
192,232		SKF AB (B Shares)	3,759,953
286,971		Svenska Cellulosa AB (B Shares)	8,165,599
727,774		Svenska Handelsbanken AB	11,138,074
441,990		Swedbank AB (A Shares)	10,353,248
97,842		Swedish Match AB	2,996,889
150,557		Tele2 AB	1,566,348
1,257,932		TeliaSonera AB	7,644,737
754,103		Volvo AB (B Shares)	8,944,369
		TOTAL SWEDEN	186,814,582

SWITZERLAND - 9.7%
1,079,369		ABB Ltd	21,954,382
50,610		Actelion Ltd	7,484,371
82,634		Adecco S.A.	6,896,835
41,307	*,e	Aryzta AG.	2,095,820
27,180		Baloise Holding AG.	3,462,961
1,240	e	Barry Callebaut AG.	1,386,241
253,426		Cie Financiere Richemont S.A.	21,874,068
97,816		Coca-Cola HBC AG.	2,040,226
745,544		Credit Suisse Group	21,994,127
18,694	*	Dufry Group	2,592,360
4,764		EMS-Chemie Holding AG.	2,320,426
18,149		Geberit AG.	6,277,813
4,463		Givaudan S.A.	8,301,837
5,462,706		Glencore Xstrata plc	17,699,786
204,393	*	Holcim Ltd	14,221,345
107,440		Julius Baer Group Ltd	5,943,551
25,525		Kuehne & Nagel International AG.	3,523,660
436		Lindt & Spruengli AG.	2,450,008
55		Lindt & Spruengli AG. (Registered)	3,671,400
26,036		Lonza Group AG.	3,774,037
1,575,291		Nestle S.A.	119,170,882
1,125,177		Novartis AG.	116,753,003
17,649		Pargesa Holding S.A.	1,185,555
8,937		Partners Group	2,988,289
25,915		Phonak Holding AG.	3,689,244
343,990		Roche Holding AG.	99,386,504
20,923		Schindler Holding AG.	3,369,932
11,988		Schindler Holding AG. (Registered)	1,947,995
2,590		SGS S.A.	4,940,599
1,038		Sika AG.	3,763,143
312,509		STMicroelectronics NV	2,440,353
288

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

13,694	e	Sulzer AG.	$1,406,171
14,883		Swatch Group AG.	6,409,632
28,610		Swatch Group AG. (Registered)	2,344,918
17,158		Swiss Life Holding	4,048,386
35,593	*	Swiss Prime Site AG.	2,836,242
176,607		Swiss Re Ltd	15,887,034
12,560		Swisscom AG.	7,304,983
45,734		Syngenta AG.	18,841,062
1,787,321		UBS AG.	41,092,459
72,751		Zurich Financial Services AG.	22,153,377
		TOTAL SWITZERLAND	641,925,017

UNITED KINGDOM - 18.1%
517,273		3i Group plc	4,462,064
451,799		Aberdeen Asset Management plc	2,565,963
101,430		Admiral Group plc	2,343,739
122,256		Aggreko plc	2,289,964
189,656	*	AMEC plc	2,421,965
680,643		Anglo American plc (London)	8,582,220
695,143		ARM Holdings plc	10,906,181
244,640		Ashtead Group plc	3,751,451
181,961		Associated British Foods plc	9,144,978
625,413		AstraZeneca plc	42,220,746
1,949,700		Aviva plc	15,853,365
118,275		Babcock International Group	1,829,835
1,532,349		BAE Systems plc	11,472,966
8,050,730		Barclays plc	36,305,907
486,110		Barratt Developments plc	4,810,816
1,674,843		BG Group plc	28,497,061
8,914,985		BP plc	54,913,917
911,093		British American Tobacco plc	54,097,091
471,954		British Land Co plc	6,189,468
4,078,946		BT Group plc	29,519,329
157,215		Bunzl plc	4,500,150
213,804		Burberry Group plc	5,365,718
319,409		Capita Group plc	6,502,216
2,420,997		Centrica plc	10,069,424
456,994	e	CNH Industrial NV	4,101,316
546,533		Cobham plc	2,226,771
811,888		Compass Group plc	12,986,664
67,306		Croda International plc	3,191,581
1,246,502		Diageo plc	34,942,863
673,428		Direct Line Insurance Group plc	3,843,161
81,862		easyJet plc	2,100,321
442,601	*,e	Fiat DaimlerChrysler Automobiles NV	6,962,253
792,031		GKN plc	3,934,234
2,404,708		GlaxoSmithKline plc	52,266,232
830,652		Group 4 Securicor plc	3,561,288
377,914		Hammerson plc	3,879,518
125,233		Hargreaves Lansdown plc	2,337,922
9,476,241		HSBC Holdings plc	85,593,654
264,604		ICAP plc	2,128,543
289

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

128,690		IMI plc	$2,129,145
466,835		Imperial Tobacco Group plc	24,497,895
218,764		Inmarsat plc	3,029,408
114,897		InterContinental Hotels Group plc	4,825,934
394,540	*	International Consolidated Airlines Group S.A.	3,283,073
79,631		Intertek Group plc	3,043,121
1,869,384		ITV plc	8,180,007
647,882	e	J Sainsbury plc	2,676,248
99,503		Johnson Matthey plc	4,522,608
1,135,304		Kingfisher plc	6,395,146
385,194		Land Securities Group plc	7,807,970
2,880,354		Legal & General Group plc	11,715,037
436,559		Liberty International plc	2,245,282
28,287,970		Lloyds TSB Group plc	36,836,852
149,513		London Stock Exchange Group plc	6,081,869
802,169		Marks & Spencer Group plc	6,808,699
381,059		Meggitt plc	2,761,249
479,722		Melrose Industries plc	2,069,639
369,276	g	Merlin Entertainments plc	2,391,688
1,837,397		National Grid plc	24,453,427
472,280	*	New Carphone Warehouse plc	3,360,702
71,759		Next plc	8,951,914
2,391,393		Old Mutual plc	7,908,797
401,141		Pearson plc	7,527,915
154,369		Persimmon plc	4,925,929
125,174		Petrofac Ltd	1,714,592
1,253,511		Prudential plc	29,489,385
318,975		Reckitt Benckiser Group plc	30,589,127
511,624	*	Reed Elsevier NV	8,514,984
574,608		Reed Elsevier plc	10,020,551
337,854		Rexam plc	2,932,467
212,626		Rio Tinto Ltd	8,168,494
621,501		Rio Tinto plc	24,040,346
923,790		Rolls-Royce Group plc	11,432,583
1,236,548	*	Royal Bank of Scotland Group plc	6,595,096
385,711		Royal Mail plc	3,038,647
549,217		RSA Insurance Group plc	4,408,502
482,365	*	SABMiller plc	25,295,484
521,538		Sage Group plc	4,238,598
58,833		Schroders plc	2,898,731
480,405		Scottish & Southern Energy plc	11,365,907
358,113		Segro plc	2,509,903
120,316		Severn Trent plc	4,136,521
500,801	*	Sky plc	8,902,876
436,471		Smith & Nephew plc	8,112,097
192,655		Smiths Group plc	3,390,254
138,179	*	Sports Direct International plc	1,706,515
1,204,754		Standard Chartered plc	18,421,302
959,593		Standard Life plc	6,795,597
138,668	*,e	Subsea 7 S.A.	1,214,916
244,091		Tate & Lyle plc	2,077,458
1,699,129		Taylor Wimpey plc	5,149,808
290

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

3,963,538	*	Tesco plc			$13,329,135
119,801		Travis Perkins plc			4,200,674
472,986	*	Tullow Oil plc			1,808,592
807,881		Unilever NV			36,191,673
637,884		Unilever plc			28,934,424
338,377		United Utilities Group plc			4,707,005
13,110,050		Vodafone Group plc			49,660,824
105,861		Weir Group plc			2,541,765
88,461		Whitbread plc			7,162,129
427,955		William Hill plc			2,703,837
1,068,458	e	WM Morrison Supermarkets plc			3,040,525
126,205		Wolseley plc			8,379,516
640,839		WPP plc			14,723,790
		TOTAL UNITED KINGDOM			1,205,647,039

UNITED STATES - 1.3%
89,104		Carnival plc			4,938,843
1,133,901	d	iShares MSCI EAFE Index Fund			73,454,107
107,677	*	Qiagen NV			3,021,255
187,263	*,e	Transocean Ltd			2,542,259
		TOTAL UNITED STATES			83,956,464

		TOTAL COMMON STOCKS			6,598,523,808
		(Cost $5,783,728,867)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	BGP Holdings plc			0
		TOTAL AUSTRALIA			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.7%

GOVERNMENT AGENCY DEBT - 0.2%
$15,000,000	d	Federal Home Loan Bank (FHLB)	0.060%	09/21/15	14,998,980
		TOTAL GOVERNMENT AGENCY DEBT			14,998,980

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
162,773,204	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			162,773,204
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			162,773,204
		TOTAL SHORT-TERM INVESTMENTS			177,772,184
		(Cost $177,771,929)

		TOTAL INVESTMENTS - 102.0%			6,776,295,992
		(Cost $5,961,500,796)
		OTHER ASSETS & LIABILITIES, NET - (2.0)%			(134,728,550)
		NET ASSETS - 100.0%			$6,641,567,442
291

TIAA-CREF FUNDS - International Equity Index Fund

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $153,742,239.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/15, the aggregate value of these securities amounted to $2,391,688 or 0.0% of net assets.
m	Indicates a security that has been deemed illiquid.
292

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2015

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$1,783,404,133	26.8%
CONSUMER DISCRETIONARY	853,374,626	12.8
INDUSTRIALS	814,216,601	12.3
HEALTH CARE	766,598,161	11.5
CONSUMER STAPLES	735,630,597	11.1
MATERIALS	458,019,472	6.9
ENERGY	326,622,191	4.9
TELECOMMUNICATION SERVICES	322,794,398	4.9
INFORMATION TECHNOLOGY	298,926,403	4.5
UTILITIES	238,937,226	3.6
SHORT-TERM INVESTMENTS	177,772,184	2.7
OTHER ASSETS & LIABILITIES, NET	(134,728,550)	(2.0)

NET ASSETS	$6,641,567,442	100.0%

293

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS
EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2015

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 98.0%

CORPORATE BONDS - 47.4%

BRAZIL - 3.9%
	$1,000,000		Fibria Overseas Finance Ltd	5.250%	05/12/24	$1,006,250
	1,800,000	g	Klabin Finance S.A.	5.250	07/16/24	1,738,350
	2,000,000	g	Odebrecht Finance Ltd	4.375	04/25/25	1,400,000
	189,580	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	120,384
	335,472	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	216,379
BRL	2,305,000	g	Oi S.A.	9.750	09/15/16	605,879
	$1,100,000	g	Oi S.A.	5.750	02/10/22	871,420
	1,200,000	g	QGOG Constellation S.A.	6.250	11/09/19	726,000
	1,100,000	g	Samarco Mineracao S.A.	5.375	09/26/24	1,038,125
	1,000,000	g	Tupy Overseas S.A.	6.625	07/17/24	960,000
			TOTAL BRAZIL			8,682,787

CHILE - 2.9%
	1,000,000	g	AES Gener S.A.	5.000	07/14/25	1,019,445
	700,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	666,573
	1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	948,746
	1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,280,500
	1,000,000	g	ENTEL Chile S.A.	4.750	08/01/26	988,316
	1,500,000	g	Latam Airlines Group S.A.	7.250	06/09/20	1,531,332
			TOTAL CHILE			6,434,912

CHINA - 2.8%
	2,000,000		Baidu, Inc	3.000	06/30/20	1,987,948
	2,100,000		ENN Energy Holdings Ltd	3.250	10/23/19	2,064,094
	1,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,261,569
	1,100,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,105,621
			TOTAL CHINA			6,419,232

COLOMBIA - 2.8%
	1,940,000		Bancolombia S.A.	5.950	06/03/21	2,107,228
	500,000		Ecopetrol S.A.	4.125	01/16/25	458,750
	1,100,000		Ecopetrol S.A.	5.375	06/26/26	1,067,275
	800,000		Ecopetrol S.A.	5.875	05/28/45	697,984
	300,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	213,000
	1,100,000	g	Pacific Rubiales Energy Corp	5.625	01/19/25	695,420
	1,200,000	g	SUAM Finance BV	4.875	04/17/24	1,231,500
			TOTAL COLOMBIA			6,471,157
294

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GUATEMALA - 0.6%
	$1,300,000	g	Comcel Trust	6.875%	02/06/24	$1,378,390
			TOTAL GUATEMALA			1,378,390

INDIA - 3.7%
	1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,270,193
	1,000,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,067,770
	1,500,000	g	Bharti Airtel Ltd	4.375	06/10/25	1,517,629
	700,000		NTPC Ltd	4.750	10/03/22	736,117
	800,000		NTPC Ltd	5.625	07/14/21	878,970
	1,300,000	g	Reliance Holdings USA	5.400	02/14/22	1,415,495
	1,350,000	g	Reliance Industries Ltd	4.125	01/28/25	1,346,798
			TOTAL INDIA			8,232,972

INDONESIA - 1.9%
	2,100,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,270,500
	1,000,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	940,000
	1,130,000	g	Pertamina Persero PT	4.300	05/20/23	1,087,851
	1,000,000	g	Pertamina Persero PT	6.500	05/27/41	986,200
			TOTAL INDONESIA			4,284,551

ISRAEL - 0.9%
	2,000,000	g	Israel Electric Corp Ltd	5.000	11/12/24	2,068,836
			TOTAL ISRAEL			2,068,836

KAZAKHSTAN - 1.7%
	400,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	415,400
	750,000	g	KazMunayGas National Co JSC	4.875	05/07/25	675,750
	1,800,000	g	KazMunayGas National Co JSC	5.750	04/30/43	1,422,216
	1,700,000	g	KazMunayGas National Co JSC	6.000	11/07/44	1,369,962
			TOTAL KAZAKHSTAN			3,883,328

LUXEMBOURG - 0.5%
	1,150,000	g	Millicom International Cellular S.A.	6.000	03/15/25	1,135,625
			TOTAL LUXEMBOURG			1,135,625

MALAYSIA - 0.7%
	2,000,000		1MDB Global Investments Ltd	4.400	03/09/23	1,694,408
			TOTAL MALAYSIA			1,694,408

MEXICO - 6.4%
MXN	25,450,000		America Movil SAB de C.V.	6.450	12/05/22	1,531,344
	$1,050,000	g	Banco Santander Mexico S.A.	4.125	11/09/22	1,055,250
	1,150,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,291,450
	1,300,000	g	BBVA Bancomer S.A.	5.350	11/12/29	1,313,000
	1,400,000	g	Cemex Finance LLC	6.000	04/01/24	1,407,210
	575,000	g	Cemex SAB de C.V.	6.125	05/05/25	572,844
	1,300,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,227,720
	1,275,000	g	Mexichem SAB de C.V.	5.875	09/17/44	1,190,531
295

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		Pemex Project Funding Master Trust	6.625%	06/15/35	$802,500
400,000	g	Petroleos Mexicanos	4.250	01/15/25	389,600
1,325,000	g	Petroleos Mexicanos	4.500	01/23/26	1,299,162
1,400,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	1,443,400
1,050,000	g	Trust F	5.250	12/15/24	1,099,560
		TOTAL MEXICO			14,623,571

MOROCCO - 1.5%
1,100,000	g	OCP S.A.	5.625	04/25/24	1,152,145
1,100,000	g	OCP S.A.	4.500	10/22/25	1,054,625
1,200,000	g	OCP S.A.	6.875	04/25/44	1,255,344
		TOTAL MOROCCO			3,462,114

NIGERIA - 0.5%
1,200,000	g	Zenith Bank plc	6.250	04/22/19	1,138,560
		TOTAL NIGERIA			1,138,560

PANAMA - 1.0%
2,200,000	g	AES Panama SRL	6.000	06/25/22	2,222,550
		TOTAL PANAMA			2,222,550

PERU - 3.2%
1,250,000	g	Banco de Credito del Peru	4.250	04/01/23	1,275,000
1,000,000	g	BBVA Banco Continental S.A.	5.250	09/22/29	1,010,000
2,000,000	g	Corp Lindley S.A.	4.625	04/12/23	1,942,500
1,500,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	1,470,000
1,750,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,789,375
		TOTAL PERU			7,486,875

POLAND - 0.6%
1,300,000	g	PKO Finance AB	4.630	09/26/22	1,342,315
		TOTAL POLAND			1,342,315

RUSSIA - 2.2%
1,700,000	g	EDC Finance Ltd	4.875	04/17/20	1,513,000
1,450,000	g	Lukoil International Finance BV	3.416	04/24/18	1,394,297
600,000	g	Vimpelcom Holdings	7.504	03/01/22	604,500
1,800,000	g	VimpelCom Holdings BV	5.950	02/13/23	1,651,212
		TOTAL RUSSIA			5,163,009

SOUTH AFRICA - 3.9%
1,100,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	1,017,500
1,100,000		AngloGold Ashanti Holdings plc	8.500	07/30/20	1,125,133
3,100,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,011,960
1,750,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	1,768,550
1,212,000	g	Myriad International Holdings BV	5.500	07/21/25	1,230,180
1,000,000	g	Transnet SOC Ltd	4.000	07/26/22	955,656
		TOTAL SOUTH AFRICA			9,108,979
296

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SRI LANKA - 0.8%
$1,800,000	g	National Savings Bank	5.150%	09/10/19	$1,748,160
		TOTAL SRI LANKA			1,748,160

TRINIDAD AND TOBAGO - 0.4%
889,583	g	Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	887,359
		TOTAL TRINIDAD AND TOBAGO			887,359

TURKEY - 3.0%
1,500,000	g	Akbank TAS	4.000	01/24/20	1,461,000
1,500,000	g	Akbank TAS	5.125	03/31/25	1,423,125
1,200,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,054,200
1,200,000	g	Arcelik AS.	5.000	04/03/23	1,132,104
800,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	810,200
1,200,000	g	Turkiye Vakiflar Bankasi Tao	6.875	02/03/25	1,165,236
		TOTAL TURKEY			7,045,865

UNITED KINGDOM - 0.5%
1,200,000	g	Sable International Finance Ltd	6.875	08/01/22	1,201,500
		TOTAL UNITED KINGDOM			1,201,500

UNITED STATES - 0.3%
900,000		Freeport-McMoRan, Inc	4.550	11/14/24	760,500
		TOTAL UNITED STATES			760,500

VENEZUELA - 0.7%
1,170,000	g	Petroleos de Venezuela S.A.	8.500	11/02/17	797,355
3,175,000		Petroleos de Venezuela S.A.	5.375	04/12/27	1,024,096
		TOTAL VENEZUELA			1,821,451

		TOTAL CORPORATE BONDS			108,699,006
		(Cost $112,330,267)

GOVERNMENT BONDS - 50.6%

ANGOLA - 0.9%
2,000,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	1,974,400
		TOTAL ANGOLA			1,974,400

ARGENTINA - 0.5%
1,100,000	g	Provincia de Buenos Aires	9.950	06/09/21	1,086,250
		TOTAL ARGENTINA			1,086,250

BARBADOS - 0.4%
450,000	g	Barbados Government International Bond	6.625	12/05/35	410,625
460,000		Barbados Government International Bond	6.625	12/05/35	419,750
		TOTAL BARBADOS			830,375
297

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

BRAZIL - 3.9%
	$1,746,297	g	Brazil Loan Trust	5.477%	07/24/23	$1,711,371
	1,400,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,302,000
BRL	4,200,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,100,079
	$3,245,000		Brazilian Government International Bond	4.250	01/07/25	3,061,657
	2,075,000		Brazilian Government International Bond	5.000	01/27/45	1,735,738
			TOTAL BRAZIL			8,910,845

COLOMBIA - 0.8%
	1,750,000		Colombia Government International Bond	4.000	02/26/24	1,743,000
			TOTAL COLOMBIA			1,743,000

COSTA RICA - 1.0%
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,403,125
			TOTAL COSTA RICA			2,403,125

CROATIA - 2.6%
	775,000	g	Croatia Government International Bond	6.250	04/27/17	818,477
	1,915,000	g	Croatia Government International Bond	6.375	03/24/21	2,061,019
	2,875,000	g	Croatia Government International Bond	5.500	04/04/23	2,955,512
			TOTAL CROATIA			5,835,008

DOMINICAN REPUBLIC - 2.2%
DOP	15,000,000	g	Dominican Republic Central Bank Notes	10.000	02/24/17	336,253
	49,250,000	g	Dominican Republic International Bond	14.000	05/12/17	1,173,969
	$1,250,000	g	Dominican Republic International Bond	5.500	01/27/25	1,256,250
	2,000,000	g	Dominican Republic International Bond	8.625	04/20/27	2,400,000
			TOTAL DOMINICAN REPUBLIC			5,166,472

ECUADOR - 0.9%
	2,200,000	g	Ecuador Government International Bond	10.500	03/24/20	2,101,000
			TOTAL ECUADOR			2,101,000

EGYPT - 1.7%
	1,625,000	g	Egypt Government International Bond	5.875	06/11/25	1,590,875
EGP	17,500,000	j	Egypt Treasury Bills	0.000	10/20/15	2,183,776
			TOTAL EGYPT			3,774,651

EL SALVADOR - 1.0%
	$2,300,000	g	El Salvador Government International Bond	7.650	06/15/35	2,297,125
			TOTAL EL SALVADOR			2,297,125

GABON - 0.5%
	1,275,000	g	Gabonese Republic	6.950	06/16/25	1,230,299
			TOTAL GABON			1,230,299

GHANA - 0.9%
	2,200,000	g	Republic of Ghana	8.125	01/18/26	2,038,850
			TOTAL GHANA			2,038,850
298

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GREECE - 0.3%
EUR	958,000	g	Hellenic Republic Government Bond	4.750%	04/17/19	$707,143
			TOTAL GREECE			707,143

GUATEMALA - 1.0%
	$925,000	g	Guatemala Government Bond	5.750	06/06/22	987,437
	1,325,000	g	Guatemala Government Bond	4.875	02/13/28	1,301,813
			TOTAL GUATEMALA			2,289,250

HUNGARY - 2.6%
	3,300,000		Hungary Government International Bond	5.750	11/22/23	3,681,480
	1,635,000		Hungary Government International Bond	7.625	03/29/41	2,196,426
			TOTAL HUNGARY			5,877,906

INDONESIA - 2.9%
	1,855,000	g	Indonesia Government International Bond	3.375	04/15/23	1,759,931
	3,100,000	g	Indonesia Government International Bond	5.125	01/15/45	2,983,750
IDR	2,600,000,000		Indonesia Treasury Bond	5.250	05/15/18	178,747
	12,100,000,000		Indonesia Treasury Bond	7.875	04/15/19	885,529
	9,350,000,000		Indonesia Treasury Bond	8.375	03/15/24	680,817
			TOTAL INDONESIA			6,488,774

ISRAEL - 0.7%
	$1,500,000		Israel Government International Bond	4.500	01/30/43	1,509,150
			TOTAL ISRAEL			1,509,150

JAMAICA - 0.9%
	2,100,000		Jamaica Government International Bond	7.875	07/28/45	2,084,250
			TOTAL JAMAICA			2,084,250

KAZAKHSTAN - 1.3%
	2,000,000	g	Kazakhstan Government International Bond	5.125	07/21/25	1,979,240
	1,000,000	g	Kazakhstan Government International Bond	6.500	07/21/45	993,500
			TOTAL KAZAKHSTAN			2,972,740

KENYA - 0.1%
	257,000	g	Kenya Government International Bond	5.875	06/24/19	258,619
			TOTAL KENYA			258,619

MALAYSIA - 0.6%
MYR	5,500,000		Malaysia Government Bond	3.889	07/31/20	1,443,685
			TOTAL MALAYSIA			1,443,685

MEXICO - 0.9%
MXN	32,540,000		Mexican Bonos	6.500	06/09/22	2,097,101
			TOTAL MEXICO			2,097,101

MOROCCO - 0.8%
	$1,750,000	g	Morocco Government International Bond	4.250	12/11/22	1,779,750
			TOTAL MOROCCO			1,779,750
299

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

NIGERIA - 0.4%
	$945,000	g	Nigeria Government International Bond	6.375%	07/12/23	$921,564
			TOTAL NIGERIA			921,564

PAKISTAN - 0.5%
	1,100,000	g	Pakistan Government International Bond	7.250	04/15/19	1,145,375
			TOTAL PAKISTAN			1,145,375

PANAMA - 1.4%
	1,050,000		Panama Government International Bond	5.200	01/30/20	1,156,050
	2,000,000		Panama Government International Bond	3.750	03/16/25	1,990,000
			TOTAL PANAMA			3,146,050

PARAGUAY - 0.8%
	500,000	g	Republic of Paraguay	4.625	01/25/23	505,000
	1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,452,500
			TOTAL PARAGUAY			1,957,500

PHILIPPINES - 0.8%
PHP	72,000,000		Philippine Government International Bond	6.250	01/14/36	1,797,835
			TOTAL PHILIPPINES			1,797,835

POLAND - 0.5%
	$1,045,000		Poland Government International Bond	5.000	03/23/22	1,167,317
			TOTAL POLAND			1,167,317

REPUBLIC OF SERBIA - 0.8%
	1,800,000	g	Republic of Serbia	5.250	11/21/17	1,864,710
			TOTAL REPUBLIC OF SERBIA			1,864,710

RUSSIA - 2.4%
	1,100,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	1,121,811
	3,370,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,277,325
	1,071,875	g	Russian Foreign Bond - Eurobond	7.500	03/31/30	1,254,094
			TOTAL RUSSIA			5,653,230

SLOVENIA - 0.7%
	1,475,000	g	Slovenia Government International Bond	5.500	10/26/22	1,655,688
			TOTAL SLOVENIA			1,655,688

SOUTH AFRICA - 2.1%
ZAR	16,000,000		South Africa Government Bond	8.000	12/21/18	1,279,722
	$450,000		South Africa Government International Bond	5.500	03/09/20	489,375
	615,000		South Africa Government International Bond	6.250	03/08/41	703,068
	2,225,000		South Africa Government International Bond	5.375	07/24/44	2,248,630
			TOTAL SOUTH AFRICA			4,720,795
300

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SRI LANKA - 0.5%
	$1,100,000	g	Sri Lanka Government International Bond	6.125%	06/03/25	$1,080,750
			TOTAL SRI LANKA			1,080,750

SUPRANATIONAL - 0.8%
IDR	6,700,000,000		European Bank for Reconstruction & Development	7.250	02/08/16	486,922
INR	87,350,000		European Bank for Reconstruction & Development	6.000	03/03/16	1,356,184
			TOTAL SUPRANATIONAL			1,843,106

TUNISIA - 1.4%
	$1,900,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,838,250
	1,250,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	1,440,600
			TOTAL TUNISIA			3,278,850

TURKEY - 4.5%
	800,000		Republic of Turkey	6.000	01/14/41	836,000
TRY	3,117,500		Turkey Government Bond	8.200	11/16/16	1,100,817
	2,905,000		Turkey Government Bond	7.100	03/08/23	915,183
	$1,050,000		Turkey Government International Bond	6.750	04/03/18	1,154,790
	525,000		Turkey Government International Bond	7.500	11/07/19	602,857
	1,360,000		Turkey Government International Bond	5.625	03/30/21	1,457,757
	1,200,000		Turkey Government International Bond	5.125	03/25/22	1,248,694
	710,000		Turkey Government International Bond	8.000	02/14/34	908,800
	1,860,000		Turkey Government International Bond	6.875	03/17/36	2,139,000
			TOTAL TURKEY			10,363,898

URUGUAY - 0.9%
	2,200,000		Uruguay Government International Bond	5.100	06/18/50	2,112,000
			TOTAL URUGUAY			2,112,000

VENEZUELA - 0.7%
	2,230,000		Venezuela Government International Bond	7.750	10/13/19	825,100
	1,400,000		Venezuela Government International Bond	11.750	10/21/26	583,100
	900,000		Venezuela Government International Bond	9.250	05/07/28	332,100
			TOTAL VENEZUELA			1,740,300

VIETNAM - 1.1%
	2,625,000	g	Vietnam Government International Bond	4.800	11/19/24	2,628,281
			TOTAL VIETNAM			2,628,281

ZAMBIA - 0.9%
	1,850,000	g	Republic of Zambia	5.375	09/20/22	1,562,103
	550,000	g	Zambia Government International Bond	8.970	07/30/27	528,000
			TOTAL ZAMBIA			2,090,103
301

TIAA-CREF FUNDS - Emerging Markets Debt Fund

VALUE

TOTAL GOVERNMENT BONDS	$116,067,120
(Cost $120,229,946)

TOTAL BONDS	224,766,126
(Cost $232,560,213)

TOTAL INVESTMENTS - 98.0%	224,766,126
(Cost $232,560,213)
OTHER ASSETS & LIABILITIES, NET - 2.0%	4,599,140
NET ASSETS - 100.0%	$229,365,266

Abbreviation(s):
BRL Brazil Real
DOP Dominican Peso
EGP Egypt Pound
EUR Euro Dollar
IDR Indonesia Rupiah
INR India Rupee
MXN Mexico Peso
MYR Malaysia Ringgit
PHP Philippines Peso
TRY Turkey Lira
ZAR South Africa Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2015, the aggregate value of these securities amounted to $149,270,823 or 65.1% of net assets.
j	Zero coupon.
302

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS
EMERGING MARKETS DEBT FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2015

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$116,067,120	50.6%
FINANCIALS	23,644,271	10.3
UTILITIES	23,349,358	10.2
MATERIALS	16,723,251	7.3
ENERGY	15,952,345	7.0
TELECOMMUNICATION SERVICES	10,039,570	4.4
INDUSTRIALS	6,699,524	2.9
INFORMATION TECHNOLOGY	5,672,594	2.5
CONSUMER STAPLES	4,224,420	1.8
CONSUMER DISCRETIONARY	2,393,673	1.0
OTHER ASSETS & LIABILITIES, NET	4,599,140	2.0
NET ASSETS	$229,365,266	100.0%
303

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, International Equity Index Fund, and the Emerging Markets Debt Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, amongst other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Funds expect to adopt the Update for the October 31, 2015 annual report.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•          Level 1 – quoted prices in active markets for identical securities

•          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

304

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2015, the Emerging Markets Equity Fund, International Opportunities Fund and Emerging Markets Equity Index Fund had transfers from Level 2 to Level 3 due to the lack of recent market transactions, of $6.0 million, $13.5 million and $0.9 million, respectively.

As of July 31, 2015, 100% of the value of investments in the Enhanced Large-Cap Growth Index Fund, Large-Cap Value Index Fund and the S&P 500 Index Fund were valued based on Level 1 inputs.

As of July 31, 2015, 100% of the value of investments in the Emerging Markets Debt Fund was valued based on Level 2 inputs.

305

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of July 31, 2015, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Value Index
Equity investments:
Consumer discretionary	$133,445,498	$851,762	$-	$134,297,260
All other equity investments*	1,754,023,013	-	-	1,754,023,013
Short-term investments	34,965,863	-	-	34,965,863
Written options**	(32,986)	-	-	(32,986)
Total	$1,922,401,388	$851,762	$-	$1,923,253,150
Growth & Income
Equity investments:
Consumer discretionary	$921,738,781	$17,038,421	$-	$938,777,202
Consumer staples	475,141,482	49,974,760	-	525,116,242
Financials	623,648,261	21,873,703	-	645,521,964
Health care	713,846,693	65,538,495	-	779,385,188
Information technology	1,070,490,439	28,110,234	-	1,098,600,673
Materials	103,193,410	35,735,505	-	138,928,915
All other equity investments*	872,974,022	-	-	872,974,022
Short-term investments	91,961,076	-	-	91,961,076
Purchased options**	3,800	-	-	3,800
Written options**	(1,067,293)	-	-	(1,067,293)
Total	$4,871,930,671	$218,271,118	$-	$5,090,201,789
Large-Cap Growth
Equity investments:
Consumer discretionary	$750,371,491	$11,328,564	$-	$761,700,055
All other equity investments*	2,493,390,586	-	-	2,493,390,586
Short-term investments	45,416,772	24,799,732	-	70,216,504
Total	$3,289,178,849	$36,128,296	$-	$3,325,307,145
Large-Cap Value
Equity investments:
Consumer discretionary	$485,073,437	$37,766,476	$-	$522,839,913
Consumer staples	302,090,891	32,821,331	-	334,912,222
Financials	1,574,195,818	14,952,691	-	1,589,148,509
Health care	634,019,050	48,219,086	-	682,238,136
Industrials	535,634,583	-	7,267	535,641,850
Materials	167,910,626	8,703,990	-	176,614,616
All other equity investments*	1,742,373,028	-	-	1,742,373,028
Short-term investments	167,612,059	18,138,982	-	185,751,041
Total	$5,608,909,492	$160,602,556	$7,267	$5,769,519,315
Mid-Cap Growth
Equity investments*	$1,852,709,379	$-	$-	$1,852,709,379
Short-term investments	119,510,834	9,149,982	-	128,660,816
Purchased options**	306,310	-	-	306,310
Written options**	(903,596)	-	-	(903,596)
Total	$1,971,622,927	$9,149,982	$-	$1,980,772,909

306

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Mid-Cap Value
Equity investments:
Consumer discretionary	$528,462,796	$9,538,568	$-	$538,001,364
Energy	529,970,948	11,662,937	-	541,633,885
Financials	1,589,262,511	14,964,917	-	1,604,227,428
Health care	569,757,301	47,761,503	-	617,518,804
All other equity investments*	1,893,434,806	-	-	1,893,434,806
Short-term investments	112,092,718	48,298,559	-	160,391,277
Total	$5,222,981,080	$132,226,484	$-	$5,355,207,564
Small-Cap Equity
Equity investments*	$2,971,628,647	$-	$-	$2,971,628,647
Short-term investments	103,818,561	11,774,963	-	115,593,524
Futures**	(126,085)	-	-	(126,085)
Total	$3,075,321,123	$11,774,963	$-	$3,087,096,086
Social Choice Equity
Equity investments*	$2,761,183,352	$-	$-	$2,761,183,352
Short-term investments	-	54,863,968	-	54,863,968
Total	$2,761,183,352	$54,863,968	$-	$2,816,047,320
Emerging Markets Equity
Equity investments:
Africa/Middle East	$-	$67,310,131	$-	$67,310,131
Asia	27,735,668	556,044,636	3,177,166	586,957,470
Europe	5,135,311	33,829,603	-	38,964,914
Latin America	-	124,982,791	-	124,982,791
All other equity investments*	16,520,290	102,191,593	-	118,711,883
Corporate bonds	-	-	520,944	520,944
Short-term investments	41,434,561	-	-	41,434,561
Total	$90,825,830	$884,358,754	$3,698,110	$978,882,694
Enhanced International Equity Index
Equity investments:
Asia	$-	$321,400,074	$-	$321,400,074
Australasia	-	92,153,128	-	92,153,128
Europe	15,661,096	675,332,805	-	690,993,901
All other equity investments*	2,601,260	144,397,202	-	146,998,462
Short-term investments	34,401,825	-	-	34,401,825
Futures**	44,290	-	-	44,290
Total	$52,708,471	$1,233,283,209	$-	$1,285,991,680
Global Natural Resources
Equity investments:
Africa/Middle East	$-	$6,806,201	$-	$6,806,201
Asia	-	11,014,259	-	11,014,259
Australasia	-	19,203,811	-	19,203,811
Europe	3,850,439	48,293,517	-	52,143,956
North America	84,190,188	21,748,695	-	105,938,883
All other equity investments*	4,874,664	40,190,862	-	45,065,526
Short-term investments	19,757,304	-	-	19,757,304
Total	$112,672,595	$147,257,345	$-	$259,929,940

307

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity
Equity investments:
Asia	$-	$1,107,215,366	$-	$1,107,215,366
Europe	-	2,937,567,511	-	2,937,567,511
All other equity investments*	-	47,945,727	-	47,945,727
Short-term investments	86,925,314	67,885,790	-	154,811,104
Total	$86,925,314	$4,160,614,394	$-	$4,247,539,708
International Opportunities
Equity investments:
Asia	$-	$363,264,828	$13,490,498	$376,755,326
Australasia	-	24,881,236	-	24,881,236
Europe	-	505,379,527	1,561	505,381,088
North America	24,325,303	99,438,186	-	123,763,489
All other equity investments*	-	109,864,511	-	109,864,511
Short-term investments	35,682,041	19,999,960	-	55,682,001
Total	$60,007,344	$1,122,828,248	$13,492,059	$1,196,327,651
Equity Index
Equity investments:
Health care	$1,541,002,707	$-	$31,697	$1,541,034,404
Telecommunications	213,311,856	-	49,856	213,361,712
All other equity investments*	8,310,034,229	-	-	8,310,034,229
Short-term investments	308,432,118	14,689,764	-	323,121,882
Futures**	120,832	-	-	120,832
Total	$10,372,901,742	$14,689,764	$81,553	$10,387,673,059
Large-Cap Growth Index
Equity investments*	$2,529,984,115	$-	$-	$2,529,984,115
Short-term investments	44,392,916	6,999,986	-	51,392,902
Futures**	89,862	-	-	89,862
Total	$2,574,466,893	$6,999,986	$-	$2,581,466,879
Small-Cap Blend Index
Equity Investments:
Health care	$309,391,610	$-	$82,553	$309,474,163
Telecommunications	15,282,413	-	139,956	15,422,369
All other equity investments*	1,501,130,477	-	-	1,501,130,477
Short-term investments	255,786,864	-	-	255,786,864
Total	$2,081,591,364	$-	$222,509	$2,081,813,873
Emerging Markets Equity Index
Equity Investments:
Africa/Middle East	$-	$84,759,144	$262	$84,759,406
Asia	-	676,780,035	666,708	677,446,743
Europe	1,403,249	38,535,303	-	39,938,552
Latin America	-	125,380,681	-	125,380,681
North America	63,812,742	-	-	63,812,742
All other equity investments*	4,108,842	126,752,860	217,751	131,079,453
Corporate bonds	-	88,479	-	88,479
Short-term investments	91,485,942	-	-	91,485,942
Total	$160,810,775	$1,052,296,502	$884,721	$1,213,991,998
308

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Equity Index
Equity Investments:
Asia	$-	$1,678,684,042	$-	$1,678,684,042
Australasia	-	444,363,591	-	444,363,591
Europe	-	3,751,812,596	-	3,751,812,596
All other equity investments*	74,108,350	649,555,229	-	723,663,579
Short-term investments	162,773,204	14,998,980	-	177,772,184
Futures**	68,953	-	-	68,953
Total	$236,950,507	$6,539,414,438	$-	$6,776,364,945

*	For detailed categories, see the accompanying schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the schedule of investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in securities
Emerging Markets Equity Fund
Balance as of October 31, 2014	$709,422
Change in unrealized appreciation/depreciation	(2,037,921)
Sales proceeds	(8,052)
Gain/loss	(988,860)
Transfers into Level 3	6,023,521
Balance as of July 31, 2015	$3,698,110
International Opportunites Fund
Balance as of October 31, 2014	$1,781
Change in unrealized appreciation/depreciation	(220)
Transfers into Level 3	13,490,498
Balance as of July 31, 2015	$13,492,059
Emerging Markets Equity Index Fund
Balance as of October 31, 2014	$208,344
Change in unrealized appreciation/depreciation	(51)
Transfers into Level 3	883,786
Transfers out of Level 3	(207,358)
Balance as of July 31, 2015	$884,721

The following table summarizes the significant unobservable inputs used to value Level 3 investments as of July 31, 2015:

Fund	Fair value at 7/31/2015	Valuation technique	Unobservable input	Range (average)
Emerging Markets Equity
Investments in securities		Recent market
Common stocks	$3,698,110	transaction[a]	Discount	2% - 50% (41%)
International Opportunites
Investments in securities		Recent market
Common stocks	13,492,059	transactionaab	-	-
Emerging Markets Equity Index
Investments in securities		Recent market
Common stocks	884,721	transaction[a]	Discount	0% - 25% (6%)

[a]	Recent market transaction refers to the most recent known market transaction. Discount or premium may increase or decrease based on overall market conditions.
[b]	No quantitative unobservable inputs were significant to the fair value determination.

Level 3 valuation process: The TIAA-CREF Investment Management, LLC and Teachers Advisors, Inc. Fair Value Pricing Committee (“Pricing Committee”) operates under the direction of the Board. The Pricing Committee values investments for which market quotations are not readily available or reliable. The Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Pricing Committee reports to the Board at the Board’s regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using fair valuation procedures may differ from recent market transactions and may be significantly different from the value realized upon the sale of such investment.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

309

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

At July 31, 2015, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	48	$5,928,960	September 2015	$(126,085)
Enhanced International Equity Index	MSCI EAFE Mini Index	40	3,744,000	September 2015	44,290
Equity Index	S&P 500 E Mini Index	102	10,701,840	September 2015	120,832
Large-Cap Growth Index	S&P 500 E Mini Index	88	9,232,960	September 2015	89,862
Large-Cap Value Index	S&P 500 E Mini Index	128	13,429,760	September 2015	86,385
S&P 500 Index	S&P 500 E Mini Index	32	3,357,440	September 2015	37,810
International Equity Index	MSCI EAFE Mini Index	264	24,710,400	September 2015	68,953

Options: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss.

Purchased options outstanding as of July 31, 2015 were as follows:

	Number of contracts	Value
Growth & Income Fund
Delphi Automotive plc, Call, 8/21/15 at $82.50	100	$2,500
Expedia, Inc, Put, 8/7/15 at $104	260	1,300
Total	360	$3,800
Mid-Cap Growth Fund
Expedia, Inc, Put, 7/31/15 at $104	600	$1,800
Fortinet, Inc, Put, 8/21/15 at $40	2,000	10,000
Palo Alto Networks, Inc, Call, 8/21/15 at $192.50	450	141,300
Proofpoint, Inc, Put, 8/21/15 at $65	600	150,000
Twitter, Inc, Call, 7/31/15 at $36	3,210	3,210
Total	6,860	$306,310

Written options outstanding as of July 31, 2015 were as follows:

	Number of contracts	Value
Enhanced Large-Cap Value Index Fund
Avago Technologies Ltd, Put, 8/21/15 at $115	35	$(3,640)
Biogen, Inc, Put, 7/31/15 at $295	13	(65)
Biogen, Inc, Put, 7/31/15 at $300	8	(40)
Biogen, Inc, Put, 7/31/15 at $310	23	(138)
CF Industries Holdings, Inc, Put, 7/31/15 at $58	33	(495)
Cummins, Inc, Put, 7/31/15 at $117	26	(130)
Devon Energy Corp, Put, 8/7/15 at $49	45	(3,735)
EOG Resources, Inc, Call, 7/31/15 at $79.50	20	(80)
Gilead Sciences, Inc, Put, 7/31/15 at $104	41	(41)
GoPro, Inc, Call, 7/31/15 at $68	50	(100)
Harman International Industries, Call, 8/21/15 at $120	35	(4,620)
Harman International Industries, Put, 8/21/15 at $90	20	(1,200)
Lam Research Corp, Put, 8/21/15 at $75	22	(2,970)
Lazard Ltd, Put, 8/21/15 at $55	20	(2,250)
Nabors Industries Ltd, Put, 8/21/15 at $12	50	(3,900)
Perrigo Co, Call, 8/21/15 at $210	65	(7,150)
SVB Financial Group, Put, 8/21/15 at $135	20	(1,550)
Tesoro Corp, Put, 7/31/15 at $95.50	14	(882)
Total	540	$(32,986)
310

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

	Number of contracts	Value
Growth & Income Fund
Allergan Plc, Call, 8/07/15 at $345	90	$(14,400)
Allergan Plc, Put, 7/31/15 at $330	108	(7,128)
Alliance Data Systems Corp, Put, 8/21/15 at $270	100	(40,500)
Amgen, Inc, Call, 8/07/15 at $180	130	(14,300)
Analog Devices, Inc, Put, 8/21/15 at $52.50	260	(9,880)
Apple, Inc, Put, 8/07/15 at $119	400	(33,200)
Biogen, Inc, Call, 8/14/15 at $325	400	(200,000)
Biogen, Inc, Put, 8/21/15 at $310	400	(232,000)
Cigna Corp, Put, 8/21/15 at $140	400	(43,200)
Delphi Automotive Plc, Put, 8/21/15 at $70	200	(10,000)
Diplomat Pharmacy, Inc, Call, 8/21/15 at $60	260	(3,900)
Eaton Corp Plc, Put, 8/07/15 at $58	400	(5,000)
Edwards Lifesciences Corp, Put, 8/21/15 at $135	130	(2,600)
Edwards Lifesciences Corp, Put, 8/21/15 at $150	100	(21,500)
Electronic Arts, Inc, Put, 7/31/15 at $68	400	(400)
Expedia, Inc, Call, 8/07/15 at $121	260	(56,940)
Expedia, Inc, Put, 8/07/15 at $115	260	(10,400)
Expedia, Inc, Put, 8/07/15 at $98	260	(34,580)
Facebook Inc, Call, 8/07/15 at $105	300	(2,400)
Facebook, Inc, Put, 8/07/15 at $89	300	(4,200)
Facebook, Inc, Put, 8/14/15 at $87	200	(2,000)
Fireeye, Inc, Put, 7/31/15 at $43	675	(675)
Fortinet, Inc, Put, 8/21/15 at $43	130	(1,950)
Fortinet, Inc, Put, 8/21/15 at $45	540	(17,550)
Harman International Industries, Put, 8/21/15 at $90	170	(10,200)
Harman International Industries, Put, 8/21/15 at $95	100	(12,700)
Illumina, Inc, Put, 7/31/15 at $215	100	(500)
Intercept Pharmaceuticals, Inc, Call, 8/21/15 at $275	60	(53,700)
Lazard Ltd, Put, 8/21/15 at $55	400	(45,000)
LinkedIn Corp, Call, 7/31/15 at $245	100	(100)
LinkedIn Corp, Call, 7/31/15 at $255	100	(100)
Mattel Inc, Put, 8/21/15 at $23	800	(32,000)
Mead Johnson Nutrition Co, Put, 8/21/15 at $80	100	(900)
Microstrategy, Inc, Call, 8/21/15 at $220	80	(8,600)
Microstrategy, Inc, Put, 8/21/15 at $165	130	(2,600)
Mohawk Industries, Inc, Put, 8/21/15 at $175	130	(5,850)
Mylan NV, Put, 8/07/15 at $54	400	(19,200)
Netflix, Inc, Put, 7/31/15 at $106	100	(100)
Netflix, Inc, Put, 8/07/15 at $106	420	(11,340)
Tableau Software, Inc, Call, 8/07/15 at $114	300	(10,500)
Tableau Software, Inc, Put, 7/31/15 at $101	200	(1,200)
Tableau Software, Inc, Put, 8/07/15 at $102	300	(36,000)
Tesla Motors, Inc, Put, 8/21/15 at $245	100	(48,000)
Total	10,793	$(1,067,293)
311

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

	Number of contracts	Value
Mid-Cap Growth Fund
Expedia, Inc, Put, 7/31/15 at $98	600	$(2,400)
Fortinet, Inc, Call, 8/21/15 at $46	2,000	(510,000)
Fortinet, Inc, Put, 8/21/15 at $37	2,000	(14,000)
LinkedIn Corp, Call, 7/31/15 at $240	200	(600)
Palo Alto Networks, Inc, Call, 8/21/15 at $200	900	(129,600)
Proofpoint, Inc, Call, 8/21/15 at $70	600	(33,000)
Proofpoint, Inc, Put, 8/21/15 at $60	600	(45,000)
Tableau Software, Inc, Call, 7/31/15 at $110	568	(3,976)
The Middleby Corp, Call, 8/21/15 at $125	500	(158,750)
Twitter, Inc, Call, 7/31/15 at $40	3,210	(3,210)
Twitter, Inc, Put, 7/31/15 at $31	1,530	(3,060)
Total	12,708	$(903,596)

Note 4 —affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2014	Purchase cost	Sales proceeds	Realized gain(loss)	Dividend income	Withholding expense	Shares at July 31, 2015		Value at July 31, 2015
Large-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$262,541,188	$98,239,397	$193,168,526	$-	$-	$-	167,612,059		$167,612,059
Mid-Cap Growth Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	163,569,035	70,321,091	114,379,293	-	-	-	-	*	-
Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	234,863,780	49,654,405	180,699,623	-	-	-	-	*	-
Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	278,287,735	84,022,568	53,878,185	-	-	-	308,432,118		308,432,118
Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	286,165,959	82,379,627	112,758,722	-	-	-	255,786,864		255,786,864
International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	183,755,836	333,745,384	354,728,016	-	-	-	162,773,204		162,773,204

*	Not an affiliate investment as of July 31, 2015.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

312

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At July 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,612,395,931	$407,566,989	$(26,635,443)	$380,931,546
Enhanced Large-Cap Value Index	1,604,914,049	352,330,448	(33,958,361)	318,372,087
Growth & Income	3,945,440,530	1,210,749,991	(64,921,439)	1,145,828,552
Large-Cap Growth	2,425,193,042	932,984,935	(32,870,832)	900,114,103
Large-Cap Value	4,882,628,554	1,073,101,693	(186,210,932)	886,890,761
Mid-Cap Growth	1,696,547,174	322,052,217	(36,922,886)	285,129,331
Mid-Cap Value	4,091,234,198	1,448,080,988	(184,107,622)	1,263,973,366
Small-Cap Equity	2,720,476,265	487,928,263	(121,182,357)	366,745,906
Social Choice Equity	2,135,997,385	737,423,565	(57,373,630)	680,049,935
Emerging Markets Equity	951,883,864	91,161,693	(64,162,863)	26,998,830
Enhanced International Equity Index	1,197,229,797	141,990,212	(53,272,619)	88,717,593
Global Natural Resources	267,588,821	16,048,459	(23,707,341)	(7,658,882)
International Equity	3,852,897,618	527,825,197	(133,183,107)	394,642,090
International Opportunities	1,037,615,124	224,102,472	(65,389,945)	158,712,527
Equity Index	6,999,976,797	3,584,683,904	(197,108,474)	3,387,575,430
Large-Cap Growth Index	1,900,294,099	697,803,225	(16,720,307)	681,082,918
Large-Cap Value Index	3,072,382,247	446,094,708	(139,313,037)	306,781,671
S&P 500 Index	2,050,580,655	920,513,855	(69,893,451)	850,620,404
Small-Cap Blend Index	1,658,306,502	539,906,281	(116,398,910)	423,507,371
Emerging Markets Equity Index	1,305,681,199	104,314,174	(196,003,375)	(91,689,201)
International Equity Index	5,961,500,796	1,283,143,035	(468,347,839)	814,795,196
Emerging Markets Debt	232,560,213	744,063	(8,538,150)	(7,794,087)
313

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: September 14, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: September 14, 2015	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer (principal executive officer)

Date: September 14, 2015	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer